UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-21714

MML Series Investment Fund II
(Exact name of registrant as specified in charter)

100 Bright Meadow Blvd., Enfield, CT 06082
(Address of principal executive offices)	(Zip code)
Tina Wilson 100 Bright Meadow Blvd, Enfield, CT 06082
(Name and address of agent for service)

Registrant’s telephone number, including area code:	(860) 562-1000

Date of fiscal year end:	12/31/17

Date of reporting period:	6/30/17

Item 1. Reports to Stockholders.

MassMutual

Semiannual Report

# MML Series Investment Fund II

*This semiannual report pertains to certain funds offered through the Series. Your variable product prospectus will list which of these funds are available through your variable product.*

June 30, 2017

This material must be preceded or accompanied by a current prospectus (or summary prospectus, if available) for the MML Series Investment Fund II. Investors should consider a Fund’s investment objective, risks, and charges and expenses carefully before investing. This and other information about the investment company is available in the prospectus (or summary prospectus, if available). Read it carefully before investing.

MML Series Investment Fund II – President’s Letter to Shareholders (Unaudited)

To Our Shareholders

Tina Wilson

“The diversified suite of investment options we provide in our MML Series Investment Fund II taps into the deep expertise of seasoned asset managers who are committed to helping you prepare for a stronger financial future.”

June 30, 2017

Welcome to the MML Series Investment Fund II Semiannual Report, covering the six months from January 1, 2017 to June 30, 2017.

Market Highlights

•	During the period, U.S. stocks and bonds delivered some of the best first-half-year results investors have seen since 2009.

•	Market momentum surged throughout the first five months of the period, but lagged in June.

•	Large-cap stocks outperformed small caps, and growth stocks beat their value counterparts.

•	All market sectors except energy delivered positive returns for the period.

•	The U.S. Federal Reserve (the “Fed”) raised short-term interest rates twice during the period, a move some investors viewed as the end of ultra-cheap money.

•	Factors to watch during the last half of 2017 include the Republican administration’s ability to implement policy, corporate earnings, and continued global market momentum.

Market Environment

Stocks and bonds delivered some of the best first-half-year results investors have seen since 2009. Most of the major domestic and global indexes logged positive returns for the period. However, enthusiasm that powered the market early in the first half of 2017 flattened out as the period ended. The S&P 500® Index* tells the story for the U.S. equity markets. The index returned 9.34 percent for the period and crossed multiple record-high closings on the way. Nearly two-thirds of that growth occurred in the first three months of the year, building on a strong fourth quarter in 2016. However, growth slowed to add just 3.27 percent during the last three months of the period, with the month of June adding only 0.06 percent to the total.

Multiple secular factors affected domestic markets during the reporting period. The new Republican administration picked health care reform as its first policy target, but failed on multiple tries to garner enough votes for passage. As a result, investor optimism about the administration’s ability to implement meaningful policy change has weakened. The Fed raised short-term interest rates twice – in March and June. Neither hike caused undue turbulence, but concerns about how many more and how fast continues to nag investors. Corporate earnings reports for the fourth quarter of 2016 and the first quarter of 2017 offered investors hope that valuations – already deemed high – still had room to run. Oil prices remained above $50 per barrel for much of the period, but dropped in June on concerns of oversupply and of OPEC’s inability to rein in production being offset by U.S. domestic shale fields.

Outside of the U.S., central bankers in Europe and Asia continue to keep a tight hand on fiscal stimulus levers as economies around the globe showed signs of gaining traction. British Prime Minister Theresa May failed in her attempt to gain more seats in Parliament, casting a shadow over

*	Indexes are unmanaged, do not incur fees or expenses and cannot be purchased directly for investment.

(Continued)

1

MML Series Investment Fund II – President’s Letter to Shareholders (Unaudited) (Continued)

the looming Brexit proceedings. (“Brexit” – an abbreviation for “British exit” – was the United Kingdom’s surprising June 23, 2016 referendum to leave the EU.) While Great Britain saw a spike in uncertainty after June’s snap election (a “snap election” is an election called earlier than expected), European markets gained momentum during the first half of 2017. Asian markets were notable for their lack of volatility and headlines during the period. Emerging markets, as measured by the MSCI Emerging Markets Index*, delivered an 18.43 percent return for the reporting period.

As is often the case, markets rise unevenly. If 2016 was the year for value stocks, 2017 is so far proving to favor growth stocks. Large- and small-cap growth stocks have outperformed their value counterparts by nearly 10 percent for the period. Similarly, the markets favored large-cap stocks over their small-cap brethren. At the S&P 500 sector level, returns across all market sectors except energy and telecommunications were positive for the first half of 2017. Information technology and health care outperformed, gaining 17.1 percent and 16.1 percent, respectively. The energy sector, dragged down by falling oil prices, underperformed, losing 12.6 percent year to date.

Along with investors’ “risk on” attitude toward equity markets, the Fed rate hikes exerted pressure on bond prices. As the Fed raised short-term rates in June, investors began realizing that the era of ultra-cheap money may be ending, which triggered a late June sell-off that pushed yields higher. (Bond yields rise inversely to bond prices.) The yield on the bellwether 10-year U.S. Treasury ended the period at 2.35 percent. Investment-grade and high-yield corporate bonds diverged significantly, as U.S. high-yield corporate bonds bucked the investment-grade bond market trend and posted gains for the reporting period.

For the second half of 2017, we will be watching for signs that the Republican administration’s infrastructure policies are gaining traction and that corporate earnings continue to point toward sustainable corporate growth. We will also pay attention to inflation, interest rates, and continued economic momentum around the globe.

Review and maintain your strategy

MassMutual renewed its commitment to helping people secure their financial future and protect the ones they love in May 2017 with a new brand presence. Please visit MassMutual.com to learn more about MassMutual and how we can help you.

Because we are people helping people, we would like to remind you that, as a long-term investor, it’s important to maintain perspective and have realistic expectations about the future performance of your investment accounts. The diversified suite of investment options we provide in our MML Series Investment Fund II taps into the deep expertise of seasoned asset managers who are committed to helping you prepare for a stronger financial future.

Many of our clients find that working with a personal financial professional can help them define an investment strategy that aligns with how comfortable they are with market volatility, how long they have to save and invest, and their specific financial goals. You may find it valuable to seek out a financial advisor to help you. If you are already working with such an advisor, this may be a good time to re-evaluate your current investment strategy and investment allocations – and to make any adjustments you feel may be needed.

As always, we thank you for your confidence in MassMutual.

Sincerely,

Tina Wilson

President

The information provided is the opinion of MassMutual U.S. Product and Marketing as of 7/1/17 and is subject to change without notice. It is not to be construed as tax, legal, or investment advice. Of course, past performance does not guarantee future results.

2

MML Blend Fund – Portfolio Summaries (Unaudited)

What is the investment approach of MML Blend Fund, and who is the Fund’s subadviser?

The Fund seeks to achieve as high a level of total rate of return over an extended period of time as is considered consistent with prudent investment risk and the preservation of capital. The Fund invests across different asset classes (equity securities, fixed income securities, including bank loans and Rule 144A securities, and money market instruments), each represented by a different segment of the Fund’s portfolio. The subadviser typically adjusts the allocation among the three segments, based on its judgment about each segment’s potential for returns in comparison with those of other segments and corresponding risk. The Fund’s subadviser is Barings LLC (Barings).

MML Blend Fund Portfolio Characteristics (% of Net Assets) on 6/30/17

Common Stock	69.1%
Corporate Debt	10.1%
Non-U.S. Government Agency Obligations	8.2%
U.S. Government Agency Obligations and Instrumentalities	7.2%
U.S. Treasury Obligations	4.4%
Sovereign Debt Obligations	0.3%
Municipal Obligations	0.2%
Preferred Stock	0.1%
Purchased Options	0.1%
Rights	0.0%

Total Long-Term Investments	99.7%
Short-Term Investments and Other Assets and Liabilities	0.3%

Net Assets	100.0%

3

MML Equity Fund – Portfolio Summaries (Unaudited)

What is the investment approach of MML Equity Fund, and who are the Fund’s subadvisers?

The Fund’s primary objective is to achieve a superior total rate of return over an extended period of time from both capital appreciation and current income. Its secondary objective is the preservation of capital when business and economic conditions indicate that investing for defensive purposes is appropriate. The Fund invests primarily in common stocks of companies that the subadvisers believe are undervalued in the marketplace, with a focus on securities of larger size companies. Under normal circumstances, the Fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in common stocks, preferred stocks, securities convertible into common or preferred stocks, and other securities, such as warrants and stock rights, whose value is based on stock prices. The Fund’s two subadvisers are OppenheimerFunds, Inc. (OFI), which managed approximately 59% of the Fund’s portfolio; and Loomis, Sayles & Company, L.P. (Loomis Sayles), which was responsible for approximately 41% of the Fund’s portfolio, as of June 30, 2017.

MML Equity Fund Largest Holdings (% of Net Assets) on 6/30/17

JP Morgan Chase & Co.	4.3%
Bank of America Corp.	4.2%
Chevron Corp.	2.4%
UnitedHealth Group, Inc.	2.2%
Comcast Corp. Class A	2.1%
American International Group, Inc.	1.9%
Johnson Controls International PLC	1.9%
Citigroup, Inc.	1.9%
Pfizer, Inc.	1.9%
Edison International	1.8%

24.6%

MML Equity Fund Sector Table (% of Net Assets) on 6/30/17

Financial	30.1%
Consumer, Non-cyclical	16.0%
Industrial	14.5%
Energy	9.2%
Technology	8.2%
Consumer, Cyclical	7.2%
Communications	6.7%
Utilities	4.1%
Basic Materials	2.6%
Mutual Funds	1.5%

Total Long-Term Investments	100.1%
Short-Term Investments and Other Assets and Liabilities	(0.1)%

Net Assets	100.0%

4

MML Managed Bond Fund – Portfolio Summaries (Unaudited)

What is the investment approach of MML Managed Bond Fund, and who is the Fund’s subadviser?

The Fund’s investment objective is to achieve as high a total rate of return on an annual basis as is considered consistent with the preservation of capital. Under normal circumstances, the Fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in investment grade fixed income securities (rated Baa3 or higher by Moody’s, BBB- or higher by Standard & Poor’s or the equivalent by any NRSRO, or, if unrated, determined to be of comparable quality by the subadviser). The Fund’s subadviser is Barings LLC (Barings).

MML Managed Bond Fund Portfolio Characteristics (% of Net Assets) on 6/30/17

Corporate Debt	34.4%
Non-U.S. Government Agency Obligations	28.4%
U.S. Government Agency Obligations and Instrumentalities	24.4%
U.S. Treasury Obligations	8.9%
Sovereign Debt Obligations	0.8%
Municipal Obligations	0.7%
Preferred Stock	0.2%
Purchased Options	0.2%

Total Long-Term Investments	98.0%
Short-Term Investments and Other Assets and Liabilities	2.0%

Net Assets	100.0%

5

MML U.S. Government Money Market Fund – Portfolio Summaries (Unaudited)

What is the investment approach of MML U.S. Government Money Market Fund, and who is the Fund’s subadviser?

The Fund’s investment objective is to achieve current income consistent with preservation of capital and liquidity. The Fund normally invests at least 99.5% of its total assets in cash, U.S. Government securities, and/or repurchase agreements fully collateralized by cash or U.S. Government securities. It is important to note that this Fund seeks to maintain, but does not guarantee, a stable $1.00 share price. Under normal circumstances, the Fund invests at least 80% of its net assets in U.S. Government securities and repurchase agreements that are fully collateralized by U.S. Government securities. You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time. The Fund’s subadviser is Barings LLC (Barings).

MML U.S. Government Money Market Fund Portfolio Characteristics (% of Net Assets) on 6/30/17

Discount Notes	86.9%
Repurchase Agreement	13.0%
Time Deposits	0.1%

Total Short-Term Investments	100.0%
Other Assets and Liabilities	0.0%

Net Assets	100.0%

6

MML Blend Fund – Portfolio of Investments

June 30, 2017 (Unaudited)

	Number of Shares	Value
EQUITIES — 69.2%

COMMON STOCK — 69.1%
Basic Materials — 1.3%
Chemicals — 1.1%
Air Products & Chemicals, Inc.	5	$715
Albemarle Corp.	17,560	1,853,283
CF Industries Holdings, Inc.	90	2,516
The Dow Chemical Co.	20,073	1,266,004
E.I. du Pont de Nemours & Co.	15,560	1,255,848
Eastman Chemical Co.	13,970	1,173,340
LyondellBasell Industries NV Class A	8,600	725,754
Monsanto Co.	6,694	792,302
The Mosaic Co.	5,900	134,697
PPG Industries, Inc.	8	880
Praxair, Inc.	6	795
The Sherwin-Williams Co.	3	1,053

		7,207,187

Forest Products & Paper — 0.0%
International Paper Co.	3,587	203,060

Iron & Steel — 0.1%
Nucor Corp.	4,756	275,230

Mining — 0.1%
Freeport-McMoRan, Inc. (a)	64	769
Newmont Mining Corp.	23,670	766,671

		767,440

		8,452,917

Communications — 9.6%
Advertising — 0.1%
The Interpublic Group of Cos., Inc.	6,922	170,281
Omnicom Group, Inc.	3,747	310,626

		480,907

Internet — 4.7%
Alphabet, Inc. Class A (a)	6,710	6,238,153
Alphabet, Inc. Class C (a)	6,611	6,007,614
Amazon.com, Inc. (a)	6,740	6,524,320
Cars.com, Inc. (a)	6,737	179,406
eBay, Inc. (a)	49,277	1,720,753
Expedia, Inc.	5,157	768,135
F5 Networks, Inc. (a)	6,200	787,772
Facebook, Inc. Class A (a)	31,600	4,770,968
Netflix, Inc. (a)	3	448
The Priceline Group, Inc. (a)	961	1,797,570
Symantec Corp.	28,255	798,204
TripAdvisor, Inc. (a)	37	1,414
VeriSign, Inc. (a)	15,791	1,467,931

		31,062,688

	Number of Shares	Value
Media — 2.7%
CBS Corp. Class B	11,457	$730,727
Charter Communications, Inc. Class A (a)	2,321	781,829
Comcast Corp. Class A	203,224	7,909,478
Discovery Communications, Inc. Class A (a)	27,900	720,657
Discovery Communications, Inc. Class C (a)	6,900	173,949
News Corp. Class A	6,866	94,064
Scripps Networks Interactive, Inc. Class A	25,372	1,733,161
TEGNA, Inc.	20,212	291,255
Time Warner, Inc.	7,515	754,581
Twenty-First Century Fox, Inc. Class A	19,567	554,529
Twenty-First Century Fox, Inc. Class B	7,900	220,173
Viacom, Inc. Class B	26,310	883,227
The Walt Disney Co.	28,652	3,044,275

		17,891,905

Telecommunications — 2.1%
AT&T, Inc.	154,353	5,823,739
CenturyLink, Inc.	16,828	401,853
Cisco Systems, Inc.	103,542	3,240,865
Juniper Networks, Inc.	34,289	955,977
Motorola Solutions, Inc.	19,437	1,685,965
Verizon Communications, Inc.	34,655	1,547,692

		13,656,091

		63,091,591

Consumer, Cyclical — 7.4%
Airlines — 1.2%
Alaska Air Group, Inc.	27,300	2,450,448
American Airlines Group, Inc.	28,200	1,419,024
Delta Air Lines, Inc.	23,200	1,246,768
Southwest Airlines Co.	10,383	645,200
United Continental Holdings, Inc. (a)	32,000	2,408,000

		8,169,440

Apparel — 0.5%
Hanesbrands, Inc.	40,400	935,664
Michael Kors Holdings Ltd. (a)	29,700	1,076,625
NIKE, Inc. Class B	22,984	1,356,056
Ralph Lauren Corp.	850	62,730

		3,431,075

Auto Manufacturers — 0.4%
Ford Motor Co.	128,513	1,438,060
General Motors Co.	29,600	1,033,928
PACCAR, Inc.	5,322	351,465

		2,823,453

The accompanying notes are an integral part of the financial statements.

7

MML Blend Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Auto Parts & Equipment — 0.5%
BorgWarner, Inc.	22,100	$936,156
Delphi Automotive PLC	9,300	815,145
The Goodyear Tire & Rubber Co.	42,151	1,473,599

		3,224,900

Distribution & Wholesale — 0.0%
Fastenal Co.	82	3,570
W.W. Grainger, Inc.	2	361

		3,931

Home Builders — 0.2%
D.R. Horton, Inc.	1,947	67,308
PulteGroup, Inc.	59,373	1,456,419

		1,523,727

Home Furnishing — 0.1%
Leggett & Platt, Inc.	86	4,518
Whirlpool Corp.	1,573	301,418

		305,936

Leisure Time — 0.2%
Carnival Corp.	15,800	1,036,006
Harley-Davidson, Inc.	8,702	470,082
Royal Caribbean Cruises Ltd.	100	10,923

		1,517,011

Lodging — 0.5%
Marriott International, Inc. Class A	7,321	734,369
Wyndham Worldwide Corp.	13,209	1,326,316
Wynn Resorts Ltd.	9,618	1,289,966

		3,350,651

Retail — 3.7%
AutoNation, Inc. (a)	10,799	455,286
AutoZone, Inc. (a)	494	281,807
Bed Bath & Beyond, Inc.	18,164	552,186
Best Buy Co., Inc.	41,392	2,373,003
Coach, Inc.	6,220	294,455
Costco Wholesale Corp.	1,460	233,498
CVS Health Corp.	21,694	1,745,499
Darden Restaurants, Inc.	2,654	240,028
Dollar General Corp.	3,200	230,688
Dollar Tree, Inc. (a)	48	3,356
Foot Locker, Inc.	9,100	448,448
The Gap, Inc.	70,590	1,552,274
Genuine Parts Co.	2,834	262,882
The Home Depot, Inc.	10,327	1,584,162
Kohl’s Corp.	29,230	1,130,324
L Brands, Inc.	2,200	118,558
Lowe’s Cos., Inc.	14,295	1,108,291
Macy’s, Inc.	24,751	575,213
McDonald’s Corp.	7,350	1,125,726
Nordstrom, Inc.	2,308	110,392
O’Reilly Automotive, Inc. (a)	333	72,840
PVH Corp.	16,520	1,891,540

	Number of Shares	Value
Ross Stores, Inc.	14,044	$810,760
Staples, Inc.	81,365	819,345
Starbucks Corp.	8,654	504,615
Target Corp.	15,086	788,847
Tiffany & Co.	802	75,284
The TJX Cos., Inc.	14,106	1,018,030
Wal-Mart Stores, Inc.	34,922	2,642,897
Walgreens Boots Alliance, Inc.	16,557	1,296,579
Yum! Brands, Inc.	435	32,086

		24,378,899

Toys, Games & Hobbies — 0.1%
Hasbro, Inc.	3,861	430,540
Mattel, Inc.	2,090	44,998

		475,538

		49,204,561

Consumer, Non-cyclical — 13.8%
Agriculture — 1.1%
Altria Group, Inc.	43,859	3,266,180
Archer-Daniels-Midland Co.	11,392	471,401
Philip Morris International, Inc.	30,926	3,632,258
Reynolds American, Inc.	3,576	232,583

		7,602,422

Beverages — 0.8%
Brown-Forman Corp. Class B	12	583
The Coca-Cola Co.	41,930	1,880,561
Constellation Brands, Inc. Class A	262	50,757
Dr. Pepper Snapple Group, Inc.	4,404	401,248
PepsiCo, Inc.	23,400	2,702,466

		5,035,615

Biotechnology — 1.6%
Amgen, Inc.	24,721	4,257,698
Biogen, Inc. (a)	3,662	993,720
Celgene Corp. (a)	11,216	1,456,622
Gilead Sciences, Inc.	54,610	3,865,296

		10,573,336

Commercial Services — 1.3%
Automatic Data Processing, Inc.	4,809	492,730
Cintas Corp.	1,878	236,703
Ecolab, Inc.	2	266
Equifax, Inc.	132	18,140
H&R Block, Inc.	69,563	2,150,192
Moody’s Corp.	3,330	405,194
PayPal Holdings, Inc. (a)	77	4,133
Quanta Services, Inc. (a)	13,913	458,016
Robert Half International, Inc.	26	1,246
S&P Global, Inc.	14,688	2,144,301
Total System Services, Inc.	2,707	157,683
United Rentals, Inc. (a)	13,880	1,564,415
The Western Union Co.	41,488	790,346

		8,423,365

The accompanying notes are an integral part of the financial statements.

8

MML Blend Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Cosmetics & Personal Care — 0.9%
Colgate-Palmolive Co.	5,906	$437,812
The Estee Lauder Cos., Inc. Class A	7,910	759,202
The Procter & Gamble Co.	59,029	5,144,377

		6,341,391

Foods — 0.6%
Campbell Soup Co.	1,624	84,692
Conagra Brands, Inc.	28,474	1,018,230
General Mills, Inc.	1,962	108,695
The Hershey Co.	1,647	176,838
Hormel Foods Corp.	15,732	536,619
The J.M. Smucker Co.	845	99,989
Kellogg Co.	8,428	585,409
The Kraft Heinz Co.	4,958	424,603
The Kroger Co.	58	1,353
McCormick & Co., Inc.	161	15,699
Mondelez International, Inc. Class A	4,075	175,999
Sysco Corp.	5,334	268,460
Tyson Foods, Inc. Class A	4,301	269,372
Whole Foods Market, Inc.	550	23,160

		3,789,118

Health Care – Products — 1.6%
Abbott Laboratories	29,601	1,438,905
Baxter International, Inc.	47,461	2,873,289
Becton, Dickinson & Co.	7,690	1,500,396
Boston Scientific Corp. (a)	5,300	146,916
C.R. Bard, Inc.	202	63,854
Danaher Corp.	4,756	401,359
DENTSPLY SIRONA, Inc.	256	16,599
Edwards Lifesciences Corp. (a)	980	115,875
Hologic, Inc. (a)	7,400	335,812
Intuitive Surgical, Inc. (a)	96	89,796
Medtronic PLC	23,600	2,094,500
Patterson Cos., Inc.	86	4,038
Stryker Corp.	480	66,614
Thermo Fisher Scientific, Inc.	3,971	692,820
Varian Medical Systems, Inc. (a)	2,097	216,389
Zimmer Biomet Holdings, Inc.	2,455	315,222

		10,372,384

Health Care – Services — 2.0%
Aetna, Inc.	6,227	945,445
Anthem, Inc.	5,796	1,090,402
Centene Corp. (a)	22,100	1,765,348
Cigna Corp.	712	119,182
DaVita, Inc. (a)	13,930	902,107
Envision Healthcare Corp. (a)	100	6,267
HCA Healthcare, Inc. (a)	13,600	1,185,920
Humana, Inc.	1,084	260,832
Laboratory Corp. of America Holdings (a)	2	308
Quest Diagnostics, Inc.	3,309	367,828

	Number of Shares	Value
UnitedHealth Group, Inc.	37,104	$6,879,824
Universal Health Services, Inc. Class B	50	6,104

		13,529,567

Household Products & Wares — 0.2%
Avery Dennison Corp.	1,915	169,229
The Clorox Co.	723	96,332
Kimberly-Clark Corp.	7,345	948,313

		1,213,874

Pharmaceuticals — 3.7%
AbbVie, Inc.	32,022	2,321,915
Allergan PLC	5,570	1,354,011
AmerisourceBergen Corp.	3,907	369,329
Bristol-Myers Squibb Co.	11,567	644,513
Cardinal Health, Inc.	78	6,078
Eli Lilly & Co.	3,614	297,432
Express Scripts Holding Co. (a)	18,801	1,200,256
Johnson & Johnson	59,552	7,878,134
Mallinckrodt PLC (a)	27,700	1,241,237
McKesson Corp.	7,525	1,238,164
Merck & Co., Inc.	51,583	3,305,954
Mylan NV (a)	10,147	393,907
Pfizer, Inc.	128,141	4,304,256

		24,555,186

		91,436,258

Diversified — 0.0%
Holding Company – Diversified — 0.0%
Leucadia National Corp.	37	968

Energy — 3.1%
Oil & Gas — 2.8%
Anadarko Petroleum Corp.	48	2,176
Apache Corp.	21	1,006
Cabot Oil & Gas Corp.	48	1,204
Chesapeake Energy Corp. (a)	90	447
Chevron Corp.	40,508	4,226,200
ConocoPhillips	12,739	560,006
Devon Energy Corp.	447	14,291
EOG Resources, Inc.	8	724
EQT Corp.	97	5,683
Exxon Mobil Corp.	73,797	5,957,632
Helmerich & Payne, Inc.	60	3,260
Hess Corp.	32	1,404
Marathon Oil Corp.	9,427	111,710
Marathon Petroleum Corp.	43,506	2,276,669
Murphy Oil Corp.	11	282
Newfield Exploration Co. (a)	14,500	412,670
Noble Energy, Inc.	56	1,585
Occidental Petroleum Corp.	15	898
Phillips 66	11,669	964,910
Pioneer Natural Resources Co.	1	160
Range Resources Corp.	99	2,294

The accompanying notes are an integral part of the financial statements.

9

MML Blend Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Tesoro Corp.	4,787	$448,063
Transocean Ltd. (a)	122,500	1,008,175
Valero Energy Corp.	33,500	2,259,910

		18,261,359

Oil & Gas Services — 0.3%
Baker Hughes, Inc.	13,131	715,771
Halliburton Co.	14,467	617,886
National Oilwell Varco, Inc.	5,594	184,266
Schlumberger Ltd.	5,131	337,825
TechnipFMC PLC (a)	8,340	226,848

		2,082,596

Pipelines — 0.0%
Kinder Morgan, Inc.	38	728
The Williams Cos., Inc.	48	1,453

		2,181

		20,346,136

Financial — 14.5%
Banks — 7.7%
Bank of America Corp.	354,698	8,604,974
The Bank of New York Mellon Corp.	29,707	1,515,651
BB&T Corp.	18,566	843,082
Capital One Financial Corp.	9,142	755,312
Citigroup, Inc.	104,951	7,019,123
Citizens Financial Group, Inc.	34,500	1,230,960
Comerica, Inc.	21,421	1,568,874
Fifth Third Bancorp	27,021	701,465
The Goldman Sachs Group, Inc.	9,350	2,074,765
Huntington Bancshares, Inc.	6,800	91,936
JP Morgan Chase & Co.	114,222	10,439,891
KeyCorp	79,564	1,491,029
M&T Bank Corp.	1,355	219,442
Morgan Stanley	54,097	2,410,562
Northern Trust Corp.	5,059	491,785
The PNC Financial Services Group, Inc.	12,918	1,613,071
Regions Financial Corp.	79,415	1,162,636
State Street Corp.	8,176	733,632
SunTrust Banks, Inc.	12,100	686,312
US Bancorp	29,202	1,516,168
Wells Fargo & Co.	80,916	4,483,556
Zions Bancorp	27,141	1,191,761

		50,845,987

Diversified Financial Services — 2.5%
Alliance Data Systems Corp.	3,460	888,147
Altaba, Inc. (a)	15,529	846,020
American Express Co.	22,449	1,891,104
Ameriprise Financial, Inc.	11,356	1,445,505
BlackRock, Inc.	880	371,721
The Charles Schwab Corp.	18,112	778,092
Discover Financial Services	17,783	1,105,925
E*TRADE Financial Corp. (a)	54,061	2,055,940

	Number of Shares	Value
Franklin Resources, Inc.	38,387	$1,719,354
Intercontinental Exchange, Inc.	15	989
Invesco Ltd.	45,112	1,587,491
Mastercard, Inc. Class A	9,020	1,095,479
Nasdaq, Inc.	45	3,217
Navient Corp.	34,591	575,940
Raymond James Financial, Inc.	14,700	1,179,234
Synchrony Financial	20,100	599,382
T. Rowe Price Group, Inc.	8,406	623,809
Visa, Inc. Class A	12	1,125

		16,768,474

Insurance — 3.4%
Aflac, Inc.	14,472	1,124,185
The Allstate Corp.	12,035	1,064,375
American International Group, Inc.	13,046	815,636
Aon PLC	3,445	458,013
Assurant, Inc.	396	41,061
Berkshire Hathaway, Inc. Class B (a)	20,616	3,491,732
Chubb Ltd.	9,818	1,427,341
Cincinnati Financial Corp.	4,419	320,157
The Hartford Financial Services Group, Inc.	8,152	428,551
Lincoln National Corp.	30,851	2,084,911
Loews Corp.	30,283	1,417,547
Marsh & McLennan Cos., Inc.	5,813	453,181
MetLife, Inc.	18,190	999,359
Principal Financial Group, Inc.	22,229	1,424,212
The Progressive Corp.	18,114	798,646
Prudential Financial, Inc.	16,827	1,819,672
Torchmark Corp.	2,582	197,523
The Travelers Cos., Inc.	2,287	289,374
Unum Group	49,331	2,300,304
XL Group Ltd.	33,388	1,462,394

		22,418,174

Real Estate — 0.0%
CBRE Group, Inc. Class A (a)	6,287	228,847

Real Estate Investment Trusts (REITS) — 0.8%
American Tower Corp.	589	77,937
Apartment Investment & Management Co. Class A	685	29,434
AvalonBay Communities, Inc.	2,081	399,906
Boston Properties, Inc.	3	369
Equity Residential	56	3,686
Essex Property Trust, Inc.	1,500	385,905
Extra Space Storage, Inc.	7,000	546,000
GGP, Inc.	19,700	464,132
HCP, Inc.	21,335	681,867
Host Hotels & Resorts, Inc.	27,837	508,582
Iron Mountain, Inc.	48	1,649
Kimco Realty Corp.	2,767	50,774
The Macerich Co.	100	5,806
Prologis, Inc.	15,338	899,420

The accompanying notes are an integral part of the financial statements.

10

MML Blend Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Public Storage	203	$42,332
Simon Property Group, Inc.	645	104,335
SL Green Realty Corp.	2,300	243,340
Ventas, Inc.	8,825	613,161
Vornado Realty Trust	1,373	128,925
Welltower, Inc.	2,100	157,185
Weyerhaeuser Co.	26	871

		5,345,616

Savings & Loans — 0.1%
People’s United Financial, Inc.	25,351	447,699

		96,054,797

Industrial — 6.7%
Aerospace & Defense — 1.5%
Arconic, Inc.	31,208	706,861
The Boeing Co.	23,342	4,615,881
General Dynamics Corp.	602	119,256
Harris Corp.	770	83,992
L3 Technologies, Inc.	5,290	883,853
Lockheed Martin Corp.	1,530	424,743
Northrop Grumman Corp.	3,968	1,018,625
Raytheon Co.	5,149	831,461
Rockwell Collins, Inc.	68	7,145
United Technologies Corp.	9,620	1,174,698

		9,866,515

Building Materials — 0.0%
Johnson Controls International PLC	65	2,819
Martin Marietta Materials, Inc.	490	109,064
Masco Corp.	25	955
Vulcan Materials Co.	5	633

		113,471

Electrical Components & Equipment — 0.1%
Emerson Electric Co.	15,169	904,376

Electronics — 1.6%
Agilent Technologies, Inc.	7,963	472,286
Allegion PLC	33	2,677
Amphenol Corp. Class A	14,364	1,060,351
Corning, Inc.	63,267	1,901,173
FLIR Systems, Inc.	2,852	98,850
Fortive Corp.	5,878	372,371
Garmin Ltd.	2,100	107,163
Honeywell International, Inc.	27,812	3,707,062
PerkinElmer, Inc.	2,720	185,341
TE Connectivity Ltd.	22,500	1,770,300
Waters Corp. (a)	5,060	930,230

		10,607,804

Engineering & Construction — 0.3%
Fluor Corp.	2,709	124,018
Jacobs Engineering Group, Inc.	32,420	1,763,324

		1,887,342

	Number of Shares	Value
Environmental Controls — 0.0%
Republic Services, Inc.	337	$21,477
Stericycle, Inc. (a)	97	7,403
Waste Management, Inc.	3,073	225,405

		254,285

Hand & Machine Tools — 0.1%
Snap-on, Inc.	1,671	264,018
Stanley Black & Decker, Inc.	4,499	633,144

		897,162

Machinery – Construction & Mining — 0.3%
Caterpillar, Inc.	17,475	1,877,864

Machinery – Diversified — 0.5%
Cummins, Inc.	12,485	2,025,317
Deere & Co.	5,870	725,473
Flowserve Corp.	70	3,250
Rockwell Automation, Inc.	2,793	452,354
Roper Technologies, Inc.	663	153,504
Xylem, Inc.	3,355	185,968

		3,545,866

Miscellaneous – Manufacturing — 1.3%
3M Co.	13,312	2,771,425
Dover Corp.	15,273	1,225,200
Eaton Corp. PLC	12,566	978,012
General Electric Co.	21,086	569,533
Illinois Tool Works, Inc.	5,425	777,131
Ingersoll-Rand PLC	9,600	877,344
Parker-Hannifin Corp.	5,228	835,539
Pentair PLC	23	1,531
Textron, Inc.	6,372	300,121

		8,335,836

Packaging & Containers — 0.2%
Ball Corp.	4	169
Sealed Air Corp.	53	2,372
WestRock Co.	19,567	1,108,666

		1,111,207

Transportation — 0.8%
C.H. Robinson Worldwide, Inc.	7,720	530,210
CSX Corp.	17,207	938,814
Expeditors International of Washington, Inc.	126	7,116
FedEx Corp.	800	173,864
Norfolk Southern Corp.	7,813	950,842
Ryder System, Inc.	338	24,329
Union Pacific Corp.	16,712	1,820,104
United Parcel Service, Inc. Class B	4,880	539,679

		4,984,958

		44,386,686

Technology — 11.0%
Computers — 4.4%
Accenture PLC Class A	11,530	1,426,030

The accompanying notes are an integral part of the financial statements.

11

MML Blend Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Apple, Inc.	109,467	$15,765,437
Cognizant Technology Solutions Corp. Class A	56	3,718
CSRA, Inc.	1,926	61,151
DXC Technology Co.	5,779	443,365
Hewlett Packard Enterprise Co.	67,274	1,116,076
HP, Inc.	83,774	1,464,370
International Business Machines Corp.	20,350	3,130,441
NetApp, Inc.	19,898	796,915
Seagate Technology PLC	49,200	1,906,500
Teradata Corp. (a)	53,286	1,571,404
Western Digital Corp.	18,647	1,652,124

		29,337,531

Office Equipment/Supplies — 0.1%
Xerox Corp.	18,536	532,539

Semiconductors — 2.8%
Analog Devices, Inc.	27,872	2,168,442
Applied Materials, Inc.	34,239	1,414,413
Broadcom Ltd.	1,959	456,545
Intel Corp.	69,523	2,345,706
KLA-Tencor Corp.	19,689	1,801,740
Lam Research Corp.	10,423	1,474,125
Microchip Technology, Inc.	21	1,621
Micron Technology, Inc. (a)	65,717	1,962,310
NVIDIA Corp.	8,126	1,174,694
QUALCOMM, Inc.	24,000	1,325,280
Skyworks Solutions, Inc.	90	8,635
Texas Instruments, Inc.	41,274	3,175,209
Xilinx, Inc.	19,256	1,238,546

		18,547,266

Software — 3.7%
Activision Blizzard, Inc.	4,700	270,579
Adobe Systems, Inc. (a)	17,910	2,533,191
Akamai Technologies, Inc. (a)	26	1,295
Autodesk, Inc. (a)	37	3,730
CA, Inc.	5,673	195,548
Citrix Systems, Inc. (a)	7,677	610,936
Electronic Arts, Inc. (a)	9,037	955,392
Fidelity National Information Services, Inc.	1,200	102,480
Fiserv, Inc. (a)	1,676	205,042
Intuit, Inc.	1,490	197,887
Microsoft Corp.	222,495	15,336,580
Oracle Corp.	64,157	3,216,832
Paychex, Inc.	5,164	294,038
Red Hat, Inc. (a)	3,721	356,286
salesforce.com, Inc. (a)	44	3,810

		24,283,626

		72,700,962

	Number of Shares	Value
Utilities — 1.7%
Electric — 1.6%
The AES Corp.	9,087	$100,957
Ameren Corp.	660	36,082
American Electric Power Co., Inc.	8,385	582,506
CenterPoint Energy, Inc.	6,431	176,081
CMS Energy Corp.	7,903	365,514
Consolidated Edison, Inc.	2,182	176,349
Dominion Energy, Inc.	1,716	131,497
DTE Energy Co.	8,860	937,299
Duke Energy Corp.	15,190	1,269,732
Edison International	8,226	643,191
Entergy Corp.	1,198	91,970
Eversource Energy	812	49,297
Exelon Corp.	22,140	798,590
FirstEnergy Corp.	2,880	83,981
NextEra Energy, Inc.	14,450	2,024,879
PG&E Corp.	13,916	923,605
Pinnacle West Capital Corp.	1,396	118,883
PPL Corp.	11,618	449,152
Public Service Enterprise Group, Inc.	17,624	758,008
SCANA Corp.	3,647	244,386
The Southern Co.	7,922	379,305
WEC Energy Group, Inc.	4,542	278,788
Xcel Energy, Inc.	5,472	251,055

		10,871,107

Gas — 0.1%
NiSource, Inc.	713	18,081
Sempra Energy	4,261	480,428

		498,509

		11,369,616

TOTAL COMMON STOCK (Cost $316,611,464)		457,044,492

PREFERRED STOCK — 0.1%
Financial — 0.1%
Insurance — 0.1%
The Allstate Corp. 5.100%, 3 mo. LIBOR US + 3.165%, VRN	20,000	560,000

TOTAL PREFERRED STOCK (Cost $500,000)		560,000

TOTAL EQUITIES (Cost $317,111,464)		457,604,492

The accompanying notes are an integral part of the financial statements.

12

MML Blend Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
BONDS & NOTES — 30.4%

CORPORATE DEBT — 10.1%
Advertising — 0.0%
WPP Finance 2010 5.625% 11/15/43	$204,000	$234,683

Aerospace & Defense — 0.0%
United Technologies Corp. 6.125% 7/15/38	80,000	104,789

Agriculture — 0.1%
Bunge Ltd. Finance Corp. 3.250% 8/15/26	165,000	157,655
Bunge Ltd. Finance Corp. 3.500% 11/24/20	160,000	164,034
Philip Morris International, Inc. 6.375% 5/16/38	35,000	46,163
Reynolds American, Inc. 5.850% 8/15/45	120,000	146,976

		514,828

Airlines — 0.3%
American Airlines Group, Inc. (b) 5.500% 10/01/19	681,000	717,161
American Airlines Pass-Through Trust, Series 2014-1, Class A 3.700% 4/01/28	90,072	92,324
American Airlines Pass-Through Trust, Series 2014-1, Class B 4.375% 4/01/24	35,060	35,805
Delta Air Lines, Inc. 3.625% 3/15/22	290,000	297,710
Spirit Airlines Pass-Through Trust, Series 2015-1, Class A 4.100% 10/01/29	316,120	328,765
United Airlines Pass-Through Trust, Series 2014-1, Class A 4.000% 10/11/27	115,406	120,455
WestJet Airlines Ltd. (b) 3.500% 6/16/21	117,000	119,568

		1,711,788

Auto Manufacturers — 0.2%
Ford Motor Co. 5.291% 12/08/46	80,000	82,105
General Motors Financial Co., Inc. 3.100% 1/15/19	289,000	292,949
General Motors Financial Co., Inc. 3.150% 6/30/22	390,000	390,604
General Motors Financial Co., Inc. 3.200% 7/13/20	330,000	336,242
Hyundai Capital America (b) 2.550% 2/06/19	170,000	170,638

	Principal Amount	Value
Hyundai Capital America (b) 2.875% 8/09/18	$135,000	$136,110

		1,408,648

Auto Parts & Equipment — 0.0%
Lear Corp. 4.750% 1/15/23	198,000	204,859
Lear Corp. 5.375% 3/15/24	85,000	90,286

		295,145

Banks — 1.5%
Associated Banc-Corp. 2.750% 11/15/19	460,000	463,410
Associated Banc-Corp. 4.250% 1/15/25	494,000	503,845
Banco Santander SA 4.250% 4/11/27	200,000	207,568
Bancolombia SA 5.950% 6/03/21	205,000	226,341
Bank of America Corp. 4.183% 11/25/27	465,000	472,945
Bank of America Corp. 3 mo. USD LIBOR + 1.814%, VRN 4.244% 4/24/38	240,000	249,565
Bank of America Corp. 4.750% 4/21/45	220,000	236,267
Bank of America Corp. 6.110% 1/29/37	100,000	122,395
Bank of America Corp. 7.750% 5/14/38	95,000	136,619
The Bank of Nova Scotia 4.500% 12/16/25	200,000	210,201
Barclays PLC 4.337% 1/10/28	260,000	267,284
BNP Paribas SA (b) 2.950% 5/23/22	210,000	212,091
Capital One Financial Corp. 2.500% 5/12/20	275,000	276,191
Citigroup, Inc. 3.875% 3/26/25	562,000	565,473
Citigroup, Inc. 8.125% 7/15/39	90,000	138,180
Credit Suisse Group Funding Guernsey Ltd. 3.800% 9/15/22	265,000	275,330
First Horizon National Corp. 3.500% 12/15/20	625,000	641,026
First Republic Bank 4.375% 8/01/46	685,000	671,627
Fulton Financial Corp. 3.600% 3/16/22	230,000	232,717
The Goldman Sachs Group, Inc. 5.375% 3/15/20	225,000	242,897

The accompanying notes are an integral part of the financial statements.

13

MML Blend Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
The Goldman Sachs Group, Inc. 5.950% 1/15/27	$212,000	$247,450
The Goldman Sachs Group, Inc. 6.250% 2/01/41	60,000	78,377
The Goldman Sachs Group, Inc. 6.750% 10/01/37	75,000	97,353
HSBC Holdings PLC 3 mo. USD LIBOR + 1.055%, VRN 3.262% 3/13/23	255,000	259,832
ICICI Bank Ltd. (b) 4.700% 2/21/18	395,000	401,220
JP Morgan Chase & Co. 3.375% 5/01/23	140,000	142,066
JP Morgan Chase & Co. 3.625% 12/01/27	380,000	376,110
JP Morgan Chase & Co. 4.950% 3/25/20	50,000	53,624
JP Morgan Chase & Co. 5.600% 7/15/41	195,000	241,826
Regions Bank 7.500% 5/15/18	130,000	136,093
SVB Financial Group 3.500% 1/29/25	460,000	451,504
SVB Financial Group 5.375% 9/15/20	75,000	81,627
Synchrony Bank 3.000% 6/15/22	275,000	273,759
Turkiye Garanti Bankasi AS (b) 4.750% 10/17/19	445,000	454,915
UBS Group Funding Switzerland AG (b) 3.491% 5/23/23	260,000	266,007
Valley National Bancorp 5.125% 9/27/23	245,000	263,713

		10,177,448

Beverages — 0.1%
Anheuser-Busch InBev Finance, Inc. 4.900% 2/01/46	575,000	648,968
Molson Coors Brewing Co. 4.200% 7/15/46	90,000	88,756

		737,724

Biotechnology — 0.1%
Amgen, Inc. 5.150% 11/15/41	115,000	128,186
Baxalta, Inc. 3.600% 6/23/22	105,000	108,731
Baxalta, Inc. 5.250% 6/23/45	140,000	164,313

		401,230

Building Materials — 0.2%
James Hardie International Finance Ltd. (b) 5.875% 2/15/23	375,000	392,812

	Principal Amount	Value
Owens Corning 9.000% 6/15/19	$55,000	$61,701
Standard Industries, Inc. (b) 5.000% 2/15/27	471,000	480,420
Standard Industries, Inc. (b) 5.375% 11/15/24	246,000	259,223
Standard Industries, Inc. (b) 5.500% 2/15/23	178,000	187,790

		1,381,946

Chemicals — 0.2%
Celanese US Holdings LLC 4.625% 11/15/22	175,000	188,503
CF Industries, Inc. 6.875% 5/01/18	450,000	467,438
Incitec Pivot Finance LLC (b) 6.000% 12/10/19	110,000	117,557
Monsanto Co. 4.400% 7/15/44	100,000	101,706
RPM International, Inc. 3.750% 3/15/27	110,000	111,782
RPM International, Inc. 6.125% 10/15/19	100,000	108,499
The Sherwin-Williams Co. 4.500% 6/01/47	105,000	110,022
The Sherwin-Williams Co. (b) 7.250% 6/15/19	125,000	136,996

		1,342,503

Commercial Services — 0.1%
The ADT Corp. 6.250% 10/15/21	440,000	479,050
ERAC USA Finance LLC (b) 6.700% 6/01/34	78,000	96,869

		575,919

Computers — 0.3%
Dell International LLC/ EMC Corp. (b) 3.480% 6/01/19	450,000	460,519
Dell International LLC/EMC Corp. (b) 4.420% 6/15/21	380,000	400,603
Dell International LLC/EMC Corp. (b) 6.020% 6/15/26	76,000	83,715
DXC Technology Co. (b) 2.875% 3/27/20	90,000	91,132
DXC Technology Co. (b) 4.250% 4/15/24	140,000	144,848
DXC Technology Co. (b) 4.750% 4/15/27	275,000	286,738
Leidos Holdings, Inc. 4.450% 12/01/20	835,000	872,575

		2,340,130

The accompanying notes are an integral part of the financial statements.

14

MML Blend Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Diversified Financial Services — 0.9%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust 4.500% 5/15/21	$590,000	$625,981
Affiliated Managers Group, Inc. 3.500% 8/01/25	290,000	289,339
Air Lease Corp. 3.000% 9/15/23	465,000	462,325
Air Lease Corp. 3.375% 1/15/19	375,000	381,976
Ally Financial, Inc. 3.250% 11/05/18	485,000	490,917
Ally Financial, Inc. 3.600% 5/21/18	129,000	130,451
Ally Financial, Inc. 4.750% 9/10/18	260,000	267,150
Ares Finance Co. LLC (b) 4.000% 10/08/24	355,000	340,847
Brookfield Finance LLC 4.000% 4/01/24	455,000	466,727
CIT Group, Inc. 3.875% 2/19/19	287,000	294,175
CIT Group, Inc. (b) 5.500% 2/15/19	54,000	56,700
Discover Financial Services 4.100% 2/09/27	265,000	265,458
Genpact Luxembourg Sarl (b) 3.700% 4/01/22	360,000	364,528
International Lease Finance Corp. 3.875% 4/15/18	270,000	274,109
International Lease Finance Corp. 6.250% 5/15/19	15,000	16,089
Lazard Group LLC 3.625% 3/01/27	184,000	181,744
Lazard Group LLC 4.250% 11/14/20	600,000	633,007
Legg Mason, Inc. 5.625% 1/15/44	175,000	185,872
Neuberger Berman Group LLC/Neuberger Berman Finance Corp. (b) 4.500% 3/15/27	170,000	177,942

		5,905,337

Electric — 0.6%
Duke Energy Corp. 3.750% 9/01/46	195,000	185,245
EDP Finance BV (b) 3.625% 7/15/24	420,000	416,825
Entergy Louisiana LLC 4.950% 1/15/45	165,000	170,170
Florida Power & Light Co. 4.950% 6/01/35	125,000	144,910
IPALCO Enterprises, Inc. 3.450% 7/15/20	615,000	622,687

	Principal Amount	Value
Israel Electric Corp. Ltd. (b) 7.250% 1/15/19	$200,000	$214,478
Majapahit Holding BV (b) 7.750% 1/20/20	195,000	217,912
Nevada Power Co., Series N 6.650% 4/01/36	135,000	182,054
Oncor Electric Delivery Co. 7.500% 9/01/38	40,000	58,878
Pacific Gas & Electric Co. 5.800% 3/01/37	120,000	153,066
Pennsylvania Electric Co. (b) 4.150% 4/15/25	295,000	300,166
Progress Energy, Inc. 7.000% 10/30/31	25,000	33,100
Puget Energy, Inc. 3.650% 5/15/25	350,000	350,636
Puget Energy, Inc. 6.500% 12/15/20	271,000	302,933
Transelec SA (b) 4.625% 7/26/23	175,000	185,794
Tri-State Pass-Through Trust, Series 2003, Class A (b) 6.040% 1/31/18	16,620	16,911
Wisconsin Public Service Corp. 5.650% 11/01/17	225,000	227,844

		3,783,609

Electronics — 0.2%
Arrow Electronics, Inc. 3.500% 4/01/22	255,000	260,504
Arrow Electronics, Inc. 3.875% 1/12/28	145,000	143,793
Arrow Electronics, Inc. 4.500% 3/01/23	80,000	84,612
Avnet, Inc. 3.750% 12/01/21	30,000	30,485
Avnet, Inc. 4.875% 12/01/22	123,000	130,296
FLIR Systems, Inc. 3.125% 6/15/21	195,000	196,553
Ingram Micro, Inc. STEP 5.450% 12/15/24	203,000	208,592
Tech Data Corp. 3.700% 2/15/22	130,000	132,653

		1,187,488

Engineering & Construction — 0.1%
SBA Tower Trust (b) 2.877% 7/10/46	200,000	199,590
SBA Tower Trust (b) 3.156% 10/10/45	210,000	214,104
SBA Tower Trust (b) 3.168% 4/09/47	260,000	261,083

		674,777

The accompanying notes are an integral part of the financial statements.

15

MML Blend Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Foods — 0.1%
Kraft Heinz Foods Co. 3.000% 6/01/26	$315,000	$301,471
Tyson Foods, Inc. 4.875% 8/15/34	105,000	114,880
The WhiteWave Foods Co. 5.375% 10/01/22	332,000	374,491

		790,842

Gas — 0.1%
NiSource Finance Corp. 5.800% 2/01/42	175,000	209,991
Spire, Inc. 4.700% 8/15/44	290,000	298,068

		508,059

Hand & Machine Tools — 0.0%
Kennametal, Inc. 2.650% 11/01/19	150,000	150,728

Health Care – Products — 0.2%
Abbott Laboratories 2.900% 11/30/21	205,000	207,290
Abbott Laboratories 3.750% 11/30/26	125,000	127,601
Abbott Laboratories 4.900% 11/30/46	115,000	126,665
Becton Dickinson & Co. 3.363% 6/06/24	240,000	240,549
Becton Dickinson & Co. 3.700% 6/06/27	295,000	295,933
Becton Dickinson & Co. 4.685% 12/15/44	125,000	128,733

		1,126,771

Health Care – Services — 0.1%
Humana, Inc. 3.950% 3/15/27	250,000	260,539
Humana, Inc. 4.800% 3/15/47	125,000	137,746
UnitedHealth Group, Inc. 3.950% 10/15/42	55,000	55,743
UnitedHealth Group, Inc. 6.875% 2/15/38	110,000	156,244

		610,272

Home Builders — 0.1%
Lennar Corp. 4.500% 11/15/19	516,000	535,350

Insurance — 0.8%
The Allstate Corp. 3 mo. USD LIBOR + 2.938%, VRN 5.750% 8/15/53	345,000	377,775
Arch Capital Group US, Inc. 5.144% 11/01/43	170,000	191,842

	Principal Amount	Value
AXIS Specialty Finance PLC 2.650% 4/01/19	$95,000	$95,549
Brown & Brown, Inc. 4.200% 9/15/24	272,000	285,343
The Chubb Corp. 3 mo. USD LIBOR + 2.250%, VRN 3.408% 3/29/67	50,000	49,625
CNA Financial Corp. 7.350% 11/15/19	180,000	201,148
CNO Financial Group, Inc. 5.250% 5/30/25	465,000	492,435
Enstar Group Ltd. 4.500% 3/10/22	140,000	144,438
Five Corners Funding Trust (b) 4.419% 11/15/23	215,000	230,886
MetLife Capital Trust IV (b) 7.875% 12/15/67	345,000	465,784
Prudential Financial, Inc. 3 mo. USD LIBOR + 3.040%, VRN 5.200% 3/15/44	134,000	142,040
Prudential Financial, Inc. 3 mo. USD LIBOR + 3.920%, VRN 5.625% 6/15/43	245,000	269,194
QBE Insurance Group Ltd. (b) 2.400% 5/01/18	115,000	115,067
Reinsurance Group of America, Inc. 3.950% 9/15/26	360,000	365,895
Reinsurance Group of America, Inc. 6.450% 11/15/19	220,000	240,681
Trinity Acquisition PLC 3.500% 9/15/21	270,000	276,488
Trinity Acquisition PLC 4.400% 3/15/26	70,000	73,095
Unum Group 3.000% 5/15/21	150,000	151,429
USF&G Capital I (b) 8.500% 12/15/45	150,000	213,759
Willis North America, Inc. 3.600% 5/15/24	155,000	156,562
Willis North America, Inc. 7.000% 9/29/19	97,000	106,634
Willis Towers Watson PLC 5.750% 3/15/21	230,000	253,739
XLIT Ltd. 4.450% 3/31/25	170,000	175,256
XLIT Ltd. 5.750% 10/01/21	115,000	128,715
XLIT Ltd. 6.375% 11/15/24	325,000	381,617

		5,584,996

Internet — 0.1%
Expedia, Inc. 7.456% 8/15/18	425,000	449,305

The accompanying notes are an integral part of the financial statements.

16

MML Blend Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Investment Companies — 0.1%
Ares Capital Corp. 3.875% 1/15/20	$505,000	$514,906
FS Investment Corp. 4.000% 7/15/19	390,000	393,939

		908,845

Iron & Steel — 0.2%
ArcelorMittal 5.125% 6/01/20	320,000	338,400
ArcelorMittal STEP 5.750% 8/05/20	368,000	396,060
Reliance Steel & Aluminum Co. 4.500% 4/15/23	145,000	153,166
Vale Overseas Ltd. 5.625% 9/15/19	475,000	501,125
Vale Overseas Ltd. 5.875% 6/10/21	150,000	161,025
Vale Overseas Ltd. 6.875% 11/21/36	95,000	101,888

		1,651,664

Machinery – Diversified — 0.1%
CNH Industrial Capital LLC 3.375% 7/15/19	230,000	233,737
CNH Industrial Capital LLC 3.625% 4/15/18	116,000	117,021
CNH Industrial Capital LLC 3.875% 10/15/21	500,000	513,125

		863,883

Media — 0.2%
Charter Communications Operating LLC/Charter Communications Operating Capital 3.579% 7/23/20	270,000	279,011
Charter Communications Operating LLC/Charter Communications Operating Capital 6.484% 10/23/45	225,000	270,048
Comcast Corp. 3.400% 7/15/46	220,000	200,332
Time Warner Cable, Inc. 6.750% 6/15/39	110,000	134,640
Time Warner Cable, Inc. 8.250% 4/01/19	45,000	49,642
Time Warner Cable, Inc. 8.750% 2/14/19	65,000	71,494
Time Warner, Inc. 6.250% 3/29/41	25,000	30,542

		1,035,709

Mining — 0.1%
Glencore Funding LLC (b) 4.625% 4/29/24	355,000	371,117

	Principal Amount	Value
Kinross Gold Corp. (b) 4.500% 7/15/27	$103,000	$102,743

		473,860

Miscellaneous – Manufacturing — 0.1%
General Electric Co. 4.125% 10/09/42	270,000	284,148
Textron, Inc. 3.650% 3/15/27	105,000	105,410

		389,558

Office & Business Equipment — 0.1%
Pitney Bowes, Inc. 3.375% 10/01/21	485,000	481,750
Pitney Bowes, Inc. 4.750% 5/15/18	20,000	20,492
Pitney Bowes, Inc. 5.750% 9/15/17	31,000	31,219

		533,461

Office Furnishings — 0.0%
Steelcase, Inc. 6.375% 2/15/21	100,000	110,647

Oil & Gas — 0.5%
Anadarko Petroleum Corp. 5.550% 3/15/26	165,000	184,388
Anadarko Petroleum Corp. 6.450% 9/15/36	250,000	294,273
Cimarex Energy Co. 3.900% 5/15/27	85,000	85,465
ConocoPhillips Co. 2.400% 12/15/22	140,000	137,614
Encana Corp. 3.900% 11/15/21	205,000	208,954
Encana Corp. 6.500% 5/15/19	125,000	133,321
Encana Corp. 6.500% 2/01/38	80,000	90,978
Helmerich & Payne International Drilling Co. 4.650% 3/15/25	190,000	199,241
Marathon Petroleum Corp. 6.500% 3/01/41	170,000	196,331
Nabors Industries, Inc. (b) 5.500% 1/15/23	215,000	203,712
Newfield Exploration Co. 5.750% 1/30/22	200,000	210,500
PBF Holding Co. LLC/PBF Finance Corp. STEP 7.000% 11/15/23	175,000	172,375
Petroleos Mexicanos 3.125% 1/23/19	50,000	50,350
Petroleos Mexicanos 5.500% 1/21/21	285,000	298,965

The accompanying notes are an integral part of the financial statements.

17

MML Blend Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Petroleos Mexicanos 6.375% 1/23/45	$80,000	$78,000
Petroleos Mexicanos (b) 6.500% 3/13/27	60,000	64,455
Petroleos Mexicanos 6.625% 6/15/38	37,000	37,463
Phillips 66 5.875% 5/01/42	60,000	72,493
Pioneer Natural Resources Co. 4.450% 1/15/26	320,000	336,465
QEP Resources, Inc. 6.875% 3/01/21	260,000	269,750

		3,325,093

Oil & Gas Services — 0.1%
National Oilwell Varco, Inc. 2.600% 12/01/22	199,000	192,412
National Oilwell Varco, Inc. 3.950% 12/01/42	216,000	178,203
Weatherford International Ltd. 6.000% 3/15/18	75,000	75,563

		446,178

Packaging & Containers — 0.2%
Amcor Finance USA, Inc. (b) 3.625% 4/28/26	490,000	490,063
Brambles USA, Inc. (b) 4.125% 10/23/25	134,000	137,437
Brambles USA, Inc. (b) 5.350% 4/01/20	90,000	96,558
Crown Americas LLC/Crown Americas Capital Corp. IV 4.500% 1/15/23	460,000	481,850
Graphic Packaging International, Inc. 4.750% 4/15/21	100,000	105,125
Graphic Packaging International, Inc. 4.875% 11/15/22	60,000	63,600

		1,374,633

Pharmaceuticals — 0.2%
AbbVie, Inc. 4.700% 5/14/45	285,000	302,853
Allergan Funding SCS 4.750% 3/15/45	190,000	205,099
Express Scripts Holding Co. 4.500% 2/25/26	180,000	190,766
Johnson & Johnson 5.850% 7/15/38	40,000	53,103
McKesson Corp. 4.883% 3/15/44	60,000	65,271
McKesson Corp. 6.000% 3/01/41	125,000	152,781
Merck Sharp & Dohme Corp. 5.850% 6/30/39	45,000	58,744

	Principal Amount	Value
Shire Acquisitions Investments Ireland DAC 2.875% 9/23/23	$95,000	$94,162
Teva Pharmaceutical Finance Netherlands III BV 4.100% 10/01/46	75,000	69,081

		1,191,860

Pipelines — 0.5%
Energy Transfer LP 4.200% 4/15/27	165,000	164,949
EnLink Midstream Partners LP 4.850% 7/15/26	135,000	140,456
Enterprise Products Operating LLC 5.700% 2/15/42	5,000	5,853
Enterprise Products Operating LLC 5.950% 2/01/41	150,000	177,699
Enterprise Products Operating LLC 6.125% 10/15/39	4,000	4,795
Kinder Morgan Energy Partners LP 6.375% 3/01/41	65,000	73,294
Kinder Morgan Energy Partners LP 6.500% 2/01/37	120,000	132,864
Kinder Morgan Energy Partners LP 6.550% 9/15/40	90,000	102,942
Kinder Morgan Energy Partners LP 6.950% 1/15/38	10,000	11,943
Kinder Morgan Finance Co. LLC (b) 6.000% 1/15/18	150,000	153,115
Magellan Midstream Partners LP 5.150% 10/15/43	170,000	184,545
MPLX LP 4.125% 3/01/27	105,000	105,358
MPLX LP 4.875% 12/01/24	502,000	535,215
MPLX LP 4.875% 6/01/25	372,000	394,468
MPLX LP 5.200% 3/01/47	35,000	36,046
MPLX LP 5.500% 2/15/23	136,000	139,641
Plains All American Pipeline LP/PAA Finance Corp. 4.500% 12/15/26	210,000	212,383
Sabine Pass Liquefaction LLC (b) 4.200% 3/15/28	240,000	242,475
Tesoro Logistics LP/Tesoro Logistics Finance Corp. 6.250% 10/15/22	260,000	276,250
Western Gas Partners LP 4.000% 7/01/22	481,000	493,068

		3,587,359

The accompanying notes are an integral part of the financial statements.

18

MML Blend Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Real Estate Investment Trusts (REITS) — 0.3%
American Tower Corp. 4.400% 2/15/26	$140,000	$146,735
Brandywine Operating Partners LP 4.950% 4/15/18	200,000	204,349
Crown Castle International Corp. 4.000% 3/01/27	120,000	123,514
DDR Corp. 4.750% 4/15/18	60,000	61,174
Federal Realty Investment Trust 5.900% 4/01/20	55,000	60,298
Healthcare Trust of America Holdings LP 2.950% 7/01/22	105,000	105,031
Healthcare Trust of America Holdings LP 3.500% 8/01/26	200,000	195,575
Highwoods Realty LP 7.500% 4/15/18	265,000	275,816
Host Hotels & Resorts LP 3.750% 10/15/23	40,000	40,787
Host Hotels & Resorts LP 3.875% 4/01/24	245,000	249,217
Mid-America Apartments LP 3.600% 6/01/27	155,000	154,581
UDR, Inc. 3.500% 7/01/27	220,000	217,043
Weingarten Realty Investors 3.250% 8/15/26	85,000	81,027

		1,915,147

Retail — 0.4%
AutoNation, Inc. 4.500% 10/01/25	120,000	125,210
CVS Health Corp. 6.125% 9/15/39	175,000	219,159
CVS Pass-Through Trust (b) 5.926% 1/10/34	279,039	319,889
Dollar Tree, Inc. 5.750% 3/01/23	470,000	495,991
El Puerto de Liverpool SAB de CV (b) 3.950% 10/02/24	445,000	447,781
The Home Depot, Inc. 5.950% 4/01/41	150,000	198,324
QVC, Inc. 3.125% 4/01/19	155,000	156,718
QVC, Inc. 4.375% 3/15/23	150,000	151,717
QVC, Inc. 4.450% 2/15/25	245,000	241,744
QVC, Inc. 5.125% 7/02/22	30,000	31,719
Tiffany & Co. 4.900% 10/01/44	165,000	158,388

		2,546,640

	Principal Amount	Value
Semiconductors — 0.1%
Lam Research Corp. 2.750% 3/15/20	$215,000	$217,737
QUALCOMM, Inc. 4.300% 5/20/47	205,000	209,412

		427,149

Software — 0.1%
Broadridge Financial Solutions, Inc. 3.950% 9/01/20	110,000	115,203
CA, Inc. 3.600% 8/15/22	125,000	126,403
Microsoft Corp. 4.450% 11/03/45	330,000	367,181
Oracle Corp. 4.000% 7/15/46	270,000	272,671

		881,458

Telecommunications — 0.3%
AT&T, Inc. 3.800% 3/01/24	255,000	260,765
AT&T, Inc. 4.750% 5/15/46	260,000	254,957
AT&T, Inc. 5.250% 3/01/37	190,000	202,422
CenturyLink, Inc. 6.150% 9/15/19	140,000	149,100
Cisco Systems, Inc. 5.500% 1/15/40	55,000	68,589
Crown Castle Towers LLC (b) 6.113% 1/15/40	170,000	182,766
Hughes Satellite Systems Corp. 6.500% 6/15/19	175,000	189,000
Telefonaktiebolaget LM Ericsson 4.125% 5/15/22	100,000	101,882
Verizon Communications, Inc. 4.125% 3/16/27	175,000	180,736
Verizon Communications, Inc. 4.862% 8/21/46	197,000	197,033
Verizon Communications, Inc. 5.150% 9/15/23	120,000	133,294
Verizon Communications, Inc. 6.550% 9/15/43	149,000	184,800

		2,105,344

Transportation — 0.1%
Asciano Finance Ltd. (b) 4.625% 9/23/20	105,000	109,278
Asciano Finance Ltd. (b) 5.000% 4/07/18	250,000	254,561
Autoridad del Canal de Panama (b) 4.950% 7/29/35	210,000	228,900

		592,739

TOTAL CORPORATE DEBT (Cost $64,924,321)		66,895,542

The accompanying notes are an integral part of the financial statements.

19

MML Blend Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
MUNICIPAL OBLIGATIONS — 0.2%
JobsOhio Beverage System Series B 4.532% 1/01/35	$325,000	$348,654
Orange County Local Transportation Authority BAB 6.908% 2/15/41	230,000	316,988
Panhandle-Plains Student Finance Corp., Series 2001-A2, FRN 2.617% 12/01/31	300,000	288,203
State of California BAB 7.550% 4/01/39	120,000	183,206
State of California BAB 7.600% 11/01/40	105,000	163,444

		1,300,495

TOTAL MUNICIPAL OBLIGATIONS (Cost $1,241,286)		1,300,495

NON-U.S. GOVERNMENT AGENCY OBLIGATIONS — 8.2%
Auto Floor Plan ABS — 0.0%
NCF Dealer Floorplan Master Trust, Series 2014-1A, Class A, 1 mo. LIBOR + 1.500%, FRN (b) 2.712% 10/20/20	230,000	230,000

Automobile ABS — 0.4%
CPS Auto Trust, Series 2016-C, Class A (b) 1.620% 1/15/20	85,333	85,207
Drive Auto Receivables Trust, Series 2016-BA, Class B (b) 2.560% 6/15/20	160,000	160,524
First Investors Auto Owner Trust, Series 2016-2A, Class B (b) 2.210% 7/15/22	450,000	447,642
GLS Auto Receivables Trust, Series 2015-1A, Class A (b) 2.250% 12/15/20	37,000	36,953
Oscar US Funding Trust II, Series 2015-1A, Class A4 (b) 2.440% 6/15/22	350,000	347,371
Oscar US Funding Trust IV, Series 2016-1A, Class A2B, 1 mo. USD LIBOR + 1.700%, FRN (b) 2.689% 7/15/20	151,393	151,779
Oscar US Funding Trust V, Series 2016-2A, Class A4 (b) 2.990% 12/15/23	630,000	627,612
Oscar US Funding Trust VI, Series 2017-1A, Class A4 (b) 3.300% 5/10/24	150,000	151,191

	Principal Amount	Value
Santander Drive Auto Receivables Trust, Series 2015-4, Class C 2.970% 3/15/21	$250,000	$253,068

		2,261,347

Commercial MBS — 0.6%
Banc of America Commercial Mortgage, Inc., Series 2007-4, Class AM, VRN 6.158% 2/10/51	72,174	72,802
Banc of America Commercial Mortgage, Inc., Series 2008-1, Class A4, VRN 6.466% 2/10/51	197,967	199,401
Banc of America Commercial Mortgage, Inc., Series 2008-1, Class AM, VRN 6.509% 2/10/51	215,000	217,895
Bear Stearns Commercial Mortgage Securities, Series 2007-PW17, Class A4, VRN 5.694% 6/11/50	69,899	69,976
Bear Stearns Commercial Mortgage Securities, Series 2007-PW18, Class A4 5.700% 6/11/50	194,345	195,449
Commercial Mortgage Pass-Through Certificates, Series 2012-CR4, Class B (b) 3.703% 10/15/45	195,000	197,759
Commercial Mortgage Pass-Through Certificates, Series 2014-UBS2, Class A5 3.961% 3/10/47	319,000	336,585
Commercial Mortgage Pass-Through Certificates, Series 2015-CR23, Class C, VRN 4.397% 5/10/48	140,000	133,188
DBCCRE Mortgage Trust, Series 2014-ARCP, Class A (b) 4.238% 1/10/34	165,000	172,435
DBUBS Mortgage Trust, Series 2011-LC1A, Class B, VRN (b) 5.471% 11/10/46	110,000	120,378
GCCFC Commercial Mortgage Trust, Series 2006-GG7, Class AM, VRN 5.951% 7/10/38	185,961	186,395
GS Mortgage Securities Corp. II, Series 2012-GC6, Class AS (b) 4.948% 1/10/45	100,000	109,807
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2007-CB18, Class AM, VRN 5.466% 6/12/47	91,306	91,281
ML-CFC Commercial Mortgage Trust, Series 2007-9, Class AM, VRN 5.856% 9/12/49	260,000	262,273

The accompanying notes are an integral part of the financial statements.

20

MML Blend Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Morgan Stanley Capital I Trust, Series 2011-C2, Class B, VRN (b) 5.200% 6/15/44	$250,000	$267,604
TIAA Seasoned Commercial Mortgage Trust, Series 2007-C4, Class AJ, VRN 5.475% 8/15/39	28,205	28,172
Velocity Commercial Capital Loan Trust, Series 2016-2, Class AFX, VRN 2.997% 10/25/46	293,382	293,416
VNO Mortgage Trust, Series 2013-PENN, Class A (b) 3.808% 12/13/29	240,000	251,402
Wachovia Bank Commercial Mortgage Trust, Series 2007-C33, Class AM, VRN 6.174% 2/15/51	235,000	235,000
Wells Fargo Commercial Mortgage Trust, Series 2010-C1, Class A1 (b) 3.349% 11/15/43	26,027	26,561
WF-RBS Commercial Mortgage Trust, Series 2012-C8, Class B 4.311% 8/15/45	190,000	199,007

		3,666,786

Home Equity ABS — 0.0%
Mastr Asset-Backed Securities Trust, Series 2005-WMC1, Class M3, 1 mo. USD LIBOR + .720%, FRN 1.936% 3/25/35	141,436	141,516
NovaStar Mortgage Funding Trust, Series 2005-3, Class A2D, 1 mo. LIBOR + .740%, FRN 1.586% 1/25/36	40,897	40,881
Residential Asset Securities Corp., Series 2005-EMX4, Class M1, 1 mo. USD LIBOR + .430%, FRN 1.646% 11/25/35	599	600

		182,997

Other ABS — 4.3%
321 Henderson Receivables I LLC, Series 2015-1A, Class A (b) 3.260% 9/15/72	53,415	50,121
321 Henderson Receivables LLC, Series 2005-1A, Class A1, 1 mo. USD LIBOR + .230%, FRN (b) 1.389% 11/15/40	88,714	84,381
Aames Mortgage Investment Trust, Series 2005-1, Class M4, 1 mo. USD LIBOR + 1.125%, FRN 2.341% 6/25/35	75,050	74,794
Aames Mortgage Investment Trust, Series 2004-1, Class M5, 1 mo. USD LIBOR + 1.725%, FRN 2.941% 1/25/35	148,696	148,150

	Principal Amount	Value
AIMCO CLO, Series 2014-AA, Class AR, 3 mo. USD LIBOR + 1.100%, FRN (b) 2.181% 7/20/26	$250,000	$249,992
ALM VII Ltd., Series 2012-7A, Class A1R, 3 mo. USD LIBOR + 1.480%, FRN (b) 2.638% 10/15/28	410,000	412,551
Alterna Funding I LLC, Series 2014-1A, Class NOTE (b) 1.639% 2/15/21	47,088	46,617
Alterna Funding II LLC, Series 2015-1A, Class A (b) 2.500% 2/15/24	136,943	136,601
Apidos CLO XXV, Series 2016-25A, Class A1, 3 mo. USD LIBOR + 1.460%, FRN (b) 2.616% 10/20/28	250,000	250,771
Arbys Funding LLC, Series 2015-1A, Class A2 (b) 4.969% 10/30/45	315,200	315,791
ARL Second LLC, Series 2014-1A, Class A1 (b) 2.920% 6/15/44	621,400	612,036
Avery Point III CLO Ltd., Series 2013-3A, Class AR, 3 mo. USD LIBOR + 1.120%, FRN (b) 2.278% 1/18/25	250,000	250,061
Avery Point V CLO Ltd., Series 2014-5A, Class A, 3 mo. USD LIBOR + 1.460%, FRN (b) 2.618% 7/17/26	350,000	350,021
Avery Point VI CLO Ltd., Series 2015-6A, Class A, 3 mo. USD LIBOR + 1.450%, FRN (b) 2.621% 8/05/27	570,000	573,076
Bain Capital Credit CLO, Series 2017-1A, Class A1, 3 mo. USD LIBOR + 1.250%, FRN (b) (c) 7/20/30	400,000	400,000
BCC Funding VIII LLC, Series 2014-1A, Class A (b) 1.794% 6/20/20	4,545	4,545
Birchwood Park CLO Ltd., Series 2014-1A, Class AR, 3 mo. USD LIBOR + 1.180%, FRN (b) 2.338% 7/15/26	345,000	345,196
Blackbird Capital Aircraft Lease Securitization Ltd., Series 2016-1A, Class AA, STEP (b) 2.487% 12/16/41	274,896	273,881
BlueMountain CLO Ltd., Series 2013-2A, Class A, 3 mo. USD LIBOR + 1.200%, FRN (b) 2.353% 1/22/25	250,000	249,999

The accompanying notes are an integral part of the financial statements.

21

MML Blend Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
BlueMountain CLO Ltd., Series 2015-2A, Class A1, 3 mo. USD LIBOR + 1.430%, FRN (b) 2.588% 7/18/27	$380,000	$381,688
BlueVirgo Trust, Series 2015-1A, Class NOTE (b) 3.000% 12/15/22	292,604	294,269
BRE Grand Islander Timeshare Issuer LLC, Series 2017-1A, Class A (b) 2.940% 5/25/29	198,303	198,377
Capital Automotive REIT, Series 2014-1A, Class A (b) 3.660% 10/15/44	160,000	161,087
Capital Automotive REIT, Series 2017-1A, Class A2 (b) 4.180% 4/15/47	139,767	141,051
Carlyle Global Market Strategies, Series 2014-4A, Class A1R, 3 mo. USD LIBOR + 1.200%, FRN (b) 2.358% 10/15/26	250,000	250,142
Cazenovia Creek Funding I LLC, Series 2015-1A, Class A (b) 2.000% 12/10/23	67,326	66,905
Citigroup Mortgage Loan Trust, Series 2006-SHL1, Class A1, 1 mo. USD LIBOR + .200%, FRN (b) 1.416% 11/25/45	8,403	8,407
CKE Restaurant Holdings, Inc., Series 2013-1A, Class A2 (b) 4.474% 3/20/43	159,600	159,569
Countrywide Asset-Backed Certificates, Series 2004-5, Class 3A, 1 mo. USD LIBOR + .460%, FRN 1.676% 9/25/34	42,294	42,246
Cronos Containers Program I Ltd., Series 2014-2A, Class A (b) 3.270% 11/18/29	213,889	213,561
DB Master Finance LLC, Series 2015-1A, Class A2I (b) 3.262% 2/20/45	342,125	343,660
Diamond Resorts Owner Trust, Series 2013-2, Class A (b) 2.270% 5/20/26	385,349	383,315
Diamond Resorts Owner Trust, Series 2014-1, Class A (b) 2.540% 5/20/27	57,637	57,615
Diamond Resorts Owner Trust, Series 2016-1, Class A (b) 3.080% 11/20/28	644,438	639,891
Domino’s Pizza Master Issuer LLC, Series 2015-1A, Class A2I (b) 3.484% 10/25/45	503,625	507,161

	Principal Amount	Value
Domino’s Pizza Master Issuer LLC, Series 2017-1A, Class A23 (b) (c) 4.118% 7/25/47	$110,000	$110,000
Domino’s Pizza Master Issuer LLC, Series 2015-1A, Class A2II (b) 4.474% 10/25/45	533,250	549,332
Drug Royalty Corp., Inc., Series 2012-1, Class A2 (b) 5.800% 7/15/24	18,718	18,827
Element Rail Leasing II LLC, Series 2015-1A, Class A1 (b) 2.707% 2/19/45	73,095	71,964
Element Rail Leasing II LLC, Series 2016-1A, Class A1 (b) 3.968% 3/19/46	197,568	199,756
Entegry New Orleans Storm Recovery Funding I LLC, Series 2015-1, Class A 2.670% 6/01/27	95,738	96,685
Fairway Outdoor Funding LLC, Series 2012-1A, Class A2 (b) 4.212% 10/15/42	386,024	385,779
First Franklin Mortgage Loan Trust, Series 2005-FF6, Class M1, 1 mo. USD LIBOR + .630%, FRN 1.846% 5/25/36	13,779	13,773
First Franklin Mortgage Loan Trust, Series 2004-FFH4, Class M6, 1 mo. USD LIBOR + 1.725%, FRN 2.941% 1/25/35	420,000	420,830
Fremont Home Loan Trust, Series 2005-E, Class 2A3, 1 mo. USD LIBOR + .240%, FRN 1.456% 1/25/36	10,738	10,729
Galaxy XX CLO Ltd., Series 2015-20A, Class A, 3 mo. USD LIBOR + 1.450%, FRN (b) 2.606% 7/20/27	425,000	425,031
Global SC Finance II SRL, Series 2014-1A, Class A1 (b) 3.190% 7/17/29	177,083	173,755
Global SC Finance II SRL, Series 2013-2A, Class A (b) 3.670% 11/17/28	167,745	166,698
Global SC Funding One Ltd., Series 2015-1, Class B1 (b) 2.740% 1/18/30	24,925	24,866
GoldenTree Loan Opportunities VII Ltd., Series 2013-7A, Class A, 3 mo. USD LIBOR + 1.150%, FRN (b) 2.306% 4/25/25	565,000	564,997
Goodgreen Trust, Series 2016-1A, Class A (b) 3.230% 10/15/52	448,969	436,973

The accompanying notes are an integral part of the financial statements.

22

MML Blend Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Goodgreen Trust, Series 2017-1A, Class A (b) 3.740% 10/15/52	$198,570	$200,748
GSAMP Trust, Series 2005-AHL, Class M1, 1 mo. USD LIBOR + ..645%, FRN 1.861% 4/25/35	33,957	34,135
Helios Issuer LLC, Series 2017-1A, Class A (b) 4.940% 9/20/49	250,000	249,744
HERO Funding Trust, Series 2016-3A, Class A1 (b) 3.080% 9/20/42	284,266	288,264
HERO Funding Trust, Series 2016-4A, Class A1 (b) 3.570% 9/20/47	282,433	288,414
Hilton Grand Vacations Trust, Series 2013-A, Class A (b) 2.280% 1/25/26	54,112	53,769
Home Equity Asset Trust, Series 2006-4, Class 2A3, 1 mo. USD LIBOR + .170%, FRN 1.386% 8/25/36	4,669	4,673
J.G. Wentworth XXXV LLC, Series 2015-2A, Class A (b) 3.870% 3/15/58	96,815	95,875
KKR Financial CLO Ltd., Series 2018, Class A, 3 mo. USD LIBOR + 1.270%, FRN (b) (c) 1.000% 7/18/30	1,000,000	1,000,000
Lendmark Funding Trust, Series 2017-1A, Class A (b) 2.830% 12/22/25	200,000	199,959
Long Beach Mortgage Loan Trust, Series 2005-1, Class M2, 1 mo. USD LIBOR + .795%, FRN 2.011% 2/25/35	84,404	84,610
Long Beach Mortgage Loan Trust, Series 2005-WL1, Class M2, 1 mo. USD LIBOR + .825%, FRN 2.041% 6/25/35	124,681	123,801
Marlette Funding Trust, Series 2016-1A, Class A (b) 3.060% 1/17/23	215,544	215,185
Marlette Funding Trust, Series 2017-2A, Class B (b) 3.190% 7/15/24	140,000	139,988
Miramax LLC, Series 2014-1A, Class A2 (b) 3.340% 7/20/26	158,704	158,008
Mosaic Solar Loans LLC, Series 2017-1A, Class A (b) 4.450% 6/20/42	92,995	94,378

	Principal Amount	Value
Nations Equipment Finance Funding II LLC, Series 2014-1A, Class A (b) 1.558% 7/20/18	$22,134	$22,121
NRZ Advance Receivables Trust, Series 2016-T3, Class AT3 (b) 2.833% 10/16/51	1,650,000	1,631,386
NRZ Advance Receivables Trust, Series 2016-T4, Class AT4 (b) 3.107% 12/15/50	450,000	443,869
OHA Credit Partners VIII Ltd., Series 2013-8A, Class A, 3 mo. USD LIBOR + 1.120%, FRN (b) 2.276% 4/20/25	355,000	355,055
OnDeck Asset Securitization Trust II LLC, Series 2016-1A, Class A (b) 4.210% 5/17/20	130,000	129,387
Oportun Funding VI LLC, Series 2017-A, Class A (b) 3.230% 6/08/23	280,000	281,309
Orange Lake Timeshare Trust, Series 2014-AA, Class A (b) 2.290% 7/09/29	45,632	45,001
Orange Lake Timeshare Trust, Series 2016-A, Class B (b) 2.910% 3/08/29	208,331	206,462
Oxford Finance Funding Trust, Series 2016-1A, Class A (b) 3.968% 6/17/24	220,000	218,259
Park Place Securities, Inc., Series 2005-WHQ4, Class A1A, 1 mo. USD LIBOR + .260%, FRN 1.476% 9/25/35	8,139	8,146
Race Point VIII CLO Ltd., Series 2013-8A, Class AR, 3 mo. USD LIBOR + 1.340%, FRN (b) 2.512% 2/20/30	250,000	250,561
Sierra Receivables Funding Co. LLC, Series 2015-3A, Class B (b) 3.080% 9/20/32	43,732	43,920
SoFi Consumer Loan Program LLC, Series 2016-3, Class A (b) 3.050% 12/26/25	291,337	293,574
SoFi Consumer Loan Program LLC, Series 2016-5, Class A (b) 3.060% 9/25/28	1,391,564	1,406,141
SoFi Consumer Loan Program LLC, Series 2016-2A, Class A (b) 3.090% 10/27/25	456,447	460,531
SoFi Consumer Loan Program LLC, Series 2016-1A, Class A (b) 3.260% 8/25/25	625,041	633,172
SoFi Consumer Loan Program LLC, Series 2017-2, Class A (b) 3.280% 2/25/26	523,427	521,453

The accompanying notes are an integral part of the financial statements.

23

MML Blend Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Spirit Master Funding LLC, Series 2014-4A, Class A1 (b) 3.501% 1/20/45	$160,000	$159,411
SpringCastle America Funding LLC, Series 2016-AA, Class A (b) 3.050% 4/25/29	231,001	232,362
SPS Servicer Advance Receivables Trust, Series 2016-T2, Class AT2 (b) 2.750% 11/15/49	670,000	671,195
Structured Receivables Finance LLC, Series 2010-B, Class A (b) 3.730% 8/15/36	98,320	98,625
SuttonPark Structured Settlements LLC, Series 2017-1A, Class A (b) 4.190% 1/15/71	347,837	340,972
Symphony CLO XV Ltd., Series 2014-15A, Class AR, 3 mo. USD LIBOR + 1.180%, FRN (b) 2.338% 10/17/26	430,000	431,318
Taco Bell Funding LLC, Series 2016-1A, Class A2I (b) 3.832% 5/25/46	387,075	394,847
TAL Advantage VI LLC, Series 2017-1A, Class A (b) 4.500% 4/21/42	404,127	424,515
TCI-Symphony CLO Ltd., Series 2016-1A, Class A, 3 mo. USD LIBOR + 1.480%, FRN (b) 2.399% 10/13/29	340,000	342,520
Textainer Marine Containers Ltd., Series 2017-2A, Class A (b) 3.520% 6/20/42	250,000	249,955
Treman Park CLO Ltd., Series 2015-1A, Class AR, 3 mo. USD LIBOR + 1.370%, FRN (b) 2.526% 4/20/27	490,000	491,945
Trip Rail Master Funding LLC, Series 2011-1A, Class A1A (b) 4.370% 7/15/41	72,677	72,261
Triton Container Finance VI LLC, Series 2017-1A, Class A (b) 3.520% 6/20/42	170,000	169,737
VSE VOI Mortgage LLC, Series 2016-A, Class A (b) 2.540% 7/20/33	343,436	341,857
Welk Resorts LLC, Series 2015-AA, Class A (b) 2.790% 6/16/31	138,385	137,067
Wendys Funding LLC, Series 2015-1A, Class A2I (b) 3.371% 6/15/45	466,688	468,541
Wendys Funding LLC, Series 2015-1A, Class A2II (b) 4.080% 6/15/45	304,575	309,058

	Principal Amount	Value
Wendys Funding LLC, Series 2015-1A, Class A23 (b) 4.497% 6/15/45	$417,563	$428,885

		28,294,492

Student Loans ABS — 2.8%
Academic Loan Funding Trust, Series 2012-1A, Class A2, 1 mo. USD LIBOR + 1.100%, FRN (b) 2.316% 12/27/44	495,000	493,170
AccessLex Institute, Series 2004-A, Class A3, 28 day ARS, FRN 7/01/39	400,000	393,532
AccessLex Institute, Series 2003-A, Class A3, 3 mo. Treasury + 1.200%, FRN 2.160% 7/01/38	163,543	154,643
CIT Education Loan Trust, Series 2005-1, Class B, 3 mo. USD LIBOR + .210%, FRN 1.456% 6/15/43	542,885	501,975
College Loan Corp. Trust I, Series 2007-1, Class B2, 28 day ARS, FRN 1/25/47	130,000	99,230
DRB Prime Student Loan Trust, Series 2016-B, Class A2 (b) 2.890% 6/25/40	293,364	293,539
DRB Prime Student Loan Trust, Series 2016-R, Class A2 (b) 3.070% 10/25/44	830,505	833,411
DRB Prime Student Loan Trust, Series 2015-B, Class A1, 1 mo. USD LIBOR + 1.900%, FRN (b) 3.116% 10/27/31	55,596	56,614
DRB Prime Student Loan Trust, Series 2016-R, Class A1, 1 mo. USD LIBOR + 1.900%, FRN (b) 3.116% 10/25/44	826,890	829,784
DRB Prime Student Loan Trust, Series 2015-B, Class A2 (b) 3.170% 7/25/31	189,529	190,483
Earnest Student Loan Program LLC, Series 2016-D, Class A2 (b) 2.720% 1/25/41	331,535	332,036
Earnest Student Loan Program LLC, Series 2016-B, Class A2 (b) 3.020% 5/25/34	231,255	232,851
Earnest Student Loan Program LLC, Series 2016-C, Class A1, 1 mo. USD LIBOR + 1.850%, FRN (b) 3.066% 10/27/36	541,158	541,157
ECMC Group Student Loan Trust, Series 2017-1A, Class A, 1 mo. USD LIBOR + 1.200%, FRN (b) 2.416% 12/27/66	431,761	432,145

The accompanying notes are an integral part of the financial statements.

24

MML Blend Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
ECMC Group Student Loan Trust, Series 2016-1A, Class A, 1 mo. USD LIBOR + 1.350%, FRN (b) 2.566% 7/26/66	$633,660	$637,022
EdLinc Student Loan Funding Trust, Series 2012-1, Class B, 1 mo. USD LIBOR + 4.240%, FRN (b) 5.456% 11/26/40	270,000	311,083
Goal Capital Funding Trust, Series 2006-1, Class B, 3 mo. USD LIBOR + .450%, FRN 1.639% 8/25/42	170,868	157,989
KnowledgeWorks Foundation, Series 2010-1, Class A, 3 mo. USD LIBOR + .950%, FRN 2.139% 2/25/42	180,619	180,897
National Collegiate Student Loan Trust, Series 2005-1, Class A4, 1 mo. USD LIBOR + .240%, FRN 1.456% 11/27/28	12,785	12,760
Navient Student Loan Trust, Series 2016-1A, Class A, 1 mo. USD LIBOR + .700%, FRN (b) 1.916% 2/25/70	501,375	495,716
Navient Student Loan Trust, Series 2017-3A, Class A3, 1 mo. USD LIBOR + 1.050%, FRN (b) 2.266% 7/26/66	300,000	303,175
Navient Student Loan Trust, Series 2017-1A, Class A3, 1 mo. USD LIBOR + 1.150%, FRN (b) 2.366% 7/26/66	750,000	749,999
Navient Student Loan Trust, Series 2016-5A, Class A, 1 mo. USD LIBOR + 1.250%, FRN (b) 2.466% 6/25/65	494,090	501,884
Navient Student Loan Trust, Series 2016-6A, Class A3, 1 mo. USD LIBOR + 1.300%, FRN (b) 2.516% 3/25/66	2,150,000	2,195,927
Navient Student Loan Trust, Series 2015-3, Class B, 1 mo. USD LIBOR + 1.500%, FRN 2.524% 10/25/58	150,000	139,618
Navient Student Loan Trust, Series 2014-1, Class B, 1 mo. USD LIBOR + 1.500%, FRN 2.716% 6/25/48	220,000	192,084
Navient Student Loan Trust, Series 2014-8, Class B, 1 mo. USD LIBOR + 1.500%, FRN 2.716% 7/26/49	155,000	152,284

	Principal Amount	Value
Nelnet Private Education Loan Trust, Series 2016-A, Class A1B (b) 3.600% 12/26/40	$233,111	$233,007
Nelnet Student Loan Trust, Series 2005-2, Class A5, 3 mo. USD LIBOR + .100%, FRN 1.387% 3/23/37	321,226	313,633
Nelnet Student Loan Trust, Series 2006-3, Class B, 3 mo. USD LIBOR + .250%, FRN 1.546% 6/25/41	120,396	103,532
Nelnet Student Loan Trust, Series 2013-5A, Class A, 1 mo. USD LIBOR + .630%, FRN (b) 1.846% 1/25/37	197,831	197,175
Nelnet Student Loan Trust, Series 2005-4, Class A4R2, 28 day ARS, FRN 2.139% 3/22/32	200,000	187,608
Nelnet Student Loan Trust, Series 2015-3A, Class B, 1 mo. USD LIBOR + 1.500%, FRN (b) 2.716% 6/25/54	150,000	134,163
North Carolina State Education Assistance Authority, Series 2011-2, Class A3, 3 mo. USD LIBOR + .800%, FRN 1.956% 7/25/36	250,000	246,743
PHEAA Student Loan Trust, Series 2016-2A, Class A, 1 mo. USD LIBOR + .950%, FRN (b) 2.166% 11/25/65	555,165	556,173
SLC Private Student Loan Trust, Series 2006-A, Class A5, 3 mo. USD LIBOR + .170%, FRN 1.328% 7/15/36	30,604	30,604
SLC Private Student Loan Trust, Series 2006-A, Class C, 3 mo. USD LIBOR + .450%, FRN 1.608% 7/15/36	230,000	210,511
SLC Student Loan Trust, Series 2006-A, Class B, 3 mo. USD LIBOR + .300%, FRN 1.458% 7/15/36	125,000	122,873
SLM Student Loan Trust, Series 2002-7, Class A11, 28 Day ARS, FRN 1.000% 3/15/28	160,000	160,000
SLM Student Loan Trust, Series 2005-5, Class A4, 3 mo. USD LIBOR + .140%, FRN 1.296% 10/25/28	330,000	326,196
SLM Student Loan Trust, Series 2005-3, Class B, 3 mo. USD LIBOR + .150%, FRN 1.306% 4/25/40	189,902	173,477

The accompanying notes are an integral part of the financial statements.

25

MML Blend Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
SLM Student Loan Trust, Series 2002-7, Class A10, 28 Day ARS, FRN 1.380% 3/15/28	$136,000	$136,000
SLM Student Loan Trust, Series 2003-5, Class A9, 28 Day ARS, FRN 1.380% 6/17/30	350,000	350,000
SLM Student Loan Trust, Series 2005-5, Class A5, 3 mo. USD LIBOR + .750%, FRN 1.906% 10/25/40	300,000	293,268
SLM Student Loan Trust, Series 2003-5, Class A7, 28 Day ARS, FRN 4.500% 6/17/30	50,000	50,000
SLM Student Loan Trust, Series 2002-7, Class B, 28 Day ARS, FRN 4.714% 12/15/39	550,000	544,663
SMB Private Education Loan Trust, Series 2015-B, Class A2B, 1 mo. USD LIBOR + 1.200%, FRN (b) 2.359% 7/15/27	200,000	201,678
SMB Private Education Loan Trust, Series 2016-B, Class A2A (b) 2.430% 2/17/32	245,000	243,235
SMB Private Education Loan Trust, Series 2016-A, Class A2A (b) 2.700% 5/15/31	450,000	451,396
SMB Private Education Loan Trust, Series 2017-A, Class B (b) 3.500% 6/17/41	300,000	291,852
SoFi Professional Loan Program LLC, Series 2015-A, Class RC, (Acquired 4/19/17, Cost $281,375) (b) (d) 3/25/33	100	255,000
SoFi Professional Loan Program LLC, Series 2016-D, Class A1, 1 mo. USD LIBOR + .950%, FRN (b) 2.166% 1/25/39	133,962	135,380
SoFi Professional Loan Program LLC, Series 2016-B, Class A1, 1 mo. USD LIBOR + 1.200%, FRN (b) 2.416% 6/25/33	322,737	326,139
SoFi Professional Loan Program LLC, Series 2016-B, Class A2B (b) 2.740% 10/25/32	300,000	299,676
SoFi Professional Loan Program LLC, Series 2017-A, Class B, VRN (b) 3.440% 3/26/40	180,000	178,425
South Carolina Student Loan Corp., Series 2010-1, Class A3, 3 mo. USD LIBOR + 1.050%, FRN 2.206% 10/27/36	170,000	170,128

	Principal Amount	Value
South Carolina Student Loan Corp., Series 2014-1, Class A2, 1 mo. USD LIBOR + 1.000%, FRN 2.227% 1/03/33	$290,000	$286,902

		18,624,445

WL Collateral CMO — 0.1%
Countrywide Home Loans, Inc., Series 2004-2, Class 1A1, VRN 3.467% 2/25/34	19,777	20,016
Countrywide Home Loans, Inc., Series 2003-42, Class 1A1, VRN 3.728% 9/25/33	7,621	7,301
GSR Mortgage Loan Trust, Series 2004-9, Class 2A1, VRN 3.627% 8/25/34	11,530	11,919
IndyMac Index Mortgage Loan Trust, Series 2004-AR4, Class 1A, VRN 3.067% 8/25/34	54,480	52,359
JP Morgan Mortgage Trust, Series 2017-1, Class A11, VRN (b) 3.500% 1/25/47	536,194	540,081
Merrill Lynch Mortgage Investors, Inc., Series 2004-A1, Class IA, VRN 3.315% 2/25/34	5,488	5,281
Merrill Lynch Mortgage Investors, Inc., Series 2003-A4, Class IA, VRN 3.340% 7/25/33	3,742	3,853
Morgan Stanley Mortgage Loan Trust, Series 2004-2AR, Class 1A, VRN 3.375% 2/25/34	242	258
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-2, Class 2A, VRN 3.425% 3/25/34	31,473	32,488
Washington Mutual Mortgage Pass-Through Certificates, Series 2004-AR2, Class A, 12 mo. MTA + 1.400%, FRN 2.132% 4/25/44	80,192	82,161

		755,717

WL Collateral PAC — 0.0%
Structured Asset Securities Corp., Series 2002-11A, Class 2A1, VRN 3.452% 6/25/32	23,022	23,146

TOTAL NON-U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $53,782,761)		54,038,930

SOVEREIGN DEBT OBLIGATIONS — 0.3%
Colombia Government International Bond 6.125% 1/18/41	620,000	714,860

The accompanying notes are an integral part of the financial statements.

26

MML Blend Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Mexico Government International Bond 5.125% 1/15/20	$200,000	$215,800
Mexico Government International Bond 6.750% 9/27/34	160,000	203,963
Mexico Government International Bond 4.750% 3/08/44	624,000	624,624

		1,759,247

TOTAL SOVEREIGN DEBT OBLIGATIONS (Cost $1,673,273)		1,759,247

U.S. GOVERNMENT AGENCY OBLIGATIONS AND INSTRUMENTALITIES — 7.2%
Collateralized Mortgage Obligations — 0.4%
Federal Home Loan Mortgage Corp. Series 4303, Class AP 3.000% 8/15/43	486,025	496,360
Series 4290, Class CA 3.500% 12/15/38	330,870	343,784
Series 2617, Class Z 5.500% 5/15/33	251,335	278,814
Series 2693, Class Z 5.500% 10/15/33	460,246	502,657
Series 3423, Class PB 5.500% 3/15/38	95,820	105,622
Federal National Mortgage Association Series 2014-7, Class VA 3.500% 5/25/25	224,222	235,377
Series 2014-48, Class AB 4.000% 10/25/40	448,395	470,934
Series 2007-32, Class Z 5.500% 4/25/37	147,169	162,086
Series 2010-60, Class HJ 5.500% 5/25/40	99,219	107,508
Federal National Mortgage Association REMIC Series 2007-B2, Class ZA 5.500% 6/25/37	122,998	134,507

		2,837,649

Pass-Through Securities — 6.8%
Federal Home Loan Mortgage Corp. Pool #Q37467 3.500% 11/01/45	1,051,577	1,083,618
Pool #Q41916 3.500% 7/01/46	324,297	335,698
Pool #Q42045 3.500% 7/01/46	130,128	134,702
Pool #Q44275 3.500% 11/01/46	250,610	259,421
Pool #Q44277 3.500% 11/01/46	118,404	122,307
Pool #Q45741 3.500% 1/01/47	780,640	806,499

	Principal Amount	Value
Pool #Q46465 3.500% 3/01/47	$1,290,212	$1,326,499
Pool #Q47742 4.000% 4/01/47	198,016	210,554
Pool #Q47730 4.000% 4/01/47	249,084	264,857
Pool #C03537 4.500% 8/01/40	255,920	276,983
Pool #G06057 4.500% 10/01/40	180,988	195,205
Pool #G60485 4.500% 10/01/41	230,372	248,541
Pool #G60469 4.500% 1/01/42	144,090	155,409
Pool #G60172 4.500% 9/01/43	239,215	258,978
Pool #G11431 6.000% 2/01/18	11	11
Pool #C55867 7.500% 2/01/30	53,635	61,478
Pool #C01079 7.500% 10/01/30	7,914	9,350
Pool #C01135 7.500% 2/01/31	23,102	27,250
Pool #C00470 8.000% 8/01/26	16,706	19,412
Pool #G00924 8.000% 3/01/28	16,828	19,553
Federal Home Loan Mortgage Corp. TBA Pool #292 3.500% 6/01/44 (c)	2,150,000	2,208,369
Pool #5992 4.000% 9/01/43 (c)	2,000,000	2,098,750
Pool #7718 4.500% 11/01/40 (c)	950,000	1,017,687
Federal National Mortgage Association Pool #725692 2.786% 10/01/33 1 year CMT + 2.144%, FRN	61,164	64,184
Pool #888586 2.831% 10/01/34 1 year CMT + 2.203%, FRN	89,383	93,930
Pool #AS1304 3.500% 12/01/28	313,408	326,985
Pool #AV1897 3.500% 12/01/28	48,203	50,321
Pool #AV2325 3.500% 12/01/28	179,749	187,536
Pool #AS6187 3.500% 11/01/45	2,447,960	2,520,729
Pool #AS6306 3.500% 12/01/45	829,664	856,531
Pool #AS6475 3.500% 1/01/46	664,340	686,684

The accompanying notes are an integral part of the financial statements.

27

MML Blend Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Pool #AS6476 3.500% 1/01/46	$710,387	$733,391
Pool #AS6477 3.500% 1/01/46	836,682	861,554
Pool #BE4046 3.500% 12/01/46	732,142	752,533
Pool #BE5162 3.500% 2/01/47	738,375	758,939
Pool #BH4875 3.500% 6/01/47	475,000	488,304
Pool #AZ7917 4.000% 3/01/41	85,733	90,783
Pool #AL8422 4.000% 1/01/43	80,667	85,444
Pool #MA3027 4.000% 6/01/47	4,333,822	4,562,702
Pool #BF0094 4.000% 5/01/56	1,141,472	1,197,476
Pool #BF0105 4.000% 6/01/56	289,496	304,332
Pool #AB1466 4.500% 9/01/40	103,177	111,319
Pool #AH6787 4.500% 3/01/41	193,267	209,362
Pool #AL7566 4.500% 10/01/42	194,618	210,005
Pool #AL6997 4.500% 11/01/42	393,804	426,601
Pool #AL6608 4.500% 6/01/44	147,542	160,060
Pool #AD6437 5.000% 6/01/40	107,175	118,048
Pool #AD6996 5.000% 7/01/40	731,402	802,057
Pool #AL8173 5.000% 2/01/44	288,567	316,353
Pool #564594 7.000% 1/01/31	10,770	12,433
Pool #572844 7.000% 4/01/31	23,930	28,002
Pool #253795 7.000% 5/01/31	65,229	76,062
Pool #499386 7.500% 9/01/29	1,413	1,663
Pool #522769 7.500% 12/01/29	67	79
Pool #521006 7.500% 12/01/29	658	774
Pool #252981 7.500% 1/01/30	8,420	9,891
Pool #531196 7.500% 2/01/30	1,002	1,182

	Principal Amount	Value
Pool #524874 7.500% 2/01/30	$120	$122
Pool #530299 7.500% 3/01/30	271	311
Pool #530520 7.500% 3/01/30	11,633	13,601
Pool #524317 7.500% 3/01/30	1,092	1,293
Pool #253183 7.500% 4/01/30	3,435	4,037
Pool #253265 7.500% 5/01/30	2,109	2,451
Pool #536949 8.000% 5/01/30	1,492	1,795
Pool #526380 8.000% 5/01/30	5,991	7,178
Pool #535351 8.000% 6/01/30	3,131	3,736
Pool #253481 8.000% 10/01/30	2,547	3,052
Pool #190317 8.000% 8/01/31	992	1,184
Pool #602008 8.000% 8/01/31	2,667	3,184
Pool #596656 8.000% 8/01/31	868	931
Federal National Mortgage Association TBA Pool #1127 3.500% 4/01/44 (c)	5,475,000	5,622,141
Pool #15801 4.500% 4/01/41 (c)	825,000	884,812
Government National Mortgage Association Pool #783896 3.500% 5/15/44	818,170	850,449
Pool #359587 7.000% 6/15/23	165	173
Pool #337539 7.000% 7/15/23	585	646
Pool #363066 7.000% 8/15/23	4,310	4,777
Pool #368814 7.000% 10/15/23	987	1,036
Pool #362651 7.000% 10/15/23	5,334	5,661
Pool #354674 7.000% 10/15/23	4,758	5,232
Pool #352021 7.000% 11/15/23	2,483	2,739
Government National Mortgage Association II Pool #82462 2.375% 1/20/40 1 year CMT + 1.500%, FRN	87,876	90,281

The accompanying notes are an integral part of the financial statements.

28

MML Blend Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Pool #82488 2.375% 3/20/40 1 year CMT + 1.500%, FRN	$117,808	$121,473
Pool #784026 3.500% 12/20/44	229,556	238,325
Pool #MA4382 3.500% 4/20/47	6,468,241	6,708,273
Government National Mortgage Association II TBA (c) Pool #1767 4.000% 6/01/44	1,800,000	1,893,797

		44,720,070

Whole Loans — 0.0%
Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes, Series 2016-DNA1, Class M1, 1 mo. USD LIBOR + 1.450%, FRN 2.666% 7/25/28	106,708	107,105
Vendee Mortgage Trust, Series 1992-1, Class 2Z 7.750% 5/15/22	97,941	107,410

		214,515

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS AND INSTRUMENTALITIES (Cost $47,972,055)		47,772,234

U.S. TREASURY OBLIGATIONS — 4.4%
U.S. Treasury Bonds & Notes — 4.4%
U.S. Treasury Bond 2.500% 5/15/46	4,180,000	3,890,078
U.S. Treasury Bond (e) 3.500% 2/15/39	3,270,000	3,695,100
U.S. Treasury Note 1.625% 3/15/20	1,230,000	1,233,959
U.S. Treasury Note 1.625% 7/31/20	2,660,000	2,663,450
U.S. Treasury Note 1.875% 3/31/22	9,330,000	9,334,810
U.S. Treasury Note 2.000% 11/15/26	8,410,000	8,201,130

		29,018,527

TOTAL U.S. TREASURY OBLIGATIONS (Cost $29,118,428)		29,018,527

TOTAL BONDS & NOTES (Cost $198,712,124)		200,784,975

	Notional Amount	Value
PURCHASED OPTIONS — 0.1%
Financial — 0.1%
Diversified Financial Services — 0.1%
3-Month USD LIBOR BBA 30 Year Swaption, Call, Expires 1/11/22, Strike 2.60 (OTC — Barclays Bank PLC); Underlying swap terminates 1/13/52	$1,116,000	$125,282
3-Month USD LIBOR BBA 30 Year Swaption, Put, Expires 1/11/22, Strike 2.60 (OTC — Barclays Bank PLC); Underlying swap terminates 1/13/52	1,860,000	232,234

		357,516

TOTAL PURCHASED OPTIONS (Cost $387,922)		357,516

	Number of Shares
RIGHTS — 0.0%
Consumer, Cyclical — 0.0%
Retail — 0.0%
Safeway Casa Ley Contingent Value (a) (f)	18,800	18,988
Safeway PDC LLC Contingent Value (a) (f)	18,800	940

		19,928

TOTAL RIGHTS (Cost $19,608)		19,928

TOTAL LONG-TERM INVESTMENTS (Cost $516,231,118)		658,766,911

	Principal Amount
SHORT-TERM INVESTMENTS — 3.5%
Commercial Paper — 3.4%
Anheuser-Busch Cos., Inc. (b) 1.450% 10/10/17	$1,625,000	1,619,539
BAT International Finance (b) 1.369% 7/03/17	1,000,000	999,883
BAT International Finance (b) 1.450% 7/20/17	1,000,000	999,191
Bell Canada (b) 1.547% 9/25/17	1,700,000	1,693,932
Bell Canada (b) 1.547% 9/27/17	2,000,000	1,992,687
CRH America Finance, Inc. (b) 1.421% 7/13/17	2,000,000	1,998,958

The accompanying notes are an integral part of the financial statements.

29

MML Blend Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Dollar General Corp. (b) 1.573% 7/18/17	$1,500,000	$1,498,831
FMC Technologies, Inc. (b) 1.452% 7/21/17	1,365,000	1,363,839
Hyundai Capital America (b) 1.482% 7/13/17	1,500,000	1,499,218
Molex Electronic Technologies (b) 1.461% 7/17/17	1,350,000	1,349,074
Monsanto Co. (b) 1.461% 7/12/17	2,000,000	1,999,041
ONEOK Partners LP (b) 1.829% 7/31/17	1,100,000	1,098,588
Spectra Energy Partners LP (b) 1.420% 7/13/17	1,500,000	1,499,218
Suncor Energy, Inc. (b) 1.380% 7/11/17	1,800,000	1,799,211
Xcel Energy, Inc. (b) 1.633% 10/30/17	1,500,000	1,491,745

		22,902,955

Repurchase Agreement — 0.0%
State Street Bank & Trust Co. Repurchase Agreement, dated 6/30/17, 0.050%, due 7/03/17 (g)	166,994	166,994

Time Deposit — 0.1%
Euro Time Deposit 0.090% 7/03/17	427,720	427,720

TOTAL SHORT-TERM INVESTMENTS (Cost $23,496,963)		23,497,669

TOTAL INVESTMENTS — 103.2% (Cost $539,728,081) (h)		682,264,580

Other Assets/(Liabilities) — (3.2)%		(21,056,153)

NET ASSETS — 100.0%		$661,208,427

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

ABS	Asset-Backed Security
ARS	Auction Rate Security
BAB	Build America Bonds
CLO	Collateralized Loan Obligation
CMO	Collateralized Mortgage Obligation
CMT	Constant Maturity Treasury Index
FRN	Floating Rate Note
MBS	Mortgage-Backed Security
MTA	Monthly Treasury Average Index
PAC	Planned Amortization Class
STEP	Step Up Bond
TBA	To Be Announced
VRN	Variable Rate Note
WL	Whole Loan
(a)	Non-income producing security.
(b)	Securities exempt from registration under rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2017, these securities amounted to a value of $80,006,634 or 12.1% of net assets.
(c)	A portion of this security is purchased on a when-issued, delayed-delivery or forward commitment basis. (Note 2).
(d)	Restricted security. Certain securities are restricted as to resale. At June 30, 2017, these securities amounted to a value of $255,000 or 0.04% of net assets. The Fund generally bears the costs, if any, associated with the disposition of restricted securities.
(e)	A portion of this security is pledged/held as collateral for open futures contracts and open swaps agreements. (Note 2).
(f)	This security is fair valued in good faith in accordance with procedures approved by the Board of Trustees. At June 30, 2017, these securities amounted to a value of $19,928 or 0.00% of net assets.
(g)	Maturity value of $166,995. Collateralized by U.S. Government Agency obligations with a rate of 2.500%, maturity date of 12/25/42, and an aggregate market value, including accrued interest, of $171,172.
(h)	See Note 6 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

30

MML Equity Fund – Portfolio of Investments

June 30, 2017 (Unaudited)

	Number of Shares	Value
EQUITIES — 98.6%

COMMON STOCK — 98.6%
Basic Materials — 2.6%
Chemicals — 1.6%
E.I. du Pont de Nemours & Co.	65,352	$5,274,560
Eastman Chemical Co.	92,020	7,728,760

		13,003,320

Iron & Steel — 0.5%
Nucor Corp.	71,800	4,155,065

Mining — 0.5%
Goldcorp, Inc.	356,650	4,604,351

		21,762,736

Communications — 6.7%
Internet — 0.9%
Alphabet, Inc. Class A (a)	5,050	4,694,884
Symantec Corp.	102,558	2,897,264

		7,592,148

Media — 3.1%
Comcast Corp. Class A	457,660	17,812,127
DISH Network Corp. Class A (a)	58,040	3,642,590
The Walt Disney Co.	36,010	3,826,063

		25,280,780

Telecommunications — 2.7%
CenturyLink, Inc. (b)	75,620	1,805,806
Cisco Systems, Inc.	178,093	5,574,311
T-Mobile US, Inc. (a)	124,810	7,565,982
Verizon Communications, Inc.	100,613	4,493,376
Vodafone Group PLC Sponsored ADR	107,520	3,089,050

		22,528,525

		55,401,453

Consumer, Cyclical — 7.2%
Airlines — 0.8%
Delta Air Lines, Inc.	77,700	4,175,598
Southwest Airlines Co.	44,660	2,775,173

		6,950,771

Auto Manufacturers — 0.3%
PACCAR, Inc.	36,280	2,395,931

Home Furnishing — 0.5%
Whirlpool Corp.	20,000	3,832,400

Housewares — 0.6%
Newell Brands, Inc.	85,449	4,581,775

Leisure Time — 1.0%
Carnival Corp.	79,900	5,239,043
Harley-Davidson, Inc. (b)	57,106	3,084,866

		8,323,909

	Number of Shares	Value
Lodging — 0.5%
Wyndham Worldwide Corp.	42,750	$4,292,528

Retail — 3.5%
Advance Auto Parts, Inc.	31,801	3,707,679
Coach, Inc.	88,020	4,166,867
CVS Health Corp.	41,129	3,309,239
Dollar General Corp.	31,707	2,285,758
Liberty Interactive Corp. QVC Group Class A (a)	163,058	4,001,443
Wal-Mart Stores, Inc.	65,080	4,925,254
Walgreens Boots Alliance, Inc.	87,620	6,861,522

		29,257,762

		59,635,076

Consumer, Non-cyclical — 16.0%
Agriculture — 1.4%
Philip Morris International, Inc.	98,975	11,624,614

Beverages — 1.0%
Coca-Cola European Partners PLC	72,670	2,955,489
PepsiCo, Inc.	43,435	5,016,308

		7,971,797

Biotechnology — 0.8%
Amgen, Inc.	27,310	4,703,601
Gilead Sciences, Inc.	27,980	1,980,425

		6,684,026

Cosmetics & Personal Care — 0.5%
The Procter & Gamble Co.	51,220	4,463,823

Foods — 0.6%
Mondelez International, Inc. Class A	105,477	4,555,551

Health Care – Products — 3.6%
Abbott Laboratories	118,710	5,770,493
Danaher Corp.	72,378	6,107,979
Medtronic PLC	111,586	9,903,258
Thermo Fisher Scientific, Inc.	18,660	3,255,610
Zimmer Biomet Holdings, Inc.	40,780	5,236,152

		30,273,492

Health Care – Services — 3.6%
Aetna, Inc.	24,573	3,730,918
Humana, Inc.	15,951	3,838,130
Laboratory Corp. of America Holdings (a)	29,184	4,498,422
UnitedHealth Group, Inc.	97,662	18,108,488

		30,175,958

Pharmaceuticals — 4.5%
Allergan PLC	20,236	4,919,169
Bristol-Myers Squibb Co.	40,520	2,257,774
Eli Lilly & Co.	39,149	3,221,963
GlaxoSmithKline PLC Sponsored ADR (b)	96,670	4,168,411

The accompanying notes are an integral part of the financial statements.

31

MML Equity Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Merck & Co., Inc.	67,619	$4,333,702
Pfizer, Inc.	473,885	15,917,797
Teva Pharmaceutical Industries Ltd. Sponsored ADR	74,220	2,465,588

		37,284,404

		133,033,665

Energy — 9.2%
Oil & Gas — 6.3%
Anadarko Petroleum Corp.	90,438	4,100,459
Chevron Corp.	189,210	19,740,279
ConocoPhillips	49,281	2,166,393
Hess Corp.	102,467	4,495,227
Marathon Petroleum Corp.	90,142	4,717,131
Phillips 66	37,669	3,114,850
Royal Dutch Shell PLC A Shares Sponsored ADR	62,533	3,326,130
Suncor Energy, Inc.	368,780	10,768,376

		52,428,845

Oil & Gas Services — 2.3%
Baker Hughes, Inc.	77,596	4,229,758
Halliburton Co.	195,221	8,337,889
Schlumberger Ltd.	45,940	3,024,690
Weatherford International PLC (a) (b)	926,680	3,586,251

		19,178,588

Pipelines — 0.6%
Enbridge, Inc.	121,307	4,829,232

		76,436,665

Financial — 30.1%
Banks — 16.0%
Bank of America Corp.	1,422,500	34,509,850
The Bank of New York Mellon Corp.	105,030	5,358,631
Citigroup, Inc.	238,961	15,981,712
Fifth Third Bancorp	149,611	3,883,902
JP Morgan Chase & Co.	389,841	35,631,467
KeyCorp	351,440	6,585,986
Morgan Stanley	109,300	4,870,408
The PNC Financial Services Group, Inc.	60,842	7,597,340
State Street Corp.	49,521	4,443,519
Wells Fargo & Co.	169,828	9,410,169
Zions Bancorp	102,290	4,491,554

		132,764,538

Diversified Financial Services — 4.8%
Alliance Data Systems Corp.	20,623	5,293,718
American Express Co.	45,005	3,791,221
Ameriprise Financial, Inc.	69,636	8,863,966
BlackRock, Inc.	11,740	4,959,093
Discover Financial Services	64,540	4,013,743

	Number of Shares	Value
FNF Group	113,316	$5,079,956
Nasdaq, Inc.	110,150	7,874,624

		39,876,321

Insurance — 5.6%
American International Group, Inc.	257,755	16,114,843
Aon PLC	41,910	5,571,934
MetLife, Inc.	248,997	13,679,895
The Travelers Cos., Inc.	39,166	4,955,674
XL Group Ltd.	138,650	6,072,870

		46,395,216

Real Estate — 0.4%
CBRE Group, Inc. Class A (a)	97,355	3,543,722

Real Estate Investment Trusts (REITS) — 3.3%
Boston Properties, Inc.	23,390	2,877,438
Crown Castle International Corp.	53,750	5,384,675
Digital Realty Trust, Inc.	26,570	3,001,082
HCP, Inc.	154,070	4,924,077
Invitation Homes, Inc.	95,100	2,057,013
Outfront Media, Inc. (b)	80,947	1,871,495
Prologis, Inc.	51,770	3,035,793
Weyerhaeuser Co.	136,035	4,557,172

		27,708,745

		250,288,542

Industrial — 14.5%
Aerospace & Defense — 3.3%
Harris Corp.	51,027	5,566,025
Lockheed Martin Corp.	31,261	8,678,366
Northrop Grumman Corp.	21,124	5,422,742
United Technologies Corp.	60,689	7,410,734

		27,077,867

Building Materials — 2.4%
Johnson Controls International PLC	369,166	16,007,038
Vulcan Materials Co.	28,400	3,597,712

		19,604,750

Electronics — 1.4%
Honeywell International, Inc.	40,023	5,334,665
TE Connectivity Ltd.	76,010	5,980,467

		11,315,132

Environmental Controls — 0.3%
Waste Management, Inc.	39,840	2,922,264

Machinery – Construction & Mining — 0.3%
Caterpillar, Inc.	26,430	2,840,168

Machinery – Diversified — 0.2%
Zebra Technologies Corp. Class A (a)	20,650	2,075,738

Miscellaneous – Manufacturing — 3.1%
Eaton Corp. PLC	186,678	14,529,149
Parker-Hannifin Corp.	39,903	6,377,297
Pentair PLC	69,809	4,645,091

		25,551,537

The accompanying notes are an integral part of the financial statements.

32

MML Equity Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Packaging & Containers — 1.2%
Sealed Air Corp.	117,557	$5,261,851
WestRock Co.	84,160	4,768,506

		10,030,357

Transportation — 2.3%
FedEx Corp.	12,760	2,773,131
Kansas City Southern	22,340	2,337,881
Norfolk Southern Corp.	41,105	5,002,478
XPO Logistics, Inc. (a)	138,860	8,974,522

		19,088,012

		120,505,825

Technology — 8.2%
Computers — 2.3%
Apple, Inc.	68,726	9,897,919
Check Point Software Technologies Ltd. (a)	20,190	2,202,325
Diebold Nixdorf, Inc. (b)	95,715	2,680,020
HP, Inc.	233,030	4,073,364

		18,853,628

Semiconductors — 2.3%
Broadcom Ltd.	30,212	7,040,907
NXP Semiconductor NV (a)	34,370	3,761,796
QUALCOMM, Inc.	79,744	4,403,464
Texas Instruments, Inc.	52,480	4,037,286

		19,243,453

Software — 3.6%
First Data Corp. Class A (a)	231,400	4,211,480
Microsoft Corp.	180,122	12,415,809
Oracle Corp.	146,297	7,335,332
Synopsys, Inc. (a)	87,750	6,399,608

		30,362,229

		68,459,310

Utilities — 4.1%
Electric — 4.1%
Edison International	189,100	14,785,729
Entergy Corp.	76,260	5,854,480
NextEra Energy, Inc.	57,261	8,023,984
PG&E Corp.	76,820	5,098,544

		33,762,737

TOTAL COMMON STOCK (Cost $608,067,108)		819,286,009

TOTAL EQUITIES (Cost $608,067,108)		819,286,009

	Number of Shares	Value
MUTUAL FUNDS — 1.5%
Diversified Financial Services — 1.5%
State Street Navigator Securities Lending Prime Portfolio (c)	12,761,187	$12,761,187

TOTAL MUTUAL FUNDS (Cost $12,761,187)		12,761,187

TOTAL LONG-TERM INVESTMENTS (Cost $620,828,295)		832,047,196

	Principal Amount
SHORT-TERM INVESTMENTS — 1.3%
Repurchase Agreement — 1.3%
State Street Bank & Trust Co. Repurchase Agreement, dated 6/30/17, 0.050%, due 7/03/17 (d)	$10,696,055	10,696,055

Time Deposit — 0.0%
Euro Time Deposit 0.090% 7/03/17	75,762	75,762

TOTAL SHORT-TERM INVESTMENTS (Cost $10,771,817)		10,771,817

TOTAL INVESTMENTS — 101.4% (Cost $631,600,112) (e)		842,819,013

Other Assets/(Liabilities) — (1.4)%		(11,412,458)

NET ASSETS — 100.0%		$831,406,555

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

ADR	American Depositary Receipt
(a)	Non-income producing security.
(b)	Denotes all or a portion of security on loan. The total value of securities on loan as of June 30, 2017, was $12,421,240 or 1.49% of net assets. Total securities on loan may not correspond with the amounts identified in the Portfolio of Investments because pending sales may be in the process of recall from the brokers. (Note 2).
(c)	Represents investment of security lending collateral. (Note 2).
(d)	Maturity value of $10,696,100. Collateralized by U.S. Government Agency obligations with rates ranging from 2.000% – 2.125%, maturity dates ranging from 8/31/21 – 9/30/21, and an aggregate market value, including accrued interest, of $10,915,222.
(e)	See Note 6 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

33

MML Equity Fund – Portfolio of Investments (Continued)

Notes to Portfolio of Investments (Continued)

Country weightings, as a percentage of net assets, is as follows:

United States	84.7%
Ireland	6.5%
Canada	2.4%
United Kingdom	2.3%
Singapore	0.8%
Netherlands	0.8%
Bermuda	0.7%
Switzerland	0.7%
Panama	0.6%
Israel	0.6%

Total Long-Term Investments	100.1%
Short-Term Investments and Other Assets and Liabilities	(0.1)%

Net Assets	100.0%

The accompanying notes are an integral part of the financial statements.

34

MML Managed Bond Fund – Portfolio of Investments

June 30, 2017 (Unaudited)

	Number of Shares	Value
EQUITIES — 0.2%

PREFERRED STOCK — 0.2%
Financial — 0.2%
Insurance — 0.2%
The Allstate Corp. 5.100%, 3 mo. LIBOR US + 3.165%, VRN	95,000	$2,660,000

TOTAL PREFERRED STOCK (Cost $2,375,000)		2,660,000

TOTAL EQUITIES (Cost $2,375,000)		2,660,000

	Principal Amount

BONDS & NOTES — 97.6%

CORPORATE DEBT — 34.4%
Advertising — 0.1%
WPP Finance 2010 5.625% 11/15/43	$1,205,000	1,386,240

Aerospace & Defense — 0.0%
United Technologies Corp. 6.125% 7/15/38	350,000	458,453

Agriculture — 0.3%
Bunge Ltd. Finance Corp. 3.250% 8/15/26	1,050,000	1,003,261
Bunge Ltd. Finance Corp. 3.500% 11/24/20	955,000	979,076
Philip Morris International, Inc. 6.375% 5/16/38	160,000	211,032
Reynolds American, Inc. 5.850% 8/15/45	760,000	930,848

		3,124,217

Airlines — 0.8%
American Airlines Group, Inc. (a) 5.500% 10/01/19	4,545,000	4,786,340
American Airlines Pass-Through Trust, Series 2014-1, Class B 4.375% 4/01/24	214,256	218,809
American Airlines Pass-Through Trust, Series 2014-1, Class A 3.700% 4/01/28	544,722	558,340
Delta Air Lines, Inc. 3.625% 3/15/22	1,940,000	1,991,578
Spirit Airlines Pass-Through Trust, Series 2015-1, Class A 4.100% 10/01/29	1,817,692	1,890,399
WestJet Airlines Ltd. (a) 3.500% 6/16/21	735,000	751,127

		10,196,593

	Principal Amount	Value
Auto Manufacturers — 1.1%
Ford Motor Co. 5.291% 12/08/46	$530,000	$543,950
Ford Motor Credit Co. LLC 2.681% 1/09/20	1,340,000	1,349,002
General Motors Financial Co., Inc. 3.100% 1/15/19	5,964,000	6,045,498
General Motors Financial Co., Inc. 3.150% 6/30/22	2,420,000	2,423,746
General Motors Financial Co., Inc. 3.200% 7/13/20	1,895,000	1,930,844
Hyundai Capital America (a) 2.550% 2/06/19	1,045,000	1,048,920
Hyundai Capital America (a) 2.875% 8/09/18	800,000	806,579

		14,148,539

Auto Parts & Equipment — 0.1%
Lear Corp. 4.750% 1/15/23	1,222,000	1,264,329
Lear Corp. 5.375% 3/15/24	535,000	568,270

		1,832,599

Banks — 4.9%
Associated Banc-Corp. 2.750% 11/15/19	2,805,000	2,825,793
Associated Banc-Corp. 4.250% 1/15/25	2,991,000	3,050,611
Banco Santander SA 4.250% 4/11/27	1,800,000	1,868,110
Bancolombia SA 5.950% 6/03/21	1,280,000	1,413,248
Bank of America Corp. 4.183% 11/25/27	3,015,000	3,066,511
Bank of America Corp. 3 mo. USD LIBOR + 1.814%, VRN 4.244% 4/24/38	1,625,000	1,689,761
Bank of America Corp. 4.750% 4/21/45	1,540,000	1,653,866
Bank of America Corp. 5.875% 2/07/42	470,000	588,990
Bank of America Corp. 7.750% 5/14/38	400,000	575,239
The Bank of Nova Scotia 4.500% 12/16/25	1,295,000	1,361,050
Barclays PLC 4.337% 1/10/28	1,720,000	1,768,184
BNP Paribas SA (a) 2.950% 5/23/22	1,445,000	1,459,388
Capital One Financial Corp. 2.500% 5/12/20	1,870,000	1,878,101

The accompanying notes are an integral part of the financial statements.

35

MML Managed Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Credit Suisse Group AG (a) 4.282% 1/09/28	$1,325,000	$1,369,627
Credit Suisse Group Funding Guernsey Ltd. 3.800% 9/15/22	390,000	405,203
First Horizon National Corp. 3.500% 12/15/20	3,580,000	3,671,795
First Republic Bank 4.375% 8/01/46	4,360,000	4,274,884
Fulton Financial Corp. 3.600% 3/16/22	1,565,000	1,583,484
The Goldman Sachs Group, Inc. 5.375% 3/15/20	950,000	1,025,565
The Goldman Sachs Group, Inc. 5.750% 1/24/22	950,000	1,069,580
The Goldman Sachs Group, Inc. 5.950% 1/15/27	1,410,000	1,645,777
The Goldman Sachs Group, Inc. 6.125% 2/15/33	335,000	418,817
The Goldman Sachs Group, Inc. 6.750% 10/01/37	345,000	447,824
HSBC Holdings PLC 3 mo. USD LIBOR + 1.055%, VRN 3.262% 3/13/23	1,695,000	1,727,119
ICICI Bank Ltd. (a) 4.700% 2/21/18	1,250,000	1,269,685
JP Morgan Chase & Co. 3.625% 12/01/27	2,460,000	2,434,815
JP Morgan Chase & Co. 4.950% 3/25/20	1,655,000	1,774,953
JP Morgan Chase & Co. 5.600% 7/15/41	1,125,000	1,395,148
SVB Financial Group 3.500% 1/29/25	2,960,000	2,905,329
SVB Financial Group 5.375% 9/15/20	475,000	516,971
Synchrony Bank 3.000% 6/15/22	1,705,000	1,697,307
Turkiye Garanti Bankasi AS (a) 4.750% 10/17/19	3,010,000	3,077,069
UBS Group Funding Switzerland AG (a) 3.491% 5/23/23	1,760,000	1,800,661
UBS Group Funding Switzerland AG (a) 4.253% 3/23/28	1,330,000	1,389,491
Valley National Bancorp 5.125% 9/27/23	1,530,000	1,646,863

		60,746,819

Beverages — 0.4%
Anheuser-Busch InBev Finance, Inc. 4.900% 2/01/46	3,825,000	4,317,052

	Principal Amount	Value
Molson Coors Brewing Co. 4.200% 7/15/46	$620,000	$611,429

		4,928,481

Biotechnology — 0.1%
Amgen, Inc. 5.150% 11/15/41	475,000	529,465
Baxalta, Inc. 5.250% 6/23/45	885,000	1,038,690

		1,568,155

Building Materials — 0.8%
James Hardie International Finance Ltd. (a) 5.875% 2/15/23	2,881,000	3,017,848
Owens Corning 9.000% 6/15/19	590,000	661,883
Standard Industries, Inc. (a) 5.000% 2/15/27	3,037,000	3,097,740
Standard Industries, Inc. (a) 5.375% 11/15/24	1,636,000	1,723,935
Standard Industries, Inc. (a) 5.500% 2/15/23	1,238,000	1,306,090

		9,807,496

Chemicals — 0.7%
Ashland, Inc. 6.875% 5/15/43	302,000	327,670
Celanese US Holdings LLC 4.625% 11/15/22	1,150,000	1,238,736
CF Industries, Inc. 6.875% 5/01/18	2,890,000	3,001,988
Incitec Pivot Finance LLC (a) 6.000% 12/10/19	640,000	683,969
Monsanto Co. 4.400% 7/15/44	650,000	661,088
RPM International, Inc. 3.750% 3/15/27	725,000	736,741
RPM International, Inc. 6.125% 10/15/19	550,000	596,745
The Sherwin-Williams Co. 4.500% 6/01/47	700,000	733,480
The Sherwin-Williams Co. (a) 7.250% 6/15/19	315,000	345,231

		8,325,648

Commercial Services — 0.3%
The ADT Corp. 6.250% 10/15/21	2,875,000	3,130,156
ERAC USA Finance LLC (a) 2.800% 11/01/18	395,000	399,114
ERAC USA Finance LLC (a) 6.700% 6/01/34	125,000	155,239

		3,684,509

The accompanying notes are an integral part of the financial statements.

36

MML Managed Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Computers — 1.3%
Dell International LLC/ EMC Corp. (a) 3.480% 6/01/19	$2,975,000	$3,044,544
Dell International LLC/EMC Corp. (a) 4.420% 6/15/21	2,435,000	2,567,021
Dell International LLC/EMC Corp. (a) 6.020% 6/15/26	487,000	536,435
DXC Technology Co. (a) 2.875% 3/27/20	610,000	617,669
DXC Technology Co. (a) 4.250% 4/15/24	920,000	951,859
DXC Technology Co. (a) 4.750% 4/15/27	1,845,000	1,923,752
Electronic Data Systems LLC 7.450% 10/15/29	300,000	365,464
Leidos Holdings, Inc. 4.450% 12/01/20	5,665,000	5,919,925

		15,926,669

Diversified Financial Services — 2.9%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust 4.500% 5/15/21	4,035,000	4,281,074
Affiliated Managers Group, Inc. 3.500% 8/01/25	2,080,000	2,075,260
Air Lease Corp. 3.000% 9/15/23	2,980,000	2,962,856
Ally Financial, Inc. 3.250% 11/05/18	3,060,000	3,097,332
Ally Financial, Inc. 3.600% 5/21/18	810,000	819,112
Ally Financial, Inc. 4.750% 9/10/18	1,690,000	1,736,475
Ares Finance Co. LLC (a) 4.000% 10/08/24	2,080,000	1,997,077
Brookfield Finance LLC 4.000% 4/01/24	3,030,000	3,108,092
CIT Group, Inc. 3.875% 2/19/19	1,858,000	1,904,450
CIT Group, Inc. (a) 5.500% 2/15/19	356,000	373,800
Discover Financial Services 4.100% 2/09/27	1,750,000	1,753,024
Genpact Luxembourg Sarl (a) 3.700% 4/01/22	2,400,000	2,430,185
International Lease Finance Corp. 3.875% 4/15/18	1,515,000	1,538,057
Lazard Group LLC 3.625% 3/01/27	1,253,000	1,237,639
Lazard Group LLC 4.250% 11/14/20	3,710,000	3,914,095
Legg Mason, Inc. 5.625% 1/15/44	1,195,000	1,269,242

	Principal Amount	Value
Neuberger Berman Group LLC/Neuberger Berman Finance Corp. (a) 4.500% 3/15/27	$1,150,000	$1,203,726

		35,701,496

Electric — 1.9%
Duke Energy Corp. 3.750% 9/01/46	1,235,000	1,173,220
EDP Finance BV (a) 3.625% 7/15/24	2,665,000	2,644,853
Entergy Louisiana LLC 4.950% 1/15/45	1,005,000	1,036,489
Florida Power & Light Co. 4.950% 6/01/35	630,000	730,347
IPALCO Enterprises, Inc. 3.450% 7/15/20	4,160,000	4,212,000
Israel Electric Corp. Ltd. (a) 7.250% 1/15/19	1,250,000	1,340,490
Majapahit Holding BV (a) 7.750% 1/20/20	1,220,000	1,363,350
Nevada Power Co., Series N 6.650% 4/01/36	550,000	741,704
Oncor Electric Delivery Co. 7.500% 9/01/38	495,000	728,612
Pacific Gas & Electric Co. 5.800% 3/01/37	543,000	692,625
Pennsylvania Electric Co. (a) 4.150% 4/15/25	1,860,000	1,892,572
Progress Energy, Inc. 7.000% 10/30/31	485,000	642,131
Puget Energy, Inc. 3.650% 5/15/25	2,345,000	2,349,261
Puget Energy, Inc. 6.500% 12/15/20	1,580,000	1,766,176
Tri-State Pass-Through Trust, Series 2003, Class A (a) 6.040% 1/31/18	20,291	20,647
Tri-State Pass-Through Trust, Series 2003, Class B (a) 7.144% 7/31/33	480,000	579,926
Virginia Electric and Power Co. 6.350% 11/30/37	640,000	850,968
Wisconsin Public Service Corp. 5.650% 11/01/17	380,000	384,803

		23,150,174

Electronics — 0.6%
Arrow Electronics, Inc. 3.500% 4/01/22	1,680,000	1,716,260
Arrow Electronics, Inc. 3.875% 1/12/28	985,000	976,799
Avnet, Inc. 3.750% 12/01/21	405,000	411,542

The accompanying notes are an integral part of the financial statements.

37

MML Managed Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
FLIR Systems, Inc. 3.125% 6/15/21	$1,235,000	$1,244,837
Ingram Micro, Inc. STEP 5.450% 12/15/24	1,288,000	1,323,483
Tech Data Corp. 3.700% 2/15/22	855,000	872,452
Tech Data Corp. 3.750% 9/21/17	885,000	887,688
Tyco Electronics Group SA 7.125% 10/01/37	335,000	459,686

		7,892,747

Engineering & Construction — 0.4%
SBA Tower Trust (a) 3.156% 10/15/20	1,200,000	1,223,448
SBA Tower Trust (a) 2.877% 7/10/46	1,200,000	1,197,540
SBA Tower Trust (a) 3.168% 4/09/47	1,930,000	1,938,040

		4,359,028

Foods — 0.4%
Kraft Heinz Foods Co. 3.000% 6/01/26	1,915,000	1,832,753
Tyson Foods, Inc. 4.875% 8/15/34	660,000	722,104
The WhiteWave Foods Co. 5.375% 10/01/22	2,236,000	2,522,172

		5,077,029

Gas — 0.2%
NiSource Finance Corp. 5.800% 2/01/42	950,000	1,139,951
Spire, Inc. 4.700% 8/15/44	1,840,000	1,891,191

		3,031,142

Hand & Machine Tools — 0.1%
Kennametal, Inc. 2.650% 11/01/19	800,000	803,885

Health Care – Products — 0.6%
Abbott Laboratories 2.900% 11/30/21	1,320,000	1,334,744
Abbott Laboratories 3.750% 11/30/26	810,000	826,857
Abbott Laboratories 4.900% 11/30/46	755,000	831,586
Becton Dickinson & Co. 3.363% 6/06/24	1,625,000	1,628,715
Becton Dickinson & Co. 3.700% 6/06/27	1,705,000	1,710,390
Becton Dickinson & Co. 4.685% 12/15/44	825,000	849,639

		7,181,931

	Principal Amount	Value
Health Care – Services — 0.3%
Humana, Inc. 3.950% 3/15/27	$1,660,000	$1,729,979
Humana, Inc. 4.800% 3/15/47	830,000	914,633
UnitedHealth Group, Inc. 3.950% 10/15/42	350,000	354,728
UnitedHealth Group, Inc. 6.875% 2/15/38	580,000	823,830

		3,823,170

Home Builders — 0.3%
Lennar Corp. 4.500% 11/15/19	3,390,000	3,517,125
Lennar Corp. 6.950% 6/01/18	45,000	46,836

		3,563,961

Insurance — 2.9%
The Allstate Corp. 3 mo. USD LIBOR + 2.938%, VRN 5.750% 8/15/53	2,260,000	2,474,700
Arch Capital Group US, Inc. 5.144% 11/01/43	1,040,000	1,173,619
AXIS Specialty Finance PLC 2.650% 4/01/19	590,000	593,408
Brown & Brown, Inc. 4.200% 9/15/24	1,781,000	1,868,367
The Chubb Corp. 3 mo. USD LIBOR + 2.250%, VRN 3.408% 4/15/37	374,000	371,195
CNA Financial Corp. 7.350% 11/15/19	670,000	748,716
CNO Financial Group, Inc. 4.500% 5/30/20	1,602,000	1,662,075
CNO Financial Group, Inc. 5.250% 5/30/25	2,321,000	2,457,939
Enstar Group Ltd. 4.500% 3/10/22	920,000	949,165
Five Corners Funding Trust (a) 4.419% 11/15/23	1,315,000	1,412,161
MetLife Capital Trust IV (a) 7.875% 12/15/37	1,960,000	2,646,196
Prudential Financial, Inc. 3 mo. USD LIBOR + 3.040%, VRN 5.200% 3/15/44	787,000	834,220
Prudential Financial, Inc. 3 mo. USD LIBOR + 3.920%, VRN 5.625% 6/15/43	1,680,000	1,845,900
QBE Insurance Group Ltd. (a) 2.400% 5/01/18	655,000	655,383
Reinsurance Group of America, Inc. 3.950% 9/15/26	2,260,000	2,297,008

The accompanying notes are an integral part of the financial statements.

38

MML Managed Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Reinsurance Group of America, Inc. 6.450% 11/15/19	$1,305,000	$1,427,674
Trinity Acquisition PLC 3.500% 9/15/21	1,540,000	1,577,005
Trinity Acquisition PLC 4.400% 3/15/26	445,000	464,677
Unum Group 3.000% 5/15/21	985,000	994,384
USF&G Capital I (a) 8.500% 12/15/45	885,000	1,261,177
Willis North America, Inc. 3.600% 5/15/24	1,070,000	1,080,781
Willis North America, Inc. 7.000% 9/29/19	566,000	622,216
Willis Towers Watson PLC 5.750% 3/15/21	1,690,000	1,864,433
XLIT Ltd. 5.750% 10/01/21	1,260,000	1,410,273
XLIT Ltd. 6.375% 11/15/24	2,590,000	3,041,194

		35,733,866

Internet — 0.4%
Baidu, Inc. 3.250% 8/06/18	1,690,000	1,710,150
Expedia, Inc. 7.456% 8/15/18	2,550,000	2,695,832

		4,405,982

Investment Companies — 0.5%
Ares Capital Corp. 3.875% 1/15/20	3,250,000	3,313,755
FS Investment Corp. 4.000% 7/15/19	2,450,000	2,474,743

		5,788,498

Iron & Steel — 0.5%
ArcelorMittal 5.125% 6/01/20	2,165,000	2,289,487
ArcelorMittal STEP 5.750% 8/05/20	2,034,000	2,189,093
Vale Overseas Ltd. 5.875% 6/10/21	1,000,000	1,073,500
Vale Overseas Ltd. 6.875% 11/21/36	630,000	675,675

		6,227,755

Machinery – Diversified — 0.5%
CNH Industrial Capital LLC 3.375% 7/15/19	1,530,000	1,554,862
CNH Industrial Capital LLC 3.625% 4/15/18	655,000	660,764
CNH Industrial Capital LLC 3.875% 10/15/21	3,280,000	3,366,100

		5,581,726

	Principal Amount	Value
Media — 0.6%
Charter Communications Operating LLC/Charter Communications Operating Capital 3.579% 7/23/20	$1,560,000	$1,612,065
Charter Communications Operating LLC/Charter Communications Operating Capital 6.484% 10/23/45	1,285,000	1,542,274
Comcast Corp. 3.400% 7/15/46	645,000	587,338
Comcast Corp. 6.950% 8/15/37	515,000	726,537
Time Warner Cable, Inc. 6.750% 6/15/39	985,000	1,205,641
Time Warner Cable, Inc. 8.250% 4/01/19	75,000	82,736
Time Warner Cable, Inc. 8.750% 2/14/19	325,000	357,470
Time Warner, Inc. 4.700% 1/15/21	650,000	698,091
Time Warner, Inc. 6.250% 3/29/41	210,000	256,551

		7,068,703

Mining — 0.3%
Glencore Funding LLC (a) 4.625% 4/29/24	2,365,000	2,472,371
Kinross Gold Corp. (a) 4.500% 7/15/27	628,000	626,430

		3,098,801

Miscellaneous – Manufacturing — 0.2%
General Electric Co. 4.125% 10/09/42	1,430,000	1,504,932
General Electric Corp. 6.875% 1/10/39	298,000	431,957
Textron, Inc. 3.650% 3/15/27	700,000	702,733

		2,639,622

Office & Business Equipment — 0.3%
Pitney Bowes, Inc. 5.750% 9/15/17	166,000	167,171
Pitney Bowes, Inc. 4.750% 5/15/18	250,000	256,149
Pitney Bowes, Inc. 3.375% 10/01/21	3,005,000	2,984,866

		3,408,186

Office Furnishings — 0.0%
Steelcase, Inc. 6.375% 2/15/21	100,000	110,647

The accompanying notes are an integral part of the financial statements.

39

MML Managed Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Oil & Gas — 1.5%
Anadarko Petroleum Corp. 5.550% 3/15/26	$1,050,000	$1,173,380
Cimarex Energy Co. 3.900% 5/15/27	585,000	588,202
ConocoPhillips Co. 2.400% 12/15/22	910,000	894,488
Encana Corp. 3.900% 11/15/21	1,350,000	1,376,037
Encana Corp. 6.500% 5/15/19	805,000	858,589
Encana Corp. 6.500% 2/01/38	545,000	619,786
Marathon Petroleum Corp. 6.500% 3/01/41	1,120,000	1,293,476
Nabors Industries, Inc. (a) 5.500% 1/15/23	1,415,000	1,340,712
Newfield Exploration Co. 5.750% 1/30/22	1,200,000	1,263,000
PBF Holding Co. LLC/PBF Finance Corp. STEP 7.000% 11/15/23	1,175,000	1,157,375
Petroleos Mexicanos 3.125% 1/23/19	325,000	327,275
Petroleos Mexicanos 5.500% 1/21/21	1,190,000	1,248,310
Petroleos Mexicanos 6.375% 1/23/45	595,000	580,125
Petroleos Mexicanos (a) 6.500% 3/13/27	585,000	628,436
Petroleos Mexicanos 6.625% 6/15/35	140,000	144,725
Phillips 66 5.875% 5/01/42	535,000	646,392
Pioneer Natural Resources Co. 4.450% 1/15/26	2,000,000	2,102,908
Pioneer Natural Resources Co. 7.500% 1/15/20	350,000	393,908
QEP Resources, Inc. 6.875% 3/01/21	1,750,000	1,815,625

		18,452,749

Oil & Gas Services — 0.2%
National Oilwell Varco, Inc. 2.600% 12/01/22	1,338,000	1,293,708
National Oilwell Varco, Inc. 3.950% 12/01/42	1,451,000	1,197,092
Weatherford International Ltd. 6.000% 3/15/18	525,000	528,938

		3,019,738

Packaging & Containers — 0.8%
Amcor Finance USA, Inc. (a) 3.625% 4/28/26	3,105,000	3,105,397

	Principal Amount	Value
Brambles USA, Inc. (a) 4.125% 10/23/25	$772,000	$791,803
Brambles USA, Inc. (a) 5.350% 4/01/20	490,000	525,705
Crown Americas LLC/Crown Americas Capital Corp. IV 4.500% 1/15/23	3,017,000	3,160,308
Graphic Packaging International, Inc. 4.750% 4/15/21	590,000	620,238
Graphic Packaging International, Inc. 4.875% 11/15/22	400,000	424,000
The WestRock MWV LLC 7.550% 3/01/47	1,000,000	1,271,711

		9,899,162

Pharmaceuticals — 0.7%
AbbVie, Inc. 4.700% 5/14/45	1,860,000	1,976,512
Allergan Funding SCS 4.750% 3/15/45	1,270,000	1,370,924
Express Scripts Holding Co. 4.500% 2/25/26	1,180,000	1,250,573
Johnson & Johnson 5.850% 7/15/38	175,000	232,326
McKesson Corp. 4.883% 3/15/44	625,000	679,911
McKesson Corp. 6.000% 3/01/41	550,000	672,237
Merck Sharp & Dohme Corp. 5.850% 6/30/39	180,000	234,977
Pfizer, Inc. 7.200% 3/15/39	395,000	590,898
Shire Acquisitions Investments Ireland DAC 2.875% 9/23/23	1,085,000	1,075,423
Teva Pharmaceutical Finance Netherlands III BV 4.100% 10/01/46	460,000	423,697
Wyeth 6.000% 2/15/36	360,000	458,213

		8,965,691

Pipelines — 1.8%
Energy Transfer LP 4.200% 4/15/27	1,085,000	1,084,667
EnLink Midstream Partners LP 4.850% 7/15/26	857,000	891,638
Enterprise Products Operating LLC 5.700% 2/15/42	336,000	393,292
Enterprise Products Operating LLC 5.950% 2/01/41	455,000	539,021
Enterprise Products Operating LLC 6.125% 10/15/39	249,000	298,492
Kinder Morgan Energy Partners LP 6.375% 3/01/41	376,000	423,975

The accompanying notes are an integral part of the financial statements.

40

MML Managed Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Kinder Morgan Energy Partners LP 6.500% 2/01/37	$150,000	$166,079
Kinder Morgan Energy Partners LP 6.550% 9/15/40	500,000	571,901
Kinder Morgan Energy Partners LP 6.950% 1/15/38	175,000	209,002
Kinder Morgan Finance Co. LLC (a) 6.000% 1/15/18	2,700,000	2,756,066
Magellan Midstream Partners LP 5.150% 10/15/43	1,115,000	1,210,399
MPLX LP 4.125% 3/01/27	685,000	687,332
MPLX LP 4.875% 12/01/24	3,295,000	3,513,017
MPLX LP 4.875% 6/01/25	2,418,000	2,564,042
MPLX LP 5.200% 3/01/47	245,000	252,320
MPLX LP 5.500% 2/15/23	912,000	936,414
Plains All American Pipeline LP/PAA Finance Corp. 4.500% 12/15/26	1,360,000	1,375,435
Sabine Pass Liquefaction LLC (a) 4.200% 3/15/28	1,585,000	1,601,345
Tesoro Logistics LP/Tesoro Logistics Finance Corp. 6.250% 10/15/22	1,750,000	1,859,375
Western Gas Partners LP 4.000% 7/01/22	1,189,000	1,218,832

		22,552,644

Real Estate Investment Trusts (REITS) — 1.0%
American Tower Corp. 4.400% 2/15/26	860,000	901,374
American Tower Corp. 4.500% 1/15/18	1,375,000	1,393,835
Boston Properties LP 3.700% 11/15/18	475,000	484,884
Brandywine Operating Partners LP 4.950% 4/15/18	800,000	817,396
Crown Castle International Corp. 4.000% 3/01/27	790,000	813,133
DDR Corp. 4.750% 4/15/18	1,000,000	1,019,571
Federal Realty Investment Trust 5.900% 4/01/20	330,000	361,787
Healthcare Trust of America Holdings LP 2.950% 7/01/22	710,000	710,211
Healthcare Trust of America Holdings LP 3.500% 8/01/26	1,265,000	1,237,011

	Principal Amount	Value
Highwoods Realty LP 7.500% 4/15/18	$195,000	$202,959
Host Hotels & Resorts LP 3.750% 10/15/23	215,000	219,232
Host Hotels & Resorts LP 3.875% 4/01/24	1,675,000	1,703,828
Mid-America Apartments LP 3.600% 6/01/27	1,115,000	1,111,989
UDR, Inc. 3.500% 7/01/27	1,435,000	1,415,711
Weingarten Realty Investors 3.250% 8/15/26	535,000	509,990

		12,902,911

Retail — 1.2%
AutoNation, Inc. 4.500% 10/01/25	700,000	730,392
CVS Health Corp. 6.125% 9/15/39	560,000	701,309
CVS Pass-Through Trust (a) 5.926% 1/10/34	1,202,016	1,377,984
CVS Pass-Through Trust (a) 7.507% 1/10/32	1,061,752	1,311,751
Dollar Tree, Inc. 5.750% 3/01/23	2,945,000	3,107,858
El Puerto de Liverpool SAB de CV (a) 3.950% 10/02/24	2,620,000	2,636,375
The Home Depot, Inc. 5.950% 4/01/41	600,000	793,295
QVC, Inc. 3.125% 4/01/19	960,000	970,638
QVC, Inc. 4.450% 2/15/25	1,380,000	1,361,661
QVC, Inc. 5.125% 7/02/22	545,000	576,231
Tiffany & Co. 4.900% 10/01/44	990,000	950,329

		14,517,823

Semiconductors — 0.2%
Lam Research Corp. 2.750% 3/15/20	1,290,000	1,306,422
QUALCOMM, Inc. 4.300% 5/20/47	1,400,000	1,430,129

		2,736,551

Software — 0.5%
Broadridge Financial Solutions, Inc. 3.950% 9/01/20	655,000	685,982
CA, Inc. 3.600% 8/15/22	830,000	839,313
Microsoft Corp. 4.450% 11/03/45	2,064,000	2,296,553

The accompanying notes are an integral part of the financial statements.

41

MML Managed Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Oracle Corp. 4.000% 7/15/46	$1,820,000	$1,838,007

		5,659,855

Telecommunications — 1.2%
AT&T, Inc. 3.800% 3/01/24	1,680,000	1,717,980
AT&T, Inc. 4.750% 5/15/46	1,775,000	1,740,572
AT&T, Inc. 5.250% 3/01/37	1,295,000	1,379,663
CenturyLink, Inc. 6.150% 9/15/19	560,000	596,400
Cisco Systems, Inc. 5.500% 1/15/40	345,000	430,242
Crown Castle Towers LLC (a) 3.222% 5/15/42	1,700,000	1,741,378
Embarq Corp. 7.995% 6/01/36	145,000	146,450
Hughes Satellite Systems Corp. 6.500% 6/15/19	1,125,000	1,215,000
Telefonaktiebolaget LM Ericsson 4.125% 5/15/22	600,000	611,292
Turk Telekomunikasyon AS (a) 3.750% 6/19/19	240,000	242,144
Verizon Communications, Inc. 4.125% 3/16/27	1,205,000	1,244,499
Verizon Communications, Inc. 4.862% 8/21/46	1,503,000	1,503,256
Verizon Communications, Inc. 5.150% 9/15/23	830,000	921,953
Verizon Communications, Inc. 6.550% 9/15/43	885,000	1,097,635

		14,588,464

Transportation — 0.4%
Asciano Finance Ltd. (a) 4.625% 9/23/20	610,000	634,856
Asciano Finance Ltd. (a) 5.000% 4/07/18	1,150,000	1,170,978
Autoridad del Canal de Panama (a) 4.950% 7/29/35	1,050,000	1,144,500
Burlington Northern Santa Fe LLC 6.150% 5/01/37	720,000	949,082
Union Pacific Corp. 5.375% 6/01/33	520,000	611,595

		4,511,011

Trucking & Leasing — 0.1%
GATX Corp. 2.375% 7/30/18	865,000	868,230

TOTAL CORPORATE DEBT (Cost $409,943,029)		423,457,596

	Principal Amount	Value
MUNICIPAL OBLIGATIONS — 0.7%
JobsOhio Beverage System Series B 4.532% 1/01/35	$3,950,000	$4,237,481
New York City Water & Sewer System 5.882% 6/15/44	105,000	144,623
Orange County Local Transportation Authority BAB 6.908% 2/15/41	1,350,000	1,860,584
Panhandle-Plains Student Finance Corp., Series 2001-A2, FRN 2.617% 12/01/31	1,200,000	1,152,812
State of California BAB 7.550% 4/01/39	120,000	183,206
State of California BAB 7.600% 11/01/40	1,115,000	1,735,620

		9,314,326

TOTAL MUNICIPAL OBLIGATIONS (Cost $8,870,308)		9,314,326

NON-U.S. GOVERNMENT AGENCY OBLIGATIONS — 28.4%
Auto Floor Plan ABS — 0.1%
NCF Dealer Floorplan Master Trust, Series 2014-1A, Class A, 1 mo. LIBOR + 1.500%, FRN (a) 2.712% 10/20/20	1,500,000	1,499,998

Automobile ABS — 1.1%
American Credit Acceptance Receivables Trust, Series 2016-1A, Class A (a) 2.370% 5/12/20	226,689	226,790
CFC LLC, Series 2014-2A, Class A (a) 1.440% 11/16/20	239,795	239,625
CPS Auto Trust, Series 2014-D, Class A (a) 1.490% 4/15/19	94,289	94,286
CPS Auto Trust, Series 2016-C, Class A (a) 1.620% 1/15/20	511,999	511,240
Drive Auto Receivables Trust, Series 2016-BA, Class B (a) 2.560% 6/15/20	1,070,000	1,073,505
First Investors Auto Owner Trust, Series 2016-2A, Class B (a) 2.210% 7/15/22	2,990,000	2,974,331
Oscar US Funding Trust II, Series 2015-1A, Class A4 (a) 2.440% 6/15/22	2,250,000	2,233,100
Oscar US Funding Trust IV, Series 2016-1A, Class A2B, 1 mo. USD LIBOR + 1.700%, FRN (a) 2.689% 7/15/20	951,614	954,043

The accompanying notes are an integral part of the financial statements.

42

MML Managed Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Oscar US Funding Trust V, Series 2016-2A, Class A4 (a) 2.990% 12/15/23	$4,000,000	$3,984,836
Oscar US Funding Trust VI, Series 2017-1A, Class A4 (a) 3.300% 5/10/24	950,000	957,545

		13,249,301

Commercial MBS — 2.2%
Banc of America Commercial Mortgage, Inc., Series 2008-1, Class A4, VRN 6.466% 2/10/51	1,178,452	1,186,992
Banc of America Commercial Mortgage, Inc., Series 2008-1, Class AM, VRN 6.509% 2/10/51	1,310,000	1,327,640
Bear Stearns Commercial Mortgage Securities, Series 2007-T26, Class AM, VRN 5.513% 1/12/45	860,391	860,015
Bear Stearns Commercial Mortgage Securities, Series 2007-PW18, Class A4 5.700% 6/11/50	989,393	995,010
Bear Stearns Commercial Mortgage Securities, Series 2007-T28, Class AM, VRN 5.835% 9/11/42	1,395,000	1,399,691
Bear Stearns Commercial Mortgage Securities, Series 2007-PW17, Class AM, VRN 5.915% 6/11/50	2,870,000	2,875,101
Commercial Mortgage Pass-Through Certificates, Series 2012-CR4, Class B (a) 3.703% 10/15/45	1,060,000	1,075,000
Commercial Mortgage Pass-Through Certificates, Series 2014-UBS2, Class AM 4.199% 3/10/47	1,375,000	1,452,965
Commercial Mortgage Pass-Through Certificates, Series 2014-CR14, Class A4, VRN 4.236% 2/10/47	1,410,000	1,515,135
Commercial Mortgage Pass-Through Certificates, Series 2015-CR23, Class C, VRN 4.397% 5/10/48	1,000,000	951,345
DBCCRE Mortgage Trust, Series 2014-ARCP, Class A (a) 4.238% 1/10/34	995,000	1,039,833

	Principal Amount	Value
GCCFC Commercial Mortgage Trust, Series 2006-GG7, Class AM, VRN 5.951% 7/10/38	$1,295,460	$1,298,479
GS Mortgage Securities Corp. II, Series 2012-GC6, Class AS (a) 4.948% 1/10/45	488,000	535,856
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2007-CB18, Class AM, VRN 5.466% 6/12/47	558,173	558,022
ML-CFC Commercial Mortgage Trust, Series 2007-9, Class A4 5.700% 9/12/49	1,179,169	1,182,814
Morgan Stanley Capital I, Series 2008-T29, Class A4, VRN 6.503% 1/11/43	616,049	622,863
Morgan Stanley Capital I Trust, Series 2011-C2, Class B, VRN (a) 5.200% 6/15/44	1,325,000	1,418,301
TIAA Seasoned Commercial Mortgage Trust, Series 2007-C4, Class AJ, VRN 5.475% 8/15/39	137,499	137,337
Velocity Commercial Capital Loan Trust, Series 2016-2, Class AFX, VRN 2.997% 10/25/46	2,027,005	2,027,238
Wachovia Bank Commercial Mortgage Trust, Series 2007-C33, Class AM, VRN 6.174% 2/15/51	1,525,000	1,525,000
Wachovia Bank Commercial Mortgage Trust, Series 2006-C26, Class AM, VRN 6.278% 6/15/45	2,667,000	2,691,970
Wells Fargo Commercial Mortgage Trust, Series 2010-C1, Class A1 (a) 3.349% 11/15/43	117,122	119,526

		26,796,133

Home Equity ABS — 0.2%
ACE Securities Corp., Series 2005-HE7, Class A2D, 1 mo. USD LIBOR + .660%, FRN 1.876% 11/25/35	212,888	212,721
Bayview Financial Mortgage Pass-Through Trust, Series 2005-C, Class M1, 1 mo. USD LIBOR + .500%, FRN 1.722% 6/28/44	277,891	278,216
Countrywide Partnership Trust, Series 2004-EC1, Class M1, 1 mo. USD LIBOR + .900%, FRN 2.116% 2/25/35	541,680	490,702

The accompanying notes are an integral part of the financial statements.

43

MML Managed Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Mastr Asset-Backed Securities Trust, Series 2005-WMC1, Class M3, 1 mo. USD LIBOR + .720%, FRN 1.936% 3/25/35	$855,810	$856,294
New Century Home Equity Loan Trust, Series 1997-NC5, Class A6, STEP 6.347% 10/25/28	8	8
NovaStar Mortgage Funding Trust, Series 2005-3, Class A2D, 1 mo. LIBOR + .740%, FRN 1.586% 1/25/36	254,470	254,372
Residential Asset Securities Corp., Series 2005-EMX4, Class M1, 1 mo. USD LIBOR + .430%, FRN 1.646% 11/25/35	3,481	3,482

		2,095,795

Other ABS — 15.0%
321 Henderson Receivables I LLC, Series 2007-1A, Class A1, 1 mo. USD LIBOR + .200%, FRN (a) 1.359% 3/15/42	627,645	600,220
321 Henderson Receivables I LLC, Series 2015-1A, Class A (a) 3.260% 9/15/72	1,281,965	1,202,900
Aames Mortgage Investment Trust, Series 2004-1, Class M5, 1 mo. USD LIBOR + 1.725%, FRN 2.941% 1/25/35	514,718	512,827
ALM VII Ltd., Series 2012-7A, Class A1R, 3 mo. USD LIBOR + 1.480%, FRN (a) 2.638% 10/15/28	2,620,000	2,636,304
ALM VIII Ltd., Series 2013-8A, Class A1R, 3 mo. USD LIBOR + 1.490%, FRN (a) 2.648% 10/15/28	1,240,000	1,252,226
ALM XIV Ltd., Series 2014-14A, Class A1R, 3 mo. USD LIBOR + 1.150%, FRN (a) 2.322% 7/28/26	2,450,000	2,456,370
Alterna Funding I LLC, Series 2014-1A, Class NOTE (a) 1.639% 2/15/21	313,921	310,782
Alterna Funding II LLC, Series 2015-1A, Class A (a) 2.500% 2/15/24	849,992	847,867
Apidos CLO XXV, Series 2016-25A, Class A1, 3 mo. USD LIBOR + 1.460%, FRN (a) 2.616% 10/20/28	770,000	772,375
Arbys Funding LLC, Series 2015-1A, Class A2 (a) 4.969% 10/30/45	1,871,500	1,875,009

	Principal Amount	Value
ARL First LLC, Series 2012-1A, Class A1, 1 mo. USD LIBOR + 1.750%, FRN (a) 2.744% 12/15/42	$1,117,611	$1,087,601
AVANT Loans Funding Trust, Series 2016-C, Class A (a) 2.960% 9/16/19	94,605	94,639
Avery Point III CLO Ltd., Series 2013-3A, Class AR, 3 mo. USD LIBOR + 1.120%, FRN (a) 2.278% 1/18/25	1,250,000	1,250,305
Avery Point V CLO Ltd., Series 2014-5A, Class A, 3 mo. USD LIBOR + 1.460%, FRN (a) 2.618% 7/17/26	2,200,000	2,200,130
Avery Point VI CLO Ltd., Series 2015-6A, Class A, 3 mo. USD LIBOR + 1.450%, FRN (a) 2.621% 8/05/27	3,825,000	3,845,644
Bain Capital Credit CLO, Series 2017-1A, Class A1, 3 mo. USD LIBOR + 1.250%, FRN (a) (b) 7/20/30	1,990,000	1,990,000
BCC Funding VIII LLC, Series 2014-1A, Class A (a) 1.794% 6/20/20	25,096	25,096
Birchwood Park CLO Ltd., Series 2014-1A, Class AR, 3 mo. USD LIBOR + 1.180%, FRN (a) 2.338% 7/15/26	2,180,000	2,181,238
Blackbird Capital Aircraft Lease Securitization Ltd., Series 2016-1A, Class AA, STEP (a) 2.487% 12/16/41	1,782,083	1,775,504
BlueMountain CLO Ltd., Series 2013-2A, Class A, 3 mo. USD LIBOR + 1.200%, FRN (a) 2.353% 1/22/25	930,000	929,995
BlueMountain CLO Ltd., Series 2013-3A, Class A, 3 mo. USD LIBOR + 1.400%, FRN (a) 2.570% 10/29/25	650,000	650,174
BlueMountain CLO Ltd., Series 2015-2A, Class A1, 3 mo. USD LIBOR + 1.430%, FRN (a) 2.588% 7/18/27	2,595,000	2,606,527
BlueVirgo Trust, Series 2015-1A, Class NOTE (a) 3.000% 12/15/22	1,726,844	1,736,670
BRE Grand Islander Timeshare Issuer LLC, Series 2017-1A, Class A (a) 2.940% 5/25/29	1,293,691	1,294,174

The accompanying notes are an integral part of the financial statements.

44

MML Managed Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Capital Automotive REIT, Series 2014-1A, Class A (a) 3.660% 10/15/44	$900,000	$906,112
Capital Automotive REIT, Series 2017-1A, Class A2 (a) 4.180% 4/15/47	998,333	1,007,508
Carlyle Global Market Strategies, Series 2013-1A, Class A1, 3 mo. USD LIBOR +1.300%, FRN (a) 2.482% 2/14/25	506,727	506,728
Citigroup Mortgage Loan Trust, Series 2006-SHL1, Class A1, 1 mo. USD LIBOR + .200%, FRN (a) 1.416% 11/25/45	49,408	49,431
CKE Restaurant Holdings, Inc., Series 2013-1A, Class A2 (a) 4.474% 3/20/43	1,140,001	1,139,782
Consumer Installment Loan Trust, Series 2016-LD1, Class A (a) 3.960% 7/15/22	803,717	809,436
Countrywide Asset-Backed Certificates, Series 2004-5, Class 3A, 1 mo. USD LIBOR + .460%, FRN 1.676% 9/25/34	180,089	179,885
Cronos Containers Program I Ltd., Series 2014-2A, Class A (a) 3.270% 11/18/29	427,778	427,123
DB Master Finance LLC, Series 2015-1A, Class A2I (a) 3.262% 2/20/45	2,575,713	2,587,268
Diamond Resorts Owner Trust, Series 2014-1, Class A (a) 2.540% 5/20/27	345,819	345,692
Diamond Resorts Owner Trust, Series 2015-1, Class A (a) 2.730% 7/20/27	803,573	798,377
Diamond Resorts Owner Trust, Series 2015-2, Class A (a) 2.990% 5/22/28	882,032	879,512
Diamond Resorts Owner Trust, Series 2016-1, Class A (a) 3.080% 11/20/28	4,307,556	4,277,170
Domino’s Pizza Master Issuer LLC, Series 2015-1A, Class A2I (a) 3.484% 10/25/45	2,863,750	2,883,855
Domino’s Pizza Master Issuer LLC, Series 2017-1A, Class A23 (a) (b) 4.118% 7/25/47	780,000	780,000
Domino’s Pizza Master Issuer LLC, Series 2015-1A, Class A2II (a) 4.474% 10/25/45	3,061,250	3,153,573

	Principal Amount	Value
Dong Fang Container Finance II SPV Ltd., Series 2014-1A, Class A1 (a) 1.950% 11/25/39	$708,333	$703,527
Drug Royalty Corp., Inc., Series 2014-1, Class A2 (a) 3.484% 7/15/23	383,884	380,389
Drug Royalty Corp., Inc., Series 2012-1, Class A2 (a) 5.800% 7/15/24	74,872	75,310
Elara HGV Timeshare Issuer LLC, Series 2016-A, Class A (a) 2.730% 4/25/28	2,036,797	2,019,993
Element Rail Leasing II LLC, Series 2015-1A, Class A1 (a) 2.707% 2/19/45	498,372	490,664
Element Rail Leasing II LLC, Series 2016-1A, Class A1 (a) 3.968% 3/19/46	1,317,117	1,331,709
Entegry New Orleans Storm Recovery Funding I LLC, Series 2015-1, Class A 2.670% 6/01/27	561,943	567,496
Fairway Outdoor Funding LLC, Series 2012-1A, Class A2 (a) 4.212% 10/15/42	1,995,181	1,993,914
First Franklin Mortgage Loan Trust, Series 2005-FF6, Class M1, 1 mo. USD LIBOR + .630%, FRN 1.846% 5/25/36	95,814	95,777
Fremont Home Loan Trust, Series 2005-E, Class 2A3, 1 mo. USD LIBOR + .240%, FRN 1.456% 1/25/36	44,383	44,344
Galaxy XX CLO Ltd., Series 2015-20A, Class A, 3 mo. USD LIBOR + 1.450%, FRN (a) 2.606% 7/20/27	2,875,000	2,875,207
Global SC Finance II SRL, Series 2014-1A, Class A1 (a) 3.190% 7/17/29	354,167	347,511
Global SC Finance II SRL, Series 2013-2A, Class A (a) 3.670% 11/17/28	1,028,625	1,022,202
Global SC Finance IV Ltd., Series 2017-1A, Class A (a) 3.850% 4/15/37	1,825,075	1,849,471
Global SC Funding One Ltd., Series 2015-1, Class B1 (a) 2.740% 1/18/30	83,749	83,548
GoldenTree Loan Opportunities VII Ltd., Series 2013-7A, Class A, 3 mo. USD LIBOR + 1.150%, FRN (a) 2.306% 4/25/25	3,600,000	3,599,978

The accompanying notes are an integral part of the financial statements.

45

MML Managed Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Goodgreen Trust, Series 2016-1A, Class A (a) 3.230% 10/15/52	$2,970,840	$2,891,460
Goodgreen Trust, Series 2017-1A, Class A (a) 3.740% 10/15/52	1,320,493	1,334,972
GSAMP Trust, Series 2005-AHL, Class M1, 1 mo. USD LIBOR + ..645%, FRN 1.861% 4/25/35	135,829	136,539
Helios Issuer LLC, Series 2017-1A, Class A (a) 4.940% 9/20/49	1,750,000	1,748,208
Hercules Capital Funding Trust, Series 2014-1A, Class A (a) 3.524% 4/16/21	678,094	679,578
HERO Funding Trust, Series 2016-3A, Class A1 (a) 3.080% 9/20/42	1,847,730	1,873,715
HERO Funding Trust, Series 2016-4A, Class A1 (a) 3.570% 9/20/47	1,977,030	2,018,901
Hilton Grand Vacations Trust, Series 2013-A, Class A (a) 2.280% 1/25/26	710,223	705,716
Home Equity Asset Trust, Series 2006-4, Class 2A3, 1 mo. USD LIBOR + .170%, FRN 1.386% 8/25/36	19,842	19,860
KKR Financial CLO Ltd., Series 2018, Class A, 3 mo. USD LIBOR + 1.270%, FRN (a) (b) 1.000% 7/18/30	1,200,000	1,200,000
Labrador Aviation Finance Ltd., Series 2016-1A, Class A1 (a) 4.300% 1/15/42	2,746,563	2,736,825
LCM XIV LP, Series 14A, Class A, 3 mo. USD LIBOR + 1.150%, FRN (a) 2.308% 7/15/25	1,100,000	1,098,847
LCM XXIII Ltd., Series 23A, Class A1, 3 mo. USD LIBOR + 1.400%, FRN (a) 2.556% 10/20/29	3,030,000	3,053,446
Lendmark Funding Trust, Series 2017-1A, Class A (a) 2.830% 12/22/25	1,270,000	1,269,740
Long Beach Mortgage Loan Trust, Series 2005-1, Class M2, 1 mo. USD LIBOR + .795%, FRN 2.011% 2/25/35	349,260	350,109
Long Beach Mortgage Loan Trust, Series 2005-WL1, Class M2, 1 mo. USD LIBOR + .825%, FRN 2.041% 6/25/35	754,678	749,353

	Principal Amount	Value
Magnetite CLO Ltd., Series 2016-18A, Class A, 3 mo. USD LIBOR + 1.140%, FRN (a) 2.582% 11/15/28	$760,000	$768,301
Marlette Funding Trust, Series 2016-1A, Class A (a) 3.060% 1/17/23	1,320,204	1,318,007
Marlette Funding Trust, Series 2017-2A, Class B (a) 3.190% 7/15/24	1,000,000	999,915
Marriott Vacation Club Owner Trust, Series 2012-1A, Class A (a) 2.510% 5/20/30	245,621	246,259
Miramax LLC, Series 2014-1A, Class A2 (a) 3.340% 7/20/26	1,105,260	1,100,412
Mosaic Solar Loans LLC, Series 2017-1A, Class A (a) 4.450% 6/20/42	642,513	652,067
MVW Owner Trust, Series 2015-1A, Class A (a) 2.520% 12/20/32	850,246	842,956
Nations Equipment Finance Funding II LLC, Series 2014-1A, Class A (a) 1.558% 7/20/18	125,427	125,352
Nomad CLO Ltd., Series 2013-1A, Class A1, 3 mo. USD LIBOR + 1.200%, FRN (a) 2.358% 1/15/25	983,822	984,510
NRZ Advance Receivables Trust, Series 2016-T3, Class AT3 (a) 2.833% 10/16/51	10,600,000	10,480,417
NRZ Advance Receivables Trust, Series 2016-T4, Class AT4 (a) 3.107% 12/15/50	3,000,000	2,959,128
OHA Credit Partners VIII Ltd., Series 2013-8A, Class A, 3 mo. USD LIBOR + 1.120%, FRN (a) 2.276% 4/20/25	2,100,000	2,100,326
OnDeck Asset Securitization Trust II LLC, Series 2016-1A, Class A (a) 4.210% 5/17/20	870,000	865,896
Oportun Funding VI LLC, Series 2017-A, Class A (a) 3.230% 6/08/23	1,880,000	1,888,787
Orange Lake Timeshare Trust, Series 2014-AA, Class A (a) 2.290% 7/09/29	285,200	281,257
Orange Lake Timeshare Trust, Series 2016-A, Class A (a) 2.610% 3/08/29	1,626,589	1,621,350
Orange Lake Timeshare Trust, Series 2016-A, Class B (a) 2.910% 3/08/29	1,362,162	1,349,941

The accompanying notes are an integral part of the financial statements.

46

MML Managed Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Oxford Finance Funding Trust, Series 2016-1A, Class A (a) 3.968% 6/17/24	$1,400,000	$1,388,924
Oxford Finance Funding Trust, Series 2014-1A, Class A (a) 3.475% 12/15/22	508,376	507,223
Park Place Securities, Inc., Series 2005-WHQ4, Class A1A, 1 mo. USD LIBOR + .260%, FRN 1.476% 9/25/35	47,208	47,252
Race Point VIII CLO Ltd., Series 2013-8A, Class AR, 3 mo. USD LIBOR + 1.340%, FRN (a) 2.512% 2/20/30	700,000	701,570
Residential Asset Mortgage Products, Inc., Series 2005-EFC5, Class M1, 1 mo. USD LIBOR + ..400%, FRN 1.616% 10/25/35	186,896	186,754
Sierra Receivables Funding Co. LLC, Series 2013-2A, Class A, VRN (a) 2.280% 11/20/25	863,271	861,831
Sierra Receivables Funding Co. LLC, Series 2015-3A, Class B (a) 3.080% 9/20/32	278,296	279,488
SoFi Consumer Loan Program LLC, Series 2016-3, Class A (a) 3.050% 12/26/25	1,871,839	1,886,213
SoFi Consumer Loan Program LLC, Series 2016-5, Class A (a) 3.060% 9/25/28	9,122,478	9,218,036
SoFi Consumer Loan Program LLC, Series 2016-2A, Class A (a) 3.090% 10/27/25	2,895,179	2,921,084
SoFi Consumer Loan Program LLC, Series 2016-1A, Class A (a) 3.260% 8/25/25	3,958,594	4,010,091
SoFi Consumer Loan Program LLC, Series 2017-2, Class A (a) 3.280% 2/25/26	3,489,515	3,476,355
Specialty Underwriting & Residential Finance Trust, Series 2005-AB2, Class M1, 1 mo. USD LIBOR + .450%, FRN 1.666% 6/25/36	542,441	542,886
Spirit Master Funding LLC, Series 2014-4A, Class A1 (a) 3.501% 1/20/45	1,000,000	996,320
SpringCastle America Funding LLC, Series 2016-AA, Class A (a) 3.050% 4/25/29	1,489,560	1,498,333
SPS Servicer Advance Receivables Trust, Series 2016-T2, Class AT2 (a) 2.750% 11/15/49	4,490,000	4,498,010

	Principal Amount	Value
Structured Receivables Finance LLC, Series 2010-B, Class A (a) 3.730% 8/15/36	$275,296	$276,150
SuttonPark Structured Settlements LLC, Series 2017-1A, Class A (a) 4.190% 1/15/71	2,027,392	1,987,378
Symphony CLO XV Ltd., Series 2014-15A, Class AR, 3 mo. USD LIBOR + 1.180%, FRN (a) 2.338% 10/17/26	2,900,000	2,908,886
Taco Bell Funding LLC, Series 2016-1A, Class A2I (a) 3.832% 5/25/46	2,481,250	2,531,071
TAL Advantage VI LLC, Series 2017-1A, Class A (a) 4.500% 4/21/42	2,671,182	2,805,943
TCI-Symphony CLO Ltd., Series 2016-1A, Class A, 3 mo. USD LIBOR + 1.480%, FRN (a) 2.399% 10/13/29	2,150,000	2,165,938
Treman Park CLO Ltd., Series 2015-1A, Class AR, 3 mo. USD LIBOR + 1.370%, FRN (a) 2.526% 4/20/27	1,750,000	1,756,948
Trip Rail Master Funding LLC, Series 2011-1A, Class A1A (a) 4.370% 7/15/41	272,540	270,978
Triton Container Finance VI LLC, Series 2017-1A, Class A (a) 3.520% 6/20/42	960,000	958,514
VSE VOI Mortgage LLC, Series 2016-A, Class A (a) 2.540% 7/20/33	2,255,753	2,245,380
Wendys Funding LLC, Series 2015-1A, Class A2I (a) 3.371% 6/15/45	3,905,438	3,920,947
Wendys Funding LLC, Series 2015-1A, Class A2II (a) 4.080% 6/15/45	1,797,975	1,824,439
Wendys Funding LLC, Series 2015-1A, Class A23 (a) 4.497% 6/15/45	2,161,500	2,220,108
Westgate Resorts LLC, Series 2015-1A, Class A (a) 2.750% 5/20/27	1,056,865	1,054,239
Westgate Resorts LLC, Series 2017-1A, Class A (a) 3.050% 12/20/30	1,660,312	1,657,576

		184,404,084

Student Loans ABS — 9.5%
AccessLex Institute, Series 2004-A, Class A3, 28 day ARS, FRN 7/01/39	2,950,000	2,902,299

The accompanying notes are an integral part of the financial statements.

47

MML Managed Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
AccessLex Institute, Series 2003-A, Class A3, 3 mo. Treasury + 1.200%, FRN 2.160% 7/01/38	$539,691	$510,323
College Loan Corp. Trust I, Series 2007-1, Class B2, 28 day ARS, FRN 1/25/47	900,000	686,974
Collegiate Funding Services Education Loan Trust, Series 2005-B, Class A4, 3 mo. USD LIBOR + .160%, FRN 1.455% 3/28/35	1,500,000	1,428,447
DRB Prime Student Loan Trust, Series 2016-B, Class A2 (a) 2.890% 6/25/40	1,955,758	1,956,928
DRB Prime Student Loan Trust, Series 2015-B, Class A1, 1 mo. USD LIBOR + 1.900%, FRN (a) 3.116% 10/27/31	277,978	283,071
DRB Prime Student Loan Trust, Series 2016-R, Class A1, 1 mo. USD LIBOR + 1.900%, FRN (a) 3.116% 10/25/44	5,328,846	5,347,497
DRB Prime Student Loan Trust, Series 2015-D, Class A2 (a) 3.200% 1/25/40	1,030,624	1,042,957
DRB Prime Student Loan Trust, Series 2016-A, Class A1, 1 mo. USD LIBOR + 2.000%, FRN (a) 3.216% 4/25/40	874,734	872,384
Earnest Student Loan Program LLC, Series 2016-D, Class A2 (a) 2.720% 1/25/41	2,176,230	2,179,516
Earnest Student Loan Program LLC, Series 2016-B, Class A2 (a) 3.020% 5/25/34	1,506,659	1,517,062
Earnest Student Loan Program LLC, Series 2016-C, Class A1, 1 mo. USD LIBOR + 1.850%, FRN (a) 3.066% 10/27/36	3,595,852	3,595,847
ECMC Group Student Loan Trust, Series 2017-1A, Class A, 1 mo. USD LIBOR + 1.200%, FRN (a) 2.416% 12/27/66	3,262,192	3,265,099
ECMC Group Student Loan Trust, Series 2016-1A, Class A, 1 mo. USD LIBOR + 1.350%, FRN (a) 2.566% 7/26/66	4,123,130	4,145,006
Education Services of America, Series 2014-4, Class B, 1 mo. USD LIBOR + 1.500%, FRN (a) 2.716% 6/25/48	1,200,000	1,032,337

	Principal Amount	Value
Education Services of America, Series 2015-1, Class B, 1 mo. USD LIBOR + 1.500%, FRN (a) 2.716% 10/25/56	$1,100,000	$956,061
Educational Funding of the South, Inc., Series 2011-1, Class B, 3 mo. USD LIBOR + 3.700%, FRN 4.856% 4/25/46	625,000	680,014
Higher Education Funding I, Series 2004-1, Class B1, 28 day ARS, FRN (a) 1/01/44	450,000	392,891
Higher Education Funding I, Series 2004-1, Class B2, 28 day ARS, FRN (a) 1/01/44	450,000	365,611
KeyCorp Student Loan Trust, Series 2006-A, Class 2A4, 3 mo. USD LIBOR + .310%, FRN 1.603% 9/27/35	772,673	766,165
National Collegiate Student Loan Trust, Series 2005-1, Class A4, 1 mo. USD LIBOR + .240%, FRN 1.456% 11/27/28	79,907	79,751
Navient Student Loan Trust, Series 2016-1A, Class A, 1 mo. USD LIBOR + .700%, FRN (a) 1.916% 2/25/70	3,008,247	2,974,294
Navient Student Loan Trust, Series 2014-1, Class A4, 1 mo. USD LIBOR + .750%, FRN 1.966% 2/25/39	3,000,000	2,884,867
Navient Student Loan Trust, Series 2017-3A, Class A3, 1 mo. USD LIBOR + 1.050%, FRN (a) 2.266% 7/26/66	2,500,000	2,526,455
Navient Student Loan Trust, Series 2017-1A, Class A3, 1 mo. USD LIBOR + 1.150%, FRN (a) 2.366% 7/26/66	6,000,000	5,999,995
Navient Student Loan Trust, Series 2016-5A, Class A, 1 mo. USD LIBOR + 1.250%, FRN (a) 2.466% 6/25/65	3,092,634	3,141,420
Navient Student Loan Trust, Series 2016-6A, Class A3, 1 mo. USD LIBOR + 1.300%, FRN (a) 2.516% 3/25/66	13,750,000	14,043,716
Navient Student Loan Trust, Series 2015-3, Class B, 1 mo. USD LIBOR + 1.500%, FRN 2.716% 10/25/58	940,000	874,941
Navient Student Loan Trust, Series 2016-2, Class A3, 1 mo. USD LIBOR + 1.500%, FRN (a) 2.716% 6/25/65	2,370,000	2,436,310

The accompanying notes are an integral part of the financial statements.

48

MML Managed Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Nelnet Private Education Loan Trust, Series 2016-A, Class A1B (a) 3.600% 12/26/40	$1,515,221	$1,514,545
Nelnet Student Loan Trust, Series 2005-4, Class A4A, 7 Day ARS, FRN 3/22/32	325,000	304,832
Nelnet Student Loan Trust, Series 2006-2, Class A6, 3 mo. USD LIBOR + .120%, FRN 1.276% 4/25/31	1,220,000	1,221,870
Nelnet Student Loan Trust, Series 2005-2, Class A5, 3 mo. USD LIBOR + .100%, FRN 1.387% 3/23/37	1,193,125	1,164,922
Nelnet Student Loan Trust, Series 2006-3, Class B, 3 mo. USD LIBOR + .250%, FRN 1.546% 6/25/41	872,870	750,604
Nelnet Student Loan Trust, Series 2013-5A, Class A, 1 mo. USD LIBOR + .630%, FRN (a) 1.846% 1/25/37	2,176,137	2,168,921
North Carolina State Education Assistance Authority, Series 2011-2, Class A3, 3 mo. USD LIBOR + .800%, FRN 1.956% 7/25/36	1,600,000	1,579,157
PHEAA Student Loan Trust, Series 2016-2A, Class A, 1 mo. USD LIBOR + .950%, FRN (a) 2.166% 11/25/65	3,573,872	3,580,365
SLC Student Loan Trust, Series 2006-A, Class B, 3 mo. USD LIBOR + .300%, FRN 1.458% 7/15/36	378,000	371,569
SLM Student Loan Trust, Series 2002-7, Class A11, 28 Day ARS, FRN 3/15/28	768,000	768,000
SLM Student Loan Trust, Series 2002-7, Class A10, 28 Day ARS, FRN 3/15/28	347,000	347,000
SLM Student Loan Trust, Series 2003-2, Class A7, 28 Day ARS, FRN 9/15/28	650,000	650,000
SLM Student Loan Trust, Series 2003-5, Class A7, 28 Day ARS, FRN 6/17/30	250,000	250,000
SLM Student Loan Trust, Series 2002-7, Class B, 28 Day ARS, FRN 12/15/39	3,950,000	3,911,668
SLM Student Loan Trust, Series 2007-3, Class B, 3 mo. USD LIBOR + .150%, FRN 1.306% 1/25/28	2,400,000	1,787,074

	Principal Amount	Value
SLM Student Loan Trust, Series 2005-3, Class B, 3 mo. USD LIBOR + .150%, FRN 1.306% 4/25/40	$1,068,198	$975,811
SLM Student Loan Trust, Series 2005-5, Class A5, 3 mo. USD LIBOR + .750%, FRN 1.906% 10/25/40	1,056,000	1,032,303
SLM Student Loan Trust, Series 2013-2, Class B, 1 mo. USD LIBOR + 1.500%, FRN 2.716% 6/25/43	1,420,000	1,392,033
SMB Private Education Loan Trust, Series 2016-B, Class A2A (a) 2.430% 2/17/32	1,575,000	1,563,652
SMB Private Education Loan Trust, Series 2016-A, Class A2A (a) 2.700% 5/15/31	3,000,000	3,009,310
SoFi Professional Loan Program, Series 2017-C, Class C, VRN (a) 4.210% 7/25/40	990,000	965,870
SoFi Professional Loan Program LLC, Series 2015-A, Class RC (Acquired 4/19/17, Cost $3,376,500) (a) (c) 3/25/33	1,200	3,060,000
SoFi Professional Loan Program LLC, Series 2016-D, Class A2B (a) 2.340% 4/25/33	1,300,000	1,288,446
SoFi Professional Loan Program LLC, Series 2016-C, Class A2B (a) 2.360% 12/27/32	570,000	569,514
SoFi Professional Loan Program LLC, Series 2016-B, Class A1, 1 mo. USD LIBOR + 1.200%, FRN (a) 2.416% 6/25/33	2,079,863	2,101,784
SoFi Professional Loan Program LLC, Series 2016-E, Class A2B (a) 2.490% 1/25/36	1,610,000	1,607,084
SoFi Professional Loan Program LLC, Series 2016-B, Class A2B (a) 2.740% 10/25/32	2,300,000	2,297,515
SoFi Professional Loan Program LLC, Series 2016-A, Class A1, 1 mo. USD LIBOR + 1.750%, FRN (a) 2.966% 8/25/36	1,039,779	1,069,640
SoFi Professional Loan Program LLC, Series 2017-A, Class B, VRN (a) 3.440% 3/26/40	1,220,000	1,209,323
South Carolina Student Loan Corp., Series 2014-1, Class A2, 1 mo. USD LIBOR + 1.000%, FRN 2.051% 1/03/33	1,800,000	1,780,771

The accompanying notes are an integral part of the financial statements.

49

MML Managed Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
South Carolina Student Loan Corp., Series 2014-1, Class B, 1 mo. USD LIBOR + 1.500%, FRN 2.551% 8/01/35	$3,050,000	$2,823,173
South Texas Higher Education Authority, Inc., Series 2012-1, Class A3, 3 mo. USD LIBOR + .850%, FRN 1.998% 10/01/46	1,700,000	1,694,485

		117,699,479

WL Collateral CMO — 0.3%
Bank of America Mortgage Securities, Series 2004-G, Class 2A7, VRN 3.329% 8/25/34	51,449	51,372
Countrywide Home Loans, Inc., Series 2004-2, Class 1A1, VRN 3.467% 2/25/34	18,646	18,873
Countrywide Home Loans, Inc., Series 2003-42, Class 1A1, VRN 3.728% 9/25/33	7,506	7,191
GSR Mortgage Loan Trust, Series 2004-9, Class 2A1, VRN 3.627% 8/25/34	11,321	11,703
IndyMac Index Mortgage Loan Trust, Series 2004-AR4, Class 1A, VRN 3.067% 8/25/34	53,172	51,102
JP Morgan Mortgage Trust, Series 2017-1, Class A11, VRN (a) 3.500% 1/25/47	3,509,634	3,535,078
Merrill Lynch Mortgage Investors, Inc., Series 2004-A1, Class IA, VRN 3.315% 2/25/34	5,279	5,080
Merrill Lynch Mortgage Investors, Inc., Series 2003-A4, Class IA, VRN 3.340% 7/25/33	3,526	3,631
Morgan Stanley Mortgage Loan Trust, Series 2004-2AR, Class 1A, VRN 3.375% 2/25/34	232	247
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-2, Class 2A, VRN 3.425% 3/25/34	30,781	31,774
Washington Mutual Mortgage Pass-Through Certificates, Series 2004-AR2, Class A, 12 mo. MTA + 1.400%, FRN 2.132% 4/25/44	80,834	82,818

		3,798,869

	Principal Amount	Value
WL Collateral PAC — 0.0%
Structured Asset Securities Corp., Series 2002-11A, Class 2A1, VRN 3.452% 6/25/32	$23,195	$23,319

TOTAL NON-U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $349,141,791)		349,566,978

SOVEREIGN DEBT OBLIGATIONS — 0.8%
Colombia Government International Bond 6.125% 1/18/41	2,580,000	2,974,740
Mexico Government International Bond 5.125% 1/15/20	850,000	917,150
Mexico Government International Bond 6.750% 9/27/34	685,000	873,218
Mexico Government International Bond 4.750% 3/08/44	4,727,000	4,731,727

		9,496,835

TOTAL SOVEREIGN DEBT OBLIGATIONS (Cost $9,160,973)		9,496,835

U.S. GOVERNMENT AGENCY OBLIGATIONS AND INSTRUMENTALITIES — 24.4%
Collateralized Mortgage Obligations — 1.4%
Federal Home Loan Mortgage Corp. Series 4303, Class AP 3.000% 8/15/43	3,060,773	3,125,855
Series 4290, Class CA 3.500% 12/15/38	2,032,940	2,112,287
Series 2617, Class Z 5.500% 5/15/33	1,590,264	1,764,132
Series 2693, Class Z 5.500% 10/15/33	2,880,962	3,146,443
Series 3423, Class PB 5.500% 3/15/38	613,250	675,984
Series 2178, Class PB 7.000% 8/15/29	65,226	72,398
Federal National Mortgage Association
Series 2014-7, Class VA 3.500% 5/25/25	1,411,498	1,481,717
Series 2014-48, Class AB 4.000% 10/25/40	2,818,481	2,960,155
Series 2007-32, Class Z 5.500% 4/25/37	910,858	1,003,180
Series 2010-60, Class HJ 5.500% 5/25/40	620,117	671,927

The accompanying notes are an integral part of the financial statements.

50

MML Managed Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Federal National Mortgage Association REMIC Series 2007-B2, Class ZA 5.500% 6/25/37	$780,399	$853,421

		17,867,499

Pass-Through Securities — 22.1%
Federal Home Loan Mortgage Corp.
Pool #G11630 3.500% 6/01/19	46,156	48,080
Pool #J13972 3.500% 1/01/26	66,718	69,541
Pool #C91344 3.500% 11/01/30	175,329	182,870
Pool #C91424 3.500% 1/01/32	116,996	122,028
Pool #Q37467 3.500% 11/01/45	6,134,201	6,321,102
Pool #Q41916 3.500% 7/01/46	2,098,389	2,172,161
Pool #Q42045 3.500% 7/01/46	883,009	914,052
Pool #Q44275 3.500% 11/01/46	1,638,604	1,696,211
Pool #Q44277 3.500% 11/01/46	493,349	509,614
Pool #Q45741 3.500% 1/01/47	4,586,259	4,738,179
Pool #Q46465 3.500% 3/01/47	7,393,909	7,601,861
Pool #Q47742 4.000% 4/01/47	1,435,613	1,526,516
Pool #Q47730 4.000% 4/01/47	1,743,591	1,853,996
Pool #C91239 4.500% 3/01/29	9,234	9,926
Pool #C91251 4.500% 6/01/29	59,402	63,848
Pool #C03537 4.500% 8/01/40	1,290,263	1,396,458
Pool #G06057 4.500% 10/01/40	1,206,586	1,301,369
Pool #G60485 4.500% 10/01/41	1,511,819	1,631,052
Pool #G60469 4.500% 1/01/42	954,596	1,029,584
Pool #G60172 4.500% 9/01/43	1,601,410	1,733,714
Pool #G05253 5.000% 2/01/39	288,256	315,854
Pool #C90939 5.500% 12/01/25	37,008	40,966
Pool #D97258 5.500% 4/01/27	57,463	63,609

	Principal Amount	Value
Pool #C91026 5.500% 4/01/27	$61,553	$68,136
Pool #C91074 5.500% 8/01/27	6,098	6,750
Pool #D97417 5.500% 10/01/27	12,647	14,000
Pool #C91128 5.500% 12/01/27	3,341	3,699
Pool #C91148 5.500% 1/01/28	123,531	136,743
Pool #C91176 5.500% 5/01/28	44,468	49,224
Pool #C91217 5.500% 11/01/28	17,351	19,207
Pool #G11431 6.000% 2/01/18	11	11
Pool #C01079 7.500% 10/01/30	2,214	2,616
Pool #C01135 7.500% 2/01/31	6,480	7,644
Federal Home Loan Mortgage Corp. TBA
Pool #292 3.500% 6/01/44 (b)	13,100,000	13,455,644
Pool #5992 4.000% 9/01/43 (b)	10,950,000	11,490,656
Pool #7718 4.500% 11/01/40 (b)	5,300,000	5,677,625
Federal National Mortgage Association
Pool #725692 2.786% 10/01/33 1 year CMT + 2.144%, FRN	164,887	173,028
Pool #888586 2.831% 10/01/34 1 year CMT + 2.203%, FRN	144,339	151,683
Pool #AO8180 3.000% 9/01/42	43,556	43,758
Pool #AB7397 3.000% 12/01/42	201,680	202,555
Pool #AB7401 3.000% 12/01/42	191,232	192,061
Pool #AP8668 3.000% 12/01/42	242,314	243,364
Pool #AR1975 3.000% 12/01/42	53,596	53,828
Pool #AR0306 3.000% 1/01/43	16,361	16,432
Pool #AR5391 3.000% 1/01/43	136,953	137,547
Pool #AL3215 3.000% 2/01/43	180,661	181,444

The accompanying notes are an integral part of the financial statements.

51

MML Managed Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Pool #AR4109 3.000% 2/01/43	$173,138	$173,888
Pool #AR4432 3.000% 3/01/43	68,060	68,355
Pool #AT0169 3.000% 3/01/43	293,407	294,679
Pool #AB8809 3.000% 3/01/43	100,073	100,507
Pool #MA1368 3.000% 3/01/43	331,178	332,614
Pool #AR2174 3.000% 4/01/43	341,338	342,818
Pool #775539 3.475% 5/01/34 12 mo. USD LIBOR + 1.645%, FRN	48,602	51,129
Pool #AS1304 3.500% 12/01/28	2,011,037	2,098,156
Pool #AV1897 3.500% 12/01/28	337,418	352,246
Pool #AV2325 3.500% 12/01/28	1,106,150	1,154,069
Pool #AS6187 3.500% 11/01/45	14,075,767	14,494,192
Pool #AS6306 3.500% 12/01/45	4,906,617	5,065,507
Pool #AS6475 3.500% 1/01/46	4,304,925	4,449,712
Pool #AS6476 3.500% 1/01/46	4,475,436	4,620,363
Pool #AS6477 3.500% 1/01/46	5,152,202	5,305,360
Pool #BE4046 3.500% 12/01/46	4,880,943	5,016,885
Pool #BE5162 3.500% 2/01/47	5,020,947	5,160,789
Pool #BH4875 3.500% 6/01/47	3,275,000	3,366,726
Pool #AZ7917 4.000% 3/01/41	565,839	599,171
Pool #AL8422 4.000% 1/01/43	504,170	534,026
Pool #MA3027 4.000% 6/01/47	27,347,913	28,792,224
Pool #BF0094 4.000% 5/01/56	7,609,816	7,983,172
Pool #BF0105 4.000% 6/01/56	2,412,463	2,536,102
Pool #AA3980 4.500% 4/01/28	83,037	90,809
Pool #AB1466 4.500% 9/01/40	619,064	667,912
Pool #AH6787 4.500% 3/01/41	1,159,601	1,256,174

	Principal Amount	Value
Pool #AL7566 4.500% 10/01/42	$1,238,481	$1,336,398
Pool #AL6997 4.500% 11/01/42	2,469,618	2,675,291
Pool #AL6608 4.500% 6/01/44	1,041,525	1,129,891
Pool #AD6437 5.000% 6/01/40	682,026	751,214
Pool #AD6996 5.000% 7/01/40	4,594,119	5,037,918
Pool #AL8173 5.000% 2/01/44	1,875,685	2,056,293
Pool #AD0836 5.500% 11/01/28	110,518	122,338
Pool #575667 7.000% 3/01/31	12,973	15,217
Pool #529453 7.500% 1/01/30	2,811	3,327
Pool #531196 7.500% 2/01/30	358	423
Pool #530299 7.500% 3/01/30	399	458
Pool #536386 7.500% 4/01/30	496	585
Pool #535996 7.500% 6/01/31	8,747	10,331
Pool #523499 8.000% 11/01/29	289	341
Pool #252926 8.000% 12/01/29	252	300
Pool #532819 8.000% 3/01/30	140	168
Pool #534703 8.000% 5/01/30	2,945	3,514
Pool #253437 8.000% 9/01/30	196	234
Pool #253481 8.000% 10/01/30	117	141
Pool #190317 8.000% 8/01/31	4,254	5,076
Pool #596656 8.000% 8/01/31	1,804	1,934
Pool #602008 8.000% 8/01/31	4,611	5,505
Pool #597220 8.000% 9/01/31	3,384	4,050
Federal National Mortgage Association TBA Pool #1127 3.500% 4/01/44 (b)	20,400,000	20,948,250
Pool #15801 4.500% 4/01/41 (b)	6,100,000	6,542,250

The accompanying notes are an integral part of the financial statements.

52

MML Managed Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Government National Mortgage Association Pool #783896 3.500% 5/15/44	$5,127,738	$5,330,043
Pool #371146 7.000% 9/15/23	497	547
Pool #352022 7.000% 11/15/23	7,874	8,736
Pool #374440 7.000% 11/15/23	523	575
Pool #491089 7.000% 12/15/28	10,046	11,383
Pool #480539 7.000% 4/15/29	462	537
Pool #478658 7.000% 5/15/29	2,343	2,746
Pool #488634 7.000% 5/15/29	2,483	2,891
Pool #500928 7.000% 5/15/29	4,630	5,412
Pool #499410 7.000% 7/15/29	1,358	1,595
Pool #510083 7.000% 7/15/29	1,287	1,497
Pool #493723 7.000% 8/15/29	4,362	5,123
Pool #516706 7.000% 8/15/29	107	114
Pool #581417 7.000% 7/15/32	24,914	29,226
Government National Mortgage Association II Pool #008746 2.250% 11/20/25 1 Year CMT + 1.500%, FRN	5,527	5,634
Pool #080136 2.250% 11/20/27 1 Year CMT + 1.500%, FRN	1,074	1,097
Pool #82462 2.375% 1/20/40 1 year CMT + 1.500%, FRN	644,426	662,057
Pool #82488 2.375% 3/20/40 1 year CMT + 1.500%, FRN	601,062	619,759
Pool #784026 3.500% 12/20/44	1,807,062	1,876,097
Pool #MA4382 3.500% 4/20/47	44,083,548	45,719,462
Government National Mortgage Association II TBA (b) Pool #1767 4.000% 6/01/44	13,750,000	14,466,504

		271,980,313

	Principal Amount	Value
Whole Loans — 0.9%
Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes Series 2016-DNA1, Class M1 1 mo. USD LIBOR + 1.450%, FRN 2.666% 7/25/28	$554,882	$556,946
Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes, Series 2016-HQA3, Class M1 1 mo. USD LIBOR + .800%, FRN 2.016% 3/25/29	773,601	775,056
Series 2016-HQA3, Class M2 1 mo. USD LIBOR + 1.350%, FRN 2.566% 3/25/29	790,000	800,351
Federal National Mortgage Association Connecticut Avenue Securities Series 2016-C06, Class 1M1 1 mo. USD LIBOR + 1.300%, FRN 2.516% 4/25/29	2,394,967	2,425,546
Series 2016-C05, Class 2M1 1 mo. USD LIBOR + 1.350%, FRN 2.566% 1/25/29	4,230,546	4,264,085
Series 2016-C04, Class 1M1 1 mo. USD LIBOR + 1.450%, FRN 2.666% 1/25/29	2,405,179	2,433,135
Vendee Mortgage Trust Series 1992-1, Class 2Z 7.750% 5/15/22	58,764	64,446

		11,319,565

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS AND INSTRUMENTALITIES (Cost $302,676,022)		301,167,377

U.S. TREASURY OBLIGATIONS — 8.9%
U.S. Treasury Bonds & Notes — 8.9%
U.S. Treasury Bond 2.500% 5/15/46	27,350,000	25,453,020
U.S. Treasury Bond (d) 3.500% 2/15/39	19,800,000	22,374,000
U.S. Treasury Note 1.875% 3/31/22	20,400,000	20,410,518

The accompanying notes are an integral part of the financial statements.

53

MML Managed Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
U.S. Treasury Note 2.000% 11/15/26	$41,900,000	$40,859,376

		109,096,914

TOTAL U.S. TREASURY OBLIGATIONS (Cost $109,783,156)		109,096,914

TOTAL BONDS & NOTES (Cost $1,189,575,279)		1,202,100,026

	Notional Amount

PURCHASED OPTIONS — 0.2%
Financial — 0.2%
Diversified Financial Services — 0.2%
3-Month USD LIBOR 30 Year Swaption, Put, Expires 1/11/22, Strike 2.60 (OTC — Barclays Bank PLC); Underlying swap terminates 1/13/52	12,180,000	1,520,754
3-Month USD LIBOR 30 Year Swaption, Call, Expires 1/11/22, Strike 2.60 (OTC — Barclays Bank PLC); Underlying swap terminates 1/13/52	7,308,000	820,396

		2,341,150

TOTAL PURCHASED OPTIONS (Cost $2,540,261)		2,341,150

TOTAL LONG-TERM INVESTMENTS (Cost $1,194,490,540)		1,207,101,176

	Principal Amount

SHORT-TERM INVESTMENTS — 10.4%
Commercial Paper — 10.2%
BAT International Finance (a) 1.369% 7/03/17	8,700,000	8,698,981
BAT International Finance (a) 1.450% 7/20/17	2,500,000	2,497,976
Becton, Dickinson & Co. (a) 1.425% 7/05/17	12,000,000	11,997,647
Deutsche Telekom AG (a) 1.374% 7/31/17	10,000,000	9,986,816
Dollar General Corp. (a) 1.471% 7/10/17	8,000,000	7,996,569
Dollar General Corp. (a) 1.522% 7/11/17	4,000,000	3,998,112

	Principal Amount	Value
Dominion Resources, Inc. (a) 1.614% 10/10/17	$7,000,000	$6,968,822
FMC Technologies, Inc. (a) 1.472% 7/13/17	6,000,000	5,996,873
Hewlett Packard Enterprise Co. (a) 1.492% 7/27/17	6,000,000	5,994,969
Hyundai Capital America (a) 1.482% 7/13/17	6,000,000	5,996,874
Monsanto Co. (a) 1.461% 7/12/17	9,300,000	9,295,539
National Grid USA (a) 1.400% 7/10/17	3,600,000	3,598,569
ONEOK Partners LP (a) 1.746% 7/12/17	2,000,000	1,999,041
ONEOK Partners LP (a) 1.776% 7/11/17	4,000,000	3,998,246
ONEOK Partners LP (a) 1.796% 7/10/17	6,000,000	5,997,615
Sempra Energy Holdings (a) 1.481% 8/23/17	3,500,000	3,492,093
Suncor Energy, Inc. (a) 1.380% 7/06/17	7,000,000	6,998,348
Suncor Energy, Inc. (a) 1.380% 7/11/17	5,000,000	4,997,808
WPP CP LLC (a) 1.420% 7/12/17	5,000,000	4,997,602
Xcel Energy, Inc. (a) 1.430% 7/10/17	10,000,000	9,996,025

		125,504,525

Time Deposit — 0.2%
Euro Time Deposit 0.090% 7/03/17	2,953,587	2,953,587

TOTAL SHORT-TERM INVESTMENTS (Cost $128,462,722)		128,458,112

TOTAL INVESTMENTS — 108.4% (Cost $1,322,953,262) (e)		1,335,559,288

Other Assets/(Liabilities) — (8.4)%		(103,943,893)

NET ASSETS — 100.0%		$1,231,615,395

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

ABS	Asset-Backed Security
ARS	Auction Rate Security
BAB	Build America Bonds
CLO	Collateralized Loan Obligation
CMO	Collateralized Mortgage Obligation
CMT	Constant Maturity Treasury Index
FRN	Floating Rate Note

The accompanying notes are an integral part of the financial statements.

54

MML Managed Bond Fund – Portfolio of Investments (Continued)

Notes to Portfolio of Investments (Continued)

MBS	Mortgage-Backed Security
MTA	Monthly Treasury Average Index
PAC	Planned Amortization Class
STEP	Step Up Bond
TBA	To Be Announced
VRN	Variable Rate Note
WL	Whole Loan
(a)	Securities exempt from registration under rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2017, these securities amounted to a value of $499,446,981 or 40.55% of net assets.
(b)	A portion of this security is purchased on a when-issued, delayed-delivery or forward commitment basis. (Note 2).
(c)	Restricted security. Certain securities are restricted as to resale. At June 30, 2017, these securities amounted to a value of $3,060,000 or 0.25% of net assets. The Fund generally bears the costs, if any, associated with the disposition of restricted securities.
(d)	A portion of this security is pledged/held as collateral for open futures contracts and open swaps agreements. (Note 2).
(e)	See Note 6 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

55

MML U.S. Government Money Market Fund – Portfolio of Investments

June 30, 2017 (Unaudited)

	Principal Amount	Value
SHORT-TERM INVESTMENTS — 100.0%
Discount Notes — 86.9%
Federal Farm Credit Bank 0.662% 8/07/17	$350,000	$349,766
Federal Farm Credit Bank 0.724% 10/02/17	1,333,000	1,330,555
Federal Home Loan Bank 0.450% 7/03/17	5,000,000	4,999,875
Federal Home Loan Bank 0.620% 7/14/17	3,500,000	3,499,229
Federal Home Loan Bank 0.621% 8/11/17	900,000	899,375
Federal Home Loan Bank 0.630% 7/14/17	1,500,000	1,499,664
Federal Home Loan Bank 0.631% 7/14/17	635,000	634,858
Federal Home Loan Bank 0.646% 7/12/17	750,000	749,854
Federal Home Loan Bank 0.649% 7/28/17	5,500,000	5,497,368
Federal Home Loan Bank 0.650% 7/03/17	3,900,000	3,899,859
Federal Home Loan Bank 0.671% 7/14/17	194,000	193,954
Federal Home Loan Bank 0.693% 9/18/17	2,500,000	2,496,269
Federal Home Loan Bank 0.713% 8/03/17	500,000	499,679
Federal Home Loan Bank 0.765% 9/21/17	200,000	199,658
Federal Home Loan Bank 0.906% 9/08/17	3,000,000	2,994,883
Federal Home Loan Bank 0.916% 9/06/17	3,000,000	2,994,975
Federal Home Loan Bank 0.970% 7/14/17	5,995,000	5,992,900
Federal Home Loan Bank 0.978% 10/20/17	1,250,000	1,246,300
Federal Home Loan Bank 0.980% 7/06/17	1,100,000	1,099,850
Federal Home Loan Bank 0.980% 7/19/17	4,300,000	4,297,893
Federal Home Loan Bank 0.986% 7/21/17	1,000,000	999,452
Federal Home Loan Bank 1.010% 8/02/17	830,000	829,255
Federal Home Loan Bank 1.015% 7/28/17	1,000,000	999,250
Federal Home Loan Bank 1.022% 12/13/17	8,000,000	8,000,000

	Principal Amount	Value
Federal Home Loan Bank 1.031% 9/26/17	$10,000,000	$10,000,000
Federal Home Loan Bank 1.038% 2/26/18	12,000,000	12,006,981
Federal Home Loan Bank 1.048% 8/16/17	5,000,000	4,993,407
Federal Home Loan Bank 1.051% 1/23/18	5,000,000	4,999,885
Federal Home Loan Bank 1.051% 1/25/18	14,000,000	13,999,450
Federal Home Loan Bank 1.053% 3/06/18	5,000,000	5,003,297
Federal Home Loan Bank 1.099% 10/16/17	5,000,000	4,983,950
Federal Home Loan Bank 1.116% 9/05/17	4,255,000	4,255,469
Federal Home Loan Bank 1.142% 8/21/17	5,000,000	5,001,734
Federal Home Loan Bank 1.146% 12/05/17	2,485,000	2,487,716
Federal Home Loan Bank 1.186% 8/23/17	7,500,000	7,500,000
Federal Home Loan Mortgage Corp. 0.776% 12/01/17	1,000,000	996,770
Federal Home Loan Mortgage Corp. 1.239% 3/08/18	1,100,000	1,101,885
Federal National Mortgage Association 0.666% 8/29/17	155,000	154,834
Federal National Mortgage Association 0.805% 8/29/17	100,000	99,871

		133,789,970

Repurchase Agreement — 13.0%
HSBC Securities (USA) Inc. Repurchase Agreement, dated 6/30/17, 1.030%, due 7/03/17 (a)	20,000,000	20,000,000

Time Deposit — 0.1%
Euro Time Deposit 0.090% 7/03/17	88,352	88,352

TOTAL SHORT-TERM INVESTMENTS (Cost $153,878,322)		153,878,322

TOTAL INVESTMENTS — 100.0% (Cost $153,878,322) (b)		153,878,322

Other Assets/(Liabilities) — 0.0%		4,441

NET ASSETS — 100.0%		$153,882,763

The accompanying notes are an integral part of the financial statements.

56

MML U.S. Government Money Market Fund – Portfolio of Investments (Continued)

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Maturity value of $20,001,717. Collateralized by U.S. Government Agency obligations with rates ranging from 0.125% – 6.250%, maturity dates ranging from 4/15/19 – 5/15/30, and an aggregate market value, including accrued interest, of $20,403,650.
(b)	See Note 6 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

57

MML Series Investment Fund II – Financial Statements

Statements of Assets and Liabilities

June 30, 2017 (Unaudited)

	MML Blend Fund	MML Equity Fund	MML Managed Bond Fund	MML U.S. Government Money Market Fund
Assets:
Investments, at value (Note 2) (a)	$658,766,911	$832,047,196	$1,207,101,176	$-
Repurchase agreements, at value (Note 2) (b)	166,994	10,696,055	-	20,000,000
Other short-term investments, at value (Note 2) (c)	23,330,675	75,762	128,458,112	133,878,322

Total investments (d)	682,264,580	842,819,013	1,335,559,288	153,878,322

Receivables from:
Investments sold	1,620,728	990,464	8,570,140	-
Investments sold on a when-issued basis (Note 2)	15,059,896	-	101,103,568	-
Fund shares sold	138,571	298,405	3,083,319	166,875
Interest and dividends	1,598,844	879,555	6,912,232	39,611
Foreign taxes withheld	-	42,804	-	-

Total assets	700,682,619	845,030,241	1,455,228,547	154,084,808

Liabilities:
Payables for:
Investments purchased	8,357,662	-	43,737,344	-
Investments purchased on a when-issued basis (Note 2)	30,311,807	-	177,674,303	-
Fund shares repurchased	89,546	208,509	254,575	60,968
Securities on loan (Note 2)	-	12,761,187	-	-
Open swap agreements, at value (Note 2)	127,274	-	777,656	-
Trustees’ fees and expenses (Note 3)	197,290	248,353	223,266	51,671
Variation margin on open derivative instruments (Note 2)	43,819	-	311,635	-
Collateral held for when-issued securities (Note 2)	5,000	-	50,000	-
Affiliates (Note 3):
Investment advisory fees	227,654	275,519	392,439	61,598
Service fees	42,573	52,894	171,958	-
Due to custodian	-	-	29	-
Accrued expense and other liabilities	71,567	77,224	19,947	27,808

Total liabilities	39,474,192	13,623,686	223,613,152	202,045

Net assets	$661,208,427	$831,406,555	$1,231,615,395	$153,882,763

Net assets consist of:
Paid-in capital	$509,848,438	$576,845,534	$1,226,677,839	$153,923,557
Undistributed (accumulated) net investment income (loss)	3,078,519	22,372,980	9,314,716	-
Distributions in excess of net investment income	-	-	-	(46,356)
Accumulated net realized gain (loss) on investments and foreign currency transactions	5,788,784	20,969,140	(16,557,486)	5,562
Net unrealized appreciation (depreciation) on investments and foreign currency translations	142,492,686	211,218,901	12,180,326	-

Net assets	$661,208,427	$831,406,555	$1,231,615,395	$153,882,763

(a) Cost of investments:	$516,231,118	$620,828,295	$1,194,490,540	$-
(b) Cost of repurchase agreements:	$166,994	$10,696,055	$-	$20,000,000
(c) Cost of other short-term investments:	$23,329,969	$75,762	$128,462,722	$133,878,322
(d) Securities on loan with market value of:	$-	$12,421,240	$-	$-

The accompanying notes are an integral part of the financial statements.

58

MML Series Investment Fund II – Financial Statements (Continued)

Statements of Assets and Liabilities

June 30, 2017 (Unaudited)

	MML Blend Fund	MML Equity Fund	MML Managed Bond Fund	MML U.S. Government Money Market Fund
Initial Class shares:
Net assets	$589,613,031	$744,091,756	$952,489,363	$153,882,763

Shares outstanding (a)	26,998,124	24,809,540	76,149,350	153,881,281

Net asset value, offering price and redemption price per share	$21.84	$29.99	$12.51	$1.00

Service Class shares:
Net assets	$71,595,396	$87,314,799	$279,126,032	$-

Shares outstanding (a)	3,287,525	2,947,402	22,372,297	-

Net asset value, offering price and redemption price per share	$21.78	$29.62	$12.48	$-

(a)	Authorized unlimited number of shares with no par value.

The accompanying notes are an integral part of the financial statements.

59

MML Series Investment Fund II – Financial Statements (Continued)

Statements of Operations

For the Six Months Ended June 30, 2017 (Unaudited)

	MML Blend Fund	MML Equity Fund	MML Managed Bond Fund		MML U.S. Government Money Market Fund
Investment income (Note 2):
Dividends (a)	$4,966,393	$8,626,081	$60,563		$-
Interest	2,886,602	3,047	19,399,454		558,485
Securities lending net income	-	20,623	-		-

Total investment income	7,852,995	8,649,751	19,460,017		558,485

Expenses (Note 3):
Investment advisory fees	1,360,593	1,652,730	2,343,773		382,582
Custody fees	43,358	33,210	-	*	10,621
Audit fees	18,176	17,814	18,712		15,502
Legal fees	2,555	3,091	-	*	3,370
Proxy fees	485	485	-	*	485
Shareholder reporting fees	30,808	38,010	-	*	9,055
Trustees’ fees	16,944	20,999	24,440		4,369

	1,472,919	1,766,339	2,386,925		425,984
Service fees:
Service Class	81,704	103,770	338,259		-

Total expenses	1,554,623	1,870,109	2,725,184		425,984

Net investment income (loss)	6,298,372	6,779,642	16,734,833		132,501

Realized and unrealized gain (loss):
Net realized gain (loss) on:
Investment transactions	11,356,956	19,922,544	4,375,897		119
Futures contracts	(1,201,262)	-	2,026,682		-
Swap agreements	(4,941)	-	(33,889)		-
Foreign currency transactions	-	810	-		-

Net realized gain (loss)	10,150,753	19,923,354	6,368,690		119

Net change in unrealized appreciation (depreciation) on:
Investment transactions	22,691,349	27,397,701	12,613,112		-
Futures contracts	162,885	-	754,630		-
Swap agreements	(71,279)	-	(436,557)		-

Net change in unrealized appreciation (depreciation)	22,782,955	27,397,701	12,931,185		-

Net realized gain (loss) and change in unrealized appreciation (depreciation)	32,933,708	47,321,055	19,299,875		119

Net increase (decrease) in net assets resulting from operations	$39,232,080	$54,100,697	$36,034,708		$132,620

(a) Net of foreign withholding tax of:	$-	$73,322	$-		$-
*	Paid by MassMutual pursuant to investment advisory agreement dated 12/15/11 for a period of at least three years. The agreement can only be amended or terminated after that period upon approval of a majority of the Independent Trustees.

The accompanying notes are an integral part of the financial statements.

60

THIS PAGE INTENTIONALLY LEFT BLANK

61

MML Series Investment Fund II – Financial Statements (Continued)

Statements of Changes in Net Assets

	MML Blend Fund
	Six Months Ended June 30, 2017 (Unaudited)	Year Ended December 31, 2016
Increase (Decrease) in Net Assets:
Operations:
Net investment income (loss)	$6,298,372	$12,544,719
Net realized gain (loss) on investment transactions	10,150,753	28,039,281
Net change in unrealized appreciation (depreciation) on investments	22,782,955	15,605,210

Net increase (decrease) in net assets resulting from operations	39,232,080	56,189,210

Distributions to shareholders (Note 2):
From net investment income:
Initial Class	(3,046,398)	(12,269,213)
Service Class	(303,166)	(1,001,145)

Total distributions from net investment income	(3,349,564)	(13,270,358)

From net realized gains:
Initial Class	(23,720,611)	(54,825,750)
Service Class	(2,665,273)	(4,650,473)

Total distributions from net realized gains	(26,385,884)	(59,476,223)

Net fund share transactions (Note 5):
Initial Class	(1,011,349)	11,426,537
Service Class	10,733,321	13,484,118

Increase (decrease) in net assets from fund share transactions	9,721,972	24,910,655

Capital Contribution	-	-

Total increase (decrease) in net assets	19,218,604	8,353,284
Net assets
Beginning of period	641,989,823	633,636,539

End of period	$661,208,427	$641,989,823

Undistributed (accumulated) net investment income (loss) included in net assets at end of period	$3,078,519	$129,711

Distributions in excess of net investment income included in net assets at end of period	$-	$-

The accompanying notes are an integral part of the financial statements.

62

MML Equity Fund		MML Managed Bond Fund		MML U.S. Government Money Market Fund
Six Months Ended June 30, 2017 (Unaudited)	Year Ended December 31, 2016	Six Months Ended June 30, 2017 (Unaudited)	Year Ended December 31, 2016	Six Months Ended June 30, 2017 (Unaudited)	Year Ended December 31, 2016

$6,779,642	$16,139,713	$16,734,833	$31,556,238	$132,501	$221
19,923,354	6,307,274	6,368,690	(14,492,350)	119	3,790
27,397,701	68,646,016	12,931,185	16,355,296	-	-

54,100,697	91,093,003	36,034,708	33,419,184	132,620	4,011

-	(11,993,394)	(7,762,658)	(27,667,303)	(132,522)	(222)
-	(1,123,086)	(2,074,558)	(6,650,943)	-	-

-	(13,116,480)	(9,837,216)	(34,318,246)	(132,522)	(222)

-	(43,851,037)	-	(4,333,772)	-	-
-	(4,678,832)	-	(1,095,099)	-	-

-	(48,529,869)	-	(5,428,871)	-	-

(32,149,223)	(8,210,073)	(9,639,806)	(30,773,399)	(12,253,337)	(1,944,234)
(130,345)	9,935,719	12,702,231	17,106,810	-	-

(32,279,568)	1,725,646	3,062,425	(13,666,589)	(12,253,337)	(1,944,234)

-	-	-	-	-	176,276

21,821,129	31,172,300	29,259,917	(19,994,522)	(12,253,239)	(1,764,169)

809,585,426	778,413,126	1,202,355,478	1,222,350,000	166,136,002	167,900,171

$831,406,555	$809,585,426	$1,231,615,395	$1,202,355,478	$153,882,763	$166,136,002

$22,372,980	$15,593,338	$9,314,716	$2,417,099	$-	$-

$-	$-	$-	$-	$(46,356)	$(46,335)

63

MML Series Investment Fund II – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

MML Blend Fund

		Income (loss) from investment operations			Less distributions to shareholders						Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[m]		Net assets, end of the period (000’s)	Ratio of expenses to average daily net assets		Net investment income (loss) to average daily net assets
Initial Class
6/30/17[r]	$21.54	$0.21	$1.11	$1.32	$(0.12)	$(0.90)	$(1.02)	$21.84	6.20%	[b]	$589,613	0.45%	[a]	1.96%	[a]
12/31/16	22.22	0.43	1.48	1.91	(0.46)	(2.13)	(2.59)	21.54	9.42%		581,972	0.46%		2.03%
12/31/15	24.51	0.48	(0.45)	0.03	(0.50)	(1.82)	(2.32)	22.22	0.08%		586,082	0.45%		2.07%
12/31/14	22.78	0.45	2.01	2.46	(0.49)	(0.24)	(0.73)	24.51	10.99%		644,881	0.45%		1.92%
12/31/13	19.33	0.41	3.48	3.89	(0.44)	-	(0.44)	22.78	20.31%		639,537	0.46%		1.94%
12/31/12	17.52	0.39	1.82	2.21	(0.40)	-	(0.40)	19.33	12.65%		584,660	0.46%		2.09%
Service Class
6/30/17[r]	$21.50	$0.19	$1.09	$1.28	$(0.10)	$(0.90)	$(1.00)	$21.78	6.07%	[b]	$71,595	0.70%	[a]	1.72%	[a]
12/31/16	22.18	0.37	1.48	1.85	(0.40)	(2.13)	(2.53)	21.50	9.15%		60,018	0.71%		1.78%
12/31/15	24.48	0.42	(0.46)	(0.04)	(0.44)	(1.82)	(2.26)	22.18	(0.17%	)	47,555	0.70%		1.83%
12/31/14	22.75	0.39	2.01	2.40	(0.43)	(0.24)	(0.67)	24.48	10.71%		40,333	0.70%		1.68%
12/31/13	19.30	0.36	3.47	3.83	(0.38)	-	(0.38)	22.75	20.01%		30,932	0.71%		1.70%
12/31/12	17.50	0.35	1.80	2.15	(0.35)	-	(0.35)	19.30	12.36%		22,114	0.71%		1.85%

	Six months ended June 30, 2017[b,r]	Year ended December 31
		2016	2015	2014	2013	2012
Portfolio turnover rate	51%	175%	209%	183%	235%	251%

a	Annualized.
b	Percentage represents the results for the period and is not annualized.
c	Per share amount calculated on the average shares method.
m	Total return does not reflect expenses that apply at the separate account level or to related insurance products. Inclusion of these charges would reduce the total return figures for all periods shown.
r	Unaudited.

The accompanying notes are an integral part of the financial statements.

64

MML Series Investment Fund II – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

MML Equity Fund

		Income (loss) from investment operations			Less distributions to shareholders						Ratios / Supplemental Data:
	Net asset value, beginning of the period	Net investment income (loss)[c]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[m]		Net assets, end of the period (000’s)	Ratio of expenses to average daily net assets		Net investment income (loss) to average daily net assets
Initial Class
6/30/17[r]	$28.08	$0.24	$1.67	$1.91	$-	$-	$-	$29.99	6.82%	[b]	$744,092	0.43%	[a]	1.68%	[a]
12/31/16	27.08	0.58	2.69	3.27	(0.49)	(1.78)	(2.27)	28.08	12.59%		727,540	0.44%		2.15%
12/31/15	30.28	0.50	(1.67)	(1.17)	(0.64)	(1.39)	(2.03)	27.08	(3.43%	)	709,315	0.43%		1.69%
12/31/14	27.55	0.61	2.57	3.18	(0.45)	-	(0.45)	30.28	11.57%		799,222	0.43%		2.12%
12/31/13	21.07	0.41	6.54	6.95	(0.47)	-	(0.47)	27.55	33.27%		787,449	0.44%		1.69%
12/31/12	18.51	0.38	2.58	2.96	(0.40)	-	(0.40)	21.07	16.05%		709,969	0.44%		1.92%
Service Class
6/30/17[r]	$27.77	$0.21	$1.64	$1.85	$-	$-	$-	$29.62	6.68%	[b]	$87,315	0.68%	[a]	1.44%	[a]
12/31/16	26.81	0.50	2.67	3.17	(0.43)	(1.78)	(2.21)	27.77	12.31%		82,045	0.69%		1.90%
12/31/15	30.01	0.42	(1.65)	(1.23)	(0.58)	(1.39)	(1.97)	26.81	(3.67%	)	69,098	0.68%		1.45%
12/31/14	27.34	0.52	2.56	3.08	(0.41)	-	(0.41)	30.01	11.29%		56,685	0.68%		1.82%
12/31/13	20.93	0.35	6.49	6.84	(0.43)	-	(0.43)	27.34	32.94%		41,591	0.69%		1.44%
12/31/12	18.41	0.34	2.54	2.88	(0.36)	-	(0.36)	20.93	15.76%		26,073	0.69%		1.69%

	Six months ended June 30, 2017[b,r]	Year ended December 31
		2016	2015	2014	2013	2012
Portfolio turnover rate	19%	47%	39%	38%	100%	65%

a	Annualized.
b	Percentage represents the results for the period and is not annualized.
c	Per share amount calculated on the average shares method.
m	Total return does not reflect expenses that apply at the separate account level or to related insurance products. Inclusion of these charges would reduce the total return figures for all periods shown.
r	Unaudited.

The accompanying notes are an integral part of the financial statements.

65

MML Series Investment Fund II – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

MML Managed Bond Fund

		Income (loss) from investment operations			Less distributions to shareholders						Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[m]		Net assets, end of the period (000’s)	Ratio of expenses to average daily net assets		Net investment income (loss) to average daily net assets
Initial Class
6/30/17[r]	$12.24	$0.17	$0.20	$0.37	$(0.10)	$-	$(0.10)	$12.51	3.00%	[b]	$952,489	0.39%	[a]	2.82%	[a]
12/31/16	12.31	0.33	0.02	0.35	(0.36)	(0.06)	(0.42)	12.24	2.75%		941,621	0.39%		2.61%
12/31/15	12.82	0.33	(0.43)	(0.10)	(0.36)	(0.05)	(0.41)	12.31	(0.75%	)	976,932	0.39%		2.59%
12/31/14	12.44	0.32	0.47	0.79	(0.41)	-	(0.41)	12.82	6.46%		1,218,504	0.39%		2.47%
12/31/13	13.20	0.31	(0.52)	(0.21)	(0.40)	(0.15)	(0.55)	12.44	(1.64%	)	1,123,545	0.39%		2.46%
12/31/12	12.99	0.35	0.38	0.73	(0.38)	(0.14)	(0.52)	13.20	5.77%		1,027,945	0.40%		2.66%
Service Class
6/30/17[r]	$12.22	$0.16	$0.19	$0.35	$(0.09)	$-	$(0.09)	$12.48	2.87%	[b]	$279,126	0.64%	[a]	2.57%	[a]
12/31/16	12.29	0.29	0.03	0.32	(0.33)	(0.06)	(0.39)	12.22	2.49%		260,735	0.64%		2.36%
12/31/15	12.80	0.30	(0.43)	(0.13)	(0.33)	(0.05)	(0.38)	12.29	(1.00%	)	245,418	0.64%		2.36%
12/31/14	12.42	0.28	0.48	0.76	(0.38)	-	(0.38)	12.80	6.19%		217,495	0.64%		2.22%
12/31/13	13.18	0.28	(0.52)	(0.24)	(0.37)	(0.15)	(0.52)	12.42	(1.88%	)	178,346	0.64%		2.21%
12/31/12	12.97	0.32	0.38	0.70	(0.35)	(0.14)	(0.49)	13.18	5.51%		149,124	0.65%		2.40%

	Six months ended June 30, 2017[b,r]	Year ended December 31
		2016	2015	2014	2013	2012
Portfolio turnover rate	128%	314%	358%	368%	313%	279%

a	Annualized.
b	Percentage represents the results for the period and is not annualized.
c	Per share amount calculated on the average shares method.
m	Total return does not reflect expenses that apply at the separate account level or to related insurance products. Inclusion of these charges would reduce the total return figures for all periods shown.
r	Unaudited.

The accompanying notes are an integral part of the financial statements.

66

MML Series Investment Fund II – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

MML U. S. Government Money Market Fund

		Income (loss) from investment operations						Less distributions to shareholders						Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c,j]		Net realized and unrealized gain (loss) on investments		Total income (loss) from investment operations		From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[m]		Net assets, end of the period (000’s)	Ratio of expenses to average daily net assets before expense waivers		Ratio of expenses to average daily net assets after expense waivers[j]		Net investment income (loss) to average daily net assets
Initial Class
6/30/17[r]	$1.00	$0.00	[d]	$0.00	[d]	$0.00	[d]	$(0.00)[d]	$-	$(0.00)[d]	$1.00	0.08%	[b]	$153,883	0.54%	[a]	0.54%	[a]	0.17%	[a]
12/31/16	1.00	0.00	[d]	0.00	[d]	0.00	[d]	(0.00)[d]	-	(0.00)[d]	1.00	0.11%		166,136	0.54%		0.40%		0.00%	[e]
12/31/15	1.00	-		0.00	[d]	0.00	[d]	(0.00)[d]	(0.00)[d]	(0.00)[d]	1.00	0.00%	[e]	167,900	0.52%		0.15%		-
12/31/14	1.00	-		0.00	[d]	0.00	[d]	(0.00)[d]	(0.00)[d]	(0.00)[d]	1.00	0.00%	[e]	252,701	0.51%		0.11%		-
12/31/13	1.00	-		0.00	[d]	0.00	[d]	(0.00)[d]	-	(0.00)[d]	1.00	0.00%	[e]	272,401	0.51%		0.14%		-
12/31/12	1.00	-		0.00	[d]	0.00	[d]	(0.00)[d]	(0.00)[d]	(0.00)[d]	1.00	0.00%	[e]	299,944	0.52%		0.16%		-

a	Annualized.
b	Percentage represents the results for the period and is not annualized.
c	Per share amount calculated on the average shares method.
d	Amount is less than $0.005 per share.
e	Amount is less than 0.005%.
j	Computed after giving effect to an agreement by MML Advisers and/or MassMutual to waive certain fees and expenses of the Fund.
m	Total return does not reflect expenses that apply at the separate account level or to related insurance products. Inclusion of these charges would reduce the total return figures for all periods shown.
r	Unaudited.

The accompanying notes are an integral part of the financial statements.

67

Notes to Financial Statements (Unaudited)

1.	The Funds

MML Series Investment Fund II (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a no-load, open-end, management investment company. The Trust is organized under the laws of the Commonwealth of Massachusetts as a Massachusetts business trust pursuant to an Agreement and Declaration of Trust dated February 8, 2005, which was amended and restated as of February 28, 2005 and December 15, 2011, as it may be further amended from time to time. The following are four series of the Trust (each individually referred to as a “Fund” or collectively as the “Funds”):

MML Blend Fund (“Blend Fund”)

MML Equity Fund (“Equity Fund”)

MML Managed Bond Fund (“Managed Bond Fund”)

MML U.S. Government Money Market Fund (“U.S. Government Money Market Fund”)

The Trust makes shares of the Funds available for the investment of assets of various separate investment accounts established by Massachusetts Mutual Life Insurance Company (“MassMutual”) and by life insurance companies which are subsidiaries of MassMutual. Shares of the Trust are not offered to the general public. MassMutual, MML Bay State Life Insurance Company, C.M. Life Insurance Company, and the MML Allocation Funds, which are “funds of funds” series of MML Series Investment Fund, another open-end management investment company sponsored by MassMutual, are the record owners of all of the outstanding shares of the Funds.

Each share class of a Fund represents an interest in the same portfolio of assets. The principal difference among the classes is the level of shareholder and distribution service expenses borne by the classes. Because each class will have different fees and expenses, performance and share prices will vary between the classes. The classes of shares are offered to different types of investors, as outlined in the Funds’ Prospectus.

2.	Significant Accounting Policies

The following is a summary of significant accounting policies followed consistently by each Fund in the preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America (“generally accepted accounting principles”). The preparation of the financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Investment Valuation

The net asset value of each Fund’s shares is determined once daily as of the close of regular trading on the New York Stock Exchange (“NYSE”), on each day the NYSE is open for trading (a “business day”). The NYSE normally closes at 4:00 p.m. Eastern Time, but may close earlier on some days. If the NYSE is scheduled to close early, the business day will be considered to end as of the time of the NYSE’s scheduled close. A Fund will not treat an intraday disruption in NYSE trading or other event that causes an unscheduled closing of the NYSE as a close of business of the NYSE for these purposes and will instead fair value securities in accordance with procedures approved annually by the Trustees, and under the general oversight of the Trustees. On holidays and other days when the NYSE is closed, each Fund’s net asset value generally is not calculated and the Funds do not anticipate accepting buy or sell orders. However, the value of each Fund’s assets may still be affected on such days to the extent that a Fund holds foreign securities that trade on days that foreign securities markets are open.

Equity securities and derivative contracts that are actively traded on a national securities exchange or contract market are valued on the basis of information furnished by a pricing service, which provides the last reported sale price, or, in the case of futures contracts, the settlement price, for securities or derivatives listed on the exchange or contract market or the official closing price on the NASDAQ National Market System (“NASDAQ System”), or in the case of over-the-counter (“OTC”) securities for which an official closing price is unavailable or not reported on the NASDAQ System, the last reported bid price. Portfolio securities traded on more than one national securities exchange are valued at the last price at the close of the exchange representing the principal market for such securities. Debt securities (with the exception of debt securities held by the U.S. Government Money Market Fund) are valued on the basis of valuations furnished by a pricing service, which generally determines valuations taking into account

68

Notes to Financial Statements (Unaudited) (Continued)

factors such as institutional-size trading in similar securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. Shares of other open-end mutual funds are valued at their closing net asset values as reported on each business day. The U.S. Government Money Market Fund’s debt securities are typically valued at amortized cost, but may be valued using a vendor quote if the Fund’s investment adviser determines it more closely approximates current market value, in accordance with Rule 2a-7 under the 1940 Act pursuant to which the U.S. Government Money Market Fund must adhere to certain conditions. It is the intention of the U.S. Government Money Market Fund to maintain a stable net asset value per share of $1.00, although this cannot be assured.

Investments for which market quotations are readily available are marked to market daily based on those quotations. Market quotations may be provided by third-party vendors or market makers, and may be determined on the basis of a variety of factors, such as broker quotations, financial modeling, and other market data, such as market indexes and yield curves, counterparty information, and foreign exchange rates. U.S. Government and agency securities may be valued on the basis of market quotations or using a model that may incorporate market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, quoted market prices, and reference data. The fair values of OTC derivative contracts, including forward, swap, and option contracts related to interest rates, foreign currencies, credit standing of reference entities, equity prices, or commodity prices, may be based on market quotations or may be modeled using a series of techniques, including simulation models, depending on the contract and the terms of the transaction. The fair values of asset-backed securities and mortgage-backed securities are estimated based on models that consider the estimated cash flows of each debt tranche of the issuer, established benchmark yield, and estimated tranche-specific spread to the benchmark yield based on the unique attributes of the tranche, including, but not limited to, prepayment speed assumptions and attributes of the collateral. Restricted securities are generally valued at a discount to similar publicly traded securities.

Investments for which market quotations are not available or for which a pricing service or vendor does not provide a value, or for which such market quotations or values are considered by the investment adviser or subadviser to be unreliable (including, for example, certain foreign securities, thinly-traded securities, certain restricted securities, certain initial public offerings, or securities whose values may have been affected by a significant event) are stated at fair valuations determined in good faith by the Funds’ Valuation Committee1 in accordance with procedures approved annually by the Board of Trustees (“Trustees”), and under the general oversight of the Trustees. The Funds’ Valuation Committee employs various methods to determine fair valuations including a regular review of significant inputs and assumptions and review of any related market activity. The Funds’ Valuation Committee reports to the Trustees at its regularly scheduled meetings. It is possible that fair value prices will be used by the Funds to a significant extent. The value determined for an investment using the Funds’ fair value procedures may differ from recent market prices for the investment and may be significantly different from the value realized upon the sale of such investment.

The Funds may invest in securities that are traded principally in foreign markets and that trade on weekends and other days when the Funds do not price their shares. As a result, the values of the Funds’ portfolio securities may change on days when the prices of the Funds’ shares are not calculated. The prices of the Funds’ shares will reflect any such changes when the prices of the Funds’ shares are next calculated, which is the next business day. The Funds may use fair value pricing more frequently for securities primarily traded in foreign markets because, among other things, most foreign markets close well before the Funds value their securities. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim. The Funds’ investments may be priced based on fair values provided by a third-party vendor, based on certain factors and methodologies applied by such vendor, in the event that there is movement in the U.S. market, between the close of the foreign market and the time the Funds calculate their net asset values. All assets and liabilities expressed in foreign currencies are converted into U.S. dollars at the mean between the buying and selling rates of such currencies against the U.S. dollar at the end of each business day.

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. A three-tier hierarchy is utilized to maximize the use of observable market data inputs and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure

[1]	The Valuation Committee consists of the President, Treasurer, Assistant Treasurers, Vice Presidents (except for the CCO), Assistant Vice Presidents, Secretary, and Assistant Secretaries of the Trust, as well as such alternate members as the Trustees may from time to time designate. The Valuation Committee reviews and determines the fair valuation of portfolio securities and the Funds’ pricing procedures in general.

69

Notes to Financial Statements (Unaudited) (Continued)

purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability and are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability and are developed based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below. The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and consideration of factors specific to each security.

Level 1 – quoted prices (unadjusted) in active markets for identical investments that the Funds can access at the measurement date

The types of assets and liabilities categorized in Level 1 generally include actively traded domestic and certain foreign equity securities, derivatives actively traded on a national securities exchange (such as some warrants, rights, futures, and options), and shares of open-end mutual funds.

Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

The types of assets and liabilities categorized in Level 2 generally include debt securities such as U.S. Government and agency securities, mortgage-backed securities, asset-backed securities, municipal obligations, sovereign debt obligations, bank loans, corporate bonds, and those securities valued at amortized cost; OTC derivatives such as swaps, options, swaptions, and forward foreign currency exchange contracts; certain restricted securities; and non-exchange traded equity securities and certain foreign equity securities traded on particular foreign exchanges that close before the Funds determine their net asset values.

Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

The types of assets and liabilities categorized in Level 3 generally include securities for which prices, spreads, or any of the other aforementioned significant inputs are unobservable. Generally, securities whose trading has been suspended or that have been de-listed from their current primary trading exchange; securities in default or bankruptcy proceedings for which there is no current market quotation; securities and certain derivatives valued by broker quotes which may include brokers’ assumptions; and any illiquid Rule 144A securities or restricted securities issued by non-public entities are categorized in Level 3.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

Changes in valuation techniques may result in transfers in or out of an investment’s assigned Level within the hierarchy. In addition, in periods of market dislocation, the observability of prices and inputs may be reduced for many instruments. This condition, as well as changes related to liquidity of investments, could cause a security to be reclassified between Level 1, Level 2, or Level 3.

In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes the level in the fair value hierarchy within which the fair value measurement falls is determined based on the lowest level input that is significant to the overall fair value measurement.

The U.S. Government Money Market Fund characterized all investments at Level 2, as of June 30, 2017. The Equity Fund characterized all long-term investments at Level 1, and all short-term investments at Level 2, as of June 30, 2017. For each Fund noted in the preceding sentences, the level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.

70

Notes to Financial Statements (Unaudited) (Continued)

The following is the aggregate value by input level, as of June 30, 2017, for the remaining Funds’ investments:

	Level 1	Level 2	Level 3		Total
Blend Fund
Asset Investments
Common Stock	$457,044,492	$-	$-		$457,044,492
Preferred Stock	560,000	-	-		560,000
Corporate Debt	-	66,895,542	-		66,895,542
Municipal Obligations	-	1,300,495	-		1,300,495
Non-U.S. Government Agency Obligations	-	53,783,930	255,000	*	54,038,930
Sovereign Debt Obligations	-	1,759,247	-		1,759,247
U.S. Government Agency Obligations and Instrumentalities	-	47,772,234	-		47,772,234
U.S. Treasury Obligations	-	29,018,527	-		29,018,527
Purchased Options	-	357,516	-		357,516
Rights	-	-	19,928	*	19,928
Short-Term Investments	-	23,497,669	-		23,497,669

Total Investments	$457,604,492	$224,385,160	$274,928		$682,264,580

Asset Derivatives
Futures Contracts	$66,746	$-	$-		$66,746

Liability Derivatives
Futures Contracts	$(24,351)	$-	$-		$(24,351)
Swap Agreements	-	(175,893)	-		(175,893)

Total	$(24,351)	$(175,893)	$-		$(200,244)

Managed Bond Fund
Asset Investments
Preferred Stock	$2,660,000	$-	$-		$2,660,000
Corporate Debt	-	423,457,596	-		423,457,596
Municipal Obligations	-	9,314,326	-		9,314,326
Non-U.S. Government Agency Obligations	-	346,506,978	3,060,000	*	349,566,978
Sovereign Debt Obligations	-	9,496,835	-		9,496,835
U.S. Government Agency Obligations and Instrumentalities	-	301,167,377	-		301,167,377
U.S. Treasury Obligations	-	109,096,914	-		109,096,914
Purchased Options	-	2,341,150	-		2,341,150
Short-Term Investments	-	128,458,112	-		128,458,112

Total Investments	$2,660,000	$1,329,839,288	$3,060,000		$1,335,559,288

Asset Derivatives
Futures Contracts	$310,540	$-	$-		$310,540

Liability Derivatives
Futures Contracts	$(195,734)	$-	$-		$(195,734)
Swap Agreements	-	(1,083,104)	-		(1,083,104)

Total	$(195,734)	$(1,083,104)	$-		$(1,278,838)

*	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Fund(s). Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the period ended June 30, 2017 is not presented.

71

Notes to Financial Statements (Unaudited) (Continued)

The following table shows Fund(s) with certain assets and liabilities, which approximate fair value and would be categorized at Level 2 as of June 30, 2017.

Statements of Asset and Liabilities location:	Blend Fund	Equity Fund	Managed Bond Fund

Receivables from:
Investments sold on a when-issued basis	X		X

Payables for:
Investments purchased on a when-issued basis	X		X
Securities on loan		X
Due to custodian			X
Collateral held for when-issued securities	X		X

The Funds had no transfers between Level 1, Level 2 and Level 3 of the fair value hierarchy during the period ended June 30, 2017. The Funds recognize transfers between the Levels as of the beginning of the year.

Derivative Instruments

Derivatives are financial instruments whose values are based on the values of one or more indicators, such as a security, asset, currency, interest rate, or index. Derivative transactions can create investment leverage and may be highly volatile. Gains or losses from derivatives can be substantially greater than their original cost and can sometimes be unlimited. A Fund may not be able to close out a derivative transaction at a favorable time or price. For those Funds that held derivatives during the period ended June 30, 2017, the following table shows how the Fund used these types of derivatives during the period (marked with an “A”), as well as additional uses, if any, it may have for them in the future (marked with an “M”).

Type of Derivative and Objective for Use	Blend Fund	Managed Bond Fund
Futures Contracts*
Hedging/Risk Management	A	A
Duration/Credit Quality Management	A	A
Substitution for Direct Investment	A	A
Intention to Create Investment Leverage in Portfolio	M	A

Credit Default Swaps (Protection Buyer)
Hedging/Risk Management	A	A
Duration/Credit Quality Management	A	A
Income	A	A
Substitution for Direct Investment	A	A
Intention to Create Investment Leverage in Portfolio	M	M

Credit Default Swaps (Protection Seller)
Hedging/Risk Management	A	A
Duration/Credit Quality Management	A	A
Income	A	A
Substitution for Direct Investment	A	A
Intention to Create Investment Leverage in Portfolio	M	M

72

Notes to Financial Statements (Unaudited) (Continued)

Type of Derivative and Objective for Use	Blend Fund	Managed Bond Fund
Options (Purchased)
Hedging/Risk Management	A	A
Duration/Credit Quality Management	A	A
Substitution for Direct Investment	A	A
Directional Investment	A	A
Intention to Create Investment Leverage in Portfolio	M	A
*	Includes any options purchased or written on futures contracts, if applicable.

At June 30, 2017, and during the period then ended, the Fund(s) had the following derivatives and transactions in derivatives, grouped into the indicated risk categories:

	Credit Risk	Equity Risk	Interest Rate Risk	Total
Blend Fund
Asset Derivatives
Purchased Options*	$-	$-	$357,516	$357,516
Futures Contracts^^	-	-	66,746	66,746

Total Value	$-	$-	$424,262	$424,262

Liability Derivatives
Futures Contracts^^	$-	$-	$(24,351)	$(24,351)
Swap Agreements^	(127,274)	-	-	(127,274)
Swap Agreements^^,^^^	(48,619)	-	-	(48,619)

Total Value	$(175,893)	$-	$(24,351)	$(200,244)

Realized Gain (Loss)#
Futures Contracts	$-	$(1,469,980)	$268,718	$(1,201,262)
Swap Agreements	(4,941)	-	-	(4,941)

Total Realized Gain (Loss)	$(4,941)	$(1,469,980)	$268,718	$(1,206,203)

Change in Appreciation (Depreciation)##
Purchased Options	$-	$-	$(30,406)	$(30,406)
Futures Contracts	-	-	162,885	162,885
Swap Agreements	(71,279)	-	-	(71,279)

Total Change in Appreciation (Depreciation)	$(71,279)	$-	$132,479	$61,200

Managed Bond Fund
Asset Derivatives
Purchased Options*	$-	$-	$2,341,150	$2,341,150
Futures Contracts^^	-	-	310,540	310,540

Total Value	$-	$-	$2,651,690	$2,651,690

Liability Derivatives
Futures Contracts^^	$-	$-	$(195,734)	$(195,734)
Swap Agreements^	(777,656)	-	-	(777,656)
Swap Agreements^^,^^^	(305,448)	-	-	(305,448)

Total Value	$(1,083,104)	$-	$(195,734)	$(1,278,838)

73

Notes to Financial Statements (Unaudited) (Continued)

	Credit Risk	Equity Risk	Interest Rate Risk	Total
Realized Gain (Loss)#
Futures Contracts	$-	$-	$2,026,682	$2,026,682
Swap Agreements	(33,889)	-	-	(33,889)

Total Realized Gain (Loss)	$(33,889)	$-	$2,026,682	$1,992,793

Change in Appreciation (Depreciation)##
Purchased Options	$-	$-	$(199,111)	$(199,111)
Futures Contracts	-	-	754,630	754,630
Swap Agreements	(436,557)	-	-	(436,557)

Total Change in Appreciation (Depreciation)	$(436,557)	$-	$555,519	$118,962

*	Statements of Assets and Liabilities location: Investments, at value.
^	Statements of Assets and Liabilities location: Payables for: open swap agreements, at value.
^^	Cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps is reported in “Futures Contracts” and “Swap Agreements” below. Only current day’s variation margin, if any, is reported within the Statements of Assets and Liabilities.
^^^	Represents centrally cleared swaps which are not subject to a master netting agreement.
#	Statements of Operations location: Amounts are included in net realized gain (loss) on: futures contracts or swap agreements, as applicable.
##	Statements of Operations location: Amounts are included in net change in unrealized appreciation (depreciation) on: investment transactions, futures contracts or swap agreements, as applicable.

For the period ended June 30, 2017, the number of contracts, notional amounts, or shares/units for each derivative type was as follows:

	Number of Contracts, Notional Amounts, or Shares/Units†
	Futures Contracts	Swap Agreements	Purchased Swaptions
Blend Fund	334	$3,710,000	$2,976,000
Managed Bond Fund	1,540	23,120,000	19,488,000

†	Amount(s) disclosed represent average number of contracts for futures contracts, notional amounts for swap agreements and purchased swaptions, which is indicative of volume of this derivative type, for the months that the Fund held such derivatives during the period ended June 30, 2017.

74

Notes to Financial Statements (Unaudited) (Continued)

The following table presents derivative liabilities by counterparty net of amounts available for offset under a master netting agreement (“MNA”), or similar agreement, and net of the related collateral pledged by the Fund(s) as of June 30, 2017.

Liability Valuation Inputs

Counterparty	Derivative Liabilities Subject to an MNA by Counterparty†	Financial Instruments Available for Offset	Collateral Pledged**	Net Amount*
Blend Fund
Goldman Sachs International	$(127,274)	$-	$-	$(127,274)

Managed Bond Fund
Goldman Sachs International	$(777,656)	$-	$716,850	$(60,806)

*	Represents the net amount payable to the counterparty in the event of default.
**	The amount presented here may be less than the total amount of collateral received/pledged as the net amount of derivative assets and liabilities for a counterparty cannot be less than $0.
†	The amount presented here may be less than the total amount shown in the Statements of Assets and Liabilities as some derivatives held by the counterparty are not covered within the master netting agreements.

Such agreements typically permit a single net payment in the event of default, including the bankruptcy or insolvency of the counterparty. Typically, the Fund(s) and counterparties are not permitted to sell, re-pledge, or use the collateral they receive.

Further details regarding the derivatives and other investments held by the Fund(s) during the period ended June 30, 2017, are discussed below.

Futures Contracts

A Fund may seek to manage a variety of different risks, such as interest rate risk, equity price risk, and currency risk, through the use of futures contracts. A Fund may use interest rate futures contracts to adjust the interest rate sensitivity (duration) of its portfolio or the credit exposure of the portfolio. Interest rate futures contracts obligate the long or short holder to take or make delivery of a specified quantity of a financial instrument, such as a specific fixed-income security, during a specified future period at a specified price. A Fund may use index futures to hedge against broad market risks to its portfolio or to gain broad market exposure when it holds uninvested cash or as an inexpensive substitute for cash investments directly in securities or other assets. Securities index futures contracts are contracts to buy or sell units of a securities index at a specified future date at a price agreed upon when the contract is made and are settled in cash. Positions in futures may be closed out only on an exchange or board of trade which provides a secondary market for such futures. Because futures contracts are exchange-traded, they typically have minimal exposure to counterparty risk.

Parties to a futures contract are not required to post the entire notional amount of the contract, but rather a small percentage of that amount (by way of margin), both at the time they enter into futures transactions, and then on a daily basis if their positions decline in value; as a result, futures contracts are highly leveraged. Such payments are known as variation margin and are recorded by the Funds as unrealized gains or losses. Because futures markets are highly leveraged, they can be extremely volatile, and there can be no assurance that the pricing of a futures contract will correlate precisely with the pricing of the asset or index underlying it or the asset or liability of the Fund that is the subject of the hedge. It may not always be possible for a Fund to enter into a closing transaction with respect to a futures contract it has entered into, at a favorable time or price. When a Fund enters into a futures transaction, it is subject to the risk that the value of the futures contract will move in a direction unfavorable to it. When a Fund uses futures contracts for hedging purposes, it is likely that the Fund will have an asset or liability that will offset any loss (or gain) on the transactions, at least in part.

When a futures contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

75

Notes to Financial Statements (Unaudited) (Continued)

The Fund(s) listed in the following table had open futures contracts at June 30, 2017:

	Expiration Date	Number of Contracts	Notional Amount	Net Unrealized Appreciation/ (Depreciation)
Blend Fund
Futures Contracts — Long
U.S. Ultra Bond	09/20/17	29	$4,810,375	$66,746
U.S. Treasury Note 2 Year	09/29/17	43	9,292,703	(14,119)
U.S. Treasury Note 5 Year	09/29/17	114	13,433,297	(10,232)

				$42,395

Managed Bond Fund
Futures Contracts — Long
U.S. Ultra Bond	09/20/17	135	$22,393,125	$310,540
U.S. Treasury Note 2 Year	09/29/17	214	46,247,406	(71,747)
U.S. Treasury Note 5 Year	09/29/17	1,105	130,208,712	(123,987)

				$114,806

Swap Agreements

Swap agreements are typically two-party contracts entered into primarily by institutional investors. In a standard “swap” transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments, which may be adjusted for an interest factor. The gross returns to be exchanged or “swapped” between the parties are generally calculated with respect to a “notional amount,” (i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate or in a “basket” of securities representing a particular index).

Credit Default Swaps. A Fund may enter into credit default swap transactions, as a “buyer” or “seller” of credit protection. In a credit default swap, one party provides what is in effect insurance against a default or other adverse credit event affecting an issuer of debt securities (typically referred to as a “reference entity”). In general, the buyer of credit protection is obligated to pay the protection seller an upfront amount or a periodic stream of payments over the term of the swap. If a “credit event” occurs, the buyer has the right to deliver to the seller bonds or other obligations of the reference entity (with a value up to the full notional value of the swap), and to receive a payment equal to the par value of the bonds or other obligations. Credit events that would trigger a request that the seller make payment are specific to each credit default swap agreement, but generally include bankruptcy, failure to pay, restructuring, acceleration, default, or repudiation/moratorium. When a Fund buys protection, it may or may not own securities of the reference entity. If it does own securities of the reference entity, the swap serves as a hedge against a decline in the value of the securities due to the occurrence of a credit event involving the issuer of the securities. If the Fund does not own securities of the reference entity, the credit default swap may be seen to create a short position in the reference entity. If a Fund is a buyer and no credit event occurs, the Fund will typically recover nothing under the swap, but will have had to pay the required upfront payment or stream of continuing payments under the swap. When a Fund sells protection under a credit default swap, the position may have the effect of creating leverage in the Fund’s portfolio through the Fund’s indirect long exposure to the issuer or securities on which the swap is written. When a Fund sells protection, it may do so either to earn additional income or to create a “synthetic” long position.

Whenever a Fund enters into a swap agreement, it takes on counterparty risk — the risk that its counterparty will be unable or unwilling to meet its obligations under the swap agreement. The Fund also takes the risk that the market will move against its position in the swap agreement. In the case of a credit default swap, the swap will become more or less valuable depending on the credit of the issuer of the underlying security, and, if a credit event occurs under a swap where the Fund is the seller of credit protection, the Fund could be required to purchase the security at par value, resulting in a significant loss to the Fund. When the Fund enters into any type of swap for hedging purposes, it is likely that the Fund will have an asset or liability that will offset any loss (or gain) on the swap, at least in part. Swap agreements may be non-transferable or otherwise highly illiquid, and a Fund may not be able to terminate or transfer a swap agreement at any particular time or at an acceptable price.

76

Notes to Financial Statements (Unaudited) (Continued)

Swaptions. A Fund may also enter into options on swap agreements (“swaptions”). A swaption is a contract that gives a counterparty the right (but not the obligation) to enter into a new swap agreement or to shorten, extend, cancel, or otherwise modify an existing swap agreement, at some designated future time on specified terms. A Fund may write (sell) and purchase put and call swaptions. Depending on the terms of the particular option agreement, a Fund will generally incur a greater degree of risk when it writes a swaption than it will incur when it purchases a swaption. When a Fund purchases a swaption, it risks losing only the amount of the premium it has paid should it decide to let the option expire unexercised. However, when a Fund writes a swaption, upon exercise of the option the Fund will become obligated according to the terms of the underlying agreement. A Fund may enter into swaptions for the same purposes as swaps. For information regarding the accounting treatment of options, see “Options, Rights, and Warrants” below.

Centrally Cleared Swaps. Certain clearinghouses currently offer clearing for limited types of derivatives transactions, principally certain interest rate swaps, certain index swaps, and credit derivatives. In a cleared derivative transaction, a Fund typically enters into the transaction with a financial institution counterparty, and performance of the transaction is effectively guaranteed by a central clearinghouse, thereby reducing or eliminating the Fund’s exposure to the credit risk of its original counterparty. The Fund will be required to post amounts (“initial margin”) with the clearinghouse or at the instruction of the clearinghouse. The initial margin required by a clearinghouse may be greater than the initial margin the Fund would be required to post in an uncleared transaction. If cash is deposited as the initial margin, it is shown as collateral on a Fund’s Statement of Assets and Liabilities. Swap agreements are marked-to-market daily and subsequent payments (“variation margin”) are made or received by a Fund depending on whether unrealized gains or losses are incurred. These amounts are reflected as receivables or payables on a Fund’s Statement of Assets and Liabilities (“Variation margin on open derivative instruments”) and as a component of net change in unrealized appreciation (depreciation) on a Fund’s Statement of Operations. Only a limited number of transaction types are currently eligible for clearing.

During the term of a swap transaction, changes in the value of the swap are recognized as unrealized gains or losses by marking to market to reflect the market value of the swap. When the swap is terminated, a Fund will record a realized gain or loss equal to the difference, if any, between the proceeds from (or cost of) the closing transaction and a Fund’s basis in the agreement. Upfront swap premium payments paid or received by a Fund, if any, are recorded within the value of the open swap agreement on the Fund’s Statement of Assets and Liabilities and represent payments paid or received upon entering into the swap agreement to compensate for differences between stated terms of the swap agreement and prevailing market conditions (credit spreads, currency exchange rates, and other relevant factors). These upfront payments are recorded as realized gain or loss on the Fund’s Statement of Operations upon termination or maturity of the swap agreement.

During the term of a swap transaction, the periodic net payments can be made for a set period of time or may be triggered by a predetermined credit event. The net periodic payments may be based on a fixed or variable interest rate, the change in market value of a specified security, basket of securities or index, or the return generated by a security. These periodic payments received or made by the Funds are recorded in the accompanying Statements of Operations as realized gains and losses, respectively.

The Fund(s) listed in the following table had open swap transactions at June 30, 2017. A Fund’s current exposure to a counterparty is the fair value of the transaction.

Counterparty	Currency	Notional Amount	Expiration Date	Receive (Pay) Fixed Rate	Deliverable on Default	Unrealized Appreciation (Depreciation)	Premium (Received) Paid	Value
Blend Fund*
Credit Default Swaps — Buy Protection
Centrally Cleared Swaps
	USD	2,620,000	6/20/22	(1.000%)	CDX.NA.IG.28	$(8,683)	$(39,936)	$(48,619)

Credit Default Swaps — Sell Protection†
OTC Swaps
Goldman Sachs International	USD	500,000	5/11/63	3.000%	CMBX.NA.BBB-.6†† (Rating: BBB-)	$(58,691)	$308	$(58,383)
Goldman Sachs International	USD	430,000	5/11/63	3.000%	CMBX.NA.BBB-.6†† (Rating: BBB-)	(12,971)	(37,238)	(50,209)
Goldman Sachs International	USD	160,000	5/11/63	3.000%	CMBX.NA.BBB-.6†† (Rating: BBB-)	(5,863)	(12,819)	(18,682)

						$(77,525)	$(49,749)	$(127,274)

77

Notes to Financial Statements (Unaudited) (Continued)

Counterparty	Currency	Notional Amount	Expiration Date	Receive (Pay) Fixed Rate	Deliverable on Default	Unrealized Appreciation (Depreciation)	Premium (Received) Paid	Value
Managed Bond Fund**
Credit Default Swaps — Buy Protection
Centrally Cleared Swaps
	USD	16,460,000	6/20/22	(1.000%)	CDX.NA.IG.28	$(54,552)	$(250,896)	$(305,448)

Credit Default Swaps — Sell Protection†
OTC Swaps
Goldman Sachs International	USD	3,200,000	5/11/63	3.000%	CMBX.NA.BBB-.6†† (Rating: BBB-)	$(375,621)	$1,972	$(373,649)
Goldman Sachs International	USD	2,540,000	5/11/63	3.000%	CMBX.NA.BBB-.6†† (Rating: BBB-)	(76,619)	(219,964)	(296,583)
Goldman Sachs International	USD	920,000	5/11/63	3.000%	CMBX.NA.BBB-.6†† (Rating: BBB-)	(33,714)	(73,710)	(107,424)

						$(485,954)	$(291,702)	$(777,656)

*	Collateral for swap agreements held by Credit Suisse USA amounted to $36,058 in securities at June 30, 2017.
**	Collateral for swap agreements held by Goldman Sachs International and Credit Suisse USA amounted to $716,850 and $180,291 in securities, respectively at June 30, 2017.
†	For each credit derivative with sold protection, the credit ratings of the entities referenced, as rated by any rating organization, are included in the equivalent S&P Global Ratings rating category. The reference entity rating represents the likelihood of a potential payment by the Fund if the referenced entity experiences a credit event as of period end. Notional amounts represent the maximum potential amount of future payments (undiscounted) the Fund could be required to make under the credit derivatives with sold protection
††	Payment is based on a percentage of the index. Reference entities are a number of individual issuers comprising the index.

Options, Rights, and Warrants

A Fund may purchase and sell put and call options on securities or an index of securities to enhance investment performance or to protect against changes in market prices. A Fund that invests in debt securities may also purchase and sell put and call options to adjust the interest rate sensitivity of its portfolio or the credit exposure of the portfolio.

Call Options. A call option gives the holder the right to purchase, and obligates the writer to sell, a security at the strike price at any time before the expiration date.

Put Options. A put option gives the holder the right to sell, and obligates the writer to buy, a security at the exercise price at any time before the expiration date.

Writing put and call options. A Fund may write call options on a security it owns, in a “directional” strategy hoping to realize a greater current return through the receipt of premiums. In return for the option premium, the Fund takes the risk that it will have to forego any increase in the value of the security over the strike price. When a Fund has written a call option on a security it does not own, its exposure on such an option is theoretically unlimited. A Fund may enter into closing purchase transactions in order to realize a profit or limit a loss on a previously written call option or, in the case of a call option on a security it owns, to free itself to sell the underlying security or to write another call on the security, or protect a security from being called in an unexpected market rise. Any profits from a closing purchase transaction in the case of a call option on a security a Fund owns may be offset by a decline in the value of the underlying security. Conversely, because increases in the market price of a call option will generally reflect increases in the market price of the underlying security, any loss resulting from a closing purchase transaction relating to a call option on a security a Fund owns is likely to be offset in whole or in part by unrealized appreciation of the underlying security owned by the Fund. A Fund may not be able to close out a call option that it has previously written. A Fund may write put options in order to enhance its current return by taking a long directional position as to a security or index of securities. By writing a put option, the Fund assumes the risk that it may be required to purchase the underlying security for an exercise price higher than its

78

Notes to Financial Statements (Unaudited) (Continued)

then current market value, resulting in a potential capital loss unless the security later appreciates in value. A Fund may terminate a put option that it has written before it expires by entering into a closing purchase transaction. Any loss from this transaction may be partially or entirely offset by the premium received on the terminated option. A Fund may not be able to close out a put option that it has previously written.

When a Fund writes a call or put option, an amount equal to the premium received is recorded as a liability. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against the amount paid on the underlying investment to determine the realized gain or loss.

Purchasing put and call options. A Fund may purchase put options to protect portfolio holdings against a decline in market value of a security or securities held by it. A Fund may also purchase a put option hoping to profit from an anticipated decline in the value of the underlying security. If the Fund holds the security underlying the option, the option premium and any transaction costs will reduce any profit the Fund might have realized had it sold the underlying security instead of buying the put option. A Fund may purchase call options to hedge against an increase in the price of securities that the Fund wants ultimately to buy. A Fund may also purchase a call option as a long directional investment hoping to profit from an anticipated increase in the value of the underlying security. In order for a call option to be profitable, the market price of the underlying security must rise sufficiently above the exercise price to cover the premium and transaction costs. These costs will reduce any profit the Fund might have realized had it bought the underlying security at the time it purchased the call option.

When a Fund purchases an option, it runs the risk that it will lose its entire investment in the option in a relatively short period of time, unless the Fund exercises the option or enters into a closing sale transaction before the option’s expiration. If the price of the underlying security does not rise (in the case of a call) or fall (in the case of a put) to an extent sufficient to cover the option premium and transaction costs, the Fund will lose part or all of its investment in the option. This contrasts with an investment by a Fund in the underlying security, since the Fund will not realize a loss if the security’s price does not change. Premiums paid for purchasing options that expire are treated as realized losses.

OTC Options. OTC options purchased or sold by a Fund are not traded on securities or options exchanges or backed by clearinghouses. Rather, they are entered into directly between a Fund and the counterparty to the option. In the case of an OTC option purchased by the Fund, the value of the option to the Fund will depend on the willingness and ability of the option writer to perform its obligations to the Fund. In addition, OTC options may not be transferable and there may be little or no secondary market for them, so they may be considered illiquid. It may not be possible to enter into closing transactions with respect to OTC options or otherwise to terminate such options, and as a result a Fund may be required to remain obligated on an unfavorable OTC option until its expiration. OTC options are valued using prices supplied by a primary pricing source, selected pursuant to procedures approved by the Trustees.

Rights and Warrants. A Fund may purchase or hold warrants or rights in order to gain exposure to the underlying security without owning the security, including, for example, cases where the Fund hopes to lock in the price today of a security it may wish to purchase in the future. Warrants generally give the holder the right, but not the obligation, to buy a security at a stated price. In order for a warrant to be profitable, the market price of the underlying security must rise sufficiently above the exercise price to cover any premium and transaction costs. Rights may similarly confer on the holder the right to purchase or acquire securities, including through participation in a so-called rights offering. Bonds may be issued with warrants or other rights attached to purchase or acquire equity or other debt securities, typically of the bond issuer. The market prices of bonds with warrants or rights attached to purchase equity securities or bonds may, to some degree, reflect changes in the values of the underlying securities.

When a Fund purchases or otherwise acquires warrants or other rights, it runs the risk that it will lose its entire investment in the warrants or rights, unless the Fund exercises the warrant or right, acquires the underlying securities, or enters into a closing transaction before expiration. If the price of the underlying security does not rise to an extent sufficient to cover any premium and transaction costs, the Fund will lose part or all of its investment. Any premiums or purchase price paid for warrants or other rights that expire are treated as realized losses. Warrants and similar rights differ from options in that they are typically written by the issuer of the security underlying the warrant or right. Although some warrants and rights may be non-transferable, others may be traded over-the-counter or on an exchange.

79

Notes to Financial Statements (Unaudited) (Continued)

Inflation-Indexed Bonds

The Funds may invest in inflation-indexed bonds, which are fixed income securities whose principal value or coupon is periodically adjusted according to the rate of inflation, as measured by the Consumer Price Index for All Urban Consumers (“CPI-U”) (for U.S. Treasury inflation-indexed bonds) or, generally, by a comparable inflation index calculated by the foreign government issuing the inflation-indexed bonds.

If the periodic adjustment rate measuring inflation falls, the principal value of inflation-indexed bonds will be adjusted downward, and consequently the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds, even during a period of deflation. However, the current market value of the bonds is not guaranteed, and will fluctuate. The Funds may also invest in other inflation related bonds which may or may not provide a similar guarantee. If a guarantee of principal is not provided, the adjusted principal value of the bond repaid at maturity may be less than the original principal. Any adjustments to the principal amount of an inflation-indexed bond due to inflation will be reflected as increases or decreases to interest income. Such adjustments may have a significant impact on the Fund’s distributions.

The value of inflation-indexed bonds is generally based on changes in real interest rates, which in turn are tied to the relationship between nominal interest rates and the rate of inflation. Therefore, if nominal interest rates increased at a faster rate than inflation, real interest rates might rise, leading to a decrease in value of inflation-indexed bonds. While the values of these securities are expected to be protected from long-term inflationary trends, short-term increases in inflation may lead to a decline in value. There can be no assurance that the CPI-U or any foreign inflation index will accurately measure the real rate of inflation, or that the rate of inflation in a foreign country will correlate to the rate of inflation in the United States. Additionally, if interest rates rise due to reasons other than inflation, investors in these securities may not be protected to the extent that the increase is not reflected in the bond’s inflation measure.

Repurchase Agreements

Each Fund may enter into repurchase agreements with certain banks and broker-dealers whereby a Fund acquires a security for cash and obtains a simultaneous commitment from the seller to repurchase the security at an agreed upon price and date. A Fund, through its custodian, takes possession of the securities collateralizing the repurchase agreement in a segregated account. Repurchase agreements must be fully collateralized at all times, but involve some risk to a Fund if the other party should default on its obligation and the Fund is delayed or prevented from recovering the collateral, or if the Fund is required to return collateral to a borrower at a time when it may realize a loss on the investment of that collateral. Collateral for certain tri-party repurchase agreements is held at the Fund’s custodian or sub-custodian in a segregated account for the benefit of the Fund and the counterparty.

When-Issued, Delayed-Delivery, Forward Commitment, and To-Be-Announced Transactions

A Fund may enter into when-issued, delayed-delivery, forward commitment, or to-be-announced (“TBA”) transactions (collectively, the “Forward Transactions”) in order to lock in the purchase price of the underlying security, or in order to adjust the interest rate exposure of the Fund’s existing portfolio. In Forward Transactions, a Fund commits to purchase or sell particular securities, with payment and delivery to take place at a future date. In the case of TBA purchase commitments, the unit price and the estimated principal amount are established when the Fund enters into a commitment, with the actual principal amount being within a specified range of the estimate. Although a Fund does not typically pay for the securities in these types of transactions until they are delivered, it immediately assumes the risks of ownership, including the risk of price fluctuation. As a result, each of these types of transactions may create investment leverage in a Fund’s portfolio and increase the volatility of the Fund. If a Fund’s counterparty fails to deliver a security purchased in a Forward Transaction, there may be a loss, and the Fund may have missed an opportunity to make an alternative investment.

These securities are valued on the basis of valuations furnished by a pricing service, selected pursuant to procedures approved by the Trustees, which determines valuations taking into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. Securities for which no market quotation is available are valued at fair value in accordance with procedures approved by the Trustees. The Funds

80

Notes to Financial Statements (Unaudited) (Continued)

record on a daily basis the unrealized appreciation (depreciation) based upon changes in the values of these securities. When a Forward Transaction is closed, the Funds record a realized gain or loss equal to the difference between the value of the transaction at the time it was opened and the value of the transaction at the time it was closed.

Dollar Roll Transactions

A Fund may enter into dollar roll transactions, in which the Fund sells mortgage-backed securities for delivery in the current month and simultaneously contracts to purchase substantially similar securities on a specified future date from the same party. A Fund may invest in dollar rolls in order to benefit from anticipated changes in pricing for the mortgage-backed securities during the term of the transaction, or for the purpose of creating investment leverage. In a dollar roll, the securities that are to be purchased will be of the same type as the securities sold, but will be supported by different pools of mortgages.

Dollar rolls involve the risk that the Fund’s counterparty will be unable to deliver the mortgage-backed securities underlying the dollar roll at the fixed time. If the counterparty files for bankruptcy or becomes insolvent, a Fund’s use of the transaction proceeds may be restricted pending a determination by the counterparty or its representative, whether to enforce the Fund’s obligation to repurchase the securities. A Fund can incur a loss on a dollar roll transaction (either because its counterparty fails to perform or because the value of the mortgages subject to the transaction declines) and on the investments made by the Fund with the proceeds of the dollar roll transaction.

A Fund accounts for a dollar roll transaction as a purchase and sale whereby the difference in the sales price and purchase price of the security sold is recorded as a realized gain (loss). If certain criteria are met, these dollar roll transactions may be considered financing transactions, whereby the difference in the sales price and the future purchase price is recorded as an adjustment to interest income. Dollar roll transactions generally have the effect of creating leverage in a Fund’s portfolio.

Securities Lending

The Blend Fund, Equity Fund, and Managed Bond Fund may lend their securities; however, lending cannot exceed 10% of the total assets of the Managed Bond Fund taken at current value, and 33% of the total assets of the Blend Fund and Equity Fund, respectively, taken at current value. The Funds’ securities lending activities are governed by a Securities Lending Agency Agreement (“Lending Agreement”) between each Fund and the lending agent (“agent”). The Lending Agreement authorizes the agent to lend qualifying U.S. and foreign securities held by a Fund to approved borrowers (each, a “Borrower”).

Each Fund expects that in connection with any securities on loan, the loan will be secured continuously by collateral consisting of cash or securities adjusted daily to have market value at least equal to the current market value of the securities loaned. The market value of the loaned securities is determined at the close of business of a Fund and any additional collateral is delivered to the Fund the next business day. The Funds bear the risk of loss with respect to the investment of cash collateral. As with other extensions of credit, the Funds may bear the risk of delay in recovery of the loaned securities or even loss of rights in the collateral should the Borrower of the securities fail financially. Pursuant to the Lending Agreement, the agent has provided indemnification to the Funds in the event of default by a Borrower with respect to a loan. The Funds receive compensation for lending their securities in the form of a securities loan fee paid by the Borrower, as well as a share of the income earned on investment of the cash collateral received for the loaned securities. At June 30, 2017, the Funds’ collateral was equal to or greater than 100% of the market value of securities on loan.

Security loans can be terminated at the discretion of either the lending agent or the Fund and the related securities must be returned within the earlier of the standard trade settlement period for such securities or within three business days. For all Funds, all securities on loan are classified as common stock in the Fund’s Portfolio of Investments at June 30, 2017.

81

Notes to Financial Statements (Unaudited) (Continued)

The Funds employ the agent to implement their securities lending program and the agent receives a fee from the Funds for its services. In addition, the Funds may be required to pay a rebate to the Borrower. Accordingly, a Fund’s compensation for lending its securities is reduced by any such fees or rebate paid to the securities lending agent or Borrower, respectively. For the period ended June 30, 2017, the Fund(s) earned securities lending net income as follows:

	Securities Lending Gross Income	Securities Lending Fees and Expenses	Securities Lending Net Income
Equity Fund	$25,768	$5,145	$20,623

Accounting for Investment Transactions

Investment transactions are accounted for on the trade date. Realized gains and losses on sales of investments and unrealized appreciation and depreciation of investments are computed by the specific identification cost method. Proceeds received from litigation, if any, are included in realized gains on investment transactions for any investments that are no longer held in the portfolio and as a reduction in cost for investments that continue to be held in the portfolio. Interest income, adjusted for amortization of discounts and premiums on debt securities, is earned from the settlement date and is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date. Withholding taxes on foreign interest, dividends, and capital gains have been provided for in accordance with the applicable country’s tax rules and rates. Foreign dividend income is recorded on the ex-dividend date or as soon as practicable after the Fund determines the existence of a dividend declaration after exercising reasonable due diligence. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Funds determine the classification of distributions received as return of capital distributions or capital gain distributions.

Foreign Currency Translation

The books and records of the Funds are maintained in U.S. dollars. The market values of foreign currencies, foreign securities, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the mean of the buying and selling rates of such currencies against the U.S. dollar at the end of each business day. Purchases and sales of foreign securities and income and expense items are translated at the rates of exchange prevailing on the respective dates of such transactions. The Funds do not isolate that portion of the results of operations arising from changes in the exchange rates from that portion arising from changes in the market prices of securities. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions, and the difference between the amounts of dividends or interest recorded on the books of the Funds and the amount actually received.

Allocation of Operating Activity

In maintaining the records for the Funds, the income and expense accounts are allocated daily to each class of shares. Investment income and loss, and unrealized and realized gains or losses are prorated among the classes of shares based on the relative net assets of each. Expenses are allocated to each class of shares depending on the nature of the expenditures. Expenses of a Fund not directly attributable to the operations of any specific class of shares of the Fund are prorated among classes to which the expense relates based on relative net assets.

Foreign Securities

The Funds may invest in foreign securities. Foreign securities, including American Depositary Receipts, are subject to additional risks compared to securities of U.S. issuers, including international trade, currency, political, regulatory, and diplomatic risks. In addition, fluctuations in currency exchange rates may adversely affect the values of foreign securities and the price of a Fund’s shares. Emerging markets securities are subject to greater risks than securities issued in developed foreign markets, including less liquidity, greater price volatility, higher relative rates of inflation, greater political, economic, and social instability, greater custody and operational risks, and greater volatility in currency exchange rates.

82

Notes to Financial Statements (Unaudited) (Continued)

Federal Income Tax

It is each Fund’s intent to continue to comply with the provisions of subchapter M of the Internal Revenue Code of 1986, as amended, applicable to a regulated investment company. Under such provisions, the Funds would not be subject to federal income taxes on their ordinary income and net realized capital gains to the extent they are distributed or deemed to have been distributed to their shareholders. Therefore, the Funds have not made any provision for federal income tax.

Dividends and Distributions to Shareholders

Dividends from net investment income are declared and paid quarterly for the Blend Fund and Managed Bond Fund and annually for the Equity Fund and at other times as may be required to satisfy tax or regulatory requirements. Dividends from net investment income are declared daily and paid monthly for the U.S. Government Money Market Fund. Distributions of any net realized capital gains of each Fund are declared and paid annually and at other times as may be required to satisfy tax or regulatory requirements.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. As a result, net investment income and net realized capital gains on investment transactions for a reporting period may differ significantly from distributions during such period.

3.	Advisory Fees and Other Transactions

Investment Advisory Fees and Investment Subadvisers

MML Investment Advisers, LLC (“MML Advisers”), a wholly-owned subsidiary of MassMutual, serves as investment adviser to each Fund. Under investment advisory agreements between MML Advisers and the Trust on behalf of each Fund, MML Advisers is responsible for providing investment management services for each Fund. In return for these services, MML Advisers receives advisory fees, based upon each Fund’s average daily net assets, at the following annual rates:

0.50% on the first $100 million;
0.45% on the next $200 million;
0.40% on the next $200 million; and
0.35% on any excess over $500 million

MML Advisers has entered into investment subadvisory agreements with Barings LLC (“Barings”), a wholly-owned subsidiary of MM Asset Management Holding LLC, itself a wholly-owned subsidiary of MassMutual Holding LLC, a controlled subsidiary of MassMutual, on behalf of certain Funds. These agreements provide that Barings manage the investment and reinvestment of assets of these Funds. Barings receives a subadvisory fee from MML Advisers, based upon each Fund’s average daily net assets at the following annual rates:

Blend Fund	0.13% (Equity Segment) 0.09% (Money Market and Bond Segments)
Managed Bond Fund	0.10%
U.S. Government Money Market Fund	0.05%

MML Advisers has entered into an investment subadvisory agreement with OppenheimerFunds, Inc. (“OFI”), a wholly-owned subsidiary of Oppenheimer Acquisition Corp., itself an indirect majority-owned subsidiary of MassMutual Holding LLC, pursuant to which OFI serves as one of the subadvisers to the Equity Fund. This agreement provides that OFI manage the investment and reinvestment of a portion of the assets of the Fund. OFI receives a subadvisory fee from MML Advisers, based upon the average daily net assets of the portion of the Fund that OFI manages, at the following annual rate:

Equity Fund	0.23%

83

Notes to Financial Statements (Unaudited) (Continued)

MML Advisers has entered into an investment subadvisory agreement with the unaffiliated investment subadviser, Loomis, Sayles & Company, L.P. (“Loomis Sayles”), pursuant to which Loomis Sayles serves as one of the subadvisers to the Equity Fund. This agreement provides that Loomis Sayles manage the investment and reinvestment of a portion of the assets of the Fund. Loomis Sayles receives a subadvisory fee from MassMutual based upon the average daily net assets of the portion of the Fund that Loomis Sayles manages.

The Funds’ subadvisory fees are paid by MML Advisers out of the advisory fees previously disclosed above.

Distribution and Service Fees

MML Distributors, LLC (the “Distributor”) acts as distributor to the Funds. Pursuant to a Distribution and Services Plan adopted by the Funds pursuant to Rule 12b-1 under the 1940 Act, Service Class shares of the Funds pay an annual fee of 0.25% of the average daily net asset value of Service Class shares. This fee, or a portion thereof, is paid to: (i) the Distributor for services provided and expenses incurred by it in connection with the distribution of Service Class shares, if available, of each Fund; and/or (ii) MassMutual for services provided and expenses incurred by it for purposes of maintaining or providing personal services to Service Class shareholders. The Distributor is a wholly-owned subsidiary of MassMutual.

Expense Caps and Waivers

For the U.S. Government Money Market Fund, MML Advisers has agreed to voluntarily waive some or all of its advisory fees and, if necessary, reimburse some or all of the Fund’s other expenses, in an attempt to allow the Initial Class shares of the Fund to maintain a 1-day yield of at least approximately 0.00%. MML Advisers may amend or discontinue this waiver at any time without advance notice.

Expense caps and waiver amounts are reflected as a reduction of expenses on the Statements of Operations.

Deferred Compensation

Trustees of the Funds who are not officers or employees of MassMutual may elect to defer receipt of their annual fees in accordance with terms of a Non-Qualified Deferred Compensation Plan. Amounts deferred shall accrue interest or earnings and shall be recorded on the Funds’ books as other liabilities. Deferred compensation is included within Trustees’ fees and expenses in the Statements of Assets and Liabilities.

Other

Certain officers and trustees of the Funds may also be employees of MassMutual. The compensation of a trustee who is not an employee of MassMutual is borne by the Funds.

Elaine A. Sarsynski resigned as a Trustee of the Trust effective as of February 1, 2017. Teresa Hassara became a Trustee of the Trust effective as of June 6, 2017.

4.	Purchases and Sales of Investments

Cost of purchases and proceeds from sales of investment securities (excluding short-term investments for the period ended June 30, 2017, were as follows:

	Purchases		Sales
	Long-Term U.S. Government Securities	Other Long-Term Securities	Long-Term U.S. Government Securities	Other Long-Term Securities
Blend Fund	$212,500,226	$120,333,465	$188,612,335	$158,879,121
Equity Fund	-	155,641,837	-	175,158,891
Managed Bond Fund	1,318,078,159	231,947,108	1,268,601,529	272,394,148

84

Notes to Financial Statements (Unaudited) (Continued)

5.	Capital Share Transactions

Changes in shares outstanding for each Fund were as follows:

	Six Months Ended June 30, 2017		Year Ended December 31, 2016

	Shares	Amount	Shares	Amount

Blend Fund Initial Class
Sold	315,540	$6,893,430	678,616	$14,246,804
Issued as reinvestment of dividends	1,255,304	26,767,009	3,286,450	67,094,963
Redeemed	(1,586,964)	(34,671,788)	(3,323,286)	(69,915,230)

Net increase (decrease)	(16,120)	$(1,011,349)	641,780	$11,426,537

Blend Fund Service Class
Sold	501,228	$10,905,120	570,292	$12,018,067
Issued as reinvestment of dividends	139,519	2,968,439	277,336	5,651,618
Redeemed	(144,890)	(3,140,238)	(199,529)	(4,185,567)

Net increase (decrease)	495,857	$10,733,321	648,099	$13,484,118

Equity Fund Initial Class
Sold	292,879	$8,552,434	679,955	$18,346,000
Issued as reinvestment of dividends	-	-	2,111,189	55,844,431
Redeemed	(1,394,356)	(40,701,657)	(3,072,954)	(82,400,504)

Net increase (decrease)	(1,101,477)	$(32,149,223)	(281,810)	$(8,210,073)

Equity Fund Service Class
Sold	223,501	$6,452,819	374,309	$9,937,363
Issued as reinvestment of dividends	-	-	221,602	5,801,918
Redeemed	(230,713)	(6,583,164)	(218,237)	(5,803,562)

Net increase (decrease)	(7,212)	$(130,345)	377,674	$9,935,719

Managed Bond Fund Initial Class
Sold	5,707,010	$70,464,601	9,441,992	$118,221,404
Issued as reinvestment of dividends	630,220	7,762,658	2,566,362	32,001,075
Redeemed	(7,102,952)	(87,867,065)	(14,434,430)	(180,995,878)

Net increase (decrease)	(765,722)	$(9,639,806)	(2,426,076)	$(30,773,399)

Managed Bond Fund Service Class
Sold	1,946,236	$23,968,260	2,445,350	$30,561,975
Issued as reinvestment of dividends	168,752	2,074,558	622,475	7,746,042
Redeemed	(1,080,846)	(13,340,587)	(1,697,341)	(21,201,207)

Net increase (decrease)	1,034,142	$12,702,231	1,370,484	$17,106,810

U.S. Government Money Market Fund Initial Class
Sold	23,929,389	$23,929,606	76,950,748	$76,922,227
Issued as reinvestment of dividends	132,520	132,521	222	222
Redeemed	(36,315,136)	(36,315,464)	(78,896,714)	(78,866,683)

Net increase (decrease)	(12,253,227)	$(12,253,337)	(1,945,744)	$(1,944,234)

85

Notes to Financial Statements (Unaudited) (Continued)

6.	Federal Income Tax Information

At June 30, 2017, the cost of securities and the unrealized appreciation (depreciation) in the value of investments owned by the Fund(s), as computed on a federal income tax basis, were as follows:

	Federal Income Tax Cost	Tax Basis Unrealized Appreciation	Tax Basis Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Blend Fund	$539,728,081	$147,827,969	$(5,291,470)	$142,536,499
Equity Fund	631,600,112	226,743,902	(15,525,001)	211,218,901
Managed Bond Fund	1,322,953,262	21,832,311	(9,226,285)	12,606,026

Note: The aggregate cost for investments for the U.S. Government Money Market Fund at June 30, 2017, is the same for financial reporting and federal income tax purposes.

Net capital loss carryforwards may be applied against any net realized taxable gains in succeeding years, subject to the carryforward period limitations, where applicable. On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (the “Modernization Act”) was signed by the President. The Modernization Act changed the capital loss carryforward rules as they relate to regulated investment companies. Capital losses generated in tax years beginning after the date of enactment may now be carried forward indefinitely, and retain the character of the original loss. Under pre-enactment law, capital losses could be carried forward for up to eight tax years as short-term capital losses. The provisions affecting the utilization of capital loss carryforwards under the Modernization Act also require the utilization of post-enactment losses prior to the utilization of pre-enactment losses.

At December 31, 2016, for federal income tax purposes, there were no unused capital losses.

At December 31, 2016, the following Fund(s) had post-enactment accumulated capital loss carryforwards:

	Short Term Capital Loss Carryforward	Long Term Capital Loss Carryforward
Managed Bond Fund	$4,489,399	$14,977,443

Net capital loss carryforwards for the Fund(s) shown in the above table are from post-enactment years and are, therefore, not subject to the eight-year carryforward period and possible expiration.

Generally accepted accounting principles in the United States of America require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital.

The tax character of distributions (including capital gain dividends, if any, designated pursuant to Section 852 of the Code) paid during the year ended December 31, 2016, was as follows:

	Ordinary Income	Long Term Capital Gain	Return of Capital
Blend Fund	$13,270,358	$59,476,223	$-
Equity Fund	13,116,480	48,529,869	-
Managed Bond Fund	36,359,150	3,387,967	-
U.S. Government Money Market Fund	222	-	-

Capital accounts within the financial statements are periodically adjusted for permanent differences between book and tax accounting. These adjustments have no impact on net assets or the results of operations. Temporary book and tax accounting

86

Notes to Financial Statements (Unaudited) (Continued)

differences will reverse in subsequent periods. At December 31, 2016, temporary book and tax accounting differences were primarily attributable to investments in futures contracts, swap agreements, premium amortization accruals, non-taxable dividends basis adjustments, the deferral of wash sale losses, and deferred Trustee compensation.

At December 31, 2016, the components of distributable earnings on a tax basis were as follows:

	Undistributed Ordinary Income	Undistributed Long Term Capital Gain (Capital Loss Carryover)	Other Temporary Differences	Unrealized Appreciation (Depreciation)
Blend Fund	$5,084,563	$21,615,222	$(199,154)	$115,362,726
Equity Fund	15,841,122	4,114,643	(247,784)	180,752,343
Managed Bond Fund	2,545,195	(19,466,842)	(232,047)	(4,106,242)
U.S. Government Money Market Fund	10,617	-	(51,509)	-

The Funds did not have any unrecognized tax benefits at June 30, 2017, nor were there any increases or decreases in unrecognized tax benefits for the period then ended. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as an income tax expense in the Statements of Operations. During the period ended June 30, 2017, the Funds did not incur any such interest or penalties. The Funds are subject to examination by U.S. federal and state tax authorities for returns filed for the prior three fiscal years. Foreign taxes are provided for based on the Funds’ understanding of the tax rules and rates that exist in the foreign markets in which they invest.

7.	Indemnifications

Under the Funds’ organizational documents, current and former Trustees and Officers are provided with specified rights to indemnification against liabilities arising in connection with the performance of their duties to the Funds, and shareholders are indemnified against personal liability for obligations of the Funds. In the normal course of business, the Funds may also enter into contracts that provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.

8.	New Accounting Pronouncements

In October 2016, the Securities and Exchange Commission (“SEC”) released its Final Rule on Investment Company Reporting Modernization (the “Rule”). The Rule, which introduces two new regulatory reporting forms for investment companies — Form N-PORT and Form N-CEN — also contains amendments to Regulation S-X which impact financial statement presentation, particularly the presentation of derivative investments. Management is still evaluating the impact of the Rule; however, management believes that many of the Regulation S-X amendments are consistent with the Funds’ current financial statement presentation and expects that each Fund will be able to comply with the Rule’s Regulation S-X amendments by the August 1, 2017 compliance date.

In March 2017, FASB issued Accounting Standards Update 2017-08, Receivables — Nonrefundable Fees and Other Costs (Subtopic 310-20): Premium Amortization on Purchased Callable Debt Securities (“ASU 2017-08”). For entities that hold callable debt securities at a premium, ASU 2017-08 requires that the premium be amortized to the earliest call date. ASU 2017-08 would first be effective for fiscal years beginning after December 15, 2018, and interim periods within those fiscal years. Management is still evaluating the potential impact of ASU 2017-08 but believes that adoption of ASU 2017-08 will not have a material effect on each Fund’s financial position or its results of operations.

9.	Legal Proceedings

On December 7, 2010, the Trust was named as a defendant and putative member of the proposed defendant class of shareholders named in an adversary proceeding brought by The Official Committee of Unsecured Creditors of Tribune Company (the “Official

87

Notes to Financial Statements (Unaudited) (Continued)

Committee”) in the U.S. Bankruptcy Court for the District of Delaware, in connection with Tribune Company’s Chapter 11 bankruptcy proceeding (In re Tribune Company). The proceeding relates to a leveraged buyout (“LBO”) transaction by which Tribune Company converted to a privately-held company in 2007, and the putative defendant class is comprised of beneficial owners of shares of Tribune Company who received proceeds (the “Proceeds”) of the LBO. The Official Committee seeks to recover payments of those Proceeds.

The potential amount sought to be recovered from the Blend Fund plus interest and the Official Committee’s court costs, is approximately $207,400.

In addition, on June 2, 2011, the Blend Fund was named as a defendant in a closely related, parallel adversary proceeding brought in connection with the Tribune Company’s LBO by Deutsche Bank Trust Company Americas, in its capacity as successor indenture trustee for a certain series of Senior Notes, Law Debenture Trust Company of New York, in its capacity as successor indenture trustee for a certain series of Senior Notes, and Wilmington Trust Company, in its capacity as successor indenture trustee for the PHONES Notes (together, the “Plaintiffs”), in the United States District Court for the District of Massachusetts. The Plaintiffs also seek to recover payments of the Proceeds.

The Fund cannot predict the outcome of these proceedings. Accordingly, the Fund has not accrued any amounts related to these proceedings. If the proceedings were to be decided in a manner adverse to the Fund, or if the Fund was to enter into a settlement agreement with the Official Committee or the Plaintiffs, as applicable, the payment of such judgment or settlement could potentially have a material adverse effect on the Fund’s net asset value depending on the net assets of the Fund at the time of such judgment or settlement.

10.	Subsequent Events

In preparation of these financial statements, management has evaluated the events and transactions subsequent to June 30, 2017, through the date when the financial statements were issued, and determined that there are no subsequent events or transactions that would require adjustments to or disclosures in the Funds’ financial statements.

88

Other Information (Unaudited)

Proxy Voting

A description of the policies and procedures that each Fund’s investment adviser and subadvisers use to vote proxies relating to the Fund’s portfolio securities is available, without charge, upon request, by calling 1-888-309-3539, and on the SEC’s EDGAR database on its website at http://www.sec.gov.

Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available, without charge, upon request, on the MassMutual website at http://www.massmutual.com/funds and on the SEC’s EDGAR database on its website at http://www.sec.gov.

Quarterly Reporting

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s EDGAR database on its website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington D.C. Information on the operation of the SEC’s Public Reference Room may be obtained by calling 1-800-SEC-0330.

Trustees’ Approval of Investment Advisory Contracts

At their meetings in May and June 2017, the Contract Committee (the “Committee”) and the Trustees, including the Trustees who are not “interested persons” (as such term is defined in the 1940 Act) of the Trust, MML Advisers, or the subadvisers (the “Independent Trustees”), re-approved the existing advisory and subadvisory agreements (collectively, the “Contracts”) for each of the Blend Fund, Equity Fund, Managed Bond Fund, and U.S. Government Money Market Fund. In preparation for the meetings, the Trustees requested, and MML Advisers and the subadvisers provided in advance, certain materials relevant to the consideration of the Contracts (the “Meeting Materials”). In all of their deliberations, the Trustees were advised by independent counsel.

The Committee received in advance of the meetings (i) a memorandum from MML Advisers discussing the nature and quality of the services it provides as investment adviser to the Funds; (ii) a profitability analysis prepared by MML Advisers; and (iii) a fee and performance study report (the “Third-Party Report”) with respect to each Fund prepared by an independent third-party vendor (the “Third-Party”). The Third Party Report provided detailed comparative advisory fee, total expense, and performance information for each Fund to assist the Committee in its evaluation of the Contracts. The Committee also considered information presented to it throughout the year regarding MML Advisers and each of the subadvisers.

The Committee considered the nature, scope, and quality of services MML Advisers provides to the Funds, including: (i) the financial condition, stability, and business strategy of MML Advisers; (ii) the capabilities of MML Advisers with respect to regulatory compliance and its ability to monitor compliance with the investment policies of the Funds; (iii) MML Advisers’ ability to provide investment oversight and provide for administrative and shareholder services to the Funds; and (iv) the experience and qualifications of the personnel of MML Advisers that perform, or oversee the performance of, the services provided to the Funds, and the needs of the Funds for administrative and shareholder services.

The Committee then reviewed and considered, for each Fund separately, the detailed information presented in the Third-Party Report regarding: (i) Fund expenses, including, among other things, both the Fund’s advisory fee and total net expense ratio against peer funds; and (ii) the Fund’s relative performance (over various time periods against peer funds and a benchmark index). In connection with the Committee’s review, MML Advisers provided commentary and analysis regarding each Fund’s performance and expenses. The Committee also noted that it had received in the Meeting Materials or during the course of the past year: (i) detailed information regarding MML Advisers’ ability to provide investment oversight and provide for administrative and shareholder services to the Funds; and (ii) a wide range of information about each subadviser and its personnel with responsibility for providing services to the respective Fund and the fees payable to each subadviser by MML Advisers. MML Advisers reviewed with the Committee in detail the work MML Advisers does in its oversight roles, the expertise it brings to these roles, the size of its teams, and the financial commitment it has made to provide those services. Throughout the discussion, MML Advisers responded to Committee members’ questions and provided additional information concerning each Fund.

89

The Committee reviewed the expense and performance information for each Fund. (References to any one- or three-year period below are to periods ended December 31, 2016. In all cases, the comparative expense information is that of a Fund’s “peer group” and the comparative performance information is that of a Fund’s “performance category.”)

The Committee considered that, in the case of the Blend Fund, total net expense information showed the Fund to be in the first quartile of its peer group (least expensive), and performance information showed the Fund to have had first quartile investment performance in its performance category for the most recent one- and three-year periods.

For the U.S. Government Money Market Fund, the Committee considered that the Fund has achieved performance in the second and first comparative quartiles (29th and 25th percentiles, respectively) for the one- and three-year periods, respectively. The Committee considered that, although the Fund’s total net expenses are in the third comparative quartile (71st percentile) they were only 3 basis points higher than the peer group median. The Committee also considered MML Advisers’ statements that, although the Fund’s net advisory fee is in the fourth comparative quartile (89th percentile), the peer group comparison is affected substantially by the large waivers currently being implemented by advisers to maintain positive yields, noting MML Advisers’ statement that it had itself waived a portion of its fees into December 2016 in order to support the Fund’s yield.

For the Equity Fund, the Committee noted that the Fund’s total net expenses and net advisory fee were in the first comparative quartile (11th percentile in each case). The Committee noted that the Fund had experienced performance for the one- and three- year periods in the fourth (80th percentile) and third (68th percentile) comparative quartiles. It considered MML Advisers’ statements that the Fund’s one- and three-year relative performance was affected substantially by significant underperformance in 2016 due to specific sector weights, but that the Fund’s performance was near or better than median in the prior four years.

For the Managed Bond Fund, the Committee noted that the Fund has total net expenses in the first comparative percentile, and a net advisory fee 7 basis points below the peer group median (8th percentile). The Committee considered that the Fund experienced performance in the third comparative quartile for the one- and three-year periods (66th and 65th percentiles, respectively), and MML Advisers’ statement that the period from November 2015 through February 2016 in particular was below expectations. The Committee considered MML Advisers’ statement that the Fund’s underperformance was in substantial part due to the fact that, during the period, investment grade corporate debt, heavily favored by the Fund’s investment strategy, underperformed substantially in the energy and commodity sectors.

The Committee also reviewed and considered information included in the Meeting Materials, or discussed at the meeting, concerning economies of scale and the profitability of MML Advisers’ advisory relationship with the various Funds, including: (i) a description of the revenue (including advisory fees and administrative and shareholder services fees, as applicable) and expense allocation methodology employed by MML Advisers; and (ii) profitability information for each individual Fund. The discussions included consideration of the intangible benefits derived by MML Advisers and its affiliates resulting from their relationships with the Funds and the so-called “fallout benefits” to MML Advisers, such as any reputational value derived from serving as investment adviser to the Funds, and benefits accruing to subadvisers due to so-called “soft-dollar arrangements.”

Prior to the votes being taken to approve the Contracts, the Committee met separately in executive session to discuss the appropriateness of such contracts. The Committee weighed the foregoing matters in light of the advice given to them by their independent legal counsel as to the law applicable to the review of investment advisory contracts. In arriving at a decision, the Committee did not identify any single matter as all-important or controlling. The foregoing summary does not detail all of the matters considered.

As to each of the Funds, the Committee concluded that: (i) overall, it was satisfied with the nature, extent, and quality of services provided, and expected to be provided in the future, under the Contracts, including the level of MML Advisers’ oversight of each Fund and the subadvisory process; (ii) MML Advisers’ levels of profitability from its relationship with the various Funds are not excessive and the advisory fees payable under the Contracts and each Fund’s total net expenses are fair and reasonable; (iii) the investment processes, research capabilities, and philosophies of the subadvisers generally appear well suited to the Funds, given their investment objectives and policies; (iv) either the relative or absolute performance of a Fund (in each case, taking into account the applicable investment strategy and risk profile of the Fund), or the steps MML Advisers has proposed in respect of the underperformance of a Fund, are sufficient to warrant continuation of the Contracts for each of the Funds; and (v) the terms of the Contracts are fair and reasonable with respect to each Fund and are in the best interests of each Fund’s shareholders.

90

Other Information (Unaudited) (Continued)

Fund Expenses June 30, 2017

Expense Examples:

The following information is in regards to expenses for the six months ended June 30, 2017:

As a shareholder of the Funds, you incur ongoing costs, including advisory fees, distribution and/or service (12b-1) fees, and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. These examples are based on an investment of $1,000 invested for the six months ended June 30, 2017.

Actual Expenses:

The first four columns of the table below provide information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Operating Expenses Incurred” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes:

The last two columns of the table below provide information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the last two columns of the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Value	Annualized Expense Ratio	Ending Value (Based on Actual Returns and Expenses)	Operating Expenses Incurred*	Ending Value (Based on Hypothetical Returns and Expenses)	Operating Expenses Incurred*
Blend Fund
Initial Class	$1,000	0.45%	$1,062.00	$2.30	$1,022.60	$2.26
Service Class	1,000	0.70%	1,060.70	3.58	1,021.30	3.51
Equity Fund
Initial Class	1,000	0.43%	1,068.20	2.21	1,022.70	2.16
Service Class	1,000	0.68%	1,066.80	3.48	1,021.40	3.41
Managed Bond Fund
Initial Class	1,000	0.39%	1,030.00	1.96	1,022.90	1.96
Service Class	1,000	0.64%	1,028.70	3.22	1,021.60	3.21
U.S. Government Money Market Fund
Initial Class	1,000	0.54%	1,000.80	2.68	1,022.10	2.71

*	Expenses are calculated using the annualized expense ratio for the six months ended June 30, 2017, multiplied by the average account value over the period, multiplied by 181 days in the period, divided by 365 days in the year, unless stated otherwise. The annualized expense ratio does not reflect expenses deducted under the variable life insurance or variable annuity contract through which the Funds are invested in. Inclusion of these expenses would increase the annualized expense ratios shown.

91

Underwriter: MML Distributors, LLC 100 Bright Meadow Blvd. Enfield, CT 06082-1981

© 2017 Massachusetts Mutual Life Insurance Company (MassMutual), Springfield, MA 01111-0001. All rights reserved. www.massmutual.com. Investment Adviser: MML Investment Advisers, LLC	RS-42892-00

MassMutual

Semiannual Report

# MML Series Investment Fund II

*This semiannual report pertains to certain funds offered through the Series. Your variable product prospectus will list which of these funds are available through your variable product.*

June 30, 2017

This material must be preceded or accompanied by a current prospectus (or summary prospectus, if available) for the MML Series Investment Fund II. Investors should consider a Fund’s investment objective, risks, and charges and expenses carefully before investing. This and other information about the investment company is available in the prospectus (or summary prospectus, if available). Read it carefully before investing.

MML Series Investment Fund II – President’s Letter to Shareholders (Unaudited)

To Our Shareholders

Tina Wilson

“The diversified suite of investment options we provide in our MML Series Investment Fund II taps into the deep expertise of seasoned asset managers who are committed to helping you prepare for a stronger financial future.”

June 30, 2017

Welcome to the MML Series Investment Fund II Semiannual Report, covering the six months from January 1, 2017 to June 30, 2017.

Market Highlights

•	During the period, U.S. stocks and bonds delivered some of the best first-half-year results investors have seen since 2009.

•	Market momentum surged throughout the first five months of the period, but lagged in June.

•	Large-cap stocks outperformed small caps, and growth stocks beat their value counterparts.

•	All market sectors except energy delivered positive returns for the period.

•	The U.S. Federal Reserve (the “Fed”) raised short-term interest rates twice during the period, a move some investors viewed as the end of ultra-cheap money.

•	Factors to watch during the last half of 2017 include the Republican administration’s ability to implement policy, corporate earnings, and continued global market momentum.

Market Environment

Stocks and bonds delivered some of the best first-half-year results investors have seen since 2009. Most of the major domestic and global indexes logged positive returns for the period. However, enthusiasm that powered the market early in the first half of 2017 flattened out as the period ended. The S&P 500® Index* tells the story for the U.S. equity markets. The index returned 9.34 percent for the period and crossed multiple record-high closings on the way. Nearly two-thirds of that growth occurred in the first three months of the year, building on a strong fourth quarter in 2016. However, growth slowed to add just 3.27 percent during the last three months of the period, with the month of June adding only 0.06 percent to the total.

Multiple secular factors affected domestic markets during the reporting period. The new Republican administration picked health care reform as its first policy target, but failed on multiple tries to garner enough votes for passage. As a result, investor optimism about the administration’s ability to implement meaningful policy change has weakened. The Fed raised short-term interest rates twice – in March and June. Neither hike caused undue turbulence, but concerns about how many more and how fast continues to nag investors. Corporate earnings reports for the fourth quarter of 2016 and the first quarter of 2017 offered investors hope that valuations – already deemed high – still had room to run. Oil prices remained above $50 per barrel for much of the period, but dropped in June on concerns of oversupply and of OPEC’s inability to rein in production being offset by U.S. domestic shale fields.

Outside of the U.S., central bankers in Europe and Asia continue to keep a tight hand on fiscal stimulus levers as economies around the globe showed signs of gaining traction. British Prime Minister Theresa May failed in her attempt to gain more seats in Parliament, casting a shadow over

*	Indexes are unmanaged, do not incur fees or expenses and cannot be purchased directly for investment.

(Continued)

MML Series Investment Fund II – President’s Letter to Shareholders (Unaudited) (Continued)

the looming Brexit proceedings. (“Brexit” – an abbreviation for “British exit” – was the United Kingdom’s surprising June 23, 2016 referendum to leave the EU.) While Great Britain saw a spike in uncertainty after June’s snap election (a “snap election” is an election called earlier than expected), European markets gained momentum during the first half of 2017. Asian markets were notable for their lack of volatility and headlines during the period. Emerging markets, as measured by the MSCI Emerging Markets Index*, delivered an 18.43 percent return for the reporting period.

As is often the case, markets rise unevenly. If 2016 was the year for value stocks, 2017 is so far proving to favor growth stocks. Large- and small-cap growth stocks have outperformed their value counterparts by nearly 10 percent for the period. Similarly, the markets favored large-cap stocks over their small-cap brethren. At the S&P 500 sector level, returns across all market sectors except energy and telecommunications were positive for the first half of 2017. Information technology and health care outperformed, gaining 17.1 percent and 16.1 percent, respectively. The energy sector, dragged down by falling oil prices, underperformed, losing 12.6 percent year to date.

Along with investors’ “risk on” attitude toward equity markets, the Fed rate hikes exerted pressure on bond prices. As the Fed raised short-term rates in June, investors began realizing that the era of ultra-cheap money may be ending, which triggered a late June sell-off that pushed yields higher. (Bond yields rise inversely to bond prices.) The yield on the bellwether 10-year U.S. Treasury ended the period at 2.35 percent. Investment-grade and high-yield corporate bonds diverged significantly, as U.S. high-yield corporate bonds bucked the investment-grade bond market trend and posted gains for the reporting period.

For the second half of 2017, we will be watching for signs that the Republican administration’s infrastructure policies are gaining traction and that corporate earnings continue to point toward sustainable corporate growth. We will also pay attention to inflation, interest rates, and continued economic momentum around the globe.

Review and maintain your strategy

MassMutual renewed its commitment to helping people secure their financial future and protect the ones they love in May 2017 with a new brand presence. Please visit MassMutual.com to learn more about MassMutual and how we can help you.

Because we are people helping people, we would like to remind you that, as a long-term investor, it’s important to maintain perspective and have realistic expectations about the future performance of your investment accounts. The diversified suite of investment options we provide in our MML Series Investment Fund II taps into the deep expertise of seasoned asset managers who are committed to helping you prepare for a stronger financial future.

Many of our clients find that working with a personal financial professional can help them define an investment strategy that aligns with how comfortable they are with market volatility, how long they have to save and invest, and their specific financial goals. You may find it valuable to seek out a financial advisor to help you. If you are already working with such an advisor, this may be a good time to re-evaluate your current investment strategy and investment allocations – and to make any adjustments you feel may be needed.

As always, we thank you for your confidence in MassMutual.

Sincerely,

Tina Wilson

President

The information provided is the opinion of MassMutual U.S. Product and Marketing as of 7/1/17 and is subject to change without notice. It is not to be construed as tax, legal, or investment advice. Of course, past performance does not guarantee future results.

MML Asset Momentum Fund – Portfolio Summaries (Unaudited)

What is the investment approach of MML Asset Momentum Fund, and who is the Fund’s subadviser?

The Fund seeks growth of capital over the long-term by investing in asset classes the Fund’s subadviser considers to exhibit “bull market” characteristics. These “bull market” characteristics may include, for example, upward trending prices and relatively low volatility. The Fund expects that it will allocate its investment among the following asset classes: equity investments, debt investments, property investments, alternative investments, currency, and cash on deposit, excluding short term instruments. The Fund may invest in securities of issuers anywhere in the world, including emerging market countries. The Fund’s subadviser is Barings LLC (Barings).

MML Asset Momentum Fund Portfolio Characteristics (% of Net Assets) on 6/30/17

Mutual Funds	40.4%
Common Stock	36.2%
Corporate Debt	12.2%
U.S. Treasury Obligations	4.0%

Total Long-Term Investments	92.8%
Short-Term Investments and Other Assets and Liabilities	7.2%

Net Assets	100.0%

MML Dynamic Bond Fund – Portfolio Summaries (Unaudited)

What is the investment approach of MML Dynamic Bond Fund, and who is the Fund’s subadviser?

The Fund seeks to maximize current income and total return by investing, under normal circumstances, at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in bonds, which may include securities issued or guaranteed by the U.S. Government, its agencies, instrumentalities, or sponsored corporations; corporate obligations (including foreign hybrid securities); mortgage-backed securities; asset-backed securities; foreign securities (corporate and government); emerging market securities (corporate and government); bank loans and assignments; and other securities bearing fixed or variable interest rates of any maturity. The Fund may invest a portion of its net assets in inverse floaters and interest-only and principal-only securities, which may experience high volatility in response to changes in interest rates. The Fund may invest in other investment companies, including other open-end or closed-end investment companies, exchange-traded funds (“ETFs”), and domestic or foreign private investment vehicles, including investment companies sponsored or managed by the Fund’s subadviser and its affiliates. The Fund’s subadviser is DoubleLine Capital LP (DoubleLine).

MML Dynamic Bond Fund Portfolio Characteristics (% of Net Assets) on 6/30/17

Non-U.S. Government Agency Obligations	28.1%
U.S. Treasury Obligations	27.1%
Corporate Debt	23.6%
U.S. Government Agency Obligations and Instrumentalities	12.0%
Sovereign Debt Obligations	3.1%
Mutual Funds	2.7%
Municipal Obligations	0.1%
Common Stock	0.0%

Total Long-Term Investments	96.7%
Short-Term Investments and Other Assets and Liabilities	3.3%

Net Assets	100.0%

MML Equity Rotation Fund – Portfolio Summaries (Unaudited)

What is the investment approach of MML Equity Rotation Fund, and who is the Fund’s subadviser?

The Fund seeks growth of capital over the long-term by investing primarily in common stocks of large- and medium-capitalization U.S. companies. The Fund’s subadviser does not typically invest in companies with market capitalizations, at the time of purchase, of less than $1 billion. Under normal circumstances, the Fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in equity securities. The Fund’s subadviser is Barings LLC (Barings).

MML Equity Rotation Fund Largest Holdings (% of Net Assets) on 6/30/17

Amazon.com, Inc.	5.8%
Citigroup, Inc.	4.4%
Chevron Corp.	3.1%
The PNC Financial Services Group, Inc.	3.1%
Lockheed Martin Corp.	2.7%
Huntsman Corp.	2.5%
Deere & Co.	2.3%
Applied Materials, Inc.	2.1%
JP Morgan Chase & Co.	1.9%
Facebook, Inc. Class A	1.8%

29.7%

MML Equity Rotation Fund Sector Table (% of Net Assets) on 6/30/17

Financial	18.1%
Industrial	15.7%
Technology	15.1%
Communications	13.2%
Consumer, Non-cyclical	12.6%
Consumer, Cyclical	8.6%
Basic Materials	8.0%
Energy	6.1%

Total Long-Term Investments	97.4%
Short-Term Investments and Other Assets and Liabilities	2.6%

Net Assets	100.0%

MML High Yield Fund – Portfolio Summaries (Unaudited)

What is the investment approach of MML High Yield Fund, and who is the Fund’s subadviser?

The Fund seeks to achieve a high level of total return, with an emphasis on current income, by investing primarily in high yield debt and related securities. The Fund invests primarily in lower rated U.S. debt securities (“junk” or “high yield” bonds), including securities in default. Under normal circumstances, the Fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in lower rated fixed income securities (rated below Baa3 by Moody’s, below BBB- by Standard & Poor’s or the equivalent by any NRSRO (using the lower rating) or, if unrated, determined to be of below investment grade quality by the Fund’s subadviser. The Fund’s subadviser is Barings LLC (Barings).

MML High Yield Fund Portfolio Characteristics (% of Net Assets) on 6/30/17

Corporate Debt	92.5%
Bank Loans	5.8%
Preferred Stock	0.7%

Total Long-Term Investments	99.0%
Short-Term Investments and Other Assets and Liabilities	1.0%

Net Assets	100.0%

MML Inflation-Protected and Income Fund – Portfolio Summaries (Unaudited)

What is the investment approach of MML Inflation-Protected and Income Fund, and who is the Fund’s subadviser?

The Fund seeks to achieve as high a total rate of real return on an annual basis as is considered consistent with prudent investment risk and the preservation of capital. Under normal circumstances, the Fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in inflation-indexed bonds and other income-producing securities. The Fund’s subadviser is Barings LLC (Barings).

MML Inflation-Protected and Income Fund Portfolio Characteristics (% of Net Assets) on 6/30/17

U.S. Treasury Obligations	90.9%
Non-U.S. Government Agency Obligations	31.2%
Corporate Debt	4.0%
U.S. Government Agency Obligations and Instrumentalities	0.8%
Purchased Options	0.2%
Municipal Obligations	0.1%

Total Long-Term Investments	127.2%
Short-Term Investments and Other Assets and Liabilities	(27.2)%

Net Assets	100.0%

MML Short-Duration Bond Fund – Portfolio Summaries (Unaudited)

What is the investment approach of MML Short-Duration Bond Fund, and who is the Fund’s subadviser?

The Fund seeks to achieve a high total rate of return primarily from current income while minimizing fluctuations in capital values by investing primarily in a diversified portfolio of short-term investment grade fixed income securities. Under normal circumstances, the Fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in investment grade fixed income securities (rated Baa or higher by Moody’s, BBB- or higher by Standard & Poor’s or the equivalent by any NRSRO, or, if unrated, determined to be of comparable quality by the subadviser). The Fund’s subadviser is Barings LLC (Barings).

MML Short-Duration Bond Fund Portfolio Characteristics (% of Net Assets) on 6/30/17

Corporate Debt	45.8%
Non-U.S. Government Agency Obligations	36.9%
U.S. Treasury Obligations	10.3%
U.S. Government Agency Obligations and Instrumentalities	5.4%
Purchased Options	0.2%
Municipal Obligations	0.0%

Total Long-Term Investments	98.6%
Short-Term Investments and Other Assets and Liabilities	1.4%

Net Assets	100.0%

MML Small Cap Equity Fund – Portfolio Summaries (Unaudited)

What is the investment approach of MML Small Cap Equity Fund, and who is the Fund’s subadviser?

The Fund seeks capital appreciation by investing primarily in common stocks of small-capitalization U.S. companies that the Fund’s subadviser believes have favorable business trends or prospects based on fundamental analysis. Under normal circumstances, the Fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in securities of companies whose market capitalizations at the time of purchase are within the market capitalization range of companies included in the Russell 2000® Index. The Fund’s subadviser is OppenheimerFunds, Inc. (OFI).

MML Small Cap Equity Fund Largest Holdings (% of Net Assets) on 6/30/17

Korn/Ferry International	2.3%
Prestige Brands Holdings, Inc.	2.3%
MB Financial, Inc.	2.0%
Portland General Electric Co.	1.8%
On Assignment, Inc.	1.8%
CACI International, Inc. Class A	1.7%
Brandywine Realty Trust	1.7%
j2 Global, Inc.	1.7%
NuVasive, Inc.	1.7%
Four Corners Property Trust, Inc.	1.7%

18.7%

MML Small Cap Equity Fund Sector Table (% of Net Assets) on 6/30/17

Financial	23.9%
Consumer, Non-cyclical	21.2%
Consumer, Cyclical	14.1%
Technology	13.6%
Mutual Funds	12.6%
Industrial	11.9%
Communications	4.0%
Energy	3.6%
Basic Materials	3.3%
Utilities	2.7%

Total Long-Term Investments	110.9%
Short-Term Investments and Other Assets and Liabilities	(10.9)%

Net Assets	100.0%

MML Special Situations Fund – Portfolio Summaries (Unaudited)

What is the investment approach of MML Special Situations Fund, and who is the Fund’s subadviser?

The Fund seeks growth of capital over the long-term by investing primarily in common stocks of U.S. companies that are involved in “special situations.” A special situation might include, for example, a recently announced spin-off or divestiture, a change in dividend policy, involvement in a merger or acquisition transaction, a change in management, a significant change in ownership, or changes due to bankruptcy or insolvency process. The Fund’s subadviser expects that the Fund’s portfolio will initially emphasize “large capitalization” issuers, which are considered to be companies with market capitalizations at the time of purchase within the market capitalization range of companies included within the Russell 1000® Index, although the Fund’s holdings of securities of different market capitalizations will vary over time, depending on market conditions generally and on the companies involved at the time (or that the subadviser expects to be involved) in special situations. The Fund will typically invest primarily in common stocks, however, when the subadviser determines that there are an insufficient number of companies involved (or likely to be involved) in special situations, it may invest in any equity securities it considers to be consistent with the Fund’s objective of growth of capital over the long term. It may also invest in exchange-traded funds (“ETFs”) providing broad equity exposures or in derivatives, including swaps, futures contracts, and options, to gain broad exposures to equity markets. The Fund’s subadviser is Barings LLC (Barings).

MML Special Situations Fund Largest Holdings (% of Net Assets) on 6/30/17

Zoetis, Inc.	5.7%
Fortive Corp.	5.3%
Science Applications International Corp.	4.4%
NCR Corp.	3.8%
Hewlett Packard Enterprise Co.	3.5%
Ingevity Corp.	3.4%
Allegion PLC	3.2%
CDK Global, Inc.	3.1%
Oshkosh Corp.	3.1%
GCP Applied Technologies, Inc.	2.9%

38.4%

MML Special Situations Fund Sector Table (% of Net Assets) on 6/30/17

Industrial	27.8%
Consumer, Non-cyclical	20.0%
Technology	14.3%
Basic Materials	11.1%
Financial	9.5%
Consumer, Cyclical	6.3%
Communications	6.1%
Utilities	2.4%
Energy	1.7%

Total Long-Term Investments	99.2%
Short-Term Investments and Other Assets and Liabilities	0.8%

Net Assets	100.0%

MML Strategic Emerging Markets Fund – Portfolio Summaries (Unaudited)

What is the investment approach of MML Strategic Emerging Markets Fund, and who is the Fund’s subadviser?

The Fund seeks long-term capital growth by investing mainly in common stocks of issuers in developing and emerging markets throughout the world and at times, up to 100% of its total assets in foreign securities. Under normal market conditions, the Fund will invest at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in equity securities of issuers whose principal activities are in a developing (or emerging) market, i.e., are in a developing market or are economically tied to a developing market country. The Fund will invest in at least three developing markets. The Fund focuses on companies with above-average earnings growth. In general, countries may be considered developing or emerging markets if they are included in any one of the Morgan Stanley Capital Index (“MSCI”) emerging markets indices, classified as a developing or emerging market, or classified under a similar or corresponding classification, by organizations such as the World Bank and the International Monetary Fund, or have economies, industries, and stock markets with similar characteristics. The Fund’s subadviser is OppenheimerFunds, Inc. (OFI).

MML Strategic Emerging Markets Fund Largest Holdings (% of Net Assets) on 6/30/17

Alibaba Group Holding Ltd. Sponsored ADR	6.3%
Tencent Holdings Ltd.	6.0%
Taiwan Semiconductor Manufacturing Co. Ltd.	5.8%
Housing Development Finance Corp. Ltd.	4.9%
AIA Group Ltd.	2.9%
Magnit PJSC	2.8%
Novatek PJSC Sponsored GDR	2.5%
Infosys Ltd.	2.2%
Kering	2.2%
Ctrip.com International Ltd. ADR	2.2%

37.8%

MML Strategic Emerging Markets Fund Sector Table (% of Net Assets) on 6/30/17

Financial	23.0%
Consumer, Non-cyclical	20.8%
Communications	18.2%
Consumer, Cyclical	13.5%
Technology	9.1%
Industrial	3.5%
Basic Materials	3.0%
Energy	2.7%
Diversified	1.6%
Mutual Funds	0.3%

Total Long-Term Investments	95.7%
Short-Term Investments and Other Assets and Liabilities	4.3%

Net Assets	100.0%

MML Asset Momentum Fund – Portfolio of Investments

June 30, 2017 (Unaudited)

	Number of Shares	Value
EQUITIES — 36.2%

COMMON STOCK — 36.2%
Basic Materials — 0.8%
Chemicals — 0.8%
Air Products & Chemicals, Inc.	1,400	$200,284

Communications — 1.5%
Telecommunications — 1.5%
Drillisch AG	3,800	229,442
NTT DOCOMO, Inc.	5,600	132,189

		361,631

Consumer, Cyclical — 9.5%
Distribution & Wholesale — 2.4%
Pool Corp.	5,100	599,607

Home Builders — 5.9%
NVR, Inc. (a)	600	1,446,366

Retail — 0.4%
Fielmann AG	1,400	107,993

Textiles — 0.8%
Mohawk Industries, Inc. (a)	800	193,352

		2,347,318

Consumer, Non-cyclical — 7.9%
Agriculture — 0.8%
Reynolds American, Inc.	3,000	195,120

Biotechnology — 1.2%
CSL Ltd.	2,800	297,519

Foods — 1.0%
Nestle SA Registered	1,300	113,243
Saputo, Inc.	4,500	143,141

		256,384

Health Care – Products — 0.8%
Advanced Medical Solutions Group PLC	54,300	205,167

Health Care – Services — 2.8%
Fresenius SE & Co. KGaA	5,900	507,331
Ramsay Health Care Ltd.	3,000	169,861

		677,192

Household Products — 1.3%
Henkel AG & Co. KGaA	2,000	241,908
Portmeirion Group PLC	5,600	69,101

		311,009

		1,942,391

Financial — 2.4%
Diversified Financial Services — 1.9%
Mastercard, Inc. Class A	3,800	461,510

	Number of Shares	Value
Private Equity — 0.5%
Onex Corp.	1,700	$136,087

		597,597

Industrial — 11.2%
Aerospace & Defense — 3.7%
General Dynamics Corp.	1,200	237,720
Lockheed Martin Corp.	800	222,088
Northrop Grumman Corp.	900	231,039
Raytheon Co.	1,400	226,072

		916,919

Building Materials — 2.0%
Breedon Group PLC (a)	88,100	98,685
Martin Marietta Materials, Inc.	900	200,322
Vulcan Materials Co.	1,600	202,688

		501,695

Electronics — 1.0%
Halma PLC	17,600	252,433

Hand & Machine Tools — 0.6%
Schindler Holding AG	700	148,172

Machinery – Diversified — 1.9%
Cummins, Inc.	1,500	243,330
Wabtec Corp.	2,400	219,600

		462,930

Miscellaneous – Manufacturing — 2.0%
A.O. Smith Corp.	4,200	236,586
Illinois Tool Works, Inc.	1,700	243,525

		480,111

		2,762,260

Technology — 2.9%
Computers — 1.4%
Amdocs Ltd.	5,200	335,192

Software — 1.5%
EMIS Group PLC	11,800	141,674
Nexus AG	3,400	100,527
Open Text Corp.	4,200	132,562

		374,763

		709,955

TOTAL COMMON STOCK (Cost $7,511,811)		8,921,436

TOTAL EQUITIES (Cost $7,511,811)		8,921,436

The accompanying notes are an integral part of the financial statements.

MML Asset Momentum Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
BONDS & NOTES — 16.2%

CORPORATE DEBT — 12.2%
Diversified Financial Services — 12.2%
Federal Home Loan Mortgage Corp. 1.000% 7/28/17	$3,000,000	$2,999,410

TOTAL CORPORATE DEBT (Cost $3,010,500)		2,999,410

U.S. TREASURY OBLIGATIONS — 4.0%
U.S. Treasury Bonds & Notes — 4.0%
U.S. Treasury Note (b) 0.750% 4/30/18	1,000,000	995,785

TOTAL U.S. TREASURY OBLIGATIONS (Cost $998,125)		995,785

TOTAL BONDS & NOTES (Cost $4,008,625)		3,995,195

	Number of Shares
MUTUAL FUNDS — 40.4%
Diversified Financial Services — 40.4%
iShares MSCI Brazil Capped Index Fund	36,000	1,229,040
iShares MSCI India ETF	6,600	211,860
Vanguard Total Stock Market ETF	68,500	8,524,825

		9,965,725

TOTAL MUTUAL FUNDS (Cost $9,331,194)		9,965,725

TOTAL LONG-TERM INVESTMENTS (Cost $20,851,630)		22,882,356

	Principal Amount	Value
SHORT-TERM INVESTMENTS — 8.2%
Repurchase Agreement — 8.2%
State Street Bank & Trust Co. Repurchase Agreement, dated 6/30/17, 0.050%, due 7/03/17 (c)	$2,015,648	$2,015,648

TOTAL SHORT-TERM INVESTMENTS (Cost $2,015,648)		2,015,648

TOTAL INVESTMENTS — 101.0% (Cost $22,867,278) (d)		24,898,004

Other Assets/(Liabilities) — (1.0)%		(258,186)

NET ASSETS — 100.0%		$24,639,818

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	A portion of this security is pledged/held as collateral for open futures contracts. (Note 2).
(c)	Maturity value of $2,015,657. Collateralized by U.S. Government Agency obligations with a rate of 1.625%, maturity date of 4/30/19, and an aggregate market value, including accrued interest, of $2,059,947.
(d)	See Note 6 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MML Dynamic Bond Fund – Portfolio of Investments

June 30, 2017 (Unaudited)

	Number of Shares	Value
EQUITIES — 0.0%

COMMON STOCK — 0.0%
Energy — 0.0%
Oil & Gas — 0.0%
Amplify Energy Corp. (a)	3,264	$32,640
SandRidge Energy, Inc. (a)	648	11,152

		43,792

TOTAL COMMON STOCK (Cost $63,684)		43,792

TOTAL EQUITIES (Cost $63,684)		43,792

	Principal Amount
BONDS & NOTES — 94.0%

CORPORATE DEBT — 23.6%
Advertising — 0.1%
Omnicom Group, Inc. 3.600% 4/15/26	$510,000	513,138

Aerospace & Defense — 0.2%
The Boeing Co. 6.875% 3/15/39	405,000	588,506
Lockheed Martin Corp. 4.700% 5/15/46	440,000	494,404

		1,082,910

Agriculture — 0.1%
Reynolds American, Inc. 4.000% 6/12/22	545,000	577,514

Airlines — 0.1%
Avianca Holdings SA/Avianca Leasing LLC/Grupo Taca Holdings Ltd. (b) 8.375% 5/10/20	300,000	300,000
Delta Air Lines, Inc. 3.625% 3/15/22	275,000	282,311

		582,311

Auto Manufacturers — 0.3%
Ford Motor Co. 7.450% 7/16/31	440,000	556,309
General Motors Financial Co., Inc. 3.950% 4/13/24	845,000	857,001

		1,413,310

Auto Parts & Equipment — 0.2%
Dana Financing Luxembourg Sarl (c) 5.750% 4/15/25	210,000	217,350
Delphi Automotive PLC 4.250% 1/15/26	104,000	110,160

	Principal Amount	Value
Delphi Corp. 4.150% 3/15/24	$455,000	$477,814

		805,324

Banks — 3.2%
Australia & New Zealand Banking Group Ltd. (c) 4.875% 1/12/21	540,000	583,383
Banco de Reservas de la Republica Dominicana (c) 7.000% 2/01/23	200,000	208,918
Banco GNB Sudameris SA 5 year CMT + 4.561%, VRN (c) 6.500% 4/03/27	200,000	206,500
Banco Inbursa SA Institucion de Banca Multiple (c) 4.375% 4/11/27	800,000	800,160
Banco Mercantil del Norte SA 5 year CMT + 4.447%, VRN (b) 5.750% 10/04/31	500,000	499,000
Bank of America Corp. 2.000% 1/11/18	50,000	50,077
Bank of America Corp. 2.503% 10/21/22	425,000	419,567
Bank of America Corp. 3 mo. USD LIBOR + 1.021%, VRN 2.881% 4/24/23	425,000	425,785
Bank of Montreal 1.900% 8/27/21	565,000	554,454
Citigroup, Inc. 3 mo. USD LIBOR + 1.100%, FRN 2.279% 5/17/24	845,000	844,133
Commonwealth Bank of Australia (c) 2.750% 3/10/22	835,000	842,275
Corp Group Banking SA (b) 6.750% 3/15/23	500,000	499,240
The Goldman Sachs Group, Inc. 3 mo. USD LIBOR + 1.053%, VRN 2.908% 6/05/23	425,000	424,157
The Goldman Sachs Group, Inc. 3.000% 4/26/22	140,000	141,076
Industrial Senior Trust (b) 5.500% 11/01/22	500,000	511,250
JP Morgan Chase & Co. 2.972% 1/15/23	555,000	561,602
JP Morgan Chase & Co. 4.250% 10/01/27	545,000	568,490
Morgan Stanley 2.750% 5/19/22	570,000	569,877
Morgan Stanley 3.625% 1/20/27	560,000	564,026
MUFG Americas Holdings Corp. 1.625% 2/09/18	285,000	284,971

The accompanying notes are an integral part of the financial statements.

MML Dynamic Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
The PNC Financial Services Group, Inc. 3.300% 3/08/22	$540,000	$559,810
Royal Bank of Canada 2.125% 3/02/20	285,000	285,492
Royal Bank of Canada 2.500% 1/19/21	135,000	135,919
Royal Bank of Scotland Group PLC 3 mo. USD LIBOR + 1.480%, VRN 3.498% 5/15/23	860,000	865,577
Sumitomo Mitsui Financial Group, Inc. 2.058% 7/14/21	385,000	378,515
Sumitomo Mitsui Financial Group, Inc. 2.934% 3/09/21	445,000	452,072
Wells Fargo & Co. 3.069% 1/24/23	555,000	562,775
Wells Fargo & Co. 3 mo. USD LIBOR + 1.310%, VRN 3.584% 5/22/28	580,000	586,166
Westpac Banking Corp. 2.000% 8/19/21	70,000	68,948
Westpac Banking Corp. 2.500% 6/28/22	55,000	54,763
Westpac Banking Corp. 2.600% 11/23/20	480,000	485,171

		13,994,149

Beverages — 0.1%
Anheuser-Busch InBev Finance, Inc. 4.900% 2/01/46	250,000	282,160

Building Materials — 0.1%
Builders FirstSource, Inc. (c) 5.625% 9/01/24	210,000	218,662
CIMPOR Financial Operations BV (b) 5.750% 7/17/24	400,000	338,820

		557,482

Chemicals — 0.2%
Grupo Idesa SA de CV (b) 7.875% 12/18/20	850,000	769,250
Hexion, Inc. (c) 10.375% 2/01/22	210,000	207,900

		977,150

Coal — 0.1%
Peabody Energy Corp. (c) 6.000% 3/31/22	225,000	223,313

Commercial Services — 0.2%
KAR Auction Services, Inc. (c) 5.125% 6/01/25	125,000	127,344
Live Nation Entertainment, Inc. (c) 4.875% 11/01/24	220,000	223,300
Prime Security Services Borrower LLC/Prime Finance, Inc. (c) 9.250% 5/15/23	205,000	222,765

	Principal Amount	Value
S&P Global, Inc. 4.400% 2/15/26	$285,000	$306,386
The ServiceMaster Co. LLC (c) 5.125% 11/15/24	210,000	217,350

		1,097,145

Computers — 0.1%
Hewlett Packard Enterprise Co. STEP 3.600% 10/15/20	405,000	417,595

Cosmetics & Personal Care — 0.1%
Unilever Capital Corp. 2.900% 5/05/27	475,000	468,588

Diversified Financial Services — 1.5%
Air Lease Corp. 3.750% 2/01/22	585,000	610,467
Ally Financial, Inc. 4.125% 3/30/20	555,000	570,263
Ally Financial, Inc. 4.250% 4/15/21	30,000	31,050
American Express Credit Corp. 2.250% 8/15/19	65,000	65,560
American Express Credit Corp. 2.250% 5/05/21	600,000	599,072
American Express Credit Corp. 2.700% 3/03/22	520,000	524,791
Bantrab Senior Trust (b) 9.000% 11/14/20	300,000	291,431
Discover Financial Services 4.100% 2/09/27	720,000	721,244
Guanay Finance Ltd. (b) 6.000% 12/15/20	548,616	562,057
Interoceanica IV Finance Ltd. (b) 0.000% 11/30/25	1,046,920	853,240
National Rural Utilities Cooperative Finance Corp. 2.000% 1/27/20	360,000	360,988
NFP Corp. (c) (d) 6.875% 7/15/25	35,000	35,350
SURA Asset Management SA (c) 4.375% 4/11/27	700,000	707,000
Synchrony Financial 3.000% 8/15/19	555,000	562,824
Tempo Acquisition LLC/Tempo Acquisition Finance Corp. (c) 6.750% 6/01/25	220,000	224,950

		6,720,287

Electric — 2.7%
AES Andres BV/Dominican Power Partners/Empresa Generadora de Electricidad It (c) 7.950% 5/11/26	500,000	541,115
American Electric Power Co., Inc. 2.950% 12/15/22	313,000	318,670

The accompanying notes are an integral part of the financial statements.

MML Dynamic Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Berkshire Hathaway Energy Co. 6.500% 9/15/37	$699,000	$938,592
Calpine Corp. 5.750% 1/15/25	45,000	42,187
Comision Federal de Electricidad (b) 4.750% 2/23/27	200,000	205,750
DTE Energy Co. 3.800% 3/15/27	500,000	511,129
Duke Energy Corp. 3.750% 9/01/46	215,000	204,245
Duke Energy Florida LLC 3.200% 1/15/27	1,000,000	1,012,795
Duke Energy Progress, Inc. 4.150% 12/01/44	470,000	492,004
Eversource Energy 2.750% 3/15/22	1,000,000	1,007,532
Exelon Corp. 3.400% 4/15/26	1,040,000	1,036,493
Fortis, Inc. (c) 2.100% 10/04/21	580,000	568,077
Great Plains Energy, Inc. 3.900% 4/01/27	1,000,000	1,011,625
Israel Electric Corp. Ltd. (b) 5.000% 11/12/24	300,000	322,350
NextEra Energy Capital Holdings, Inc. 3.550% 5/01/27	280,000	284,448
NRG Energy, Inc. 7.250% 5/15/26	105,000	108,675
Pampa Energia SA (c) 7.500% 1/24/27	350,000	365,246
Sierra Pacific Power Co. 2.600% 5/01/26	1,000,000	965,282
The Southern Co. 1.850% 7/01/19	15,000	14,942
The Southern Co. 2.450% 9/01/18	820,000	825,394
Xcel Energy, Inc. 3.300% 6/01/25	1,000,000	1,008,867

		11,785,418

Electronics — 0.1%
Arrow Electronics, Inc. 3.875% 1/12/28	290,000	287,585

Engineering & Construction — 0.5%
Aeropuerto Internacional de Tocumen SA 5.750% 10/09/23	796,308	863,994
Aeropuertos Argentina SA (c) 6.875% 2/01/27	150,000	155,269
Mexico City Airport Trust (c) 4.250% 10/31/26	700,000	717,689
Sydney Airport Finance Co. Pty Ltd. (c) 3.375% 4/30/25	300,000	299,239

	Principal Amount	Value
Sydney Airport Finance Co. Pty Ltd. (c) 3.625% 4/28/26	$300,000	$302,270

		2,338,461

Entertainment — 0.2%
GLP Capital LP/GLP Financing II, Inc. 5.375% 4/15/26	205,000	223,920
Pinnacle Entertainment, Inc. (c) 5.625% 5/01/24	220,000	228,800
Six Flags Entertainment Corp. (c) 4.875% 7/31/24	220,000	221,346

		674,066

Environmental Controls — 0.1%
Waste Management, Inc. 4.100% 3/01/45	410,000	429,673

Food Services — 0.1%
Aramark Services, Inc. (c) 5.000% 4/01/25	210,000	221,813

Foods — 0.8%
Cosan Overseas Ltd. (b) 8.250% 11/29/49	500,000	500,300
JBS USA LUX SA/JBS USA Finance, Inc. (c) 5.750% 6/15/25	210,000	197,400
Kraft Heinz Foods Co. 2.000% 7/02/18	235,000	235,595
The Kroger Co. 3.400% 4/15/22	670,000	685,322
MARB BondCo PLC (c) 7.000% 3/15/24	300,000	289,875
Marfrig Holdings Europe BV (c) 8.000% 6/08/23	200,000	203,040
Pilgrim’s Pride Corp. (c) 5.750% 3/15/25	210,000	210,525
Sigma Alimentos SA de CV (b) 4.125% 5/02/26	200,000	203,200
Smithfield Foods, Inc. (c) 4.250% 2/01/27	550,000	562,672
Sysco Corp. 3.250% 7/15/27	580,000	571,064

		3,658,993

Forest Products & Paper — 0.5%
Georgia-Pacific LLC (c) 3.600% 3/01/25	1,125,000	1,158,905
International Paper Co. 3.000% 2/15/27	295,000	283,909
Inversiones CMPC SA (c) 4.375% 4/04/27	600,000	609,769

		2,052,583

The accompanying notes are an integral part of the financial statements.

MML Dynamic Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Gas — 0.4%
National Gas Co., of Trinidad & Tobago Ltd. (b) 6.050% 1/15/36	$500,000	$513,750
NGL Energy Partners LP/NGL Energy Finance Corp. (c) 7.500% 11/01/23	220,000	216,975
Transportadora de Gas del Peru SA (b) 4.250% 4/30/28	800,000	830,000

		1,560,725

Health Care – Products — 0.3%
Becton Dickinson and Co. 2.894% 6/06/22	860,000	862,688
Universal Hospital Services, Inc. 7.625% 8/15/20	210,000	213,413
Zimmer Biomet Holdings, Inc. 2.700% 4/01/20	220,000	222,006

		1,298,107

Health Care – Services — 0.5%
Acadia Healthcare Co., Inc. 5.625% 2/15/23	210,000	217,219
Air Medical Group Holdings, Inc. (c) 6.375% 5/15/23	160,000	151,600
Anthem, Inc. 2.300% 7/15/18	560,000	563,152
Centene Corp. 4.750% 1/15/25	210,000	215,775
CHS/Community Health Systems, Inc. 6.250% 3/31/23	210,000	216,794
Envision Healthcare Corp. (c) 6.250% 12/01/24	205,000	218,838
Laboratory Corp. of America Holdings 2.500% 11/01/18	545,000	549,331
Tenet Healthcare Corp. 8.125% 4/01/22	210,000	222,862

		2,355,571

Holding Companies-Diversified — 0.2%
CK Hutchison International Ltd. (c) 3.500% 4/05/27	600,000	602,683
Hutchison Whampoa Ltd. (b) 3.250% 11/08/22	300,000	306,391

		909,074

Home Furnishing — 0.1%
Tempur Sealy International, Inc. 5.625% 10/15/23	215,000	223,063

Household Products & Wares — 0.1%
Kronos Acquisition Holdings, Inc. (c) 9.000% 8/15/23	215,000	214,463

	Principal Amount	Value
Insurance — 0.7%
Athene Global Funding (c) 3.000% 7/01/22	$505,000	$501,532
Brighthouse Financial, Inc. (c) 3.700% 6/22/27	575,000	568,015
Liberty Mutual Group, Inc. (c) 6.500% 5/01/42	730,000	945,121
New York Life Global Funding (c) 2.300% 6/10/22	210,000	208,878
New York Life Global Funding (c) 2.900% 1/17/24	355,000	358,387
NUVEEN FINANCE LLC (c) 2.950% 11/01/19	540,000	547,718

		3,129,651

Internet — 0.1%
eBay, Inc. 2.750% 1/30/23	575,000	569,911

Iron & Steel — 0.1%
Cliffs Natural Resources, Inc. (c) 5.750% 3/01/25	15,000	14,137
Signode Industrial Group Lux SA/Signode Industrial Group US, Inc. (c) 6.375% 5/01/22	105,000	109,725
Vale Overseas Ltd. 5.875% 6/10/21	380,000	407,930

		531,792

Leisure Time — 0.1%
Sabre GLBL, Inc. (c) 5.250% 11/15/23	205,000	212,688
Viking Cruises Ltd. (c) 8.500% 10/15/22	205,000	215,250

		427,938

Lodging — 0.2%
Gohl Capital Ltd. (b) 4.250% 1/24/27	600,000	621,706
Hilton Domestic Operating Co., Inc. (c) 4.250% 9/01/24	215,000	217,956

		839,662

Machinery – Construction & Mining — 0.0%
BlueLine Rental Finance Corp./BlueLine Rental LLC (c) 9.250% 3/15/24	205,000	213,200

Media — 0.6%
CBS Corp. 2.500% 2/15/23	65,000	64,376
CCO Holdings LLC/CCO Holdings Capital Corp. (c) 5.125% 5/01/27	215,000	219,837
Cengage Learning, Inc. (c) 9.500% 6/15/24	235,000	207,975

The accompanying notes are an integral part of the financial statements.

MML Dynamic Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Charter Communications Operating LLC/Charter Communications Operating Capital 4.908% 7/23/25	$520,000	$561,766
Comcast Corp. 4.400% 8/15/35	525,000	564,342
CSC Holdings LLC 5.250% 6/01/24	215,000	219,322
Globo Comunicacao e Participacoes SA (c) 5.125% 3/31/27	400,000	397,000
Sirius XM Radio, Inc. (c) (d) 5.000% 8/01/27	220,000	221,650
TV Azteca SAB de CV (b) 7.500% 5/25/18	200,000	199,000

		2,655,268

Oil & Gas — 2.3%
Bharat Petroleum Corp. Ltd. (b) 4.625% 10/25/22	200,000	213,816
BP Capital Markets PLC 3.588% 4/14/27	48,000	48,703
BP Capital Markets PLC 3.723% 11/28/28	495,000	507,798
BPRL International Singapore Pte Ltd. (b) 4.375% 1/18/27	500,000	517,582
Canadian Natural Resources Ltd. 2.950% 1/15/23	860,000	853,147
CNOOC Finance Ltd. (b) 4.250% 1/26/21	200,000	210,339
CNOOC Finance USA LLC 3.500% 5/05/25	600,000	600,097
CNPC HK Overseas Capital Ltd. (b) 4.500% 4/28/21	700,000	744,672
Indian Oil Corp. Ltd. (b) 5.750% 8/01/23	200,000	225,049
MEG Energy Corp. (c) 7.000% 3/31/24	60,000	46,650
Noble Holding International Ltd. 7.750% 1/15/24	25,000	19,781
ONGC Videsh Vankorneft Pte Ltd. (b) 3.750% 7/27/26	850,000	840,068
Pertamina Persero PT (b) 5.625% 5/20/43	200,000	206,996
Petrobras Global Finance BV 7.250% 3/17/44	650,000	639,112
Petrobras Global Finance BV 7.375% 1/17/27	200,000	211,600
Petroleos Mexicanos 6.750% 9/21/47	290,000	292,865
Petronas Capital Ltd. (b) 3.500% 3/18/25	800,000	828,424
Phillips 66 5.875% 5/01/42	235,000	283,929

	Principal Amount	Value
Reliance Holding USA, Inc. (b) 5.400% 2/14/22	$600,000	$657,224
Reliance Industries Ltd. (b) 4.125% 1/28/25	300,000	310,082
Sanchez Energy Corp. 6.125% 1/15/23	245,000	196,000
Shell International Finance BV 1.375% 5/10/19	560,000	556,704
Sinopec Group Overseas Development Ltd. (b) 2.750% 9/29/26	900,000	841,560
SM Energy Co. 5.000% 1/15/24	235,000	207,975
Valero Energy Corp 6.625% 6/15/37	235,000	290,249

		10,350,422

Oil & Gas Services — 0.1%
FTS International, Inc. 6.250% 5/01/22	22,000	17,820
Schlumberger Holdings Corp. (c) 2.350% 12/21/18	270,000	271,602

		289,422

Packaging & Containers — 0.0%
Flex Acquisition Co., Inc. (c) 6.875% 1/15/25	205,000	213,200

Pharmaceuticals — 1.1%
AbbVie, Inc. 4.700% 5/14/45	550,000	584,453
Allergan Funding SCS 2.350% 3/12/18	551,000	553,300
AstraZeneca PLC 2.375% 11/16/20	275,000	276,582
AstraZeneca PLC 2.375% 6/12/22	290,000	289,317
Cardinal Health, Inc. 1.950% 6/15/18	555,000	556,468
Cardinal Health, Inc. 4.368% 6/15/47	180,000	185,993
Express Scripts Holding Co. 3.400% 3/01/27	440,000	424,655
inVentiv Group Holdings, Inc./inVentiv Health, Inc./inVentiv Health Clinical, Inc. (c) 7.500% 10/01/24	210,000	227,850
Mylan NV 3.150% 6/15/21	605,000	615,492
Shire Acquisitions Investments Ireland DAC 2.875% 9/23/23	580,000	574,880
Teva Pharmaceutical Finance Co. BV 2.950% 12/18/22	260,000	258,501

The accompanying notes are an integral part of the financial statements.

MML Dynamic Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Teva Pharmaceutical Finance Netherlands III BV 2.800% 7/21/23	$475,000	$462,006

		5,009,497

Pipelines — 0.7%
Enable Midstream Partners LP 4.400% 3/15/27	565,000	567,035
Energy Transfer LP 4.200% 4/15/27	70,000	69,978
Energy Transfer LP 4.750% 1/15/26	470,000	488,950
Fermaca Enterprises S de RL de CV (c) 6.375% 3/30/38	235,504	251,106
Kinder Morgan Energy Partners LP 6.950% 1/15/38	470,000	561,320
Sunoco Logistics Partners Operations LP 3.900% 7/15/26	750,000	735,894
Williams Partners LP 3.750% 6/15/27	290,000	287,049

		2,961,332

Private Equity — 0.0%
Icahn Enterprises LP/Icahn Enterprises Finance Corp. 6.250% 2/01/22	205,000	213,713

Real Estate Investment Trusts (REITS) — 0.9%
American Tower Corp. 3.550% 7/15/27	575,000	570,160
American Tower Corp. 4.400% 2/15/26	950,000	995,704
Boston Properties LP 4.125% 5/15/21	520,000	548,357
Crown Castle International Corp 3.700% 6/15/26	700,000	705,994
Crown Castle International Corp. 4.000% 3/01/27	225,000	231,588
ESH Hospitality, Inc. (c) 5.250% 5/01/25	215,000	222,794
Simon Property Group LP 3.375% 6/15/27	570,000	568,121

		3,842,718

Retail — 0.4%
1011778 BC ULC/New Red Finance, Inc. (c) 4.250% 5/15/24	220,000	218,612
El Puerto de Liverpool SAB de CV (b) 3.875% 10/06/26	300,000	294,750
The Home Depot, Inc. 3.000% 4/01/26	565,000	568,015
Lowe’s Cos., Inc. 3.100% 5/03/27	285,000	283,699
PetSmart, Inc. (c) 5.875% 6/01/25	115,000	110,831

	Principal Amount	Value
PetSmart, Inc. (c) 7.125% 3/15/23	$115,000	$102,350
Rite Aid Corp. (c) 6.125% 4/01/23	225,000	220,922

		1,799,179

Semiconductors — 0.2%
Applied Materials, Inc. 4.350% 4/01/47	280,000	297,194
Broadcom Corp./Broadcom Cayman Finance Ltd. (c) 3.625% 1/15/24	275,000	281,325
Maxim Integrated Products, Inc. 3.450% 6/15/27	285,000	283,311

		861,830

Software — 0.5%
Camelot Finance SA (c) 7.875% 10/15/24	75,000	80,813
Fidelity National Information Services, Inc. 3.625% 10/15/20	420,000	439,968
Genesys Telecommunications Laboratories, Inc./Greeneden Lux 3 Sarl/Greeneden US Ho (c) 10.000% 11/30/24	195,000	219,131
Informatica LLC (c) 7.125% 7/15/23	215,000	218,831
Microsoft Corp. 4.450% 11/03/45	520,000	578,589
Open Text Corp. (c) 5.875% 6/01/26	100,000	107,562
Oracle Corp. 4.125% 5/15/45	445,000	457,501
Sophia LP/Sophia Finance, Inc. (c) 9.000% 9/30/23	210,000	218,400

		2,320,795

Telecommunications — 1.3%
AT&T, Inc. 3.800% 3/01/24	550,000	562,434
Axiata SPV2 Bhd (b) 3.466% 11/19/20	200,000	204,534
Bharti Airtel Ltd. (b) 4.375% 6/10/25	500,000	499,993
British Telecommunications PLC 5.950% 1/15/18	1,025,000	1,047,966
Cincinnati Bell, Inc. (c) 7.000% 7/15/24	205,000	214,266
Digicel Group Ltd. (b) 7.125% 4/01/22	700,000	609,910
Empresa Nacional de Telecomunicaciones SA (b) 4.750% 8/01/26	200,000	205,917

The accompanying notes are an integral part of the financial statements.

MML Dynamic Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Frontier Communications Corp. 8.500% 4/15/20	$205,000	$215,506
Intelsat Jackson Holdings SA 7.250% 10/15/20	230,000	217,350
Ooredoo International Finance Ltd. (b) 3.875% 1/31/28	600,000	592,733
Orange SA 2.750% 2/06/19	564,000	571,154
Telesat Canada/Telesat LLC (c) 8.875% 11/15/24	195,000	218,887
Verizon Communications, Inc. 4.400% 11/01/34	565,000	559,834

		5,720,484

Transportation — 0.9%
Autoridad del Canal de Panama (b) 4.950% 7/29/35	200,000	218,000
Burlington Northern Santa Fe LLC 4.550% 9/01/44	505,000	559,772
CSX Corp. 3.800% 11/01/46	600,000	587,311
Empresa de Transporte de Pasajeros Metro SA (c) 5.000% 1/25/47	750,000	807,780
FedEx Corp. 4.750% 11/15/45	525,000	566,929
Lima Metro Line 2 Finance Ltd. (b) 5.875% 7/05/34	750,000	798,750
Union Pacific Corp. 3.000% 4/15/27	250,000	250,686

		3,789,228

Trucking & Leasing — 0.1%
Penske Truck Leasing Co. LP/PTL Finance Corp. (c) 4.200% 4/01/27	275,000	284,090

Water — 0.1%
American Water Capital Corp. 3.400% 3/01/25	500,000	517,046

TOTAL CORPORATE DEBT (Cost $102,880,920)		104,262,349

MUNICIPAL OBLIGATIONS — 0.1%
North Texas Municipal Water District Water System Revenue 5.000% 9/01/35	220,000	257,669

TOTAL MUNICIPAL OBLIGATIONS (Cost $250,893)		257,669

	Principal Amount	Value
NON-U.S. GOVERNMENT AGENCY OBLIGATIONS — 28.1%
Commercial MBS — 8.1%
BBCMS Mortgage Trust, Series 2017-C1, Class XA, VRN 1.696% 2/15/50	$4,598,132	$500,103
BXHTL Mortgage Trust, Series 2015-JWRZ, 1 mo. LIBOR + 1.230%, FRN (c) 2.389% 5/15/29	700,000	700,881
CD Mortgage Trust, Series 2017-CD4, Class XA, VRN 1.486% 5/10/50	5,823,756	553,367
CFCRE Commercial Mortgage Trust, Series 2016-C3, Class XA, VRN 1.241% 1/10/48	5,812,950	424,242
CFCRE Commercial Mortgage Trust, Series 2016-C3, Class D, VRN (c) 3.052% 1/10/48	563,000	414,031
CFCRE Commercial Mortgage Trust, Series 2016-C7, Class A3 3.839% 12/10/54	545,000	567,705
Citigroup Commercial Mortgage Trust, Series 2015-GC35, Class XA, VRN 0.898% 11/10/48	5,329,667	270,946
Citigroup Commercial Mortgage Trust, Series 2016-P4, Class XA, VRN 2.170% 7/10/49	3,762,040	491,252
Citigroup Commercial Mortgage Trust, Series 2016-P4, Class A4 2.902% 7/10/49	547,000	537,273
Citigroup Commercial Mortgage Trust, Series 2015-GC27, Class A5 3.137% 2/10/48	276,000	276,954
Citigroup Commercial Mortgage Trust, Series 2016-SMPL, Class D, VRN (c) 3.520% 9/10/31	534,000	532,402
Citigroup Commercial Mortgage Trust, Series 2016-P6, Class A5, VRN 3.720% 12/10/49	435,000	455,008
Citigroup Commercial Mortgage Trust, Series 2015-GC31, Class C, VRN 4.199% 6/10/48	700,000	648,339
Citigroup Commercial Mortgage Trust, Series 2015-GC35, Class C, VRN 4.651% 11/10/48	413,000	411,690
CLNS Trust, Series 2017-IKPR, Class D, 1 mo. LIBOR, FRN (c) 3.050% 6/11/32	190,000	190,184
CLNS Trust, Series 2017-IKPR, Class E, 1 mo. LIBOR + 3.500%, FRN (c) 4.500% 6/11/32	190,000	190,182

The accompanying notes are an integral part of the financial statements.

MML Dynamic Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
CLNS Trust, Series 2017-IKPR, Class F, 1 mo. LIBOR + 4.500%, FRN (c) 5.500% 6/11/32	$190,000	$190,186
COMM Mortgage Trust, Series 2016-DC2, Class XA, VRN 1.224% 2/10/49	990,442	67,223
COMM Mortgage Trust, Series 2016-GCT, Class E, VRN (c) 3.577% 8/10/29	210,000	204,962
COMM Mortgage Trust, Series 2015-CR22, Class D, VRN (c) 4.261% 3/10/48	650,000	523,991
COMM Mortgage Trust, Series 2012-CR4, Class D, VRN (c) 4.725% 10/15/45	738,000	638,266
COMM Mortgage Trust, Series 2015-LC23, Class C, VRN 4.801% 10/10/48	470,000	483,876
Commercial Mortgage Trust, Series 2016-CR28, Class C, VRN 4.802% 2/10/49	517,000	511,761
Commercial Mortgage Trust, Series 2007-GG11, Class AM, VRN 5.867% 12/10/49	650,000	651,555
Cosmopolitan Hotel Trust, Series 2016-CSMO, Class C, 1 mo. LIBOR + 2.650%, FRN (c) 3.809% 11/15/33	370,000	373,352
Credit Suisse Commercial Mortgage Trust, Series 2007-C4, Class A1AM, VRN 6.253% 9/15/39	100,754	100,939
Credit Suisse Commercial Mortgage Trust, Series 2008-C1, Class AM, VRN (c) 6.520% 2/15/41	700,000	708,581
Credit Suisse Mortgage Capital Certificates, Series 2017-CHOP, Class D, 1 mo. LIBOR + 1.900%, FRN (c) 2.996% 7/15/32	285,000	285,089
Credit Suisse Mortgage Capital Certificates, Series 2017-CHOP, Class E, 1 mo. LIBOR + 3.300%, FRN (c) 4.396% 7/15/32	285,000	285,068
CSAIL Commercial Mortgage Trust, Series 2015-C1, Class XA, VRN 1.093% 4/15/50	9,244,929	482,582
CSAIL Commercial Mortgage Trust, Series 2017-C8, Class XA, VRN 1.259% 6/15/50	6,702,000	569,537
CSAIL Commercial Mortgage Trust, Series 2015-C4, Class C, VRN 4.737% 11/15/48	427,000	428,830

	Principal Amount	Value
CSMC Trust, Series 2017-LSTK, Class C (c) 3.229% 4/05/33	$257,000	$259,837
CSMC Trust, Series 2017-LSTK, Class D, VRN (c) 3.442% 4/05/33	306,000	304,593
GS Mortgage Securities Corp. II, Series 2013-GC10, Class XA, VRN 1.731% 2/10/46	5,572,403	373,485
GS Mortgage Securities Trust, Series 2015-GS1, Class XA, VRN 0.978% 11/10/48	8,168,590	453,525
GS Mortgage Securities Trust, Series 2014-GC20, Class XA, VRN 1.170% 4/10/47	6,971,139	368,867
GS Mortgage Securities Trust, Series 2014-GC26, Class D, VRN (c) 4.643% 11/10/47	940,000	804,726
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2015-JP1, Class XA, VRN 1.302% 1/15/49	5,388,424	307,240
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2016-JP2, Class XA, VRN 2.013% 8/15/49	3,220,860	414,736
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2016-JP2, Class B, VRN 3.460% 8/15/49	174,000	171,517
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2016-JP2, Class C, VRN 3.946% 8/15/49	134,000	131,172
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2007-LDPX, Class AM, VRN 5.464% 1/15/49	349,857	349,675
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2007-LD12, Class AM, VRN 6.264% 2/15/51	484,321	488,568
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2007-CB20, Class AJ, VRN 6.433% 2/12/51	510,000	515,597
JPMBB Commercial Mortgage Securities Trust, Series 2015-C30, Class XA, VRN 0.839% 7/15/48	11,066,226	383,958
JPMBB Commercial Mortgage Securities Trust, Series 2015-C29, Class XA, VRN 1.078% 5/15/48	12,274,820	474,979

The accompanying notes are an integral part of the financial statements.

MML Dynamic Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
JPMBB Commercial Mortgage Securities Trust, Series 2014-C25, Class XA, VRN 1.137% 11/15/47	$5,168,737	$264,030
JPMBB Commercial Mortgage Securities Trust, Series 2015-C28, Class XA, VRN 1.330% 10/15/48	8,882,109	520,278
JPMBB Commercial Mortgage Securities Trust, Series 2015-C27, Class D, VRN (c) 3.984% 2/15/48	704,000	566,135
JPMBB Commercial Mortgage Securities Trust, Series 2015-C30, Class B, VRN 4.453% 7/15/48	610,000	602,623
JPMBB Commercial Mortgage Securities Trust, Series 2015-C33, Class C, VRN 4.772% 12/15/48	527,000	544,622
JPMBB Commercial Mortgage Securities Trust, Series 2015-C32, Class C, VRN 4.818% 11/15/48	100,000	96,327
JPMBB Commercial Mortgage Securities Trust, Series 2016-C1, Class C, VRN 4.905% 3/15/49	466,000	484,979
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C26, Class D (c) 3.060% 10/15/48	650,000	511,495
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C27, Class D, VRN (c) 3.237% 12/15/47	504,000	368,187
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C20, Class A4 3.249% 2/15/48	175,000	177,622
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2016-C32, Class A4 3.720% 12/15/49	454,000	475,396
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C19, Class C 4.000% 12/15/47	650,000	613,398
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C23, Class C, VRN 4.272% 7/15/50	650,000	624,609
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C27, Class C, VRN 4.687% 12/15/47	351,000	331,940
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2016-C29, Class C, VRN 4.911% 5/15/49	475,000	495,018
Morgan Stanley Capital I, Series 2007-HQ11, Class AJ, VRN 5.508% 2/12/44	252,845	252,919

	Principal Amount	Value
Morgan Stanley Capital I Trust, Series 2015-UBS8, Class XA, VRN 1.120% 12/15/48	$6,615,551	$408,103
Morgan Stanley Capital I Trust, Series 2016-UB11, Class XA, VRN 1.814% 8/15/49	1,598,813	165,110
Morgan Stanley Capital I Trust, Series 2015-XLF2, Class AFSC, 1 mo. LIBOR + 3.000%, FRN (c) 4.027% 8/15/26	478,000	478,803
Morgan Stanley Capital I Trust, Series 2017-PRME, Class D, 1 mo. LIBOR + 3.400%, FRN (c) 4.559% 2/15/34	425,000	421,881
MSCG Trust, Series 2016-SNR, Class C (c) 5.205% 11/15/34	539,000	542,721
PFP Ltd., Series 2017-3, Class A, 1 mo. LIBOR + 1.050%, FRN (c) 2.222% 1/14/35	197,000	197,369
PFP Ltd., Series 2017-3, Class AS, 1 mo. LIBOR + 1.300%, FRN (c) 2.472% 1/14/35	164,000	164,366
PFP Ltd., Series 2017-3, Class B, 1 mo. LIBOR + 1.750%, FRN (c) 2.922% 1/14/35	94,000	94,410
PFP Ltd., Series 2017-3, Class C, 1 mo. LIBOR + 2.500%, FRN (c) 3.672% 1/14/35	99,000	99,556
RAIT Trust, Series 2017-FL7, Class A, 1 mo. LIBOR + ..950%, FRN (c) 2.100% 6/15/37	505,000	505,007
RAIT Trust, Series 2017-FL7, Class AS, 1 mo. LIBOR + 1.300%, FRN (c) 2.450% 6/15/37	141,000	141,065
SG Commercial Mortgage Securities Trust, Series 2016-C5, Class XA, VRN 2.186% 10/10/48	3,968,467	503,944
Sutherland Commercial Mortgage Loans LLC, Series 2015-SBC4, Class A (c) 4.000% 6/25/39	243,670	242,401
Wachovia Bank Commercial Mortgage Trust Series, Series 2007-C30, Class AJ, VRN 5.413% 12/15/43	330,976	336,946
Wachovia Bank Commercial Mortgage Trust Series, Series 2006-C28, Class AJ, VRN 5.632% 10/15/48	556,209	561,798
Wachovia Bank Commercial Mortgage Trust Series, Series 2007-C32, Class AMFX (c) 5.703% 6/15/49	164,553	164,535

The accompanying notes are an integral part of the financial statements.

MML Dynamic Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Wells Fargo Commercial Mortgage Trust, Series 2015-NXS2, Class XA, VRN 0.926% 7/15/58	$12,823,550	$530,547
Wells Fargo Commercial Mortgage Trust, Series 2015-P2, Class XA, VRN 1.165% 12/15/48	5,485,377	333,339
Wells Fargo Commercial Mortgage Trust, Series 2015-C31, Class XA, VRN 1.257% 11/15/48	6,714,545	456,333
Wells Fargo Commercial Mortgage Trust, Series 2016-NXS6, Class XA, VRN 1.802% 11/15/49	2,400,912	246,830
Wells Fargo Commercial Mortgage Trust, Series 2015-P2, Class A4 3.809% 12/15/48	392,000	411,890
Wells Fargo Commercial Mortgage Trust, Series 2014-LC16, Class D (c) 3.938% 8/15/50	560,000	445,161
Wells Fargo Commercial Mortgage Trust, Series 2015-LC22, Class C, VRN 4.692% 9/15/58	390,000	389,993
Wells Fargo Commercial Mortgage Trust, Series 2015-NXS4, Class C, VRN 4.755% 12/15/48	421,000	429,909
Wells Fargo Commercial Mortgage Trust, Series 2015-C31, Class C, VRN 4.765% 11/15/48	468,000	481,450
WFRBS Commercial Mortgage Trust, Series 2014-C21, Class XA, VRN 1.296% 8/15/47	12,709,299	711,538

		35,867,415

Home Equity ABS — 0.9%
GSAA Home Equity Trust, Series 2007-10, Class A2A 6.500% 11/25/37	5,168,903	3,832,631

Other ABS — 9.2%
Adams Mill CLO Ltd., Series 2014-1A, Class A1, 3 mo. USD LIBOR + 1.480%, FRN (c) 2.638% 7/15/26	500,000	500,251
ALM VII R Ltd., Series 2013-7RA, Class CR, 3 mo. USD LIBOR + 4.040%, FRN (c) 5.198% 10/15/28	1,000,000	1,012,412

	Principal Amount	Value
ALM XIX LLC, Series 2016-19A, Class B, 3 mo. USD LIBOR + 3.000%, FRN (c) 4.158% 7/15/28	$500,000	$504,564
ALM XIX LLC, Series 2016-19A, Class C, 3 mo. USD LIBOR + 4.350%, FRN (c) 5.508% 7/15/28	500,000	509,754
Anchorage Capital CLO Ltd., Series 2014-5A, Class AR, 3 mo. USD LIBOR + 1.150%, FRN (c) 2.308% 10/15/26	1,000,000	999,996
Blackbird Capital Aircraft Lease Securitization Ltd., Series 2016-1A, Class B, STEP (c) 5.682% 12/16/41	973,958	991,679
BlueMountain CLO II Ltd., Series 2006-2A, Class C, 3 mo. USD LIBOR + 0.800%, FRN (c) 2.002% 7/15/18	34,925	34,914
BlueMountain CLO Ltd., Series 2015-2A, Class C, 3 mo. USD LIBOR + 2.700%, FRN (c) 3.858% 7/18/27	1,000,000	1,002,851
BlueMountain CLO Ltd., Series 2015-3A, Class B, 3 mo. USD LIBOR + 3.100%, FRN (c) 4.256% 10/20/27	1,000,000	1,005,528
BlueMountain CLO Ltd., Series 2015-3A, Class C, 3 mo. USD LIBOR + 3.550%, FRN (c) 4.706% 10/20/27	1,000,000	1,001,884
BlueMountain CLO Ltd., Series 2015-2A, Class D, 3 mo. USD LIBOR + 3.550%, FRN (c) 4.708% 7/18/27	1,000,000	1,003,619
BlueMountain CLO Ltd., Series 2013-1A, Class CR, 3 mo. USD LIBOR + 4.150%, FRN (c) 5.306% 1/20/29	1,000,000	1,010,644
Carlyle Global Market Strategies CLO Ltd., Series 2016-2A, Class D2, 3 mo. USD LIBOR + 6.450%, FRN (c) 7.608% 7/15/27	500,000	502,218
Castle Aircraft SecuritizationTrust, Series 2015-1A, Class A (c) 4.703% 12/15/40	1,565,010	1,586,433
CLI Funding V LLC, Series 2014-2A, Class A (c) 3.380% 10/18/29	508,454	507,885
Dryden XXV Senior Loan Fund, Series 2012-25A, Class D, 3 mo. USD LIBOR + 4.000%, FRN (c) 5.158% 1/15/25	833,000	834,152

The accompanying notes are an integral part of the financial statements.

MML Dynamic Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Element Rail Leasing II LLC, Series 2016-1A, Class A2 (c) 5.047% 3/19/46	$500,000	$519,467
Global SC Finance II SRL, Series 2014-1A, Class A1 (c) 3.190% 7/17/29	502,917	493,465
Goldentree Loan Opportunities X Ltd., Series 2015-10A, Class D, 3 mo. USD LIBOR + 3.350%, FRN (c) 4.506% 7/20/27	1,000,000	995,605
Helios Issuer LLC, Series 2017-1A, Class A (c) 4.940% 9/20/49	250,000	249,744
HERO Funding Trust, Series 2016-4A, Class A2 (c) 4.290% 9/20/47	470,721	502,127
LCM XVIII LP, Series 19A, Class D, 3 mo. USD LIBOR + 3.450%, FRN (c) 4.608% 7/15/27	1,000,000	998,700
Madison Park Funding Ltd., Series 2007-6A, Class C, 3 mo. USD LIBOR + 1.000%, FRN (c) 2.167% 7/26/21	1,000,000	994,548
Madison Park Funding XV Ltd., Series 2014-15A, Class DR, 3 mo. USD LIBOR + 5.440%, FRN (c) 6.610% 1/27/26	1,000,000	1,000,142
Madison Park Funding XVIII Ltd., Series 2015-18A, Class D2, 3 mo. USD LIBOR + 3.950%, FRN (c) 5.106% 10/21/26	1,000,000	1,001,804
Merrill Lynch Mortgage Investors Trust, Series 2006-OPT1, Class A2C, 1 mo. USD LIBOR + 0.150%, FRN 1.366% 8/25/37	3,060,734	2,900,563
Mosaic Solar Loans LLC, Series 2017-1A, Class A (c) 4.450% 6/20/42	845,412	857,983
Octagon Investment Partners Ltd., Series 2017-1A, Class C, 3 mo. USD LIBOR + 3.500%, FRN (c) 4.747% 3/17/30	1,000,000	998,297
Octagon Investment Partners Ltd., Series 2017-1A, Class D, 3 mo. USD LIBOR + 6.200%, FRN (c) 7.447% 3/17/30	500,000	496,271
Octagon Investment Partners XIV Ltd., Series 2012-1A, Class CR, 3 mo. USD LIBOR + 4.000%, FRN (c) 5.158% 7/15/29	1,000,000	999,983
OneMain Financial Issuance Trust, Series 2015-2A, Class A (c) 2.570% 7/18/25	175,489	175,756

	Principal Amount	Value
OneMain Financial Issuance Trust, Series 2015-1A, Class A (c) 3.190% 3/18/26	$3,000,000	$3,026,931
Springleaf Funding Trust, Series 2015-AA, Class A (c) 3.160% 11/15/24	3,000,000	3,026,579
TAL Advantage V LLC, Series 2013-1A, Class A (c) 2.830% 2/22/38	283,333	279,007
TAL Advantage V LLC, Series 2014-1A, Class A (c) 3.510% 2/22/39	458,667	459,471
TCI-Cent CLO Income Note Issuer Ltd., Series 2017-1A, Class C, 3 mo. USD LIBOR + 3.650%, FRN (c) (d) 7/25/30	500,000	500,000
TCI-Cent CLO Ltd., Series 2016-1A, Class C, 3 mo. USD LIBOR + 4.000%, FRN (c) 5.170% 12/21/29	1,000,000	1,006,947
Thacher Park CLO Ltd., Series 2014-1A, Class D1R, 3 mo. USD LIBOR + 3.400%, FRN (c) 4.556% 10/20/26	1,000,000	1,000,002
THL Credit Wind River CLO Ltd., Series 2016-1A, Class C, 3 mo. USD LIBOR + 3.200%, FRN (c) 4.358% 7/15/28	500,000	504,573
THL Credit Wind River CLO Ltd., Series 2017-1A, Class D, 3 mo. USD LIBOR + 3.750%, FRN (c) 4.784% 4/18/29	1,000,000	1,004,274
THL Credit Wind River CLO Ltd., Series 2012-1A, Class DR, 3 mo. USD LIBOR + 4.100%, FRN (c) 5.258% 1/15/26	1,000,000	1,008,883
Venture XVII CLO Ltd., Series 2014-17A, Class B2R, 3 mo. USD LIBOR + 1.600%, FRN (c) (d) 7/15/26	1,000,000	1,000,000
Venture XVII CLO Ltd., Series 2014-17A, Class B2, 3 mo. USD LIBOR + 2.100%, FRN (c) 3.258% 7/15/26	1,000,000	1,000,594
Westcott Park Clo Ltd., Series 2016-1A, Class D, 3 mo. USD LIBOR + 4.350%, FRN (c) 5.506% 7/20/28	500,000	508,650

		40,519,150

WL Collateral CMO — 9.3%
Citigroup Mortgage Loan Trust, Series 2007-AR5, Class 1A2A, VRN 3.350% 4/25/37	3,475,309	3,224,592

The accompanying notes are an integral part of the financial statements.

MML Dynamic Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
CitiMortgage Alternative Loan Trust, Series 2006-A1, Class 1A5 5.500% 4/25/36	$3,832,728	$3,676,786
Countrywide Alternative Loan Trust, Series 2006-13T1, Class A11 6.000% 5/25/36	3,012,117	2,484,874
Countrywide Alternative Loan Trust, Series 2006-36T2, Class 2A1 6.250% 12/25/36	4,961,523	3,610,997
Countrywide Home Loans Mortgage Pass-Through Trust, Series 2007-HYB2, Class 3A1, VRN 3.362% 2/25/47	2,428,688	2,099,069
Countrywide Home Loans Mortgage Pass-Through Trust, Series 2007-14, Class A6 6.000% 9/25/37	2,391,945	2,158,353
CSMC Trust, Series 2015-RPL3, Class A1, STEP (c) 3.750% 12/25/56	5,073,765	5,163,668
HarborView Mortgage Loan Trust, Series 2006-11, Class A1A, 1 mo. USD LIBOR + 0.170%, FRN 1.379% 12/19/36	1,941,344	1,694,687
IndyMac INDX Mortgage Loan Trust, Series 2007-AR5, Class 2A1, VRN 3.522% 5/25/37	4,108,990	3,649,526
Morgan Stanley Mortgage Loan Trust, Series 2005-3AR, Class 2A1, VRN 3.174% 7/25/35	957,425	854,171
Nomura Asset Acceptance Corp. Alternative Loan Trust, Series 2006-AR1, Class 2A1, VRN 3.583% 2/25/36	3,787,444	3,146,026
RBSSP Resecuritization Trust, Series 2009-5, Class 2A3, VRN (c) 6.500% 10/26/37	1,521,128	1,279,380
RFMSI Trust, Series 2007-S4, Class A5, 1 mo. USD LIBOR + 0.600%, FRN 6.000% 4/25/37	712,659	725,740
Structured Adjustable Rate Mortgage Loan Trust, Series 2008-1, Class A2, VRN 3.364% 10/25/37	2,217,120	2,110,085
Towd Point Mortgage Trust, Series 2015-2, Class 1A13, VRN (c) 2.500% 11/25/60	4,071,266	4,080,088
Washington Mutual Mortgage Pass-Through Certificates Trust, Series 2006-4, Class 3A5, STEP 6.350% 5/25/36	1,684,674	1,304,885

		41,262,927

	Principal Amount	Value
WL Collateral PAC — 0.6%
Countrywide Alternative Loan Trust, Series 2006-19CB, Class A15 6.000% 8/25/36	$2,937,201	$2,634,016

TOTAL NON-U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $124,628,793)		124,116,139

SOVEREIGN DEBT OBLIGATIONS — 3.1%
Argentine Republic Government International Bond 6.875% 1/26/27	850,000	880,600
Brazil Government International Bond 5.625% 1/07/41	800,000	770,000
Chile Government International Bond 3.125% 3/27/25	400,000	408,400
Chile Government International Bond 3.125% 1/21/26	600,000	611,970
Chile Government International Bond 3.860% 6/21/47	200,000	200,500
Corp Financiera de Desarrollo SA (b) 4.750% 7/15/25	200,000	214,250
Dominican Republic International Bond (c) 5.950% 1/25/27	1,100,000	1,149,500
Dominican Republic International Bond (b) 6.850% 1/27/45	400,000	426,000
Export-Import Bank of India (b) 4.000% 1/14/23	200,000	207,947
Fondo MIVIVIENDA SA (c) 3.500% 1/31/23	150,000	151,800
Guatemala Government Bond (b) 4.500% 5/03/26	200,000	202,118
Guatemala Government Bond (b) 4.875% 2/13/28	200,000	205,500
Indonesia Government International Bond (c) 4.350% 1/08/27	500,000	521,410
Israel Government International Bond 2.875% 3/16/26	400,000	398,387
Korea Development Bank, The 3.000% 1/13/26	200,000	198,355
Korea International Bond 2.750% 1/19/27	800,000	784,696
Malaysia Sovereign Sukuk Bhd (b) 3.043% 4/22/25	500,000	499,200
Mexico Government International Bond 4.125% 1/21/26	200,000	207,900
Mexico Government International Bond 4.150% 3/28/27	2,048,000	2,120,704
Mexico Government International Bond 4.750% 3/08/44	100,000	100,100

The accompanying notes are an integral part of the financial statements.

MML Dynamic Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Panama Government International Bond 3.875% 3/17/28	$1,000,000	$1,025,000
Panama Government International Bond 4.300% 4/29/53	200,000	196,500
Panama Government International Bond 4.500% 5/15/47	200,000	202,500
Perusahaan Penerbit SBSN Indonesia III (c) 4.150% 3/29/27	400,000	406,000
Perusahaan Penerbit SBSN Indonesia III (b) 4.150% 3/29/27	200,000	203,000
Philippine Government International Bond 3.700% 2/02/42	600,000	604,679
Philippine Government International Bond 4.200% 1/21/24	600,000	657,311
Provincia de Buenos Aires (c) 7.875% 6/15/27	250,000	258,825

		13,813,152

TOTAL SOVEREIGN DEBT OBLIGATIONS (Cost $13,516,708)		13,813,152

U.S. GOVERNMENT AGENCY OBLIGATIONS AND INSTRUMENTALITIES — 12.0%
Collateralized Mortgage Obligations — 6.0%
Federal Home Loan Mortgage Corp. Series 4481, Class B 3.000% 12/15/42	7,938,979	8,033,175
Series 4483, Class CA 3.000% 6/15/44	7,430,841	7,514,824
Federal Home Loan Mortgage Corp. Multifamily Structured Pass Through Certificates Series K722, Class X1 VRN 1.442% 3/25/23	6,719,266	406,211
Series K053, Class A2 2.995% 12/25/25	463,000	472,178
Series K050, Class A2 VRN 3.334% 8/25/25	350,000	366,327
Federal National Mortgage Association Series 2016-M3, Class A2 2.702% 2/25/26	465,000	461,606
Series 2015-9, Class HA 3.000% 1/25/45	1,207,004	1,232,810
Government National Mortgage Association Series 2015-74, Class LZ 3.500% 5/20/45	3,080,569	3,062,657
Series 2015-92, Class CZ 3.500% 6/20/45	4,901,651	4,889,666

		26,439,454

	Principal Amount	Value
Pass-Through Securities — 6.0%
Federal Home Loan Mortgage Corp. Pool #G08658 3.000% 8/01/45	$4,238,873	$4,239,370
Pool #G08632 3.500% 3/01/45	3,484,864	3,584,509
Federal National Mortgage Association Pool #AL9238 3.000% 10/01/41	4,724,137	4,744,621
Pool #MA2248 3.000% 4/01/45	2,937,824	2,911,544
Pool #MA2711 3.000% 8/01/46	6,539,642	6,481,142
Pool #AS7661 3.000% 8/01/46	1,844,204	1,827,706
Pool #AX2501 4.000% 10/01/44	2,781,102	2,923,633

		26,712,525

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS AND INSTRUMENTALITIES (Cost $52,884,297)		53,151,979

U.S. TREASURY OBLIGATIONS — 27.1%
U.S. Treasury Bonds & Notes — 27.1%
U.S. Treasury Bond 2.750% 11/15/42	11,210,000	11,080,384
U.S. Treasury Bond 2.875% 8/15/45	6,990,000	7,029,210
U.S. Treasury Note 0.625% 9/30/17	8,230,000	8,220,484
U.S. Treasury Note 0.875% 11/30/17	6,450,000	6,443,097
U.S. Treasury Note 1.000% 2/15/18	7,510,000	7,500,348
U.S. Treasury Note 1.000% 5/15/18	1,200,000	1,197,136
U.S. Treasury Note 1.000% 5/31/18	1,680,000	1,675,761
U.S. Treasury Note 1.500% 5/31/20	10,560,000	10,545,315
U.S. Treasury Note 1.500% 2/28/23	730,000	710,609
U.S. Treasury Note 1.625% 5/15/26	14,290,000	13,547,254
U.S. Treasury Note 1.750% 12/31/20	855,000	857,565
U.S. Treasury Note 1.750% 3/31/22	17,380,000	17,290,521
U.S. Treasury Note 2.000% 11/30/20	10,080,000	10,198,361

The accompanying notes are an integral part of the financial statements.

MML Dynamic Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
U.S. Treasury Note 2.125% 2/29/24	$12,310,000	$12,324,426
U.S. Treasury Note 2.250% 3/31/21	11,120,000	11,339,794

		119,960,265

TOTAL U.S. TREASURY OBLIGATIONS (Cost $119,971,723)		119,960,265

TOTAL BONDS & NOTES (Cost $414,133,334)		415,561,553

	Number of Shares

MUTUAL FUNDS — 2.7%
Diversified Financial Services — 2.7%
DoubleLine Floating Rate Fund	1,202,268	11,902,453

TOTAL MUTUAL FUNDS (Cost $12,154,937)		11,902,453

TOTAL LONG-TERM INVESTMENTS (Cost $426,351,955)		427,507,798

	Principal Amount
SHORT-TERM INVESTMENTS — 3.1%
Repurchase Agreement — 3.1%
State Street Bank & Trust Co. Repurchase Agreement, dated 6/30/17, 0.050%, due 7/03/17 (e)	$13,568,738	13,568,738

Time Deposit — 0.0%
Euro Time Deposit 0.090% 7/03/17	11,701	11,701

TOTAL SHORT-TERM INVESTMENTS (Cost $13,580,439)		13,580,439

TOTAL INVESTMENTS — 99.8% (Cost $439,932,394) (f)		441,088,237

Other Assets/(Liabilities) — 0.2%		893,579

NET ASSETS — 100.0%		$441,981,816

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

ABS	Asset-Backed Security
CLO	Collateralized Loan Obligation
CMO	Collateralized Mortgage Obligation
CMT	Constant Maturity Treasury Index
FRN	Floating Rate Note
MBS	Mortgage-Backed Security
PAC	Planned Amortization Class
STEP	Step Up Bond
VRN	Variable Rate Note
WL	Whole Loan
(a)	Non-income producing security.
(b)	Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At June 30, 2017, these securities amounted to a value of $19,305,149 or 4.37% of net assets.
(c)	Securities exempt from registration under rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2017, these securities amounted to a value of $85,398,881 or 19.32% of net assets.
(d)	A portion of this security is purchased on a when-issued, delayed-delivery or forward commitment basis. (Note 2).
(e)	Maturity value of $13,568,795. Collateralized by U.S. Government Agency obligations with a rate of 1.625%, maturity dates ranging from 4/30/19 – 6/30/19, and an aggregate market value, including accrued interest, of $13,843,636.
(f)	See Note 6 for aggregate cost for federal tax purposes.

Country weightings, as a percentage of net assets, is as follows:

United States	78.6%
Cayman Islands	6.9%
Mexico	1.5%
Netherlands	0.8%
United Kingdom	0.8%
Chile	0.8%
Canada	0.7%
Australia	0.7%
Panama	0.6%
Malaysia	0.5%
British Virgin Islands	0.4%
Dominican Republic	0.4%
Argentina	0.4%
India	0.3%
Bermuda	0.3%
Singapore	0.3%
Indonesia	0.3%
Philippines	0.3%
Peru	0.3%
Brazil	0.3%
Luxembourg	0.2%

The accompanying notes are an integral part of the financial statements.

MML Dynamic Bond Fund – Portfolio of Investments (Continued)

Notes to Portfolio of Investments (Continued)

Republic of Korea	0.2%
Colombia	0.2%
Japan	0.2%
Israel	0.2%
Ireland	0.1%
France	0.1%
Trinidad And Tobago	0.1%
Barbados	0.1%
Guatemala	0.1%

Total Long-Term Investments	96.7%
Short-Term Investments and Other Assets and Liabilities	3.3%

Net Assets	100.0%

The accompanying notes are an integral part of the financial statements.

MML Equity Rotation Fund – Portfolio of Investments

June 30, 2017 (Unaudited)

	Number of Shares	Value
EQUITIES — 97.4%

COMMON STOCK — 97.4%
Basic Materials — 8.0%
Chemicals — 4.3%
The Chemours Co.	11,600	$439,872
Eastman Chemical Co.	300	25,197
Huntsman Corp.	25,200	651,168
Praxair, Inc.	200	26,510

		1,142,747

Iron & Steel — 3.0%
ArcelorMittal (a)	15,633	355,338
Nucor Corp.	4,800	277,776
Reliance Steel & Aluminum Co.	2,100	152,901

		786,015

Mining — 0.7%
BHP Billiton Ltd. Sponsored ADR	5,000	177,950

		2,106,712

Communications — 13.2%
Internet — 10.2%
Alibaba Group Holding Ltd. Sponsored ADR (a)	1,500	211,350
Alphabet, Inc. Class A (a)	280	260,310
Alphabet, Inc. Class C (a)	50	45,437
Amazon.com, Inc. (a)	1,590	1,539,120
Facebook, Inc. Class A (a)	3,110	469,548
VeriSign, Inc. (a)	1,900	176,624

		2,702,389

Media — 0.8%
News Corp. Class A	2,400	32,880
Scripps Networks Interactive, Inc. Class A	2,600	177,606

		210,486

Telecommunications — 2.2%
AT&T, Inc.	5,000	188,650
Cisco Systems, Inc.	6,000	187,800
Sprint Corp. (a)	9,300	76,353
Zayo Group Holdings, Inc. (a)	3,900	120,510

		573,313

		3,486,188

Consumer, Cyclical — 8.6%
Airlines — 0.8%
Delta Air Lines, Inc.	3,700	198,838

Auto Manufacturers — 0.9%
General Motors Co.	6,800	237,524

Auto Parts & Equipment — 1.4%
The Goodyear Tire & Rubber Co.	4,800	167,808
Lear Corp.	1,490	211,699

		379,507

	Number of Shares	Value
Home Builders — 0.8%
Thor Industries, Inc.	1,900	$198,588

Home Furnishing — 0.5%
Sony Corp. Sponsored ADR	3,600	137,484

Housewares — 0.6%
The Toro Co.	2,400	166,296

Lodging — 0.4%
MGM Resorts International	3,600	112,644

Retail — 3.2%
Burlington Stores, Inc. (a)	900	82,791
Darden Restaurants, Inc.	1,600	144,704
Domino’s Pizza, Inc.	880	186,147
The Home Depot, Inc.	2,000	306,800
Target Corp.	2,500	130,725

		851,167

		2,282,048

Consumer, Non-cyclical — 12.6%
Biotechnology — 2.8%
Amgen, Inc.	1,040	179,119
Biogen, Inc. (a)	1,170	317,491
Bioverativ, Inc. (a)	585	35,200
Celgene Corp. (a)	1,540	200,000

		731,810

Commercial Services — 5.2%
ManpowerGroup, Inc.	2,300	256,795
Quanta Services, Inc. (a)	5,400	177,768
United Rentals, Inc. (a)	3,000	338,130
Vantiv, Inc. Class A (a)	7,100	449,714
The Western Union Co.	8,500	161,925

		1,384,332

Health Care – Services — 1.0%
Aetna, Inc.	1,730	262,666

Pharmaceuticals — 3.6%
AbbVie, Inc.	1,600	116,016
Express Scripts Holding Co. (a)	4,400	280,896
Johnson & Johnson	300	39,687
McKesson Corp.	1,110	182,639
Merck & Co., Inc.	4,900	314,041
Pfizer, Inc.	800	26,872

		960,151

		3,338,959

Energy — 6.1%
Oil & Gas — 6.1%
Apache Corp.	400	19,172
Chevron Corp.	7,820	815,861
Exxon Mobil Corp.	3,900	314,847
Marathon Petroleum Corp.	2,600	136,058
Rowan Cos. PLC Class A (a)	7,000	71,680

The accompanying notes are an integral part of the financial statements.

MML Equity Rotation Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Tesoro Corp.	2,900	$271,440

		1,629,058

Financial — 18.1%
Banks — 14.9%
Ameris Bancorp	8,100	390,420
Bank of America Corp.	7,000	169,820
Bank of Montreal	1,900	139,536
Citigroup, Inc.	17,400	1,163,712
The Goldman Sachs Group, Inc.	1,200	266,280
JP Morgan Chase & Co.	5,600	511,840
The PNC Financial Services Group, Inc.	6,500	811,655
Signature Bank (a)	1,300	186,589
State Street Corp.	3,100	278,163
Wells Fargo & Co.	500	27,705

		3,945,720

Diversified Financial Services — 0.6%
Legg Mason, Inc.	2,900	110,664
Visa, Inc. Class A	600	56,268

		166,932

Insurance — 1.0%
Aflac, Inc.	1,800	139,824
Berkshire Hathaway, Inc. Class B (a)	300	50,811
Torchmark Corp.	700	53,550
The Travelers Cos., Inc.	200	25,306

		269,491

Real Estate Investment Trusts (REITS) — 0.1%
Simon Property Group, Inc.	100	16,176

Savings & Loans — 1.5%
BofI Holding, Inc. (a)	5,200	123,344
Brookline Bancorp, Inc.	19,000	277,400

		400,744

		4,799,063

Industrial — 15.7%
Aerospace & Defense — 3.2%
Lockheed Martin Corp.	2,560	710,681
Spirit AeroSystems Holdings, Inc. Class A	2,500	144,850

		855,531

Building Materials — 0.6%
Owens Corning	2,500	167,300

Electronics — 3.3%
Corning, Inc.	13,600	408,680
TE Connectivity Ltd.	5,900	464,212

		872,892

Engineering & Construction — 0.8%
Fluor Corp.	4,600	210,588

	Number of Shares	Value
Hand & Machine Tools — 1.6%
Regal Beloit Corp.	5,100	$415,905

Machinery – Construction & Mining — 0.5%
BWX Technologies, Inc.	2,800	136,500

Machinery – Diversified — 2.3%
Deere & Co.	5,000	617,950

Miscellaneous – Manufacturing — 0.7%
3M Co.	400	83,276
A.O. Smith Corp.	1,800	101,394

		184,670

Packaging & Containers — 1.9%
Graphic Packaging Holding Co.	8,400	115,752
Packaging Corp. of America	3,400	378,726

		494,478

Shipbuilding — 0.7%
Huntington Ingalls Industries, Inc.	1,000	186,160

Transportation — 0.1%
Union Pacific Corp.	200	21,782

		4,163,756

Technology — 15.1%
Computers — 3.8%
Apple, Inc.	1,210	174,264
Check Point Software Technologies Ltd. (a)	1,400	152,712
Leidos Holdings, Inc.	2,100	108,549
NCR Corp. (a)	3,600	147,024
NetApp, Inc.	10,300	412,515

		995,064

Semiconductors — 6.9%
Applied Materials, Inc.	13,600	561,816
ASML Holding NV	810	105,551
Broadcom Ltd.	500	116,525
Lam Research Corp.	2,900	410,147
Micron Technology, Inc. (a)	2,900	86,594
NVIDIA Corp.	2,000	289,120
NXP Semiconductor NV (a)	590	64,575
Skyworks Solutions, Inc.	2,000	191,900

		1,826,228

Software — 4.4%
Activision Blizzard, Inc.	5,300	305,121
Cadence Design Systems, Inc. (a)	11,300	378,437
Electronic Arts, Inc. (a)	800	84,576
Fidelity National Information Services, Inc.	1,000	85,400
Intuit, Inc.	1,360	180,622
Microsoft Corp.	900	62,037

The accompanying notes are an integral part of the financial statements.

MML Equity Rotation Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Nuance Communications, Inc. (a)	4,500	$78,345

		1,174,538

		3,995,830

TOTAL COMMON STOCK (Cost $21,038,906)		25,801,614

TOTAL EQUITIES (Cost $21,038,906)		25,801,614

TOTAL LONG-TERM INVESTMENTS (Cost $21,038,906)		25,801,614

	Principal Amount

SHORT-TERM INVESTMENTS — 2.8%
Repurchase Agreement — 2.8%
State Street Bank & Trust Co. Repurchase Agreement, dated 6/30/17, 0.050%, due 7/03/17 (b)	$741,270	741,270

TOTAL SHORT-TERM INVESTMENTS (Cost $741,270)		741,270

TOTAL INVESTMENTS — 100.2% (Cost $21,780,176) (c)		26,542,884

Other Assets/(Liabilities) — (0.2)%		(52,850)

NET ASSETS — 100.0%		$26,490,034

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

ADR	American Depositary Receipt
(a)	Non-income producing security.
(b)	Maturity value of $741,273. Collateralized by U.S. Government Agency obligations with a rate of 1.625%, maturity date of 4/30/19, and an aggregate market value, including accrued interest, of $760,518.
(c)	See Note 6 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MML High Yield Fund – Portfolio of Investments

June 30, 2017 (Unaudited)

	Number of Shares	Value
EQUITIES — 0.7%

PREFERRED STOCK — 0.7%
Consumer, Non-cyclical — 0.7%
Agriculture — 0.7%
Pinnacle Agriculture Holdings LLC (a)	1,120,359	$963,509

TOTAL PREFERRED STOCK (Cost $733,962)		963,509

TOTAL EQUITIES (Cost $733,962)		963,509

	Principal Amount
BONDS & NOTES — 98.3%

BANK LOANS — 5.8%
Coal — 0.5%
Murray Energy Corp., Term Loan B2 8.546% 4/16/20	$748,013	729,312

Diversified Financial Services — 0.4%
CD&R Plumb Buyer LLC, Bridge Term Loan (b) 0.000% 6/25/18	589,182	589,182

Foods — 0.3%
Del Monte Foods, Inc., 1st Lien Term Loan 5.465% 2/18/21	447,227	358,900

Oil & Gas — 3.5%
Caelus Energy Alaska O3 LLC, 2nd Lien Term Loan 8.750% 4/15/20	3,139,220	2,694,487
Fieldwood Energy LLC, 1st Lien Last Out Term Loan 8.421% 9/30/20	387,384	305,065
Fieldwood Energy LLC, 2nd Lien Term Loan 8.421% 9/30/20	863,087	476,855
Fieldwood Energy LLC, New 1st Lien Term Loan 8.296% 8/31/20	674,554	629,022
Gulf Finance LLC, Term Loan B 6.550% 8/25/23	523,337	486,049

		4,591,478

Software — 1.1%
Almonde, Inc., USD 2nd Lien Term Loan 0.000% 6/13/25	1,411,101	1,435,286

TOTAL BANK LOANS (Cost $8,085,235)		7,704,158

	Principal Amount	Value
CORPORATE DEBT — 92.5%
Aerospace & Defense — 1.3%
Accudyne Industries Borrower/Accudyne Industries LLC (c) 7.750% 12/15/20	$429,000	$429,000
TransDigm, Inc. 6.375% 6/15/26	1,219,000	1,237,285

		1,666,285

Agriculture — 1.2%
Pinnacle Operating Corp. (c) 9.000% 5/15/23	1,667,522	1,584,146

Airlines — 1.1%
American Airlines Group, Inc. (c) 5.500% 10/01/19	1,391,000	1,464,862

Apparel — 1.5%
Hanesbrands, Inc. (c) 4.625% 5/15/24	266,000	269,990
Hanesbrands, Inc. (c) 4.875% 5/15/26	1,026,000	1,041,390
Perry Ellis International, Inc. 7.875% 4/01/19	730,000	730,000

		2,041,380

Auto Manufacturers — 2.4%
JB Poindexter & Co., Inc. (c) 9.000% 4/01/22	2,990,000	3,135,762

Auto Parts & Equipment — 3.5%
Allison Transmission, Inc. (c) 5.000% 10/01/24	294,000	301,350
Deck Chassis Acquisition, Inc. (c) 10.000% 6/15/23	2,013,000	2,234,430
International Automotive Components Group SA (c) 9.125% 6/01/18	2,100,000	2,052,750

		4,588,530

Chemicals — 3.8%
A Schulman, Inc. STEP 6.875% 6/01/23	1,112,000	1,175,940
The Chemours Co. 5.375% 5/15/27	222,000	229,191
The Chemours Co. 7.000% 5/15/25	409,000	445,810
Consolidated Energy Finance SA (c) 6.750% 10/15/19	761,000	776,220
Consolidated Energy Finance SA (c) 6.875% 6/15/25	655,000	674,650
Kissner Holdings LP/Kissner Milling Co. Ltd./BSC Holding, Inc./Kissner USA (c) 8.375% 12/01/22	1,225,000	1,270,937

The accompanying notes are an integral part of the financial statements.

MML High Yield Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Platform Specialty Products Corp. (c) 6.500% 2/01/22	$423,000	$436,748

		5,009,496

Coal — 1.1%
Alliance Resource Operating Partners LP/Alliance Resource Finance Corp. (c) 7.500% 5/01/25	302,000	317,478
Peabody Energy Corp. (c) 6.375% 3/31/25	153,000	150,705
SunCoke Energy Partners LP/SunCoke Energy Partners Finance Corp. (c) 7.500% 6/15/25	1,013,000	1,000,337

		1,468,520

Commercial Services — 5.0%
Booz Allen Hamilton, Inc. (c) 5.125% 5/01/25	159,000	156,218
Cardtronics, Inc./Cardtronics USA, Inc. (c) 5.500% 5/01/25	578,000	595,340
CSVC Acquisition Corp. (c) 7.750% 6/15/25	1,131,000	1,155,034
The Hertz Corp. (c) 7.625% 6/01/22	1,500,000	1,496,400
KAR Auction Services, Inc. (c) 5.125% 6/01/25	654,000	666,262
Prime Security Services Borrower LLC/Prime Finance, Inc. (c) 9.250% 5/15/23	1,121,000	1,218,146
StoneMor Partners LP/Cornerstone Family Services of West Virginia Subsidiary 7.875% 6/01/21	1,385,000	1,374,612

		6,662,012

Computers — 1.2%
Dell International LLC/EMC Corp. (c) 7.125% 6/15/24	569,000	625,477
Western Digital Corp. 10.500% 4/01/24	812,000	957,900

		1,583,377

Diversified Financial Services — 5.1%
Aircastle Ltd. 4.125% 5/01/24	857,000	873,604
Aircastle Ltd. 5.000% 4/01/23	113,000	120,628
Aircastle Ltd. 5.500% 2/15/22	113,000	123,170
Ally Financial, Inc. 8.000% 11/01/31	1,230,000	1,506,750
LPL Holdings, Inc. (c) 5.750% 9/15/25	1,364,000	1,418,560

	Principal Amount	Value
NFP Corp. (c) 9.000% 7/15/21	$657,000	$689,390
Orchestra Borrower LLC/Orchestra Co.-Issuer, Inc. (c) 6.750% 6/15/22	1,269,000	1,307,578
Tempo Acquisition LLC/Tempo Acquisition Finance Corp. (c) 6.750% 6/01/25	704,000	719,840

		6,759,520

Electric — 0.5%
NRG Energy, Inc. 6.625% 1/15/27	702,000	702,878

Engineering & Construction — 0.8%
Zachry Holdings, Inc. (c) 7.500% 2/01/20	1,090,000	1,122,700

Entertainment — 1.2%
AMC Entertainment Holdings, Inc. (c) 6.125% 5/15/27	513,000	541,374
WMG Acquisition Corp. (c) 5.000% 8/01/23	262,000	268,550
WMG Acquisition Corp. (c) 6.750% 4/15/22	700,000	735,875

		1,545,799

Foods — 1.6%
C&S Group Enterprises LLC (c) 5.375% 7/15/22	143,000	140,855
JBS USA LUX SA/JBS USA Finance, Inc. (c) 5.875% 7/15/24	646,000	605,625
KeHE Distributors LLC/KeHE Finance Corp. (c) 7.625% 8/15/21	650,000	651,625
Post Holdings, Inc. (c) 5.500% 3/01/25	309,000	318,656
Post Holdings, Inc. (c) 5.750% 3/01/27	382,000	392,505

		2,109,266

Forest Products & Paper — 0.8%
Appvion, Inc. (c) 9.000% 6/01/20	2,157,000	1,121,640

Gas — 0.9%
LBC Tank Terminals Holding Netherlands BV (c) 6.875% 5/15/23	1,111,000	1,152,663

Health Care – Products — 2.8%
Alere, Inc. 6.500% 6/15/20	1,485,000	1,507,275
Halyard Health, Inc. 6.250% 10/15/22	1,300,000	1,355,250

The accompanying notes are an integral part of the financial statements.

MML High Yield Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Mallinckrodt International Finance SA/Mallinckrodt CB LLC (c) 5.500% 4/15/25	$52,000	$45,500
Mallinckrodt International Finance SA/Mallinckrodt CB LLC (c) 5.625% 10/15/23	224,000	204,400
Ortho-Clinical Diagnostics, Inc./Ortho-Clinical Diagnostics SA (c) 6.625% 5/15/22	702,000	670,410

		3,782,835

Health Care – Services — 5.3%
CHS/Community Health Systems, Inc. 6.250% 3/31/23	567,000	585,342
CHS/Community Health Systems, Inc. 6.875% 2/01/22	888,000	775,890
Eagle Holding Co. II LLC (c) 7.625% 5/15/22	203,000	208,836
HCA, Inc. 5.875% 2/15/26	1,138,000	1,229,040
RegionalCare Hospital Partners Holdings, Inc. (c) 8.250% 5/01/23	176,000	188,760
Tenet Healthcare Corp. (c) 4.625% 7/15/24	666,000	666,833
Tenet Healthcare Corp. 8.000% 8/01/20	608,000	615,600
Tenet Healthcare Corp. 8.125% 4/01/22	340,000	360,825
THC Escrow Corp. III (c) 4.625% 7/15/24	834,000	836,252
THC Escrow Corp. III (c) 5.125% 5/01/25	1,500,000	1,505,625

		6,973,003

Home Builders — 1.2%
Brookfield Residential Properties, Inc. (c) 6.375% 5/15/25	491,000	508,185
Lennar Corp. 4.750% 5/30/25	1,101,000	1,150,545

		1,658,730

Insurance — 1.4%
USIS Merger Sub, Inc. (c) 6.875% 5/01/25	677,000	688,847
York Risk Services Holding Corp. (c) 8.500% 10/01/22	1,212,000	1,166,550

		1,855,397

Internet — 1.1%
Symantec Corp. (c) 5.000% 4/15/25	766,000	801,665
TIBCO Software, Inc. (c) 11.375% 12/01/21	551,000	607,477

		1,409,142

	Principal Amount	Value
Iron & Steel — 0.9%
Allegheny Technologies, Inc. 5.950% 1/15/21	$1,192,000	$1,194,980

Leisure Time — 3.2%
Brunswick Corp. 7.375% 9/01/23	285,000	331,538
Brunswick Corp. 7.125% 8/01/27	2,245,000	2,608,986
Carlson Travel, Inc. (c) 6.750% 12/15/23	396,000	402,930
Carlson Travel, Inc. (c) 9.500% 12/15/24	862,000	882,473

		4,225,927

Lodging — 0.4%
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp. (c) 5.250% 5/15/27	492,000	503,993

Media — 7.6%
Altice Financing SA (c) 6.625% 2/15/23	600,000	636,564
Altice Finco SA (c) 8.125% 1/15/24	615,000	668,812
Altice Luxembourg SA (c) 7.625% 2/15/25	1,000,000	1,096,250
CCO Holdings LLC/CCO Holdings Capital Corp. (c) 5.875% 4/01/24	1,500,000	1,601,250
Clear Channel Worldwide Holdings, Inc. 7.625% 3/15/20	894,000	889,530
DISH DBS Corp. 7.750% 7/01/26	987,000	1,169,595
Midcontinent Communications/Midcontinent Finance Corp. (c) 6.875% 8/15/23	864,000	930,960
SFR Group SA (c) 6.000% 5/15/22	476,000	498,015
SFR Group SA (c) 6.250% 5/15/24	260,000	274,625
SFR Group SA (c) 7.375% 5/01/26	600,000	651,000
Sirius XM Radio, Inc. (c) 5.375% 4/15/25	1,457,000	1,506,174
Sirius XM Radio, Inc. (c) 5.375% 7/15/26	167,000	172,845

		10,095,620

Mining — 3.2%
First Quantum Minerals Ltd. (c) 7.250% 4/01/23	659,000	644,173
First Quantum Minerals Ltd. (c) 7.500% 4/01/25	652,000	637,330

The accompanying notes are an integral part of the financial statements.

MML High Yield Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Hecla Mining Co. 6.875% 5/01/21	$1,271,000	$1,318,662
Kinross Gold Corp. (c) 4.500% 7/15/27	640,000	638,400
Kinross Gold Corp. 5.950% 3/15/24	441,000	487,168
Kinross Gold Corp. 6.875% 9/01/41	476,000	508,130

		4,233,863

Miscellaneous – Manufacturing — 2.2%
Amsted Industries, Inc. (c) 5.375% 9/15/24	850,000	879,750
CTP Transportation Products LLC/CTP Finance, Inc. (c) 8.250% 12/15/19	825,000	768,281
EnPro Industries, Inc. 5.875% 9/15/22	1,271,000	1,325,018

		2,973,049

Oil & Gas — 7.9%
Chesapeake Energy Corp. (c) 8.000% 1/15/25	898,000	889,020
Chesapeake Energy Corp. (c) 8.000% 6/15/27	300,000	294,750
Citgo Holding, Inc. (c) 10.750% 2/15/20	1,677,000	1,821,641
Covey Park Energy LLC/Covey Park Finance Corp. (c) 7.500% 5/15/25	92,000	92,000
EP Energy LLC/Everest Acquisition Finance, Inc. (c) 8.000% 2/15/25	1,081,000	805,345
EP Energy LLC/Everest Acquisition Finance, Inc. 9.375% 5/01/20	356,000	280,795
Jupiter Resources, Inc. (c) 8.500% 10/01/22	2,310,000	1,732,500
Kosmos Energy Ltd. (c) 7.875% 8/01/21	1,823,000	1,859,460
PBF Holding Co. LLC/PBF Finance Corp. STEP 7.000% 11/15/23	47,000	46,295
Rowan Cos., Inc. 7.375% 6/15/25	244,000	227,530
Sunoco LP/Sunoco Finance Corp. 6.250% 4/15/21	1,200,000	1,254,000
Transocean, Inc. 6.800% 3/15/38	198,000	144,540
Transocean, Inc. STEP 9.350% 12/15/41	150,000	133,500
Tullow Oil PLC (c) 6.250% 4/15/22	1,045,000	952,256

		10,533,632

	Principal Amount	Value
Oil & Gas Services — 0.8%
Welltec A/S (c) 8.000% 2/01/19	$1,095,000	$1,062,150

Packaging & Containers — 2.0%
Coveris Holdings SA (c) 7.875% 11/01/19	2,641,000	2,601,385

Pharmaceuticals — 2.2%
Endo Dac/Endo Finance LLC/Endo Finco, Inc. STEP (c) 6.000% 2/01/25	681,000	555,015
Valeant Pharmaceuticals International, Inc. (c) 5.500% 3/01/23	452,000	383,630
Valeant Pharmaceuticals International, Inc. (c) 5.875% 5/15/23	193,000	165,498
Valeant Pharmaceuticals International, Inc. (c) 6.125% 4/15/25	1,643,000	1,390,389
Valeant Pharmaceuticals International, Inc. (c) 6.500% 3/15/22	171,000	179,336
Valeant Pharmaceuticals International, Inc. (c) 7.000% 3/15/24	290,000	304,862

		2,978,730

Pipelines — 1.1%
Genesis Energy LP/Genesis Energy Finance Corp. 6.000% 5/15/23	1,171,000	1,147,580
Genesis Energy LP/Genesis Energy Finance Corp. 6.750% 8/01/22	270,000	270,675

		1,418,255

Real Estate Investment Trusts (REITS) — 0.6%
RHP Hotel Properties LP/RHP Finance Corp. 5.000% 4/15/23	789,000	806,753

Retail — 2.2%
Ferrellgas LP/Ferrellgas Finance Corp. 6.750% 1/15/22	500,000	470,000
Ferrellgas Partners LP/Ferrellgas Partners Finance Corp. 8.625% 6/15/20	742,000	701,190
Ferrellgas Partners LP/Ferrellgas Partners Finance Corp. (c) 8.625% 6/15/20	449,000	424,305
Penske Automotive Group, Inc. 5.500% 5/15/26	1,300,000	1,293,500

		2,888,995

The accompanying notes are an integral part of the financial statements.

MML High Yield Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Software — 0.9%
Change Healthcare Holdings LLC/Change Healthcare Finance, Inc. (c) 5.750% 3/01/25	$545,000	$555,900
j2 Cloud Services LLC/j2 Global Co-Obligor, Inc. (c) 6.000% 7/15/25	462,000	475,860
RP Crown Parent LLC (c) 7.375% 10/15/24	191,000	198,640

		1,230,400

Telecommunications — 7.9%
Digicel Group Ltd. (c) 8.250% 9/30/20	300,000	280,470
Digicel Ltd. (c) 6.000% 4/15/21	1,025,000	982,719
GCI, Inc. 6.875% 4/15/25	1,550,000	1,675,938
GTT Communications, Inc. (c) 7.875% 12/31/24	644,000	689,080
Hughes Satellite Systems Corp. 5.250% 8/01/26	805,000	841,225
Hughes Satellite Systems Corp. 6.625% 8/01/26	272,000	292,400
Sprint Corp. 7.250% 9/15/21	745,000	827,881
Sprint Corp. 7.875% 9/15/23	1,578,000	1,814,700
T-Mobile USA, Inc. 6.000% 4/15/24	453,000	484,710
T-Mobile USA, Inc. 6.500% 1/15/26	679,000	749,446
Telecom Italia SpA (c) 5.303% 5/30/24	512,000	549,120
West Corp. (c) 5.375% 7/15/22	1,270,000	1,282,700

		10,470,389

Transportation — 4.6%
The Kenan Advantage Group, Inc. (c) 7.875% 7/31/23	3,200,000	3,360,000
Topaz Marine SA (c) 8.625% 11/01/18	1,509,000	1,498,648
Watco Cos. LLC/Watco Finance Corp. (c) 6.375% 4/01/23	1,263,000	1,316,678

		6,175,326

TOTAL CORPORATE DEBT (Cost $120,764,471)		122,791,390

TOTAL BONDS & NOTES (Cost $128,849,706)		130,495,548

	Principal Amount	Value
TOTAL LONG-TERM INVESTMENTS (Cost $129,583,668)		$131,459,057

SHORT-TERM INVESTMENTS — 0.4%
Time Deposit — 0.4%
Euro Time Deposit 0.090% 7/03/17	$544,766	544,766

TOTAL SHORT-TERM INVESTMENTS (Cost $544,766)		544,766

TOTAL INVESTMENTS — 99.4% (Cost $130,128,434) (d)		132,003,823

Other Assets/(Liabilities) — 0.6%		838,334

NET ASSETS — 100.0%		$132,842,157

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

STEP	Step Up Bond
(a)	Non-income producing security.
(b)	This security is fair valued in good faith in accordance with procedures approved by the Board of Trustees. At June 30, 2017, these securities amounted to a value of $589,182 or 0.44% of net assets.
(c)	Securities exempt from registration under rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2017, these securities amounted to a value of $82,437,590 or 62.06% of net assets.
(d)	See Note 6 for aggregate cost for federal tax purposes.

Country weightings, as a percentage of net assets, is as follows:

United States	77.0%
Luxembourg	8.0%
Canada	6.7%
Bermuda	3.2%
France	1.1%
Netherlands	0.9%
Denmark	0.8%
United Kingdom	0.7%
Italy	0.4%
Cayman Islands	0.2%

Total Long-Term Investments	99.0%
Short-Term Investments and Other Assets and Liabilities	1.0%

Net Assets	100.0%

The accompanying notes are an integral part of the financial statements.

MML Inflation-Protected and Income Fund – Portfolio of Investments

June 30, 2017 (Unaudited)

	Principal Amount	Value
BONDS & NOTES — 127.0%

CORPORATE DEBT — 4.0%
Auto Manufacturers — 1.8%
Daimler Finance North America LLC 3 mo. USD LIBOR + .340%, FRN (a) 1.510% 8/01/17	$6,000,000	$6,000,810
General Motors Financial Co., Inc. 3 mo. USD LIBOR + 2.060%, FRN 3.218% 1/15/19	1,720,000	1,753,550

		7,754,360

Banks — 0.7%
The Goldman Sachs Group, Inc. 3 mo. USD LIBOR + .800%, FRN 2.046% 12/15/17	1,750,000	1,754,428
MUFG Americas Holdings Corp. 3 mo. USD LIBOR + .570%, FRN 1.750% 2/09/18	1,130,000	1,130,364

		2,884,792

Computers — 0.7%
Dell International LLC/ EMC Corp. (a) 3.480% 6/01/19	1,100,000	1,125,714
Hewlett Packard Enterprise Co. 3 mo. USD LIBOR + 1.930%, FRN 3.229% 10/05/18	1,700,000	1,732,376

		2,858,090

Diversified Financial Services — 0.4%
Ally Financial, Inc. 3.600% 5/21/18	1,705,000	1,724,181

Pharmaceuticals — 0.4%
Allergan Funding SCS 3 mo. USD LIBOR + 1.080%, FRN 2.308% 3/12/18	1,750,000	1,759,396

TOTAL CORPORATE DEBT (Cost $12,027,269)		16,980,819

MUNICIPAL OBLIGATIONS — 0.1%
Louisiana State Public Facilities Authority, Series 2011-A, Class A2, FRN 2.056% 4/26/27	184,212	183,911

TOTAL MUNICIPAL OBLIGATIONS (Cost $184,212)		183,911

	Principal Amount	Value

NON-U.S. GOVERNMENT AGENCY OBLIGATIONS — 31.2%
Auto Floor Plan ABS — 0.5%
Ally Master Owner Trust, Series 2015-2, Class A1, 1 mo. LIBOR + .570%, FRN 1.729% 1/15/21	$1,200,000	$1,205,328
Navistar Financial Dealer Note Master Owner Trust II, Series 2016-1, Class A, 1 mo. LIBOR + 1.350%, FRN (a) 2.566% 9/27/21	780,000	784,144
NCF Dealer Floorplan Master Trust, Series 2014-1A, Class A, 1 mo. LIBOR + 1.500%, FRN (a) 2.712% 10/20/20	330,000	329,999

		2,319,471

Automobile ABS — 7.6%
American Credit Acceptance Receivables Trust, Series 2015-3, Class A (a) 1.950% 9/12/19	57,428	57,427
American Credit Acceptance Receivables Trust, Series 2016-2, Class A (a) 2.220% 7/13/20	144,530	144,535
American Credit Acceptance Receivables Trust, Series 2016-1A, Class A (a) 2.370% 5/12/20	80,286	80,321
American Credit Acceptance Receivables Trust, Series 2017-1, Class B (a) 2.390% 2/16/21	950,000	949,784
Bank of The West Auto Trust, Series 2014-1, Class A4 (a) 1.650% 3/16/20	600,000	600,356
California Republic Auto Receivables Trust, Series 2013-2, Class A2 1.230% 3/15/19	38,446	38,429
CFC LLC, Series 2015-1A, Class A (a) 1.750% 6/15/21	194,743	194,586
CFC LLC, Series 2014-2A, Class A (a) 1.440% 11/16/20	62,347	62,303
Chesapeake Funding II LLC, Series 2016-2A, Class A2, 1 mo. USD LIBOR + 1.000%, FRN (a) 2.159% 6/15/28	1,886,380	1,895,255
CPS Auto Trust, Series 2013-A, Class A (a) 1.310% 6/15/20	151,674	151,620
CPS Auto Trust, Series 2014-D, Class A (a) 1.490% 4/15/19	191,126	191,121

The accompanying notes are an integral part of the financial statements.

MML Inflation-Protected and Income Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
CPS Auto Trust, Series 2015-A, Class A (a) 1.530% 7/15/19	$108,715	$108,702
CPS Auto Trust, Series 2016-C, Class A (a) 1.620% 1/15/20	213,333	213,016
CPS Auto Trust, Series 2015-B, Class A (a) 1.650% 11/15/19	279,857	279,772
CPS Auto Trust, Series 2015-C, Class A (a) 1.770% 6/17/19	135,202	135,237
CPS Auto Trust, Series 2013-B, Class A (a) 1.820% 9/15/20	200,019	199,990
CPS Auto Trust, Series 2016-A, Class A (a) 2.250% 10/15/19	233,272	233,732
CPS Auto Trust, Series 2015-C, Class B (a) 2.550% 2/18/20	630,000	630,794
CPS Auto Trust, Series 2014-C, Class A (a) 1.310% 2/15/19	25,434	25,433
CPS Auto Trust, Series 2016-B, Class A (a) 2.070% 11/15/19	129,643	129,761
CPS Auto Trust, Series 2017-A, Class B (a) 2.680% 5/17/21	2,000,000	2,009,706
Credit Acceptance Auto Loan Trust, Series 2014-2A, Class A (a) 1.880% 3/15/22	112,756	112,763
Drive Auto Receivables Trust, Series 2016-BA, Class A3 (a) 1.670% 7/15/19	277,234	277,264
Drive Auto Receivables Trust, Series 2016-BA, Class B (a) 2.560% 6/15/20	360,000	361,179
Drive Auto Receivables Trust, Series 2017-1, Class C 2.840% 4/15/22	650,000	649,176
DT Auto Owner Trust, Series 2016-2A, Class A (a) 1.730% 8/15/19	195,899	195,834
DT Auto Owner Trust, Series 2016-3A, Class A (a) 1.750% 11/15/19	175,729	175,791
DT Auto Owner Trust, Series 2016-1A, Class B (a) 2.790% 5/15/20	2,147,424	2,152,118
Enterprise Fleet Financing LLC, Series 2016-1, Class A2 (a) 1.830% 9/20/21	729,996	729,989

	Principal Amount	Value
Exeter Automobile Receivables Trust, Series 2015-2A, Class A (a) 1.540% 11/15/19	$40,660	$40,655
Exeter Automobile Receivables Trust, Series 2015-3A, Class A (a) 2.000% 3/16/20	231,418	231,465
Exeter Automobile Receivables Trust, Series 2016-3A, Class B (a) 2.840% 8/16/21	420,000	419,036
Exeter Automobile Receivables Trust, Series 2017-1A, Class B (a) 3.000% 12/15/21	700,000	702,413
First Investors Auto Owner Trust, Series 2015-2A, Class A1 (a) 1.590% 12/16/19	225,342	225,343
First Investors Auto Owner Trust, Series 2016-1A, Class A1 (a) 1.920% 5/15/20	500,082	500,243
Flagship Credit Auto Trust, Series 2014-2, Class A (a) 1.430% 12/16/19	40,005	39,977
Flagship Credit Auto Trust, Series 2016-3, Class A1 (a) 1.610% 12/15/19	632,495	631,390
Flagship Credit Auto Trust, Series 2015-1, Class A (a) 1.630% 6/15/20	182,744	182,226
Flagship Credit Auto Trust, Series 2015-2, Class A (a) 1.980% 10/15/20	499,751	500,494
Flagship Credit Auto Trust, Series 2015-3, Class A (a) 2.380% 10/15/20	814,337	815,404
Flagship Credit Auto Trust, Series 2016-4, Class C (a) 2.710% 11/15/22	680,000	673,250
Flagship Credit Auto Trust, Series 2016-1, Class A (a) 2.770% 12/15/20	527,588	531,548
Flagship Credit Auto Trust, Series 2017-1, Class B (a) 2.830% 3/15/23	1,320,000	1,320,455
Flagship Credit Auto Trust, Series 2013-2, Class B (a) 3.210% 8/15/19	154,034	154,213
GLS Auto Receivables Trust, Series 2015-1A, Class A (a) 2.250% 12/15/20	240,502	240,194
Hertz Fleet Lease Funding LP, Series 2016-1, Class A1, 1 mo. USD LIBOR + 1.100%, FRN (a) 2.217% 4/10/30	1,416,401	1,420,561

The accompanying notes are an integral part of the financial statements.

MML Inflation-Protected and Income Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
NextGear Floorplan Master Owner Trust, Series 2016-1A, Class A1, 1 mo. LIBOR + 1.700%, FRN (a) 2.689% 4/15/21	$960,000	$970,143
Oscar US Funding Trust II, Series 2015-1A, Class A4 (a) 2.440% 6/15/22	750,000	744,367
Oscar US Funding Trust IV, Series 2016-1A, Class A2B, 1 mo. USD LIBOR + 1.700%, FRN (a) 2.689% 7/15/20	335,228	336,083
Oscar US Funding Trust VI, Series 2017-1A, Class A1 (a) 1.180% 4/10/18	1,364,675	1,363,499
Oscar US Funding Trust VI, Series 2017-1A, Class A3 (a) 2.820% 6/10/21	500,000	502,532
Oscar US Funding Trust VI, Series 2017-1A, Class A4 (a) 3.300% 5/10/24	420,000	423,336
Prestige Auto Receivables Trust, Series 2015-1, Class B (a) 2.040% 4/15/21	700,000	700,929
Santander Drive Auto Receivables Trust, Series 2016-1, Class A2B, 1 mo. USD LIBOR + .780%, FRN 1.939% 7/15/19	245,197	245,286
Santander Drive Auto Receivables Trust, Series 2014-2, Class C 2.330% 11/15/19	2,157,915	2,161,644
Santander Drive Auto Receivables Trust, Series 2014-1, Class C 2.360% 4/15/20	298,886	299,336
Santander Drive Auto Receivables Trust, Series 2015-2, Class C 2.440% 4/15/21	1,200,000	1,207,791
Tidewater Auto Receivables Trust, Series 2016-AA, Class A2 (a) 2.300% 9/15/19	361,729	361,528
Westlake Automobile Receivables Trust, Series 2016-2A, Class A2 (a) 1.570% 6/17/19	454,874	454,821
Westlake Automobile Receivables Trust, Series 2016-1A, Class A2B, 1 mo. USD LIBOR + 1.050%, FRN (a) 2.209% 1/15/19	847,141	847,440

		32,233,596

Commercial MBS — 0.2%
GCCFC Commercial Mortgage Trust, Series 2006-GG7, Class AM, VRN 5.951% 7/10/38	417,890	418,864

	Principal Amount	Value
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2006-LDP7, Class AM, VRN 6.139% 4/17/45	$19,996	$19,992
Morgan Stanley Capital I, Series 2007-HQ11, Class AJ, VRN 5.508% 2/12/44	252,845	252,920

		691,776

Home Equity ABS — 0.0%
ACE Securities Corp., Series 2005-HE5, Class M2, 1 mo. USD LIBOR + .735%, FRN 1.951% 8/25/35	169,986	170,587

Other ABS — 12.8%
321 Henderson Receivables I LLC, Series 2006-1A, Class A1, 1 mo. USD LIBOR + .200%, FRN (a) 1.359% 3/15/41	751,798	731,960
321 Henderson Receivables I LLC, Series 2006-2A, Class A1, 1 mo. USD LIBOR + .200%, FRN (a) 1.359% 6/15/41	2,029,600	1,977,996
321 Henderson Receivables I LLC, Series 2006-4A, Class A1, 1 mo. USD LIBOR + .200%, FRN (a) 1.359% 12/15/41	469,172	457,533
321 Henderson Receivables I LLC, Series 2007-1A, Class A1, 1 mo. USD LIBOR + .200%, FRN (a) 1.359% 3/15/42	806,972	771,712
321 Henderson Receivables II LLC, Series 2006-3A, Class A1, 1 mo. USD LIBOR + .200%, FRN (a) 1.194% 9/15/41	219,430	207,089
Alterna Funding I LLC, Series 2014-1A, Class NOTE (a) 1.639% 2/15/21	630,981	624,671
ARL First LLC, Series 2012-1A, Class A1, 1 mo. USD LIBOR + 1.750%, FRN (a) 2.744% 12/15/42	861,144	838,021
AVANT Loans Funding Trust, Series 2016-C, Class A (a) 2.960% 9/16/19	32,032	32,043
BCC Funding VIII LLC, Series 2014-1A, Class A (a) 1.794% 6/20/20	7,707	7,707
BCC Funding X LLC, Series 2015-1, Class A2 (a) 2.224% 10/20/20	357,904	357,535

The accompanying notes are an integral part of the financial statements.

MML Inflation-Protected and Income Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Blackbird Capital Aircraft Lease Securitization Ltd., Series 2016-1A, Class AA, STEP (a) 2.487% 12/16/41	$625,625	$623,315
BlueVirgo Trust, Series 2015-1A, Class NOTE (a) 3.000% 12/15/22	1,055,293	1,061,298
Cazenovia Creek Funding I LLC, Series 2015-1A, Class A (a) 2.000% 12/10/23	685,724	681,439
Citi Held For Asset Issuance, Series 2015-PM3, Class A (a) 2.560% 5/16/22	7,309	7,308
Citigroup Mortgage Loan Trust Asset Backed Pass-Through Certificates, Series 2005-OPT3, Class M2, 1 mo. USD LIBOR + .675%, FRN 1.891% 5/25/35	384,074	384,846
Consumer Installment Loan Trust, Series 2016-LD1, Class A (a) 3.960% 7/15/22	275,560	277,521
Countrywide Asset-Backed Certificates, Series 2004-5, Class 3A, 1 mo. USD LIBOR + .460%, FRN 1.676% 9/25/34	83,564	83,469
DB Master Finance LLC, Series 2015-1A, Class A2I (a) 3.262% 2/20/45	957,950	962,248
Diamond Resorts Owner Trust, Series 2013-1, Class A (a) 1.950% 1/20/25	441,359	438,666
Diamond Resorts Owner Trust, Series 2013-2, Class A (a) 2.270% 5/20/26	718,624	714,830
Diamond Resorts Owner Trust, Series 2015-1, Class A (a) 2.730% 7/20/27	116,648	115,893
Diamond Resorts Owner Trust, Series 2015-2, Class B (a) 3.540% 5/22/28	223,448	223,462
Domino’s Pizza Master Issuer LLC, Series 2012-1A, Class A2 (a) 5.216% 1/25/42	1,017,170	1,013,867
Dong Fang Container Finance II SPV Ltd., Series 2014-1A, Class A1 (a) 1.950% 11/25/39	283,333	281,411
Drug Royalty Corp., Inc., Series 2014-1, Class A1, 3 mo. USD LIBOR + 2.850%, FRN (a) 4.008% 7/15/23	393,481	395,791
Elara HGV Timeshare Issuer LLC, Series 2014-A, Class B (a) 3.020% 2/25/27	292,089	288,052

	Principal Amount	Value
Element Rail Leasing II LLC, Series 2016-1A, Class A1 (a) 3.968% 3/19/46	$444,527	$449,452
First Franklin Mortgage Loan Trust, Series 2005-FF6, Class M1, 1 mo. USD LIBOR + .630%, FRN 1.846% 5/25/36	27,133	27,123
FNA Trust, Series 2015-1, Class A (a) 3.240% 12/10/23	323,139	321,483
Global SC Funding One Ltd., Series 2015-1, Class B1 (a) 2.740% 1/18/30	59,821	59,677
Hilton Grand Vacations Trust, Series 2014-AA, Class A (a) 1.770% 11/25/26	181,371	178,012
LCM XIV LP, Series 14A, Class A, 3 mo. USD LIBOR + 1.150%, FRN (a) 2.308% 7/15/25	1,500,000	1,498,428
LCM XXIII Ltd., Series 23A, Class X, 3 mo. USD LIBOR + 1.200%, FRN (a) 2.356% 10/20/29	1,160,000	1,159,994
Leaf Receivables Funding LLC, Series 2017-1, Class A1 (a) 1.500% 4/15/18	4,311,452	4,311,518
Long Beach Mortgage Loan Trust, Series 2005-WL1, Class M2, 1 mo. USD LIBOR + .825%, FRN 2.041% 6/25/35	232,164	230,526
Mariner Finance Issuance Trust, Series 2017-AA, Class A (a) 3.620% 2/20/29	770,000	774,972
Marlette Funding Trust, Series 2017-2A, Class A (a) 2.390% 7/15/24	1,140,000	1,139,998
Marlette Funding Trust, Series 2017-1A, Class A (a) 2.827% 3/15/24	1,492,416	1,497,588
Marlette Funding Trust, Series 2016-1A, Class A (a) 3.060% 1/17/23	651,121	650,037
Miramax LLC, Series 2014-1A, Class A2 (a) 3.340% 7/20/26	677,326	674,355
Morgan Stanley ABS Capital I, Inc. Trust, Series 2005-WMC4, Class M4, 1 mo. USD LIBOR + .945%, FRN 2.161% 4/25/35	204,129	205,116
Nations Equipment Finance Funding II LLC, Series 2014-1A, Class A (a) 1.558% 7/20/18	36,890	36,868
Nations Equipment Finance Funding III LLC, Series 2016-1A, Class A (a) 3.610% 2/20/21	481,944	483,913

The accompanying notes are an integral part of the financial statements.

MML Inflation-Protected and Income Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Navitas Equipment Receivables LLC, Series 2015-1, Class A2 (a) 2.120% 11/15/18	$269,618	$269,412
New Residential Advance Receivables Trust, Series 2016-T1, Class AT1 (a) 2.751% 6/15/49	250,000	249,570
New Residential Advance Receivables Trust, Series 2016-T2, Class AT2 (a) 2.575% 10/15/49	3,800,000	3,775,344
NYCTL Trust, Series 2016-A, Class A (a) 1.470% 11/10/29	2,283,585	2,269,279
OHA Credit Partners XIII Ltd., Series 2016-13A, Class X, 3 mo. USD LIBOR + 1.250%, FRN (a) 2.349% 1/21/30	1,170,000	1,169,960
OneMain Financial Issuance Trust, Series 2014-1A, Class A (a) 2.430% 6/18/24	35,791	35,806
Orange Lake Timeshare Trust, Series 2016-A, Class A (a) 2.610% 3/08/29	568,905	567,073
Oxford Finance Funding Trust, Series 2014-1A, Class A (a) 3.475% 12/15/22	162,680	162,311
Oxford Finance Funding Trust, Series 2016-1A, Class A (a) 3.968% 6/17/24	500,000	496,044
PFS Financing Corp., Series 2014-BA, Class A, 1 mo. LIBOR + .600%, FRN (a) 1.759% 10/15/19	1,100,000	1,101,066
RAAC, Series 2006-RP2, Class A, 1 mo. USD LIBOR + .250%, FRN (a) 1.466% 2/25/37	131,214	130,888
Sierra Receivables Funding Co. LLC, Series 2014-2A, Class A, VRN (a) 2.050% 6/20/31	342,118	341,558
Sierra Receivables Funding Co. LLC, Series 2013-2A, Class A, VRN (a) 2.280% 11/20/25	297,309	296,813
Sierra Receivables Funding Co. LLC, Series 2014-3A, Class A (a) 2.300% 10/20/31	366,384	364,791
Sierra Receivables Funding Co. LLC, Series 2015-3A, Class B (a) 3.080% 9/20/32	79,513	79,854
Sierra Timeshare Receivables Funding LLC, Series 2013-1A, Class A (a) 1.590% 11/20/29	101,875	101,704
Sierra Timeshare Receivables Funding LLC, Series 2015-2A, Class B (a) 3.020% 6/20/32	150,072	147,826

	Principal Amount	Value
SoFi Consumer Loan Program LLC, Series 2016-3, Class A (a) 3.050% 12/26/25	$655,508	$660,542
SoFi Consumer Loan Program LLC, Series 2016-5, Class A (a) 3.060% 9/25/28	3,246,984	3,280,996
SoFi Consumer Loan Program LLC, Series 2016-2A, Class A (a) 3.090% 10/27/25	991,142	1,000,011
SoFi Consumer Loan Program LLC, Series 2016-1A, Class A (a) 3.260% 8/25/25	1,409,815	1,428,155
SoFi Consumer Loan Program LLC, Series 2017-2, Class A (a) 3.280% 2/25/26	1,308,568	1,303,633
SpringCastle America Funding LLC, Series 2016-AA, Class A (a) 3.050% 4/25/29	1,274,489	1,281,996
Springleaf Funding Trust, Series 2016-AA, Class A (a) 2.900% 11/15/29	1,830,000	1,838,767
SVO VOI Mortgage LLC, Series 2012-AA, Class A (a) 2.000% 9/20/29	695,654	689,179
Taco Bell Funding LLC, Series 2016-1A, Class A2I (a) 3.832% 5/25/46	843,625	860,564
TAL Advantage LLC, Series 2014-2A, Class A1 (a) 1.700% 5/20/39	270,302	269,735
Trafigura Securitisation Finance PLC, Series 2017-1A, Class B, 1 mo. USD LIBOR + 1.700%, FRN (a) 2.906% 12/15/20	580,000	580,000
Trip Rail Master Funding LLC, Series 2011-1A, Class A1B, 1 mo. USD LIBOR + 2.500%, FRN (a) 3.489% 7/15/41	381,555	377,430
Trip Rail Master Funding LLC, Series 2011-1A, Class A1A (a) 4.370% 7/15/41	363,386	361,304
Westgate Resorts LLC, Series 2014-1A, Class A (a) 2.150% 12/20/26	264,497	262,041
Westgate Resorts LLC, Series 2015-1A, Class A (a) 2.750% 5/20/27	331,940	331,115
Westgate Resorts LLC, Series 2017-1A, Class A (a) 3.050% 12/20/30	830,156	828,788
Westgate Resorts LLC, Series 2015-2A, Class A (a) 3.200% 7/20/28	580,253	577,459

		54,749,757

The accompanying notes are an integral part of the financial statements.

MML Inflation-Protected and Income Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Student Loans ABS — 10.0%
Academic Loan Funding Trust, Series 2013-1A, Class A, 1 mo. USD LIBOR + .800%, FRN (a) 2.016% 12/26/44	$2,477,691	$2,465,711
Access Group, Inc., Series 2006-1, Class A2, 3 mo. USD LIBOR + .110%, FRN 1.299% 8/25/23	39,100	39,082
Access Group, Inc., Series 2005-2, Class A3, 3 mo. USD LIBOR + .180%, FRN 1.352% 11/22/24	213,195	213,181
AccessLex Institute, Series 2004-A, Class A2, 3 mo. USD LIBOR + .260%, FRN 1.416% 4/25/29	60,234	60,155
AccessLex Institute, Series 2003-A, Class A3, 3 mo. Treasury + 1.200%, FRN 2.160% 7/01/38	163,543	154,643
Brazos Higher Education Authority, Inc., Series 2006-2, Class A10, 3 mo. USD LIBOR + .120%, FRN 1.416% 6/25/26	450,000	433,928
CIT Education Loan Trust, Series 2005-1, Class A3, 3 mo. USD LIBOR + .120%, FRN 1.366% 3/15/26	718,035	712,332
College Loan Corp. Trust I, Series 2005-2, Class B, 3 mo. USD LIBOR + .490%, FRN 1.648% 1/15/37	650,411	593,328
Commonbond Student Loan Trust, Series 2017-AGS, Class A2, 1 mo. USD LIBOR + .850%, FRN (a) 1.926% 5/25/41	920,000	919,759
DRB Prime Student Loan Trust, Series 2015-A, Class A3 2.320% 4/25/30	147,122	146,385
DRB Prime Student Loan Trust, Series 2015-B, Class A3 (a) 2.540% 4/27/26	262,110	259,303
DRB Prime Student Loan Trust, Series 2016-B, Class A2 (a) 2.890% 6/25/40	774,154	774,617
DRB Prime Student Loan Trust, Series 2015-D, Class A1, 1 mo. USD LIBOR + 1.700%, FRN (a) 2.916% 1/25/40	1,025,227	1,045,328
DRB Prime Student Loan Trust, Series 2016-R, Class A1, 1 mo. USD LIBOR + 1.900%, FRN (a) 3.116% 10/25/44	1,837,533	1,843,964

	Principal Amount	Value
DRB Prime Student Loan Trust, Series 2016-A, Class A1, 1 mo. USD LIBOR + 2.000%, FRN (a) 3.216% 4/25/40	$302,793	$301,979
Earnest Student Loan Program LLC, Series 2016-C, Class A1, 1 mo. USD LIBOR + 1.850%, FRN (a) 3.066% 10/27/36	1,224,726	1,224,724
Earnest Student Loan Program LLC, Series 2016-B, Class A1, 1 mo. USD LIBOR + 2.050%, FRN (a) 3.266% 2/26/35	874,708	877,783
ECMC Group Student Loan Trust, Series 2017-1A, Class A, 1 mo. USD LIBOR + 1.200%, FRN (a) 2.416% 12/27/66	2,014,883	2,016,679
ECMC Group Student Loan Trust, Series 2016-1A, Class A, 1 mo. USD LIBOR + 1.350%, FRN (a) 2.566% 7/26/66	1,406,204	1,413,665
Edsouth Indenture No. 9 LLC, Series 2015-1, Class A, 1 mo. USD LIBOR + .800%, FRN (a) 2.016% 10/25/56	641,137	636,678
Educational Services of America, Series 2015-2, Class B, 1 mo. USD LIBOR + 1.500%, FRN (a) 2.716% 12/25/58	1,000,000	936,749
Goal Capital Funding Trust, Series 2010-1, Class A, 3 mo. USD LIBOR + .700%, FRN (a) 1.889% 8/25/48	489,821	485,680
Kentucky Higher Education Student Loan Corp., Series 2015-1, Class A1, 1 mo. USD LIBOR + .750%, FRN 1.801% 12/01/31	492,034	489,461
KeyCorp Student Loan Trust, Series 2000-A, Class A2, 3 mo. USD LIBOR + .320%, FRN 1.509% 5/25/29	571,640	555,101
KeyCorp Student Loan Trust, Series 2006-A, Class 2A4, 3 mo. USD LIBOR + .310%, FRN 1.603% 9/27/35	970,795	962,618
National Collegiate Student Loan Trust, Series 2005-1, Class A4, 1 mo. USD LIBOR + .240%, FRN 1.456% 11/27/28	43,949	43,863
Navient Private Education Loan Trust, Series 2016-3A, Class A2, 1 mo. USD LIBOR + .850%, FRN (a) 2.066% 6/25/65	750,000	758,787

The accompanying notes are an integral part of the financial statements.

MML Inflation-Protected and Income Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Navient Private Education Loan Trust, Series 2015-AA, Class A2B, 1 mo. USD LIBOR + 1.200%, FRN (a) 2.359% 12/15/28	$888,751	$900,339
Navient Student Loan Trust, Series 2016-5A, Class A, 1 mo. USD LIBOR + 1.250%, FRN (a) 2.466% 6/25/65	2,882,189	2,927,655
Navient Student Loan Trust, Series 2016-6A, Class A3, 1 mo. USD LIBOR + 1.300%, FRN (a) 2.516% 3/25/66	2,200,000	2,246,995
Nelnet Private Education Loan Trust, Series 2016-A, Class A1A, 1 mo. USD LIBOR + 1.750%, FRN (a) 2.774% 12/26/40	1,048,983	1,051,099
Nelnet Student Loan Trust, Series 2006-2, Class A6, 3 mo. USD LIBOR + .120%, FRN 1.276% 4/25/31	650,000	650,996
Nelnet Student Loan Trust, Series 2006-3, Class B, 3 mo. USD LIBOR + .250%, FRN 1.546% 6/25/41	469,544	403,773
Nelnet Student Loan Trust, Series 2010-4A, Class A, 1 mo. USD LIBOR + .800%, FRN (a) 1.824% 4/25/46	114,928	115,589
Nelnet Student Loan Trust, Series 2014-2A, Class B, 1 mo. USD LIBOR + 1.500%, FRN (a) 2.524% 6/25/41	375,000	338,819
Pennsylvania Higher Education Assistance Agency, Series 2004-1, Class A2, 28 Day ARS, FRN 4/25/44	350,000	337,807
SLC Private Student Loan Trust, Series 2006-A, Class A5, 3 mo. USD LIBOR + .170%, FRN 1.328% 7/15/36	1,592,920	1,592,918
SLM Private Education Loan Trust, Series 2014-A, Class A1, 1 mo. USD LIBOR + .600%, FRN (a) 1.759% 7/15/22	65,301	65,296
SLM Private Education Loan Trust, Series 2011-A, Class A3, 1 mo. USD LIBOR + 2.500%, FRN (a) 3.659% 1/15/43	440,000	457,881
SLM Student Loan Trust, Series 2002-7, Class A11, 28 Day ARS, FRN 3/15/28	240,000	240,000
SLM Student Loan Trust, Series 2003-2, Class A7, 28 Day ARS, FRN 9/15/28	750,000	750,000

	Principal Amount	Value
SLM Student Loan Trust, Series 2003-5, Class A9, 28 Day ARS, FRN 6/17/30	$700,000	$700,000
SLM Student Loan Trust, Series 2003-5, Class A7, 28 Day ARS, FRN 6/17/30	550,000	550,000
SLM Student Loan Trust, Series 2007-5, Class A6, 3 mo. USD LIBOR + .110%, FRN 1.266% 1/26/43	600,000	563,373
SLM Student Loan Trust, Series 2005-5, Class A4, 3 mo. USD LIBOR + .140%, FRN 1.296% 10/25/28	700,000	691,930
SLM Student Loan Trust, Series 2006-5, Class B, 3 mo. USD LIBOR + .210%, FRN 1.366% 10/25/40	504,182	467,367
SLM Student Loan Trust, Series 2006-2, Class B, 3 mo. USD LIBOR + .220%, FRN 1.376% 1/25/41	518,307	471,676
SLM Student Loan Trust, Series 2003-14, Class A6, 3 mo. USD LIBOR + .300%, FRN 1.456% 7/25/25	400,000	394,664
SLM Student Loan Trust, Series 2005-8, Class B, 3 mo. USD LIBOR + .310%, FRN 1.466% 1/25/55	519,419	469,360
SLM Student Loan Trust, Series 2003-12, Class A5, 3 mo. USD LIBOR + .280%, FRN (a) 1.526% 9/15/22	171,643	171,737
SLM Student Loan Trust, Series 2004-3, Class B, 3 mo. USD LIBOR + .470%, FRN 1.626% 10/25/64	394,170	344,117
SLM Student Loan Trust, Series 2003-11, Class B, 3 mo. USD LIBOR + .650%, FRN 1.896% 12/15/38	581,481	524,208
SLM Student Loan Trust, Series 2005-6, Class A5B, 3 mo. USD LIBOR + 1.200%, FRN 2.356% 7/27/26	307,041	308,527
SMB Private Education Loan Trust, Series 2016-A, Class A1, 1 mo. USD LIBOR + .700%, FRN (a) 1.859% 5/15/23	696,158	696,890
SMB Private Education Loan Trust, Series 2016-C, Class A2B, 1 mo. USD LIBOR + 1.100%, FRN (a) 2.259% 9/15/34	380,000	386,318

The accompanying notes are an integral part of the financial statements.

MML Inflation-Protected and Income Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
SoFi Professional Loan Program LLC, Series 2016-C, Class A2A (a) 1.480% 5/26/31	$1,006,387	$1,003,882
SoFi Professional Loan Program LLC, Series 2016-B, Class A2A (a) 1.680% 3/25/31	1,275,104	1,274,770
SoFi Professional Loan Program LLC, Series 2015-A, Class A1, 1 mo. USD LIBOR + 1.200%, FRN (a) 2.191% 3/25/33	289,274	291,608
SoFi Professional Loan Program LLC, Series 2016-A, Class A1, 1 mo. USD LIBOR + 1.750%, FRN (a) 2.966% 8/25/36	883,473	908,845

		42,663,922

WL Collateral CMO — 0.1%
Credit Suisse First Boston Mortgage Securities Corp., Series 2005-CF1, Class M1, 1 mo. USD LIBOR + .700%, FRN (a) 1.916% 3/25/45	227,134	224,113

TOTAL NON-U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $132,469,113)		133,053,222

U.S. GOVERNMENT AGENCY OBLIGATIONS AND INSTRUMENTALITIES — 0.8%
Pass-Through Securities — 0.2%
Federal Home Loan Mortgage Corp. Pool #1Q0239 1 year CMT + 2.247%, FRN 2.956% 3/01/37	682,756	720,323
Government National Mortgage Association II Pool #82462 1 year CMT + 1.500%, FRN 2.375% 1/20/40	185,517	190,592

		910,915

Whole Loans — 0.6%
Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes Series 2015-DNA1, Class M1 1 mo. USD LIBOR + .900%, FRN 2.116% 10/25/27	190,567	190,810
Federal National Mortgage Association Connecticut Avenue Securities Series 2016-C06, Class 1M1 1 mo. USD LIBOR + 1.300%, FRN 2.516% 4/25/29	865,651	876,704

	Principal Amount	Value
Series 2016-C05, Class 2M1 1 mo. USD LIBOR + 1.350%, FRN 2.566% 1/25/29	$680,067	$685,458
Series 2016-C04, Class 1M1 1 mo. USD LIBOR + 1.450%, FRN 2.666% 1/25/29	823,821	833,397

		2,586,369

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS AND INSTRUMENTALITIES (Cost $3,452,813)		3,497,284

U.S. TREASURY OBLIGATIONS — 90.9%
U.S. Treasury Bonds & Notes — 90.9%
U.S. Treasury Inflation Index (b) 0.125% 4/15/20	18,689,461	18,718,224
U.S. Treasury Inflation Index (b) 0.125% 4/15/21	17,196,939	17,170,748
U.S. Treasury Inflation Index (b) 0.125% 1/15/22	16,484,768	16,460,106
U.S. Treasury Inflation Index (b) 0.125% 4/15/22	6,635,184	6,603,521
U.S. Treasury Inflation Index (b) 0.125% 7/15/22	16,389,382	16,368,469
U.S. Treasury Inflation Index (b) 0.125% 1/15/23	16,725,715	16,572,792
U.S. Treasury Inflation Index (b) 0.125% 7/15/24	16,598,925	16,304,577
U.S. Treasury Inflation Index (b) 0.125% 7/15/26	13,871,664	13,380,149
U.S. Treasury Inflation Index (b) 0.250% 1/15/25	16,650,676	16,354,960
U.S. Treasury Inflation Index (b) 0.375% 7/15/23	16,641,915	16,749,089
U.S. Treasury Inflation Index (b) 0.375% 7/15/25	16,238,565	16,116,565
U.S. Treasury Inflation Index (b) 0.375% 1/15/27	13,715,512	13,470,539
U.S. Treasury Inflation Index (b) 0.625% 7/15/21	14,834,914	15,203,591
U.S. Treasury Inflation Index (b) 0.625% 1/15/24	16,498,649	16,733,673
U.S. Treasury Inflation Index (b) 0.625% 1/15/26	14,920,355	15,014,741
U.S. Treasury Inflation Index (b) 0.625% 2/15/43	5,742,630	5,282,668
U.S. Treasury Inflation Index (b) 0.750% 2/15/42	7,579,760	7,211,664
U.S. Treasury Inflation Index (b) 0.750% 2/15/45	9,355,083	8,773,393
U.S. Treasury Inflation Index 0.875% 2/15/47	3,848,906	3,735,121

The accompanying notes are an integral part of the financial statements.

MML Inflation-Protected and Income Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
U.S. Treasury Inflation Index (b) 1.000% 2/15/46	$6,315,167	$6,309,502
U.S. Treasury Inflation Index (b) (c) 1.125% 1/15/21	14,775,994	15,343,407
U.S. Treasury Inflation Index (b) 1.250% 7/15/20	11,771,760	12,272,001
U.S. Treasury Inflation Index 1.375% 1/15/20	7,914,620	8,202,981
U.S. Treasury Inflation Index (b) 1.375% 2/15/44	8,618,274	9,374,847
U.S. Treasury Inflation Index (b) 1.750% 1/15/28	6,418,940	7,154,634
U.S. Treasury Inflation Index 1.875% 7/15/19	6,298,050	6,564,181
U.S. Treasury Inflation Index (b) 2.000% 1/15/26	8,253,596	9,249,054
U.S. Treasury Inflation Index (b) 2.125% 2/15/40	3,732,993	4,642,738
U.S. Treasury Inflation Index (b) 2.125% 2/15/41	4,477,085	5,593,562
U.S. Treasury Inflation Index (b) 2.375% 1/15/25	11,031,836	12,567,820
U.S. Treasury Inflation Index (b) 2.375% 1/15/27	6,304,488	7,319,297
U.S. Treasury Inflation Index (b) 2.500% 1/15/29	6,627,816	7,968,497
U.S. Treasury Inflation Index (b) 3.375% 4/15/32	2,754,920	3,784,861
U.S. Treasury Inflation Index (b) 3.625% 4/15/28	4,535,040	5,924,336
U.S. Treasury Inflation Index (b) 3.875% 4/15/29	6,663,059	9,045,716

		387,542,024

TOTAL U.S. TREASURY OBLIGATIONS (Cost $390,375,983)		387,542,024

TOTAL BONDS & NOTES (Cost $538,509,390)		541,257,260

	Notional Amount

PURCHASED OPTIONS — 0.2%
Financial — 0.2%
Diversified Financial Services — 0.2%
3-Month USD LIBOR BBA 30 Year Swaption, Call, Expires 1/11/22, Strike 2.60 (OTC — Barclays Bank PLC) Underlying swap terminates 1/13/52	2,580,000	289,630

	Notional Amount	Value
3-Month USD LIBOR BBA 30 Year Swaption, Put, Expires 1/11/22, Strike 2.60 (OTC — Barclays Bank PLC) Underlying swap terminates 1/13/52	$4,300,000	$536,884

TOTAL PURCHASED OPTIONS (Cost $896,808)		826,514

TOTAL LONG-TERM INVESTMENTS (Cost $539,406,198)		542,083,774

	Principal Amount

SHORT-TERM INVESTMENTS — 47.0%
Commercial Paper — 46.9%
Abbey National Treasury Services PLC 1.080% 8/18/17	5,700,000	5,690,721
Agrium, Inc. 1.382% 7/21/17	6,000,000	5,994,897
Ameren Corp. 1.472% 7/14/17	5,500,000	5,496,907
American Electric Power Co., Inc. (a) 1.503% 7/25/17	6,000,000	5,993,867
Amphenol Corp. (a) 1.526% 9/14/17	6,000,000	5,980,671
Anheuser-Busch InBev Worldwide, Inc. (a) 1.538% 10/05/17	5,500,000	5,482,528
BAT International Finance (a) 1.450% 7/20/17	6,000,000	5,995,143
Becton, Dickinson & Co. (a) 1.425% 7/05/17	6,000,000	5,998,823
Bell Canada (a) 1.527% 9/18/17	6,000,000	5,980,400
CenterPoint Energy, Inc. (a) 1.320% 7/24/17	2,900,000	2,897,160
Deutsche Telekom AG (a) 1.374% 7/31/17	6,000,000	5,992,090
Dollar General Corp. (a) 1.573% 7/18/17	6,000,000	5,995,326
Dominion Resources, Inc. (a) 1.614% 10/10/17	6,000,000	5,973,276
Duke Energy Corp. (a) 1.321% 7/10/17	6,000,000	5,997,615
Ford Motor Credit Co. (a) 1.579% 10/10/17	6,000,000	5,973,463
Hewlett Packard Enterprise Co. (a) 1.492% 7/27/17	4,100,000	4,096,562
Hewlett Packard Enterprise Co. (a) 1.513% 7/27/17	1,900,000	1,898,407

The accompanying notes are an integral part of the financial statements.

MML Inflation-Protected and Income Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Hyundai Capital America (a) 1.482% 7/13/17	$6,000,000	$5,996,874
Marriott International, Inc. (a) 1.523% 7/26/17	6,000,000	5,993,604
Molex Electronic Technologies (a) 1.462% 7/24/17	4,000,000	3,996,083
Molex Electronic Technologies (a) 1.462% 7/24/17	2,150,000	2,147,894
Monsanto Co. (a) 1.687% 7/31/17	6,500,000	6,491,655
Nasdaq, Inc. (a) 1.608% 9/25/17	6,000,000	5,979,309
National Grid USA (a) 1.400% 7/10/17	6,000,000	5,997,615
NextEra Energy Capital Holdings, Inc. (a) 1.524% 8/18/17	6,000,000	5,987,725
Nissan Motor Acceptance Corp. (a) 1.245% 8/21/17	6,500,000	6,485,870
ONEOK Partners LP (a) 1.829% 7/31/17	6,000,000	5,992,296
Schlumberger Holdings Corp. (a) 1.330% 7/18/17	4,250,000	4,246,995
Sempra Energy Holdings (a) 1.481% 8/23/17	6,500,000	6,485,316
Spectra Energy Partners (a) 1.523% 7/26/17	6,000,000	5,993,604
Suncor Energy, Inc. (a) 1.557% 9/19/17	6,000,000	5,979,332
TELUS Corp. (a) 1.598% 9/25/17	6,000,000	5,977,713
Vodafone Group PLC (a) 1.535% 10/03/17	6,500,000	6,473,362
Westpac Banking Corp. (a) 1.140% 8/21/17	6,700,000	6,688,774
WPP CP LLC (a) 1.471% 7/12/17	6,000,000	5,997,122
Xcel Energy, Inc. (a) 1.633% 10/30/17	5,500,000	5,469,730

		199,818,729

Repurchase Agreement — 0.1%
State Street Bank & Trust Co. Repurchase Agreement, dated 6/30/17, 0.050%, due 7/03/17 (d)	383,123	383,123

TOTAL SHORT-TERM INVESTMENTS (Cost $200,205,975)		200,201,852

Value
TOTAL INVESTMENTS — 174.2% (Cost $739,612,173) (e)	$742,285,626

Other Assets/(Liabilities) — (74.2)%	(316,106,935)

NET ASSETS — 100.0%	$426,178,691

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

ABS	Asset-Backed Security
ARS	Auction Rate Security
CMO	Collateralized Mortgage Obligation
CMT	Constant Maturity Treasury Index
FRN	Floating Rate Note
MBS	Mortgage-Backed Security
STEP	Step Up Bond
VRN	Variable Rate Note
WL	Whole Loan
(a)	Securities exempt from registration under rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2017, these securities amounted to a value of $301,350,724 or 70.71% of net assets.
(b)	All or a portion of this security is held as collateral for open reverse repurchase agreements. (Note 2).
(c)	A portion of this security is pledged/held as collateral for open futures contracts and open swaps agreements. (Note 2).
(d)	Maturity value of $383,125. Collateralized by U.S. Government Agency obligations with a rate of 2.000%, maturity date of 8/31/21, and an aggregate market value, including accrued interest, of $391,451.
(e)	See Note 6 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MML Short-Duration Bond Fund – Portfolio of Investments

June 30, 2017 (Unaudited)

	Principal Amount	Value
BONDS & NOTES — 98.4%

CORPORATE DEBT — 45.8%
Aerospace & Defense — 1.0%
Harris Corp. 2.700% 4/27/20	$1,154,000	$1,165,949
L3 Technologies, Inc. 5.200% 10/15/19	1,185,000	1,264,996

		2,430,945

Agriculture — 0.6%
Bunge Ltd. Finance Corp. 3.500% 11/24/20	330,000	338,319
Imperial Brands Finance PLC (a) 2.950% 7/21/20	1,087,000	1,105,365

		1,443,684

Airlines — 0.7%
American Airlines Pass-Through Trust, Series 2014-1, Class B 4.375% 4/01/24	31,165	31,827
Delta Air Lines, Inc. 3.625% 3/15/22	775,000	795,604
WestJet Airlines Ltd. (a) 3.500% 6/16/21	695,000	710,250

		1,537,681

Auto Manufacturers — 1.1%
General Motors Co. 3.500% 10/02/18	205,000	208,599
General Motors Financial Co., Inc. 2.400% 5/09/19	110,000	110,294
General Motors Financial Co., Inc. 2.625% 7/10/17	190,000	190,019
General Motors Financial Co., Inc. 3.100% 1/15/19	520,000	527,106
General Motors Financial Co., Inc. 3.200% 7/13/20	185,000	188,499
Hyundai Capital America (a) 2.000% 7/01/19	65,000	64,483
Hyundai Capital America (a) 2.550% 2/06/19	140,000	140,525
Hyundai Capital America (a) 3.000% 10/30/20	800,000	805,529
Nissan Motor Acceptance Corp. (a) 1.900% 9/14/21	480,000	468,613

		2,703,667

Auto Parts & Equipment — 1.0%
The Goodyear Tire & Rubber Co. 5.125% 11/15/23	1,110,000	1,162,725
Lear Corp. 4.750% 1/15/23	1,110,000	1,148,449

		2,311,174

	Principal Amount	Value
Banks — 6.6%
ANZ New Zealand Int’l Ltd. (a) 2.250% 2/01/19	$1,290,000	$1,294,756
Banco Santander SA 3.500% 4/11/22	1,200,000	1,228,171
Bancolombia SA 5.950% 6/03/21	345,000	380,915
Bank of America Corp. 2.151% 11/09/20	2,070,000	2,060,629
Capital One Financial Corp. 2.500% 5/12/20	365,000	366,581
Citigroup, Inc. 2.350% 8/02/21	1,155,000	1,144,512
Citigroup, Inc. 2.450% 1/10/20	35,000	35,211
First Horizon National Corp. 3.500% 12/15/20	1,430,000	1,466,667
The Goldman Sachs Group, Inc. 2.875% 2/25/21	2,360,000	2,385,299
Itau Unibanco Holding SA (a) 2.850% 5/26/18	270,000	270,675
JP Morgan Chase & Co. 4.500% 1/24/22	1,090,000	1,180,305
Macquarie Bank Ltd. (a) 2.850% 1/15/21	130,000	131,283
Mitsubishi UFJ Trust & Banking Corp. (a) 2.650% 10/19/20	1,110,000	1,117,063
Regions Bank 7.500% 5/15/18	130,000	136,093
Regions Financial Corp. 3.200% 2/08/21	1,095,000	1,119,539
Sumitomo Mitsui Financial Group, Inc. 2.058% 7/14/21	585,000	575,146
Sumitomo Mitsui Financial Group, Inc. 2.846% 1/11/22	150,000	151,657
SVB Financial Group 5.375% 9/15/20	75,000	81,627
Turkiye Garanti Bankasi AS (a) 4.750% 10/17/19	370,000	378,244

		15,504,373

Beverages — 0.9%
Anheuser-Busch InBev Finance, Inc. 2.650% 2/01/21	710,000	719,519
Coca-Cola Femsa SAB de CV 2.375% 11/26/18	1,150,000	1,155,729
Molson Coors Brewing Co. 2.100% 7/15/21	330,000	324,513

		2,199,761

The accompanying notes are an integral part of the financial statements.

MML Short-Duration Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Biotechnology — 0.7%
Baxalta, Inc. 2.000% 6/22/18	$485,000	$485,783
Celgene Corp. 2.875% 8/15/20	1,170,000	1,196,416

		1,682,199

Building Materials — 1.5%
Holcim US Finance Sarl & Cie SCS (a) 6.000% 12/30/19	1,160,000	1,255,449
James Hardie International Finance Ltd. (a) 5.875% 2/15/23	550,000	576,125
Martin Marietta Materials, Inc. 3 mo. USD LIBOR + .650%, FRN 1.822% 5/22/20	395,000	396,101
Masco Corp. 3.500% 4/01/21	620,000	636,721
Masco Corp. 7.125% 3/15/20	65,000	72,870
Standard Industries, Inc. (a) 5.500% 2/15/23	560,000	590,800

		3,528,066

Chemicals — 2.6%
Air Liquide Finance SA (a) 1.750% 9/27/21	200,000	194,704
Airgas, Inc. 3.050% 8/01/20	965,000	988,874
CF Industries, Inc. 6.875% 5/01/18	1,095,000	1,137,431
The Dow Chemical Co. 8.550% 5/15/19	125,000	140,005
Incitec Pivot Finance LLC (a) 6.000% 12/10/19	452,000	483,053
LyondellBasell Industries NV 5.000% 4/15/19	565,000	590,674
LyondellBasell Industries NV 6.000% 11/15/21	500,000	564,849
RPM International, Inc. 3.450% 11/15/22	8,000	8,217
RPM International, Inc. 6.125% 10/15/19	1,078,000	1,169,620
RPM International, Inc. 6.500% 2/15/18	76,000	78,203
The Sherwin-Williams Co. 2.750% 6/01/22	685,000	684,591

		6,040,221

Commercial Services — 0.3%
S&P Global, Inc. 3.300% 8/14/20	635,000	651,003

	Principal Amount	Value
Computers — 0.9%
Dell International LLC/ EMC Corp. (a) 3.480% 6/01/19	$430,000	$440,052
Dell International LLC/EMC Corp. (a) 4.420% 6/15/21	475,000	500,753
DXC Technology Co. (a) 2.875% 3/27/20	230,000	232,892
Leidos Holdings, Inc. 4.450% 12/01/20	895,000	935,275

		2,108,972

Diversified Financial Services — 2.3%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust 4.500% 5/15/21	1,010,000	1,071,595
Air Lease Corp. 2.125% 1/15/18	30,000	30,053
Air Lease Corp. 2.125% 1/15/20	300,000	298,566
Air Lease Corp. 3.375% 1/15/19	365,000	371,789
Air Lease Corp. 3.375% 6/01/21	460,000	472,210
Ally Financial, Inc. 3.600% 5/21/18	440,000	444,950
Ally Financial, Inc. 4.750% 9/10/18	920,000	945,300
Genpact Luxembourg Sarl (a) 3.700% 4/01/22	945,000	956,885
International Lease Finance Corp. 3.875% 4/15/18	100,000	101,522
Lazard Group LLC 4.250% 11/14/20	665,000	701,583

		5,394,453

Electric — 2.6%
Ameren Corp. 2.700% 11/15/20	555,000	561,617
Duke Energy Corp. 1.800% 9/01/21	600,000	585,706
EDP Finance BV (a) 4.125% 1/15/20	1,150,000	1,188,812
EDP Finance BV (a) 4.900% 10/01/19	108,000	113,405
Enel Finance International NV (a) 2.875% 5/25/22	785,000	786,089
Entergy Texas, Inc. 2.550% 6/01/21	75,000	74,526
Entergy Texas, Inc. 7.125% 2/01/19	798,000	858,163
IPALCO Enterprises, Inc. 5.000% 5/01/18	490,000	497,963
Israel Electric Corp. Ltd. (a) 7.250% 1/15/19	350,000	375,337

The accompanying notes are an integral part of the financial statements.

MML Short-Duration Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Majapahit Holding BV (a) 7.750% 1/20/20	$330,000	$368,775
Puget Energy, Inc. 6.500% 12/15/20	202,000	225,802
The Southern Co. 2.350% 7/01/21	460,000	456,648

		6,092,843

Electronics — 0.6%
FLIR Systems, Inc. 3.125% 6/15/21	480,000	483,823
Jabil, Inc. 8.250% 3/15/18	90,000	93,600
Tech Data Corp. 3.700% 2/15/22	240,000	244,899
Tyco Electronics Group SA 6.550% 10/01/17	700,000	708,293

		1,530,615

Engineering & Construction — 0.2%
SBA Tower Trust (a) 3.168% 4/09/47	350,000	351,458

Foods — 0.9%
Danone SA (a) 2.077% 11/02/21	1,340,000	1,321,958
JBS Investments GmbH (a) 7.750% 10/28/20	200,000	189,460
Mondelez International Holdings Netherlands BV (a) 2.000% 10/28/21	595,000	579,719
Tyson Foods, Inc. 2.650% 8/15/19	60,000	60,757

		2,151,894

Hand & Machine Tools — 0.5%
Stanley Black & Decker, Inc. 1.622% 11/17/18	345,000	344,155
Stanley Black & Decker, Inc. 2.451% 11/17/18	810,000	817,888

		1,162,043

Health Care – Products — 0.9%
Abbott Laboratories 2.350% 11/22/19	600,000	604,511
Abbott Laboratories 2.900% 11/30/21	675,000	682,540
Boston Scientific Corp. 2.850% 5/15/20	255,000	258,536
Zimmer Biomet Holdings, Inc. 2.000% 4/01/18	528,000	528,956

		2,074,543

Health Care – Services — 1.2%
Cigna Corp. 4.000% 2/15/22	316,000	334,020

	Principal Amount	Value
Cigna Corp. 4.500% 3/15/21	$790,000	$842,930
HCA, Inc. 3.750% 3/15/19	1,130,000	1,152,600
Laboratory Corp. of America Holdings 2.625% 2/01/20	570,000	574,694

		2,904,244

Home Builders — 0.5%
Lennar Corp. 4.500% 11/15/19	1,128,000	1,170,300

Housewares — 0.1%
Newell Brands, Inc. 2.600% 3/29/19	171,000	172,667

Insurance — 3.2%
American International Group, Inc. 3.300% 3/01/21	550,000	565,858
Athene Global Funding (a) 4.000% 1/25/22	1,240,000	1,288,040
CNA Financial Corp. 5.750% 8/15/21	93,000	103,791
Enstar Group Ltd. 4.500% 3/10/22	575,000	593,228
Jackson National Life Global Funding (a) 2.500% 6/27/22	1,165,000	1,156,718
Lincoln National Corp. 6.250% 2/15/20	500,000	548,449
NUVEEN FINANCE LLC (a) 2.950% 11/01/19	1,155,000	1,171,507
Reinsurance Group of America, Inc. 5.000% 6/01/21	640,000	695,592
Trinity Acquisition PLC 3.500% 9/15/21	470,000	481,294
Unum Group 3.000% 5/15/21	135,000	136,286
Willis Towers Watson PLC 5.750% 3/15/21	370,000	408,189
XLIT Ltd. 5.750% 10/01/21	465,000	520,458

		7,669,410

Internet — 0.5%
Expedia, Inc. 7.456% 8/15/18	1,148,000	1,213,653

Investment Companies — 0.4%
Ares Capital Corp. 3.625% 1/19/22	30,000	30,347
Ares Capital Corp. 3.875% 1/15/20	548,000	558,750
FS Investment Corp. 4.000% 7/15/19	365,000	368,686

		957,783

The accompanying notes are an integral part of the financial statements.

MML Short-Duration Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Leisure Time — 0.6%
Brunswick Corp. (a) 4.625% 5/15/21	$1,388,000	$1,418,150

Lodging — 0.4%
Marriott International, Inc. 2.300% 1/15/22	30,000	29,605
Marriott International, Inc. 2.875% 3/01/21	875,000	887,909

		917,514

Machinery – Diversified — 0.5%
CNH Industrial Capital LLC 3.375% 7/15/19	353,000	358,736
CNH Industrial Capital LLC 3.625% 4/15/18	100,000	100,880
CNH Industrial Capital LLC 3.875% 10/15/21	635,000	651,669
CNH Industrial Capital LLC 4.875% 4/01/21	115,000	122,188

		1,233,473

Media — 0.8%
Charter Communications Operating LLC/Charter Communications Operating Capital 3.579% 7/23/20	605,000	625,192
Sirius XM Radio, Inc. (a) (b) 3.875% 8/01/22	247,000	248,932
Sirius XM Radio, Inc. (a) 4.250% 5/15/20	900,000	910,327

		1,784,451

Mining — 0.4%
Anglo American Capital PLC (a) 3.750% 4/10/22	500,000	502,500
Glencore Finance Canada Ltd. STEP (a) 2.700% 10/25/17	233,000	233,349
Glencore Finance Canada Ltd. STEP (a) 4.250% 10/25/22	254,000	263,136

		998,985

Office & Business Equipment — 0.6%
Pitney Bowes, Inc. 5.750% 9/15/17	33,000	33,233
Pitney Bowes, Inc. 4.750% 5/15/18	750,000	768,447
Pitney Bowes, Inc. 3.375% 10/01/21	590,000	586,047

		1,387,727

Oil & Gas — 0.5%
Concho Resources, Inc. 5.500% 10/01/22	1,190,000	1,221,238

	Principal Amount	Value
Packaging & Containers — 0.5%
Graphic Packaging International, Inc. 4.750% 4/15/21	$1,094,000	$1,150,068

Pharmaceuticals — 1.8%
AbbVie, Inc. 1.800% 5/14/18	945,000	946,193
Allergan Funding SCS 2.350% 3/12/18	590,000	592,463
Express Scripts Holding Co. 3.300% 2/25/21	1,195,000	1,230,741
Shire Acquisitions Investments Ireland DAC 2.400% 9/23/21	235,000	232,260
Teva Pharmaceutical Finance Netherlands III BV 2.200% 7/21/21	1,325,000	1,300,698

		4,302,355

Real Estate Investment Trusts (REITS) — 1.9%
American Tower Corp. 2.250% 1/15/22	415,000	404,655
American Tower Corp. 3.300% 2/15/21	745,000	764,462
Crown Castle International Corp. 3.400% 2/15/21	714,000	733,170
DDR Corp. 3.500% 1/15/21	210,000	212,630
DDR Corp. 7.500% 7/15/18	925,000	972,692
Digital Realty Trust LP 3.400% 10/01/20	320,000	328,197
Healthcare Trust of America Holdings LP 2.950% 7/01/22	275,000	275,082
Highwoods Realty LP 7.500% 4/15/18	25,000	26,020
Simon Property Group LP 2.350% 1/30/22	700,000	693,634
Weyerhaeuser Co. 7.375% 10/01/19	135,000	149,753

		4,560,295

Retail — 1.5%
AutoNation, Inc. 3.350% 1/15/21	825,000	839,939
CVS Health Corp. 2.125% 6/01/21	960,000	948,296
Dollar Tree, Inc. 5.750% 3/01/23	1,190,000	1,255,807
QVC, Inc. 3.125% 4/01/19	577,000	583,394

		3,627,436

The accompanying notes are an integral part of the financial statements.

MML Short-Duration Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Semiconductors — 1.1%
Analog Devices, Inc. 2.500% 12/05/21	$245,000	$245,222
Broadcom Corp./Broadcom Cayman Finance Ltd. (a) 3.000% 1/15/22	950,000	958,491
KLA-Tencor Corp. 2.375% 11/01/17	455,000	456,060
KLA-Tencor Corp. 3.375% 11/01/19	140,000	143,944
NXP BV/NXP Funding LLC (a) 4.125% 6/01/21	770,000	810,810

		2,614,527

Telecommunications — 1.1%
Hughes Satellite Systems Corp. 6.500% 6/15/19	1,083,000	1,169,640
Telefonaktiebolaget LM Ericsson 4.125% 5/15/22	1,200,000	1,222,584
Verizon Communications, Inc. 1.750% 8/15/21	245,000	236,976

		2,629,200

Transportation — 1.0%
Asciano Finance Ltd. (a) 5.000% 4/07/18	717,000	730,079
Ryder System, Inc. 2.250% 9/01/21	425,000	419,581
Ryder System, Inc. 2.500% 3/01/18	475,000	477,428
Ryder System, Inc. 2.550% 6/01/19	65,000	65,676
Ryder System, Inc. 2.875% 9/01/20	340,000	343,781
TTX Co. (a) 2.250% 2/01/19	300,000	300,165

		2,336,710

Trucking & Leasing — 1.3%
Aviation Capital Group Corp. (a) 2.875% 9/17/18	1,260,000	1,272,129
GATX Corp. 2.600% 3/30/20	575,000	580,954
Penske Truck Leasing Co. LP/PTL Finance Corp. (a) 2.500% 6/15/19	370,000	371,882
Penske Truck Leasing Co. LP/PTL Finance Corp. (a) 3.050% 1/09/20	615,000	627,058
Penske Truck Leasing Co. LP/PTL Finance Corp. (a) 3.300% 4/01/21	150,000	154,098

	Principal Amount	Value
Penske Truck Leasing Co. LP/PTL Finance Corp. (a) 3.375% 2/01/22	$20,000	$20,487

		3,026,608

TOTAL CORPORATE DEBT (Cost $107,452,514)		108,196,389

MUNICIPAL OBLIGATIONS — 0.0%
Louisiana State Public Facilities Authority, Series 2011-A, Class A2, FRN 2.056% 4/26/27	77,778	77,652

TOTAL MUNICIPAL OBLIGATIONS (Cost $77,778)		77,652

NON-U.S. GOVERNMENT AGENCY OBLIGATIONS — 36.9%
Agency Collateral PAC CMO — 1.3%
Federal National Mortgage Association, Series 2017-16, Class P 3.000% 2/25/43	788,153	805,813
Federal National Mortgage Association, Series 2017-20, Class JA 3.000% 10/25/45	2,250,742	2,298,657

		3,104,470

Auto Floor Plan ABS — 0.5%
Navistar Financial Dealer Note Master Owner Trust II, Series 2016-1, Class A, 1 mo. LIBOR + 1.350%, FRN (a) 2.566% 9/27/21	520,000	522,762
NCF Dealer Floorplan Master Trust, Series 2014-1A, Class A, 1 mo. LIBOR + 1.500%, FRN (a) 2.712% 10/20/20	200,000	200,000
NextGear Floorplan Master Owner Trust, Series 2016-2A, Class A2 (a) 2.190% 9/15/21	480,000	478,185

		1,200,947

Automobile ABS — 5.7%
American Credit Acceptance Receivables Trust, Series 2015-3, Class A (a) 1.950% 9/12/19	13,253	13,252
American Credit Acceptance Receivables Trust, Series 2016-2, Class A (a) 2.220% 7/13/20	124,296	124,300

The accompanying notes are an integral part of the financial statements.

MML Short-Duration Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
American Credit Acceptance Receivables Trust, Series 2016-1A, Class A (a) 2.370% 5/12/20	$31,485	$31,499
American Credit Acceptance Receivables Trust, Series 2017-1, Class B (a) 2.390% 2/16/21	520,000	519,882
AmeriCredit Automobile Receivables Trust, Series 2014-1, Class D 2.540% 6/08/20	210,000	211,487
Avis Budget Rental Car Funding AESOP LLC, Series 2012-3A, Class A (a) 2.100% 3/20/19	200,000	200,338
CFC LLC, Series 2015-1A, Class A (a) 1.750% 6/15/21	67,933	67,879
CPS Auto Trust, Series 2014-D, Class A (a) 1.490% 4/15/19	12,742	12,741
CPS Auto Trust, Series 2015-C, Class A (a) 1.770% 6/17/19	32,022	32,030
CPS Auto Trust, Series 2013-B, Class A (a) 1.820% 9/15/20	103,195	103,179
CPS Auto Trust, Series 2015-C, Class B (a) 2.550% 2/18/20	250,000	250,315
CPS Auto Trust, Series 2014-C, Class A (a) 1.310% 2/15/19	9,608	9,608
CPS Auto Trust, Series 2016-C, Class B (a) 2.480% 9/15/20	190,000	189,618
CPS Auto Trust, Series 2017-A, Class B (a) 2.680% 5/17/21	1,150,000	1,155,581
Credit Acceptance Auto Loan Trust, Series 2014-2A, Class A (a) 1.880% 3/15/22	49,666	49,669
Drive Auto Receivables Trust, Series 2016-BA, Class B (a) 2.560% 6/15/20	140,000	140,459
Drive Auto Receivables Trust, Series 2017-1, Class C 2.840% 4/15/22	270,000	269,658
DT Auto Owner Trust, Series 2016-1A, Class B (a) 2.790% 5/15/20	449,461	450,443
DT Auto Owner Trust, Series 2016-2A, Class B (a) 2.920% 5/15/20	230,000	230,914
Enterprise Fleet Financing LLC, Series 2016-1, Class A2 (a) 1.830% 9/20/21	322,057	322,054

	Principal Amount	Value
Enterprise Fleet Financing LLC, Series 2017-1, Class A3 (a) 2.600% 7/20/22	$210,000	$210,176
Exeter Automobile Receivables Trust, Series 2015-2A, Class A (a) 1.540% 11/15/19	17,426	17,424
Exeter Automobile Receivables Trust, Series 2015-3A, Class A (a) 2.000% 3/16/20	44,504	44,513
Exeter Automobile Receivables Trust, Series 2016-3A, Class B (a) 2.840% 8/16/21	260,000	259,403
Exeter Automobile Receivables Trust, Series 2017-1A, Class B (a) 3.000% 12/15/21	260,000	260,896
Exeter Automobile Receivables Trust, Series 2015-2A, Class C (a) 3.900% 3/15/21	650,000	659,902
First Investors Auto Owner Trust, Series 2015-2A, Class A1 (a) 1.590% 12/16/19	28,329	28,329
First Investors Auto Owner Trust, Series 2016-1A, Class A1 (a) 1.920% 5/15/20	130,324	130,366
First Investors Auto Owner Trust, Series 2016-2A, Class B (a) 2.210% 7/15/22	540,000	537,170
Flagship Credit Auto Trust, Series 2014-2, Class A (a) 1.430% 12/16/19	20,002	19,988
Flagship Credit Auto Trust, Series 2015-2, Class A (a) 1.980% 10/15/20	84,333	84,458
Flagship Credit Auto Trust, Series 2015-3, Class A (a) 2.380% 10/15/20	100,288	100,419
Flagship Credit Auto Trust, Series 2016-4, Class B (a) 2.410% 10/15/21	910,000	902,998
Flagship Credit Auto Trust, Series 2016-4, Class C (a) 2.710% 11/15/22	410,000	405,930
Flagship Credit Auto Trust, Series 2016-1, Class A (a) 2.770% 12/15/20	239,813	241,613
Flagship Credit Auto Trust, Series 2017-1, Class B (a) 2.830% 3/15/23	615,000	615,212
Flagship Credit Auto Trust, Series 2013-2, Class B (a) 3.210% 8/15/19	62,506	62,579
GLS Auto Receivables Trust, Series 2015-1A, Class A (a) 2.250% 12/15/20	33,300	33,258

The accompanying notes are an integral part of the financial statements.

MML Short-Duration Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
NextGear Floorplan Master Owner Trust, Series 2015-2A, Class A (a) 2.380% 10/15/20	$250,000	$251,144
NextGear Floorplan Master Owner Trust, Series 2016-1A, Class A1, 1 mo. LIBOR + 1.700%, FRN (a) 2.689% 4/15/21	370,000	373,909
Oscar US Funding Trust II, Series 2015-1A, Class A3 (a) 1.860% 10/15/19	501,954	500,243
Oscar US Funding Trust II, Series 2015-1A, Class A4 (a) 2.440% 6/15/22	300,000	297,747
Oscar US Funding Trust IV, Series 2016-1A, Class A2B, 1 mo. USD LIBOR + 1.700%, FRN (a) 2.689% 7/15/20	135,173	135,517
Oscar US Funding Trust V, Series 2016-2A, Class A2A (a) 2.310% 11/15/19	355,484	355,270
Oscar US Funding Trust VI, Series 2017-1A, Class A1 (a) 1.180% 4/10/18	335,920	335,630
Oscar US Funding Trust VI, Series 2017-1A, Class A3 (a) 2.820% 6/10/21	240,000	241,215
Oscar US Funding Trust VI, Series 2017-1A, Class A4 (a) 3.300% 5/10/24	160,000	161,271
Santander Drive Auto Receivables Trust, Series 2016-1, Class A3 1.620% 3/16/20	180,000	180,004
Santander Drive Auto Receivables Trust, Series 2015-2, Class C 2.440% 4/15/21	470,000	473,052
Santander Drive Auto Receivables Trust, Series 2016-1, Class B 2.470% 12/15/20	340,000	341,964
Santander Drive Auto Receivables Trust, Series 2014-4, Class D 3.100% 11/16/20	200,000	202,932
Santander Drive Auto Receivables Trust, Series 2016-1, Class D 4.020% 4/15/22	500,000	515,942
Westlake Automobile Receivables Trust, Series 2016-1A, Class A2B, 1 mo. USD LIBOR + 1.050%, FRN (a) 2.209% 1/15/19	178,117	178,180

		13,543,560

Commercial MBS — 1.3%
Banc of America Commercial Mortgage, Inc., Series 2007-4, Class AM, VRN 6.158% 2/10/51	59,051	59,565

	Principal Amount	Value
Banc of America Commercial Mortgage, Inc., Series 2008-1, Class A4, VRN 6.466% 2/10/51	$261,206	$263,099
Bear Stearns Commercial Mortgage Securities, Series 2007-PW17, Class A4, VRN 5.694% 6/11/50	32,718	32,754
Bear Stearns Commercial Mortgage Securities, Series 2007-PW17, Class AM, VRN 5.915% 6/11/50	425,000	425,755
Commercial Mortgage Pass-Through Certificates, Series 2014-CR14, Class A2 3.147% 2/10/47	290,000	294,727
GCCFC Commercial Mortgage Trust, Series 2006-GG7, Class AM, VRN 5.951% 7/10/38	167,156	167,546
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2007-CB20, Class AM, VRN 6.236% 2/12/51	231,260	232,859
ML-CFC Commercial Mortgage Trust, Series 2007-9, Class A4 5.700% 9/12/49	224,604	225,298
ML-CFC Commercial Mortgage Trust, Series 2007-9, Class AM, VRN 5.856% 9/12/49	250,000	252,186
Morgan Stanley Capital I, Series 2007-HQ11, Class AJ, VRN 5.508% 2/12/44	102,214	102,244
Morgan Stanley Capital I, Series 2008-T29, Class A4, VRN 6.503% 1/11/43	105,008	106,170
TIAA Seasoned Commercial Mortgage Trust, Series 2007-C4, Class AJ, VRN 5.475% 8/15/39	28,205	28,172
Velocity Commercial Capital Loan Trust, Series 2016-2, Class AFX, VRN 2.997% 10/25/46	417,847	417,896
Wachovia Bank Commercial Mortgage Trust, Series 2007-C33, Class AM, VRN 6.174% 2/15/51	440,000	440,000

		3,048,271

Home Equity ABS — 0.3%
ACE Securities Corp., Series 2005-HE7, Class A2D, 1 mo. USD LIBOR + .660%, FRN 1.876% 11/25/35	35,863	35,835
ACE Securities Corp., Series 2005-HE5, Class M2, 1 mo. USD LIBOR + .735%, FRN 1.951% 8/25/35	82,251	82,542

The accompanying notes are an integral part of the financial statements.

MML Short-Duration Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Bear Stearns Asset-Backed Securities I Trust, Series 2005-HE12, Class M1, 1 mo. USD LIBOR + ..480%, FRN 1.696% 12/25/35	$166,613	$167,040
Countrywide Partnership Trust, Series 2004-EC1, Class M1, 1 mo. USD LIBOR + .900%, FRN 2.116% 2/25/35	102,644	92,984
Credit Suisse Seasoned Loan Trust, Series 2006-1, Class A, 1 mo. USD LIBOR + .240%, FRN (a) 1.456% 10/25/34	142,443	142,085
JP Morgan Mortgage Acquisition Corp., Series 2005-FRE1, Class A2V2, 1 mo. USD LIBOR + .220%, FRN 1.436% 10/25/35	57,720	57,826
New Century Home Equity Loan Trust, Series 1997-NC5, Class A6, STEP 6.347% 10/25/28	1	1
NovaStar Mortgage Funding Trust, Series 2005-3, Class A2D, 1 mo. LIBOR + .740%, FRN 1.586% 1/25/36	36,353	36,339
Option One Mortgage Loan Trust, Series 2005-5, Class A3, 1 mo. USD LIBOR + .210%, FRN 1.426% 12/25/35	93,422	93,511
Residential Asset Securities Corp., Series 2005-EMX4, Class M1, 1 mo. USD LIBOR + .430%, FRN 1.646% 11/25/35	599	599

		708,762

Other ABS — 18.1%
321 Henderson Receivables I LLC, Series 2006-1A, Class A1, 1 mo. USD LIBOR + .200%, FRN (a) 1.359% 3/15/41	92,529	90,087
321 Henderson Receivables I LLC, Series 2010-3A, Class A (a) 3.820% 12/15/48	287,633	290,046
ALM VII Ltd., Series 2012-7A, Class A1R, 3 mo. USD LIBOR + 1.480%, FRN (a) 2.638% 10/15/28	370,000	372,303
Alterna Funding I LLC, Series 2014-1A, Class NOTE (a) 1.639% 2/15/21	169,517	167,822
Apidos CLO XXV, Series 2016-25A, Class A1, 3 mo. USD LIBOR + 1.460%, FRN (a) 2.616% 10/20/28	520,000	521,604
Arbys Funding LLC, Series 2015-1A, Class A2 (a) 4.969% 10/30/45	295,500	296,054

	Principal Amount	Value
ARL First LLC, Series 2012-1A, Class A1, 1 mo. USD LIBOR + 1.750%, FRN (a) 2.744% 12/15/42	$229,360	$223,202
AVANT Loans Funding Trust, Series 2016-C, Class A (a) 2.960% 9/16/19	12,664	12,668
Avery Point III CLO Ltd., Series 2013-3A, Class AR, 3 mo. USD LIBOR + 1.120%, FRN (a) 2.278% 1/18/25	580,000	580,142
BCC Funding VIII LLC, Series 2014-1A, Class A (a) 1.794% 6/20/20	4,347	4,347
BCC Funding X LLC, Series 2015-1, Class A2 (a) 2.224% 10/20/20	144,538	144,389
Birchwood Park CLO Ltd., Series 2014-1A, Class AR, 3 mo. USD LIBOR + 1.180%, FRN (a) 2.338% 7/15/26	340,000	340,193
Blackbird Capital Aircraft Lease Securitization Ltd., Series 2016-1A, Class AA, STEP (a) 2.487% 12/16/41	360,208	358,878
BlueMountain CLO Ltd., Series 2015-2A, Class A1, 3 mo. USD LIBOR + 1.430%, FRN (a) 2.588% 7/18/27	475,000	477,110
BlueVirgo Trust, Series 2015-1A, Class NOTE (a) 3.000% 12/15/22	441,305	443,816
BRE Grand Islander Timeshare Issuer LLC, Series 2017-1A, Class A (a) 2.940% 5/25/29	254,961	255,056
Capital Automotive REIT, Series 2012-1A, Class A1 (a) 3.870% 4/15/47	259,567	261,107
Cazenovia Creek Funding I LLC, Series 2015-1A, Class A (a) 2.000% 12/10/23	149,613	148,678
CCG Receivables Trust, Series 2014-1, Class A2 (a) 1.060% 11/15/21	23,003	23,000
Citi Held For Asset Issuance, Series 2015-PM3, Class A (a) 2.560% 5/16/22	3,132	3,132
CKE Restaurant Holdings, Inc., Series 2013-1A, Class A2 (a) 4.474% 3/20/43	465,120	465,031
CLI Funding VI LLC, Series 2017-1A, Class A (a) 3.620% 5/18/42	395,190	395,145

The accompanying notes are an integral part of the financial statements.

MML Short-Duration Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Countrywide Asset-Backed Certificates, Series 2004-5, Class 3A, 1 mo. USD LIBOR + .460%, FRN 1.676% 9/25/34	$34,449	$34,410
DB Master Finance LLC, Series 2015-1A, Class A2I (a) 3.262% 2/20/45	889,525	893,516
Diamond Resorts Owner Trust, Series 2013-2, Class A (a) 2.270% 5/20/26	114,563	113,958
Diamond Resorts Owner Trust, Series 2014-1, Class A (a) 2.540% 5/20/27	48,991	48,973
Diamond Resorts Owner Trust, Series 2015-1, Class A (a) 2.730% 7/20/27	116,648	115,893
Diamond Resorts Owner Trust, Series 2015-2, Class A (a) 2.990% 5/22/28	145,045	144,631
Diamond Resorts Owner Trust, Series 2016-1, Class A (a) 3.080% 11/20/28	915,780	909,320
Diamond Resorts Owner Trust, Series 2015-2, Class B (a) 3.540% 5/22/28	98,004	98,010
Domino’s Pizza Master Issuer LLC, Series 2015-1A, Class A2I (a) 3.484% 10/25/45	424,625	427,606
Domino’s Pizza Master Issuer LLC, Series 2012-1A, Class A2 (a) 5.216% 1/25/42	317,866	316,833
Dong Fang Container Finance II SPV Ltd., Series 2014-1A, Class A1 (a) 1.950% 11/25/39	106,250	105,529
Drug Royalty Corp., Inc., Series 2014-1, Class A1, 3 mo. USD LIBOR + 2.850%, FRN (a) 4.008% 7/15/23	134,359	135,148
Drug Royalty Corp., Inc., Series 2012-1, Class A1, 3 mo. USD LIBOR + 5.250%, FRN (a) 6.130% 7/15/24	48,667	49,280
Elara HGV Timeshare Issuer LLC, Series 2016-A, Class A (a) 2.730% 4/25/28	264,029	261,851
Elara HGV Timeshare Issuer LLC, Series 2014-A, Class B (a) 3.020% 2/25/27	118,227	116,592
Element Rail Leasing I LLC, Series 2014-1A, Class A1 (a) 2.299% 4/19/44	139,285	136,709
Element Rail Leasing II LLC, Series 2015-1A, Class A1 (a) 2.707% 2/19/45	66,450	65,422

	Principal Amount	Value
Element Rail Leasing II LLC, Series 2016-1A, Class A1 (a) 3.968% 3/19/46	$172,872	$174,787
Entegry New Orleans Storm Recovery Funding I LLC, Series 2015-1, Class A 2.670% 6/01/27	83,251	84,074
First Franklin Mortgage Loan Trust, Series 2005-FF6, Class M1, 1 mo. USD LIBOR + .630%, FRN 1.846% 5/25/36	11,871	11,866
FNA Trust, Series 2015-1, Class A (a) 3.240% 12/10/23	77,553	77,156
Fremont Home Loan Trust, Series 2005-E, Class 2A3, 1 mo. USD LIBOR + .240%, FRN 1.456% 1/25/36	10,738	10,729
FRS I LLC, Series 2013-1A, Class A1 (a) 1.800% 4/15/43	48,582	48,166
Galaxy XX CLO Ltd., Series 2015-20A, Class A, 3 mo. USD LIBOR + 1.450%, FRN (a) 2.606% 7/20/27	475,000	475,034
Global SC Finance II SRL, Series 2013-1A, Class A (a) 2.980% 4/17/28	172,083	169,181
Global SC Finance IV Ltd., Series 2017-1A, Class A (a) 3.850% 4/15/37	325,554	329,906
Global SC Funding One Ltd., Series 2015-1, Class B1 (a) 2.740% 1/18/30	24,925	24,866
GoldenTree Loan Opportunities VII Ltd., Series 2013-7A, Class A, 3 mo. USD LIBOR + 1.150%, FRN (a) 2.306% 4/25/25	535,000	534,997
Goodgreen Trust, Series 2016-1A, Class A (a) 3.230% 10/15/52	544,495	529,946
GSAMP Trust, Series 2005-AHL, Class M1, 1 mo. USD LIBOR + .645%, FRN 1.861% 4/25/35	33,957	34,135
Hercules Capital Funding Trust, Series 2014-1A, Class A (a) 3.524% 4/16/21	169,524	169,894
HERO Funding Trust, Series 2016-4A, Class A1 (a) 3.570% 9/20/47	390,699	398,973
HERO Funding Trust, Series 2015-1A, Class A (a) 3.840% 9/21/40	950,029	969,029
Hilton Grand Vacations Trust, Series 2014-AA, Class A (a) 1.770% 11/25/26	154,358	151,500

The accompanying notes are an integral part of the financial statements.

MML Short-Duration Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Hilton Grand Vacations Trust, Series 2013-A, Class A (a) 2.280% 1/25/26	$129,869	$129,045
Hilton Grand Vacations Trust, Series 2017-AA, Class B, VRN (a) 2.960% 12/26/28	338,533	337,900
Home Equity Asset Trust, Series 2006-4, Class 2A3, 1 mo. USD LIBOR + .170%, FRN 1.386% 8/25/36	4,280	4,284
LCM XIV LP, Series 14A, Class A, 3 mo. USD LIBOR + 1.150%, FRN (a) 2.308% 7/15/25	700,000	699,266
LCM XXIII Ltd., Series 23A, Class A1, 3 mo. USD LIBOR + 1.400%, FRN (a) 2.556% 10/20/29	590,000	594,565
Lendmark Funding Trust, Series 2017-1A, Class A (a) 2.830% 12/22/25	240,000	239,951
Long Beach Mortgage Loan Trust, Series 2005-WL1, Class M2, 1 mo. USD LIBOR + .825%, FRN 2.041% 6/25/35	118,232	117,397
Madison Park Funding Ltd., Series 2016-22A, Class A, 3 mo. USD LIBOR + 1.480%, FRN (a) 2.636% 10/25/29	420,000	424,479
Madison Park Funding XIV Ltd., Series 2014-14A, Class A1R, 3 mo. USD LIBOR + 1.120%, FRN (a) 2.276% 7/20/26	280,000	280,119
Magnetite CLO Ltd., Series 2016-18A, Class A, 3 mo. USD LIBOR + 1.140%, FRN (a) 2.582% 11/15/28	390,000	394,260
Magnetite XI Ltd., Series 2014-11A, Class A1R, 3 mo. USD LIBOR + 1.120%, FRN (a) 2.278% 1/18/27	700,000	700,281
Mariner Finance Issuance Trust, Series 2017-AA, Class A (a) 3.620% 2/20/29	400,000	402,583
Marlette Funding Trust, Series 2017-2A, Class A (a) 2.390% 7/15/24	430,000	429,999
Marlette Funding Trust, Series 2017-1A, Class A (a) 2.827% 3/15/24	763,362	766,008
Marlette Funding Trust, Series 2016-1A, Class A (a) 3.060% 1/17/23	516,406	515,547
Miramax LLC, Series 2014-1A, Class A2 (a) 3.340% 7/20/26	124,696	124,149

	Principal Amount	Value
Morgan Stanley ABS Capital I, Inc. Trust, Series 2005-WMC4, Class M4, 1 mo. USD LIBOR + .945%, FRN 2.161% 4/25/35	$113,826	$114,377
Mosaic Solar Loans LLC, Series 2017-1A, Class A (a) 4.450% 6/20/42	126,812	128,698
MVW Owner Trust, Series 2013-1A, Class A (a) 2.150% 4/22/30	116,442	115,341
MVW Owner Trust, Series 2014-2, Class A (a) 2.250% 9/22/31	185,531	183,118
MVW Owner Trust, Series 2016-1A, Class A (a) 2.250% 12/20/33	83,465	81,763
Nations Equipment Finance Funding II LLC, Series 2014-1A, Class A (a) 1.558% 7/20/18	18,445	18,434
Nations Equipment Finance Funding III LLC, Series 2016-1A, Class A (a) 3.610% 2/20/21	192,777	193,565
Navitas Equipment Receivables LLC, Series 2015-1, Class A2 (a) 2.120% 11/15/18	110,612	110,528
New Residential Advance Receivables Trust, Series 2016-T2, Class AT2 (a) 2.575% 10/15/49	1,950,000	1,937,347
NRZ Advance Receivables Trust, Series 2016-T4, Class AT4 (a) 3.107% 12/15/50	700,000	690,463
OHA Loan Funding Ltd., Series 2015-1A, Class AR, 3 mo. USD LIBOR + 1.410%, FRN (a) 2.592% 8/15/29	590,000	593,775
OnDeck Asset Securitization Trust II LLC, Series 2016-1A, Class A (a) 4.210% 5/17/20	120,000	119,434
Oportun Funding VI LLC, Series 2017-A, Class A (a) 3.230% 6/08/23	350,000	351,636
Orange Lake Timeshare Trust, Series 2014-AA, Class A (a) 2.290% 7/09/29	45,632	45,001
Orange Lake Timeshare Trust, Series 2016-A, Class A (a) 2.610% 3/08/29	272,434	271,556
Oxford Finance Funding Trust, Series 2016-1A, Class A (a) 3.968% 6/17/24	200,000	198,418
Oxford Finance Funding Trust, Series 2014-1A, Class A (a) 3.475% 12/15/22	67,783	67,630

The accompanying notes are an integral part of the financial statements.

MML Short-Duration Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Park Place Securities, Inc., Series 2005-WHQ4, Class A1A, 1 mo. USD LIBOR + .260%, FRN 1.476% 9/25/35	$8,105	$8,112
RAAC, Series 2006-RP2, Class A, 1 mo. USD LIBOR + .250%, FRN (a) 1.466% 2/25/37	76,104	75,915
Race Point VIII CLO Ltd., Series 2013-8A, Class AR, 3 mo. USD LIBOR + 1.340%, FRN (a) 2.512% 2/20/30	700,000	701,570
Sierra Receivables Funding Co. LLC, Series 2014-2A, Class A, VRN (a) 2.050% 6/20/31	158,984	158,724
Sierra Receivables Funding Co. LLC, Series 2013-2A, Class A, VRN (a) 2.280% 11/20/25	32,238	32,185
Sierra Receivables Funding Co. LLC, Series 2014-3A, Class A (a) 2.300% 10/20/31	237,518	236,485
Sierra Receivables Funding Co. LLC, Series 2015-1A, Class A (a) 2.400% 3/22/32	277,427	277,246
Sierra Receivables Funding Co. LLC, Series 2015-3A, Class B (a) 3.080% 9/20/32	39,757	39,927
Sierra Receivables Funding LLC, Series 2015-3A, Class A (a) 2.580% 9/20/32	103,367	103,614
Sierra Timeshare Receivables Funding LLC, Series 2017-1A, Class A (a) 2.910% 3/20/34	766,184	773,423
SoFi Consumer Loan Program LLC, Series 2016-3, Class A (a) 3.050% 12/26/25	320,470	322,931
SoFi Consumer Loan Program LLC, Series 2016-5, Class A (a) 3.060% 9/25/28	1,778,110	1,796,736
SoFi Consumer Loan Program LLC, Series 2016-2A, Class A (a) 3.090% 10/27/25	384,720	388,162
SoFi Consumer Loan Program LLC, Series 2016-1A, Class A (a) 3.260% 8/25/25	833,388	844,230
SoFi Consumer Loan Program LLC, Series 2015-2, Class A (a) 3.280% 9/15/23	785,757	787,694
SoFi Consumer Loan Program LLC, Series 2017-2, Class A (a) 3.280% 2/25/26	697,903	695,271
SpringCastle America Funding LLC, Series 2016-AA, Class A (a) 3.050% 4/25/29	581,486	584,911

	Principal Amount	Value
Springleaf Funding Trust, Series 2016-AA, Class A (a) 2.900% 11/15/29	$1,460,000	$1,466,994
SPS Servicer Advance Receivables Trust, Series 2016-T1, Class AT1 (a) 2.530% 11/16/48	1,040,000	1,030,935
Symphony CLO XV Ltd., Series 2014-15A, Class AR, 3 mo. USD LIBOR + 1.180%, FRN (a) 2.338% 10/17/26	800,000	802,451
Taco Bell Funding LLC, Series 2016-1A, Class A2I (a) 3.832% 5/25/46	377,150	384,723
TAL Advantage LLC, Series 2014-2A, Class A1 (a) 1.700% 5/20/39	74,551	74,395
TAL Advantage VI LLC, Series 2017-1A, Class A (a) 4.500% 4/21/42	492,838	517,702
TCI-Symphony CLO Ltd., Series 2016-1A, Class A, 3 mo. USD LIBOR + 1.480%, FRN (a) 2.398% 10/13/29	300,000	302,224
Trafigura Securitisation Finance PLC, Series 2017-1A, Class B, 1 mo. USD LIBOR + 1.700%, FRN (a) 2.906% 12/15/20	260,000	260,000
Treman Park CLO Ltd., Series 2015-1A, Class AR, 3 mo. USD LIBOR + 1.370%, FRN (a) 2.526% 4/20/27	950,000	953,771
Trip Rail Master Funding LLC, Series 2011-1A, Class A1B, 1 mo. USD LIBOR + 2.500%, FRN (a) 3.489% 7/15/41	190,778	188,715
Trip Rail Master Funding LLC, Series 2011-1A, Class A1A (a) 4.370% 7/15/41	54,508	54,196
Trip Rail Master Funding LLC, Series 2011-1A, Class A2 (a) 6.024% 7/15/41	670,000	716,540
VSE VOI Mortgage LLC, Series 2016-A, Class A (a) 2.540% 7/20/33	686,873	683,714
Welk Resorts LLC, Series 2015-AA, Class A (a) 2.790% 6/16/31	120,335	119,189
Welk Resorts LLC, Series 2017-AA, Class B (a) 3.410% 6/15/33	300,000	299,369
Wendys Funding LLC, Series 2015-1A, Class A2I (a) 3.371% 6/15/45	908,813	912,422

The accompanying notes are an integral part of the financial statements.

MML Short-Duration Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Westgate Resorts LLC, Series 2014-1A, Class A (a) 2.150% 12/20/26	$126,814	$125,636
Westgate Resorts LLC, Series 2017-1A, Class A (a) 3.050% 12/20/30	311,309	310,795
Westgate Resorts LLC, Series 2015-2A, Class A (a) 3.200% 7/20/28	254,206	252,982

		42,706,536

Student Loans ABS — 9.1%
Access Group, Inc., Series 2004-A, Class A3, 28 Days ARS, FRN 1.699% 7/01/39	1,250,000	1,229,788
Access Group, Inc., Series 2015-1, Class A, 1 mo. USD LIBOR + .700%, FRN (a) 1.916% 7/25/56	304,893	302,921
Access Group, Inc., Series 2015-1, Class B, 1 mo. USD LIBOR + 1.500%, FRN (a) 2.716% 7/25/58	140,000	119,837
AccessLex Institute, Series 2004-A, Class A2, 3 mo. USD LIBOR + .260%, FRN 1.416% 4/25/29	32,750	32,707
AccessLex Institute, Series 2003-A, Class A3, 3 mo. Treasury + 1.200%, FRN 2.160% 7/01/38	81,771	77,322
Brazos Student Finance Corp., Series 2003-A, Class A3, 28 Day ARS, FRN 1.729% 7/01/38	200,000	194,739
College Loan Corp. Trust I, Series 2005-2, Class B, 3 mo. USD LIBOR + .490%, FRN 1.648% 1/15/37	260,164	237,331
Commonbond Student Loan Trust, Series 2017-AGS, Class C (a) 5.280% 5/25/41	520,000	517,895
Credit Suisse ABS Repackaging Trust, Series 2013-A, Class B (a) 2.500% 1/25/30	164,385	154,069
DRB Prime Student Loan Trust, Series 2015-A, Class A3 2.320% 4/25/30	117,698	117,108
DRB Prime Student Loan Trust, Series 2015-B, Class A3 (a) 2.540% 4/27/26	106,482	105,342
DRB Prime Student Loan Trust, Series 2016-B, Class A2 (a) 2.890% 6/25/40	260,768	260,924

	Principal Amount	Value
DRB Prime Student Loan Trust, Series 2015-D, Class A1, 1 mo. USD LIBOR + 1.700%, FRN (a) 2.916% 1/25/40	$293,855	$299,616
DRB Prime Student Loan Trust, Series 2015-A, Class A2 (a) 3.060% 7/25/31	137,899	134,008
DRB Prime Student Loan Trust, Series 2016-R, Class A1, 1 mo. USD LIBOR + 1.900%, FRN (a) 3.116% 10/25/44	1,010,643	1,014,180
DRB Prime Student Loan Trust, Series 2015-B, Class A2 (a) 3.170% 7/25/31	122,637	123,254
DRB Prime Student Loan Trust, Series 2015-D, Class A2 (a) 3.200% 1/25/40	873,168	883,617
DRB Prime Student Loan Trust, Series 2016-A, Class A1, 1 mo. USD LIBOR + 2.000%, FRN (a) 3.216% 4/25/40	275,878	275,137
Earnest Student Loan Program LLC, Series 2016-C, Class A2 (a) 2.680% 7/25/35	486,618	472,692
Earnest Student Loan Program LLC, Series 2016-D, Class A2 (a) 2.720% 1/25/41	459,049	459,742
Earnest Student Loan Program LLC, Series 2016-B, Class A1, 1 mo. USD LIBOR + 2.050%, FRN (a) 3.266% 2/26/35	356,362	357,615
ECMC Group Student Loan Trust, Series 2017-1A, Class A, 1 mo. USD LIBOR + 1.200%, FRN (a) 2.416% 12/27/66	1,103,388	1,104,372
ECMC Group Student Loan Trust, Series 2016-1A, Class A, 1 mo. USD LIBOR + 1.350%, FRN (a) 2.566% 7/26/66	581,578	584,664
Education Loan Asset-Backed Trust I, Series 2013-1, Class A1, 1 mo. USD LIBOR + .800%, FRN (a) 2.016% 6/25/26	601,089	601,756
Higher Education Funding I, Series 2004-1, Class B1, 28 day ARS, FRN (a) 2.529% 1/01/44	950,000	829,437
KeyCorp Student Loan Trust, Series 2006-A, Class 2A4, 3 mo. USD LIBOR + .310%, FRN 1.603% 9/27/35	128,779	127,694

The accompanying notes are an integral part of the financial statements.

MML Short-Duration Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
National Collegiate Student Loan Trust, Series 2005-1, Class A4, 1 mo. USD LIBOR + .240%, FRN 1.456% 11/27/28	$46,346	$46,256
Navient Private Education Loan Trust, Series 2014-AA, Class A2A (a) 2.740% 2/15/29	294,174	296,442
Navient Student Loan Trust, Series 2017-1A, Class A3, 1 mo. USD LIBOR + 1.150%, FRN (a) 2.366% 7/26/66	950,000	949,999
Navient Student Loan Trust, Series 2016-5A, Class A, 1 mo. USD LIBOR + 1.250%, FRN (a) 2.466% 6/25/65	823,483	836,473
Navient Student Loan Trust, Series 2016-6A, Class A3, 1 mo. USD LIBOR + 1.300%, FRN (a) 2.516% 3/25/66	1,060,000	1,082,643
Nelnet Private Education Loan Trust, Series 2016-A, Class A1A, 1 mo. USD LIBOR + 1.750%, FRN (a) 2.774% 12/26/40	416,263	417,103
Nelnet Private Education Loan Trust, Series 2016-A, Class A1B (a) 3.600% 12/26/40	299,714	299,580
Nelnet Student Loan Trust, Series 2014-6A, Class A, 1 mo. USD LIBOR + .650%, FRN (a) 1.674% 11/25/52	387,757	383,751
Nelnet Student Loan Trust, Series 2014-1A, Class B, 1 mo. USD LIBOR + 1.500%, FRN (a) 2.716% 10/25/47	170,000	154,957
Nelnet Student Loan Trust, Series 2015-3A, Class B, 1 mo. USD LIBOR + 1.500%, FRN (a) 2.716% 6/25/54	130,000	116,275
North Carolina State Education Assistance Authority, Series 2011-1, Class A2, 3 mo. USD LIBOR + .900%, FRN 1.615% 1/26/26	64,915	65,015
Northstar Education Finance, Inc., Series 2005-1, Class A5, 3 mo. USD LIBOR + .750%, FRN 1.922% 10/30/45	221,283	219,191
PHEAA Student Loan Trust, Series 2016-2A, Class A, 1 mo. USD LIBOR + .950%, FRN (a) 2.166% 11/25/65	702,630	703,907

	Principal Amount	Value
SLC Private Student Loan Trust, Series 2006-A, Class A5, 3 mo. USD LIBOR + .170%, FRN 1.328% 7/15/36	$41,315	$41,315
SLC Student Loan Trust, Series 2005-1, Class B, 3 mo. USD LIBOR + .200%, FRN 1.382% 2/15/45	431,769	397,257
SLM Student Loan Trust, Series 2007-5, Class A6, 3 mo. USD LIBOR + .110%, FRN 1.266% 1/26/43	120,000	112,675
SLM Student Loan Trust, Series 2005-5, Class A4, 3 mo. USD LIBOR + .140%, FRN 1.296% 10/25/28	280,000	276,772
SLM Student Loan Trust, Series 2006-5, Class B, 3 mo. USD LIBOR + .210%, FRN 1.366% 10/25/40	504,182	467,367
SLM Student Loan Trust, Series 2006-10, Class B, 3 mo. USD LIBOR + .220%, FRN 1.376% 3/25/44	142,017	132,757
SLM Student Loan Trust, Series 2003-14, Class A6, 3 mo. USD LIBOR + .300%, FRN 1.456% 7/25/25	150,000	147,999
SLM Student Loan Trust, Series 2005-8, Class B, 3 mo. USD LIBOR + .310%, FRN 1.466% 1/25/55	208,962	188,823
SLM Student Loan Trust, Series 2013-4, Class B, 1 mo. USD LIBOR + 1.500%, FRN 2.716% 12/28/70	120,000	117,324
SLM Student Loan Trust, Series 2003-5, Class A7, 28 Day ARS, FRN 4.500% 6/17/30	50,000	50,000
SMB Private Education Loan Trust, Series 2016-A, Class A1, 1 mo. USD LIBOR + .700%, FRN (a) 1.859% 5/15/23	274,112	274,400
SMB Private Education Loan Trust, Series 2016-C, Class A2B, 1 mo. USD LIBOR + 1.100%, FRN (a) 2.259% 9/15/34	290,000	294,821
SMB Private Education Loan Trust, Series 2014-A, Class A2B, 1 mo. USD LIBOR + 1.150%, FRN (a) 2.309% 5/15/26	820,166	828,003

The accompanying notes are an integral part of the financial statements.

MML Short-Duration Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
SMB Private Education Loan Trust, Series 2016-B, Class A2B, 1 mo. USD LIBOR + 1.450%, FRN (a) 2.609% 2/17/32	$144,000	$148,127
SoFi Professional Loan Program LLC, Series 2015-A, Class RC, (Acquired 4/19/17, Cost $562,750) (a) (c) 3/25/33	200	510,000
SoFi Professional Loan Program LLC, Series 2016-B, Class A2A (a) 1.680% 3/25/31	179,459	179,412
SoFi Professional Loan Program LLC, Series 2016-D, Class A1, 1 mo. USD LIBOR + .950%, FRN (a) 2.166% 1/25/39	173,362	175,198
SoFi Professional Loan Program LLC, Series 2016-B, Class A1, 1 mo. USD LIBOR + 1.200%, FRN (a) 2.416% 6/25/33	286,878	289,901
SoFi Professional Loan Program LLC, Series 2016-E, Class A2B (a) 2.490% 1/25/36	330,000	329,402
SoFi Professional Loan Program LLC, Series 2016-A, Class A1, 1 mo. USD LIBOR + 1.750%, FRN (a) 2.966% 8/25/36	285,430	293,627

		21,444,539

WL Collateral CMO — 0.6%
Bank of America Mortgage Securities, Series 2004-G, Class 2A7, VRN 3.329% 8/25/34	9,800	9,785
Countrywide Home Loans, Inc., Series 2004-2, Class 1A1, VRN 3.467% 2/25/34	3,552	3,595
Countrywide Home Loans, Inc., Series 2003-42, Class 1A1, VRN 3.728% 9/25/33	1,409	1,350
GSR Mortgage Loan Trust, Series 2004-9, Class 2A1, VRN 3.627% 8/25/34	2,160	2,233
IndyMac Index Mortgage Loan Trust, Series 2004-AR4, Class 1A, VRN 3.067% 8/25/34	10,024	9,634
Merrill Lynch Mortgage Investors, Inc., Series 2004-A1, Class IA, VRN 3.315% 2/25/34	993	956
Merrill Lynch Mortgage Investors, Inc., Series 2003-A4, Class IA, VRN 3.340% 7/25/33	669	689
Morgan Stanley Mortgage Loan Trust, Series 2004-2AR, Class 1A, VRN 3.375% 2/25/34	45	48

	Principal Amount	Value
New Residential Mortgage Loan Trust, Series 2016-4A, Class A1, VRN (a) 3.750% 11/25/56	$434,394	$446,763
Shellpoint Co-Originator Trust, Series 2016-1, Class 2A3, VRN (a) 3.000% 10/25/31	982,318	980,166
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-2, Class 2A, VRN 3.425% 3/25/34	5,880	6,069
Washington Mutual Mortgage Pass-Through Certificates, Series 2004-AR2, Class A, 12 mo. MTA + 1.400%, FRN 2.132% 4/25/44	15,397	15,775

		1,477,063

WL Collateral PAC — 0.0%
Structured Asset Securities Corp., Series 2002-11A, Class 2A1, VRN 3.452% 6/25/32	4,432	4,456

TOTAL NON-U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $87,159,495)		87,238,604

U.S. GOVERNMENT AGENCY OBLIGATIONS AND INSTRUMENTALITIES — 5.4%
Collateralized Mortgage Obligations — 4.4%
Federal Home Loan Mortgage Corp.
Series 4291, Class K 3.000% 5/15/38	642,494	657,401
Series 4447, Class PA 3.000% 12/15/44	184,826	189,858
Series 3990, Class VA 3.500% 1/15/25	487,756	510,873
Series 4213, Class VE 3.500% 6/15/26	435,925	458,458
Series 4290, Class CA 3.500% 12/15/38	944,888	981,767
Series 4443, Class BA 3.500% 4/15/41	226,210	234,520
Series 4328, Class DA 4.000% 1/15/36	763,654	801,807
Series 4325, Class MA 4.000% 9/15/39	938,415	984,864
Series 4336, Class MA 4.000% 1/15/40	1,417,854	1,488,851
Series 4323, Class CA 4.000% 3/15/40	486,708	513,302
Series 2178, Class PB 7.000% 8/15/29	12,270	13,619

The accompanying notes are an integral part of the financial statements.

MML Short-Duration Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Federal National Mortgage Association
Series 2016-62, Class FC 1 mo. LIBOR + .500%, FRN 1.716% 9/25/46	$523,584	$525,971
Series 2016-74, Class GF 1 mo. LIBOR + .500%, FRN 1.716% 10/25/46	808,920	814,530
Series 2015-58, Class JP 2.500% 3/25/37	307,305	307,643
Series 2015-20, Class EV 3.500% 7/25/26	497,500	524,757
Series 2014-14, Class A 3.500% 2/25/37	459,661	474,166
Series 2015-62, Class VA 4.000% 10/25/26	145,794	156,586
Series 2014-48, Class AB 4.000% 10/25/40	420,942	442,101
Government National Mortgage Association
Series 2014-131, Class BW VRN 2.919% 5/20/41	173,158	177,116

		10,258,190

Pass-Through Securities — 0.1%
Federal Home Loan Mortgage Corp.
Pool #G11431 6.000% 2/01/18	2	2
Pool #C01079 7.500% 10/01/30	423	500
Pool #C01135 7.500% 2/01/31	1,222	1,441
Federal National Mortgage Association
Pool #725692 1 year CMT + 2.144%, FRN 2.786% 10/01/33	31,346	32,894
Pool #888586 1 year CMT + 2.203%, FRN 2.831% 10/01/34	27,306	28,695
Pool #775539 12 mo. USD LIBOR + 1.645%, FRN 3.475% 5/01/34	9,258	9,739
Pool #575667 7.000% 3/01/31	2,471	2,899
Pool #529453 7.500% 1/01/30	536	634
Pool #531196 7.500% 2/01/30	71	84
Pool #530299 7.500% 3/01/30	75	86
Pool #536386 7.500% 4/01/30	90	106
Pool #535996 7.500% 6/01/31	1,662	1,963

	Principal Amount	Value
Pool #523499 8.000% 11/01/29	$58	$68
Pool #252926 8.000% 12/01/29	39	46
Pool #532819 8.000% 3/01/30	33	40
Pool #534703 8.000% 5/01/30	548	654
Pool #253437 8.000% 9/01/30	40	48
Pool #253481 8.000% 10/01/30	18	22
Pool #190317 8.000% 8/01/31	794	948
Pool #596656 8.000% 8/01/31	349	374
Pool #602008 8.000% 8/01/31	877	1,047
Pool #597220 8.000% 9/01/31	659	788
Government National Mortgage Association
Pool #371146 7.000% 9/15/23	305	336
Pool #352022 7.000% 11/15/23	1,585	1,759
Pool #491089 7.000% 12/15/28	1,937	2,194
Pool #478658 7.000% 5/15/29	446	523
Pool #500928 7.000% 5/15/29	858	1,003
Pool #499410 7.000% 7/15/29	259	304
Pool #510083 7.000% 7/15/29	245	285
Pool #493723 7.000% 8/15/29	819	962
Pool #581417 7.000% 7/15/32	4,746	5,567
Government National Mortgage Association II
Pool #008746 1 Year CMT + 1.500%, FRN 2.250% 11/20/25	1,057	1,077
Pool #080136 1 Year CMT + 1.500%, FRN 2.250% 11/20/27	197	201
Pool #82462 1 Year CMT + 1.500%, FRN 2.375% 1/20/40	78,112	80,249
Pool #82488 1 year CMT + 1.500%, FRN 2.375% 3/20/40	94,968	97,922

		275,460

The accompanying notes are an integral part of the financial statements.

MML Short-Duration Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Whole Loans — 0.9%
Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes
Series 2015-DNA1, Class M1 1 mo. USD LIBOR + .900%, FRN 2.116% 10/25/27	$93,415	$93,535
Series 2016-DNA1, Class M1 1 mo. USD LIBOR + 1.450%, FRN 2.666% 7/25/28	106,708	107,105
Federal National Mortgage Association Connecticut Avenue Securities Series 2016-C06, Class 1M1 1 mo. USD LIBOR + 1.300%, FRN 2.516% 4/25/29	432,825	438,352
Series 2016-C05, Class 2M1 1 mo. USD LIBOR + 1.350%, FRN 2.566% 1/25/29	688,899	694,360
Series 2016-C04, Class 1M1 1 mo. USD LIBOR + 1.450%, FRN 2.666% 1/25/29	700,721	708,866
Series 2015-C04, Class 1M1 1 mo. USD LIBOR + 1.600%, FRN 2.816% 4/25/28	67,695	67,797
Vendee Mortgage Trust
Series 1992-1, Class 2Z 7.750% 5/15/22	11,193	12,275

		2,122,290

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS AND INSTRUMENTALITIES (Cost $12,776,650)		12,655,940

U.S. TREASURY OBLIGATIONS — 10.3%
U.S. Treasury Bonds & Notes — 10.3%
U.S. Treasury Note 0.750% 10/31/18	8,950,000	8,881,477
U.S. Treasury Note (d) 0.875% 7/31/19	6,800,000	6,728,441
U.S. Treasury Note 1.250% 3/31/19	5,640,000	5,628,323
U.S. Treasury Note 1.625% 3/15/20	2,650,000	2,658,530
U.S. Treasury Note 1.875% 3/31/22	500,000	500,258

		24,397,029

TOTAL U.S. TREASURY OBLIGATIONS (Cost $24,477,226)		24,397,029

TOTAL BONDS & NOTES (Cost $231,943,663)		232,565,614

	Notional Amount	Value
PURCHASED OPTIONS — 0.2%
Financial — 0.2%
Diversified Financial Services — 0.2%
3-Month USD LIBOR BBA 30 Year Swaption, Put, Expires 1/11/22, Strike 2.60 (OTC — Barclays Bank PLC); Underlying swap terminates 1/13/52	$2,350,000	$293,413
3-Month USD LIBOR BBA 30 Year Swaption, Call, Expires 1/11/22, Strike 2.60 (OTC — Barclays Bank PLC); Underlying swap terminates 1/13/52	1,410,000	158,287

TOTAL PURCHASED OPTIONS (Cost $490,116)		451,700

TOTAL LONG-TERM INVESTMENTS (Cost $232,433,779)		233,017,314

	Principal Amount
SHORT-TERM INVESTMENTS — 1.5%
Commercial Paper — 0.8%
Magna International In, Citigroup Global Markets, Inc. (a) 1.390% 7/11/17	1,000,000	999,562
Westar Energy, Inc. (a) 1.400% 7/05/17	1,000,000	999,804

		1,999,366

Time Deposit — 0.7%
Euro Time Deposit 0.090% 7/03/17	1,634,397	1,634,397

TOTAL SHORT-TERM INVESTMENTS (Cost $3,633,863)		3,633,763

TOTAL INVESTMENTS — 100.1% (Cost $236,067,642) (e)		236,651,077

Other Assets/(Liabilities) — (0.1)%		(193,644)

NET ASSETS — 100.0%		$236,457,433

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

ABS	Asset-Backed Security
ARS	Auction Rate Security
CMO	Collateralized Mortgage Obligation
CMT	Constant Maturity Treasury Index
CLO	Collateralized Loan Obligation

The accompanying notes are an integral part of the financial statements.

MML Short-Duration Bond Fund – Portfolio of Investments (Continued)

Notes to Portfolio of Investments (Continued)

FRN	Floating Rate Note
MBS	Mortgage-Backed Security
MTA	Monthly Treasury Average Index
PAC	Planned Amortization Class
STEP	Step Up Bond
VRN	Variable Rate Note
WL	Whole Loan
(a)	Securities exempt from registration under rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2017, these securities amounted to a value of $105,000,469 or 44.41% of net assets.
(b)	A portion of this security is purchased on a when-issued, delayed-delivery or forward commitment basis. (Note 2).
(c)	Restricted security. Certain securities are restricted as to resale. At June 30, 2017, these securities amounted to a value of $510,000 or 0.22% of net assets. The Fund generally bears the costs, if any, associated with the disposition of restricted securities.
(d)	A portion of this security is pledged/held as collateral for open futures contracts and open swaps agreements. (Note 2).
(e)	See Note 6 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MML Small Cap Equity Fund – Portfolio of Investments

June 30, 2017 (Unaudited)

	Number of Shares	Value
EQUITIES — 98.3%

COMMON STOCK — 98.3%
Basic Materials — 3.3%
Forest Products & Paper — 0.6%
P.H. Glatfelter Co.	38,310	$748,577

Mining — 2.7%
Century Aluminum Co. (a)	30,750	479,085
Compass Minerals International, Inc. (b)	14,850	969,705
Kaiser Aluminum Corp.	18,170	1,608,409

		3,057,199

		3,805,776

Communications — 4.0%
Internet — 2.2%
Carvana Co. (a) (b)	24,120	493,737
Proofpoint, Inc. (a) (b)	14,540	1,262,508
Yelp, Inc. (a)	25,410	762,808

		2,519,053

Media — 1.5%
Houghton Mifflin Harcourt Co. (a)	86,080	1,058,784
WideOpenWest, Inc. (a)	36,691	638,423

		1,697,207

Telecommunications — 0.3%
RigNet, Inc. (a)	19,620	314,901

		4,531,161

Consumer, Cyclical — 14.1%
Airlines — 1.3%
Spirit Airlines, Inc. (a)	28,820	1,488,553

Apparel — 0.6%
Canada Goose Holdings, Inc. (a) (b)	34,770	686,708

Auto Manufacturers — 0.7%
Navistar International Corp. (a)	30,170	791,359

Auto Parts & Equipment — 1.6%
Visteon Corp. (a)	17,910	1,827,895

Distribution & Wholesale — 1.2%
SiteOne Landscape Supply, Inc. (a)	25,730	1,339,504

Entertainment — 0.6%
The Madison Square Garden Co. Class A (a)	3,630	714,747

Retail — 7.3%
Burlington Stores, Inc. (a)	10,930	1,005,451
DSW, Inc. Class A	59,480	1,052,796
Fred’s, Inc. Class A (b)	58,150	536,724
Group 1 Automotive, Inc.	25,100	1,589,332
Sally Beauty Holdings, Inc. (a)	44,470	900,517
Sonic Corp. (b)	52,000	1,377,480
Suburban Propane Partners LP (c)	47,320	1,125,743

	Number of Shares	Value
Texas Roadhouse, Inc.	15,360	$782,592

		8,370,635

Storage & Warehousing — 0.8%
Wesco Aircraft Holdings, Inc. (a)	87,860	953,281

		16,172,682

Consumer, Non-cyclical — 21.2%
Beverages — 0.6%
The Boston Beer Co., Inc. Class A (a) (b)	5,390	712,289

Biotechnology — 1.5%
Exact Sciences Corp. (a)	16,910	598,107
Sage Therapeutics, Inc. (a) (b)	7,060	562,258
Ultragenyx Pharmaceutical, Inc. (a) (b)	9,160	568,928

		1,729,293

Commercial Services — 6.8%
Booz Allen Hamilton Holding Corp.	28,190	917,303
Korn/Ferry International	77,931	2,690,957
Matthews International Corp. Class A	21,210	1,299,113
On Assignment, Inc. (a)	38,770	2,099,395
Paylocity Holding Corp. (a)	17,130	773,933

		7,780,701

Foods — 1.6%
Hostess Brands, Inc. (a) (b)	112,750	1,815,275

Health Care – Products — 3.9%
NuVasive, Inc. (a)	25,040	1,926,077
NxStage Medical, Inc. (a)	47,300	1,185,811
The Spectranetics Corp. (a)	37,410	1,436,544

		4,548,432

Health Care – Services — 1.7%
Addus HomeCare Corp. (a)	11,820	439,704
Amedisys, Inc. (a)	24,530	1,540,729

		1,980,433

Household Products & Wares — 1.4%
Acco Brands Corp. (a)	134,320	1,564,828

Pharmaceuticals — 3.7%
ACADIA Pharmaceuticals, Inc. (a) (b)	17,310	482,776
Clovis Oncology, Inc. (a)	6,690	626,384
Prestige Brands Holdings, Inc. (a)	50,891	2,687,554
TherapeuticsMD, Inc. (a) (b)	84,170	443,576

		4,240,290

		24,371,541

Energy — 3.6%
Energy – Alternate Sources — 0.9%
Renewable Energy Group, Inc. (a) (b)	78,709	1,019,281

The accompanying notes are an integral part of the financial statements.

MML Small Cap Equity Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Oil & Gas — 1.3%
HollyFrontier Corp. (b)	31,736	$871,788
Matador Resources Co. (a) (b)	28,735	614,067

		1,485,855

Pipelines — 1.4%
Cone Midstream Partners LP (c)	39,000	739,050
Noble Midstream Partners LP (c)	18,205	826,507

		1,565,557

		4,070,693

Financial — 23.9%
Banks — 9.5%
The Bank of NT Butterfield & Son Ltd.	23,290	794,189
BankUnited, Inc.	48,499	1,634,901
Chemical Financial Corp.	22,012	1,065,601
Customers Bancorp, Inc. (a)	24,140	682,679
FCB Financial Holdings, Inc. Class A (a)	18,420	879,555
IBERIABANK Corp.	22,650	1,845,975
MB Financial, Inc.	52,080	2,293,603
Webster Financial Corp.	32,580	1,701,328

		10,897,831

Diversified Financial Services — 1.0%
Stifel Financial Corp. (a)	23,770	1,092,945

Insurance — 0.9%
James River Group Holdings Ltd.	25,990	1,032,583

Real Estate — 1.0%
Realogy Holdings Corp.	36,750	1,192,537

Real Estate Investment Trusts (REITS) — 7.3%
Brandywine Realty Trust	110,780	1,941,973
CYS Investments, Inc.	205,540	1,728,591
DiamondRock Hospitality Co.	121,050	1,325,498
Four Corners Property Trust, Inc.	75,590	1,898,065
National Storage Affiliates Trust	65,390	1,511,163

		8,405,290

Savings & Loans — 4.2%
Beneficial Bancorp, Inc.	46,330	694,950
Berkshire Hills Bancorp, Inc.	24,630	865,744
OceanFirst Financial Corp.	26,280	712,714
Oritani Financial Corp.	46,120	786,346
Sterling Bancorp	53,500	1,243,875
WSFS Financial Corp.	11,280	511,548

		4,815,177

		27,436,363

Industrial — 11.9%
Building Materials — 3.6%
Boise Cascade Co. (a)	37,890	1,151,856
Masonite International Corp. (a)	18,850	1,423,175

	Number of Shares	Value
Summit Materials, Inc. Class A (a)	54,456	$1,572,145

		4,147,176

Electrical Components & Equipment — 1.2%
Generac Holdings, Inc. (a)	39,460	1,425,690

Electronics — 0.4%
Vishay Intertechnology, Inc. (b)	30,440	505,304

Engineering & Construction — 2.3%
Dycom Industries, Inc. (a) (b)	17,270	1,546,011
KBR, Inc. (b)	68,160	1,037,395

		2,583,406

Environmental Controls — 0.8%
Advanced Disposal Services, Inc. (a)	40,580	922,383

Machinery – Diversified — 0.6%
The Manitowoc Co., Inc. (a)	104,830	630,028

Metal Fabricate & Hardware — 0.9%
Rexnord Corp. (a)	46,660	1,084,845

Transportation — 1.2%
Genesee & Wyoming, Inc. Class A (a)	19,720	1,348,651

Trucking & Leasing — 0.9%
The Greenbrier Cos., Inc. (b)	22,980	1,062,825

		13,710,308

Technology — 13.6%
Computers — 1.7%
CACI International, Inc. Class A (a)	16,010	2,002,050

Semiconductors — 4.9%
Brooks Automation, Inc.	47,990	1,040,903
Cypress Semiconductor Corp. (b)	59,353	810,168
MaxLinear, Inc. (a)	42,640	1,189,230
MKS Instruments, Inc.	18,390	1,237,647
Semtech Corp. (a)	37,030	1,323,823

		5,601,771

Software — 7.0%
CommVault Systems, Inc. (a)	15,900	897,555
Envestnet, Inc. (a)	27,870	1,103,652
Guidewire Software, Inc. (a)	17,870	1,227,848
j2 Global, Inc.	22,721	1,933,330
Pegasystems, Inc.	25,950	1,514,182
Zynga, Inc. Class A (a)	377,270	1,373,263

		8,049,830

		15,653,651

Utilities — 2.7%
Electric — 1.8%
Portland General Electric Co.	46,210	2,111,335

The accompanying notes are an integral part of the financial statements.

MML Small Cap Equity Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Water — 0.9%
American States Water Co.	21,110	$1,000,825

		3,112,160

TOTAL COMMON STOCK (Cost $90,390,731)		112,864,335

TOTAL EQUITIES (Cost $90,390,731)		112,864,335

MUTUAL FUNDS — 12.6%
Diversified Financial Services — 12.6%
State Street Navigator Securities Lending Prime Portfolio (d)	14,503,159	14,503,159

TOTAL MUTUAL FUNDS (Cost $14,503,159)		14,503,159

TOTAL LONG-TERM INVESTMENTS (Cost $104,893,890)		127,367,494

	Principal Amount

SHORT-TERM INVESTMENTS — 1.7%
Repurchase Agreement — 1.7%
State Street Bank & Trust Co. Repurchase Agreement, dated 6/30/17, 0.050%, due 7/03/17 (e)	$1,923,497	1,923,497

TOTAL SHORT-TERM INVESTMENTS (Cost $1,923,497)		1,923,497

TOTAL INVESTMENTS — 112.6% (Cost $106,817,387) (f)		129,290,991

Other Assets/(Liabilities) — (12.6)%		(14,434,541)

NET ASSETS — 100.0%		$114,856,450

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	Denotes all or a portion of security on loan. The total value of securities on loan as of June 30, 2017, was $14,140,966 or 12.31% of net assets. Total securities on loan may not correspond with the amounts identified in the Portfolio of Investments because pending sales may be in the process of recall from the brokers. (Note 2).
(c)	Security is a Master Limited Partnership.
(d)	Represents investment of security lending collateral. (Note 2).
(e)	Maturity value of $1,923,505. Collateralized by U.S. Government Agency obligations with a rate of 2.125%, maturity date of 9/30/21, and an aggregate market value, including accrued interest, of $1,963,852.
(f)	See Note 6 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MML Special Situations Fund – Portfolio of Investments

June 30, 2017 (Unaudited)

	Number of Shares	Value
EQUITIES — 99.2%

COMMON STOCK — 99.2%
Basic Materials — 11.1%
Chemicals — 10.4%
AdvanSix, Inc. (a)	6,000	$187,440
The Chemours Co.	4,979	188,804
GCP Applied Technologies, Inc. (a)	20,715	631,806
Ingevity Corp. (a)	12,600	723,240
Valvoline, Inc.	21,000	498,120

		2,229,410

Mining — 0.7%
Alcoa Corp.	4,500	146,925

		2,376,335

Communications — 6.1%
Internet — 0.8%
Liberty Expedia Holdings, Inc. Class A (a)	1,360	73,467
Liberty Ventures Series A (a)	2,040	106,672

		180,139

Media — 5.3%
Cable One, Inc.	500	355,450
Liberty Broadband Corp. Class A (a)	3,500	300,265
Liberty Media Corp-Liberty SiriusXM Class A (a)	5,600	235,088
Liberty Media Corp-Liberty SiriusXM Class C (a)	5,600	233,520

		1,124,323

		1,304,462

Consumer, Cyclical — 6.3%
Auto Parts & Equipment — 1.6%
Adient PLC	1,000	65,380
Allison Transmission Holdings, Inc.	7,600	285,076

		350,456

Distribution & Wholesale — 1.3%
WESCO International, Inc. (a)	4,750	272,175

Entertainment — 2.7%
The Madison Square Garden Co. Class A (a)	3,010	592,669

Retail — 0.7%
Yum China Holdings, Inc. (a)	3,700	145,891

		1,361,191

Consumer, Non-cyclical — 20.0%
Biotechnology — 1.5%
Bioverativ, Inc. (a)	4,100	246,697
Theravance Biopharma, Inc. (a)	1,800	71,712

		318,409

	Number of Shares	Value
Commercial Services — 3.9%
CDK Global, Inc.	10,750	$667,145
PayPal Holdings, Inc. (a)	3,000	161,010

		828,155

Foods — 2.0%
Conagra Brands, Inc.	8,500	303,960
Lamb Weston Holdings, Inc.	2,833	124,766

		428,726

Health Care – Products — 3.8%
Danaher Corp.	3,500	295,365
Halyard Health, Inc. (a)	6,100	239,608
West Pharmaceutical Services, Inc.	3,100	293,012

		827,985

Household Products & Wares — 1.0%
Avery Dennison Corp.	2,400	212,088

Pharmaceuticals — 7.8%
AbbVie, Inc.	6,300	456,813
Zoetis, Inc.	19,700	1,228,886

		1,685,699

		4,301,062

Energy — 1.7%
Oil & Gas — 1.7%
Murphy USA, Inc. (a)	5,000	370,550

Financial — 9.5%
Diversified Financial Services — 0.8%
Synchrony Financial	5,900	175,938

Insurance — 0.4%
The Travelers Cos., Inc.	700	88,571

Real Estate Investment Trusts (REITS) — 6.2%
Colony Starwood Homes	7,600	260,756
Four Corners Property Trust, Inc.	10,300	258,633
Gaming and Leisure Properties, Inc.	13,900	523,613
Mack-Cali Realty Corp.	10,600	287,684

		1,330,686

Savings & Loans — 2.1%
Beneficial Bancorp, Inc.	22,400	336,000
Poage Bankshares, Inc.	5,400	103,680

		439,680

		2,034,875

Industrial — 27.8%
Aerospace & Defense — 2.1%
KLX, Inc. (a)	9,000	450,000

Building Materials — 1.2%
Armstrong Flooring, Inc. (a)	14,080	253,018

Electrical Components & Equipment — 1.3%
Energizer Holdings, Inc.	5,700	273,714

The accompanying notes are an integral part of the financial statements.

MML Special Situations Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Electronics — 14.2%
Allegion PLC	8,500	$689,520
Fortive Corp.	18,100	1,146,635
Keysight Technologies, Inc. (a)	7,770	302,486
Kimball Electronics, Inc. (a)	30,483	550,218
Knowles Corp. (a)	20,600	348,552

		3,037,411

Machinery – Construction & Mining — 3.0%
Oshkosh Corp.	9,500	654,360

Machinery – Diversified — 1.7%
AGCO Corp.	5,500	370,645

Miscellaneous – Manufacturing — 4.3%
Pentair PLC	5,200	346,008
Trinseo SA	8,300	570,210

		916,218

		5,955,366

Technology — 14.3%
Computers — 14.3%
DXC Technology Co.	3,874	297,213
Hewlett Packard Enterprise Co.	45,100	748,209
Lumentum Holdings, Inc. (a)	4,500	256,725
NCR Corp. (a)	20,000	816,800
Science Applications International Corp.	13,600	944,112

		3,063,059

Utilities — 2.4%
Gas — 2.4%
ONE Gas, Inc.	7,300	509,613

TOTAL COMMON STOCK (Cost $17,553,353)		21,276,513

TOTAL EQUITIES (Cost $17,553,353)		21,276,513

TOTAL LONG-TERM INVESTMENTS (Cost $17,553,353)		21,276,513

	Principal Amount
SHORT-TERM INVESTMENTS — 0.9%
Repurchase Agreement — 0.9%
State Street Bank & Trust Co. Repurchase Agreement, dated 6/30/17, 0.050%, due 7/03/17 (b)	$182,386	182,386

TOTAL SHORT-TERM INVESTMENTS (Cost $182,386)		182,386

Value
TOTAL INVESTMENTS — 100.1% (Cost $17,735,739) (c)	$21,458,899

Other Assets/(Liabilities) — (0.1)%	(17,776)

NET ASSETS — 100.0%	$21,441,123

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	Maturity value of $182,387. Collateralized by U.S. Government Agency obligations with a rate of 1.625%, maturity date of 6/30/19, and an aggregate market value, including accrued interest, of $190,913.
(c)	See Note 6 for aggregate cost for federal tax purposes.

Country weightings, as a percentage of net assets, is as follows:

United States	91.1%
Ireland	5.1%
Luxembourg	2.7%
Cayman Islands	0.3%

Total Long-Term Investments	99.2%
Short-Term Investments and Other Assets and Liabilities	0.8%

Net Assets	100.0%

The accompanying notes are an integral part of the financial statements.

MML Strategic Emerging Markets Fund – Portfolio of Investments

June 30, 2017 (Unaudited)

	Number of Shares	Value
EQUITIES — 94.9%

COMMON STOCK — 93.9%
Bermuda — 2.0%
Credicorp Ltd.	2,230	$400,040
Jardine Strategic Holdings Ltd.	41,162	1,717,440

		2,117,480

Brazil — 4.0%
BM&FBovespa SA-Bolsa de Valores Mercadorias e Futuros	311,400	1,856,425
Embraer SA Sponsored ADR	35,270	642,972
Estacio Participacoes SA	142,300	627,977
Kroton Educacional SA	98,319	441,306
Sul America SA	102,434	547,280
Ultrapar Participacoes SA	7,100	166,136

		4,282,096

Cayman Islands — 17.8%
3SBio, Inc. (a)(b)	219,500	291,271
Alibaba Group Holding Ltd. Sponsored ADR (a)	48,266	6,800,679
China Lodging Group Ltd. Sponsored ADR (a)	16,081	1,297,415
Ctrip.com International Ltd. ADR (a)	44,040	2,371,994
New Oriental Education & Technology Group, Inc. Sponsored ADR (a)	16,570	1,168,019
SOHO China Ltd.	90,000	44,390
Tencent Holdings Ltd.	180,259	6,432,577
Tingyi Cayman Islands Holding Corp.	66,000	78,286
Want Want China Holdings Ltd.	1,010,000	681,791
Wuxi Biologics Cayman, Inc. (a)(b)	17,500	65,899

		19,232,321

China — 4.5%
Jiangsu Hengrui Medicine Co. Ltd. Class A	235,700	1,758,109
Kweichow Moutai Co. Ltd. Class A	21,300	1,482,463
Sinopharm Group Co. Ltd. Class H	362,000	1,641,234

		4,881,806

Colombia — 1.2%
Grupo Aval Acciones y Valores SA	86,400	715,392
Grupo de Inversiones Suramericana SA	42,387	550,790

		1,266,182

Egypt — 0.5%
Commercial International Bank Egypt SAE	116,972	515,908

France — 3.6%
Kering	7,055	2,415,559
LVMH Moet Hennessy Louis Vuitton SE	5,796	1,453,996

		3,869,555

	Number of Shares	Value
Hong Kong — 4.3%
AIA Group Ltd.	431,400	$3,153,163
China Mobile Ltd.	49,500	524,285
Hang Lung Group Ltd.	67,000	277,198
Hong Kong Exchanges & Clearing Ltd.	26,177	676,784

		4,631,430

India — 13.7%
Apollo Hospitals Enterprise Ltd. (a)	37,571	739,662
Biocon Ltd. (a)	51,144	261,327
Cholamandalam Investment & Finance Co. Ltd.	15,531	268,843
Dr. Reddy’s Laboratories Ltd.	16,854	700,778
Glenmark Pharmaceuticals Ltd.	28,701	281,282
Housing Development Finance Corp. Ltd.	211,212	5,256,894
Infosys Ltd.	167,063	2,424,550
Kotak Mahindra Bank Ltd.	86,655	1,282,594
Lupin Ltd.	3,926	64,311
Tata Consultancy Services Ltd.	30,201	1,103,230
UltraTech Cement Ltd.	12,731	778,474
Zee Entertainment Enterprises Ltd.	213,748	1,626,258

		14,788,203

Indonesia — 2.1%
Astra International Tbk PT	1,459,500	975,751
Bank Mandiri Persero Tbk PT	748,600	714,336
Indocement Tunggal Prakarsa Tbk PT	382,000	528,221
Semen Indonesia Persero Tbk PT	124,000	92,937

		2,311,245

Italy — 1.3%
PRADA SpA	390,700	1,448,899

Japan — 0.9%
Murata Manufacturing Co. Ltd.	6,400	975,157

Malaysia — 1.6%
Genting Bhd	536,300	1,176,410
Genting Malaysia Bhd	423,300	542,835

		1,719,245

Mexico — 5.1%
Fomento Economico Mexicano SAB de CV	134,436	1,323,934
Fomento Economico Mexicano SAB de CV Sponsored ADR	7,080	696,247
Grupo Aeroportuario del Sureste SAB de CV Class B	34,541	728,609
Grupo Financiero Banorte SAB de CV Class O	151,180	959,205
Grupo Financiero Inbursa SAB de CV Class O	575,220	981,586
Grupo Mexico SAB de CV Series B	107,576	302,241

The accompanying notes are an integral part of the financial statements.

MML Strategic Emerging Markets Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Kimberly-Clark de Mexico SAB de CV Class A	244,790	$518,074

		5,509,896

Netherlands — 1.1%
Steinhoff International Holdings NV	238,237	1,220,576

Nigeria — 0.6%
Nigerian Breweries PLC	665,550	333,651
Zenith Bank PLC	4,129,971	274,109

		607,760

Philippines — 3.5%
Ayala Corp.	7,240	122,037
Ayala Land, Inc.	710,400	559,764
Bank of the Philippine Islands	55,090	113,533
BDO Unibank, Inc.	44,590	109,628
Jollibee Foods Corp.	136,840	554,176
SM Investments Corp.	84,425	1,349,629
SM Prime Holdings, Inc.	1,576,500	1,031,132

		3,839,899

Poland — 0.9%
Bank Pekao SA	27,705	932,783

Republic of Korea — 3.8%
Celltrion, Inc. (a)	1,474	148,250
LG Household & Health Care Ltd.	1,655	1,436,179
NAVER Corp.	2,406	1,757,154
Samsung Biologics Co. Ltd. (a)(b)	2,837	724,064

		4,065,647

Russia — 7.0%
Alrosa PJSC (a)	480,772	705,516
Magnit PJSC (a)	19,272	2,998,709
Novatek PJSC Sponsored GDR (c)	24,284	2,711,484
Sberbank of Russia PJSC Sponsored ADR	114,330	1,184,306

		7,600,015

South Africa — 1.0%
FirstRand Ltd.	143,598	517,859
Shoprite Holdings Ltd.	36,643	558,433

		1,076,292

Spain — 0.4%
Prosegur Cash SA (a)(b)	154,905	407,064

Taiwan — 5.8%
Taiwan Semiconductor Manufacturing Co. Ltd.	916,000	6,250,729

Thailand — 0.2%
CP ALL PCL	139,600	257,872

Turkey — 1.1%
Anadolu Efes Biracilik Ve Malt Sanayii AS	90,497	561,714

	Number of Shares	Value
BIM Birlesik Magazalar AS	33,243	$615,951

		1,177,665

United Arab Emirates — 2.0%
DP World Ltd.	73,714	1,540,135
Emaar Properties PJSC	284,916	600,723
First Abu Dhabi Bank PJSC	19,225	54,951

		2,195,809

United Kingdom — 3.1%
Glencore PLC	584,231	2,192,854
Hikma Pharmaceuticals PLC	3,710	71,058
Mediclinic International PLC (d)	39,920	385,462
Old Mutual PLC	284,282	711,186

		3,360,560

United States — 0.8%
MercadoLibre, Inc.	200	50,176
NIKE, Inc. Class B	13,640	804,760

		854,936

TOTAL COMMON STOCK (Cost $85,612,431)		101,397,030

PREFERRED STOCK — 1.0%
Brazil — 0.9%
Lojas Americanas SA 0.610%	246,700	1,042,531

India — 0.1%
Zee Entertainment Enterprises Ltd. 6.000%	503,840	75,454

TOTAL PREFERRED STOCK (Cost $1,161,603)		1,117,985

TOTAL EQUITIES (Cost $86,774,034)		102,515,015

MUTUAL FUNDS — 0.3%
United States — 0.3%
State Street Navigator Securities Lending Prime Portfolio (e)	295,994	295,994

TOTAL MUTUAL FUNDS (Cost $295,994)		295,994

RIGHTS — 0.5%
Russia — 0.5%
Moscow Exchange OAO (a)	312,773	557,131

TOTAL RIGHTS (Cost $582,571)		557,131

TOTAL LONG-TERM INVESTMENTS (Cost $87,652,599)		103,368,140

The accompanying notes are an integral part of the financial statements.

MML Strategic Emerging Markets Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
SHORT-TERM INVESTMENTS — 4.2%
Repurchase Agreement — 4.2%
State Street Bank & Trust Co. Repurchase Agreement, dated 6/30/17, 0.050%, due 7/03/17 (f)	$4,498,092	$4,498,092

TOTAL SHORT-TERM INVESTMENTS (Cost $4,498,092)		4,498,092

TOTAL INVESTMENTS — 99.9% (Cost $92,150,691) (g)		107,866,232

Other Assets/(Liabilities) — 0.1%		106,376

NET ASSETS — 100.0%		$107,972,608

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

ADR	American Depositary Receipt
GDR	Global Depositary Receipt
(a)	Non-income producing security.
(b)	Securities exempt from registration under rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2017, these securities amounted to a value of $1,488,298 or 1.38% of net assets.
(c)	Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At June 30, 2017, these securities amounted to a value of $2,711,484 or 2.51% of net assets.
(d)	Denotes all or a portion of security on loan. The total value of securities on loan as of June 30, 2017, was $281,496 or 0.26% of net assets. Total securities on loan may not correspond with the amounts identified in the Portfolio of Investments because pending sales may be in the process of recall from the brokers. (Note 2).
(e)	Represents investment of security lending collateral. (Note 2).
(f)	Maturity value of $4,498,110. Collateralized by U.S. Government Agency obligations with a rate of 2.125%, maturity date of 9/30/21, and an aggregate market value, including accrued interest, of $4,590,824.
(g)	See Note 6 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MML Series Investment Fund II – Financial Statements

Statements of Assets and Liabilities

June 30, 2017 (Unaudited)

	MML Asset Momentum Fund	MML Dynamic Bond Fund
Assets:
Investments, at value (Note 2) (a)	$22,882,356	$427,507,798
Repurchase agreements, at value (Note 2) (b)	2,015,648	13,568,738
Other short-term investments, at value (Note 2) (c)	-	11,701

Total investments (d)	24,898,004	441,088,237

Cash	182	570,000
Foreign currency, at value (e)	-	-
Receivables from:
Investments sold	-	954,560
Collateral pledged for reverse repurchase agreements (Note 2)	-	-
Open forward foreign currency contracts (Note 2)	149,554	-
Investment adviser (Note 3)	2,489	-
Fund shares sold	-	-
Variation margin on open derivative instruments (Note 2)	5,992	-
Interest and dividends	20,242	2,690,426
Interest tax reclaim receivable	-	-
Foreign taxes withheld	5,766	-
Open swap agreements, at value (Note 2)	-	-

Total assets	25,082,229	445,303,223

Liabilities:
Payables for:
Investments purchased	-	1,290,375
Reverse repurchase agreements (Note 2)	-	-
Interest for reverse repurchase agreements (Note 2)	-	-
Open forward foreign currency contracts (Note 2)	147,099	-
Investments purchased on a when-issued basis (Note 2)	-	1,755,000
Fund shares repurchased	33	112
Securities on loan (Note 2)	-	-
Open swap agreements, at value (Note 2)	-	-
Trustees’ fees and expenses (Note 3)	916	18,968
Variation margin on open derivative instruments (Note 2)	-	-
Collateral held for open derivative instruments (Note 2)	260,000	-
Affiliates (Note 3):
Investment advisory fees	12,299	145,488
Administration fees	3,075	54,558
Service fees	694	2,162
Due to custodian	-	-
Accrued expense and other liabilities	18,295	54,744

Total liabilities	442,411	3,321,407

Net assets	$24,639,818	$441,981,816

Net assets consist of:
Paid-in capital	$21,027,670	$439,209,574
Undistributed (accumulated) net investment income (loss)	38,019	3,426,209
Distributions in excess of net investment income	-	-
Accumulated net realized gain (loss) on investments and foreign currency transactions	1,599,412	(1,809,810)
Net unrealized appreciation (depreciation) on investments and foreign currency translations	1,974,717	1,155,843

Net assets	$24,639,818	$441,981,816

(a) Cost of investments:	$20,851,630	$426,351,955
(b) Cost of repurchase agreements:	$2,015,648	$13,568,738
(c) Cost of other short-term investments:	$-	$11,701
(d) Securities on loan with market value of:	$-	$-
(e) Cost of foreign currency:	$-	$-

The accompanying notes are an integral part of the financial statements.

MML Equity Rotation Fund	MML High Yield Fund	MML Inflation- Protected and Income Fund	MML Short-Duration Bond Fund	MML Small Cap Equity Fund	MML Special Situations Fund	MML Strategic Emerging Markets Fund

$25,801,614	$131,459,057	$542,083,774	$233,017,314	$127,367,494	$21,276,513	$103,368,140
741,270	-	383,123	-	1,923,497	182,386	4,498,092
-	544,766	199,818,729	3,633,763	-	-	-

26,542,884	132,003,823	742,285,626	236,651,077	129,290,991	21,458,899	107,866,232

-	-	-	-	-	-	4,368
-	-	-	-	-	-	83,094

957,339	3,190,733	6,129,436	-	583,214	-	501,800
-	-	1,445,000	-	-	-	-
-	-	-	-	-	-	-
2,419	10,911	-	931	-	2,502	7,054
-	20,907	4,411,073	716	26,224	-	24,353
-	-	4,577	74,809	-	-	-
17,959	2,003,590	1,571,247	1,252,943	143,899	10,357	300,999
-	608	-	-	-	-	-
-	-	-	-	-	-	18,307
-	-	330,222	-	-	-	-

27,520,601	137,230,572	756,177,181	237,980,476	130,044,328	21,471,758	108,806,207

999,721	4,226,216	7,769,353	-	511,415	-	208,526
-	-	318,409,617	-	-	-	-
-	-	482,829	-	-	-	-
-	-	-	-	-	-	-
-	-	-	247,000	-	-	-
22	621	59,216	487,242	46,087	11	100,407
-	-	-	-	14,503,159	-	295,994
-	-	490,017	113,263	-	-	-
935	17,803	79,421	28,846	30,469	846	10,181
-	-	358	1,055	-	-	-
-	-	910,000	490,000	-	-	-

9,788	65,464	191,576	68,607	60,478	10,597	93,823
3,263	16,366	-	29,403	-	2,649	13,404
482	21,945	29,563	19,486	8,950	287	7,560
-	-	1,520,832	3	-	-	-
16,356	40,000	55,708	38,138	27,320	16,245	103,704

1,030,567	4,388,415	329,998,490	1,523,043	15,187,878	30,635	833,599

$26,490,034	$132,842,157	$426,178,691	$236,457,433	$114,856,450	$21,441,123	$107,972,608

$21,083,309	$131,659,618	$429,568,436	$238,443,018	$78,656,664	$20,427,773	$105,949,508
89,140	2,159,011	3,353,839	1,210,774	1,753,206	33,471	-
-	-	-	-	-	-	(279,389)
554,877	(2,851,861)	(9,356,503)	(3,888,059)	11,972,976	(2,743,281)	(13,386,910)
4,762,708	1,875,389	2,612,919	691,700	22,473,604	3,723,160	15,689,399

$26,490,034	$132,842,157	$426,178,691	$236,457,433	$114,856,450	$21,441,123	$107,972,608

$21,038,906	$129,583,668	$539,406,198	$232,433,779	$104,893,890	$17,553,353	$87,652,599
$741,270	$-	$383,123	$-	$1,923,497	$182,386	$4,498,092
$-	$544,766	$199,822,852	$3,633,863	$-	$-	$-
$-	$-	$-	$-	$14,140,966	$-	$281,496
$-	$-	$-	$-	$-	$-	$83,338

MML Series Investment Fund II – Financial Statements (Continued)

Statements of Assets and Liabilities

June 30, 2017 (Unaudited)

	MML Asset Momentum Fund	MML Dynamic Bond Fund
Initial Class shares:
Net assets	$-	$-

Shares outstanding (a)	-	-

Net asset value, offering price and redemption price per share	$-	$-

Class II shares:
Net assets	$23,469,287	$438,369,591

Shares outstanding (a)	2,005,476	43,568,883

Net asset value, offering price and redemption price per share	$11.70	$10.06

Service Class shares:
Net assets	$-	$-

Shares outstanding (a)	-	-

Net asset value, offering price and redemption price per share	$-	$-

Service Class I shares:
Net assets	$1,170,531	$3,612,225

Shares outstanding (a)	100,357	359,805

Net asset value, offering price and redemption price per share	$11.66	$10.04

(a)	Authorized unlimited number of shares with no par value.

The accompanying notes are an integral part of the financial statements.

MML Equity Rotation Fund	MML High Yield Fund	MML Inflation- Protected and Income Fund	MML Short-Duration Bond Fund	MML Small Cap Equity Fund	MML Special Situations Fund	MML Strategic Emerging Markets Fund

$-	$-	$378,942,920	$-	$99,818,916	$-	$-

-	-	37,089,221	-	9,859,443	-	-

$-	$-	$10.22	$-	$10.12	$-	$-

$25,580,683	$97,052,771	$-	$205,572,678	$-	$20,921,716	$95,541,072

2,027,376	9,381,422	-	20,858,637	-	2,001,854	9,370,885

$12.62	$10.35	$-	$9.86	$-	$10.45	$10.20

$-	$-	$47,235,771	$-	$15,037,534	$-	$-

-	-	4,645,008	-	1,509,687	-	-

$-	$-	$10.17	$-	$9.96	$-	$-

$909,351	$35,789,386	$-	$30,884,755	$-	$519,407	$12,431,536

72,264	3,472,555	-	3,138,513	-	49,849	1,217,294

$12.58	$10.31	$-	$9.84	$-	$10.42	$10.21

MML Series Investment Fund II – Financial Statements (Continued)

Statements of Operations

For the Six Months Ended June 30, 2017 (Unaudited)

	MML Asset Momentum Fund	MML Dynamic Bond Fund
Investment income (Note 2):
Dividends (a)	$138,459	$188,921
Interest (b)	18,645	7,450,268
Securities lending net income	-	-

Total investment income	157,104	7,639,189

Expenses (Note 3):
Investment advisory fees	70,534	858,958
Custody fees	2,551	23,191
Interest expense	-	-
Audit fees	15,346	26,515
Legal fees	82	1,705
Proxy fees	485	485
Shareholder reporting fees	2,448	17,942
Trustees’ fees	572	11,176

	92,018	939,972
Administration fees:
Class II	16,807	319,672
Service Class I	826	2,437
Service fees:
Service Class	-	-
Service Class I	1,377	4,063

Total expenses	111,028	1,266,144
Expenses waived (Note 3) :
Class II fees reimbursed by adviser	(14,873)	-
Service Class I fees reimbursed by adviser	(731)	-
Class II advisory fees waived	-	-
Service Class I advisory fees waived	-	-

Net expenses	95,424	1,266,144

Net investment income (loss)	61,680	6,373,045

Realized and unrealized gain (loss):
Net realized gain (loss) on:
Investment transactions	(208,976)	(1,038,022)
Futures contracts	1,188,647	-
Swap agreements	-	-
Foreign currency transactions	123,260	-

Net realized gain (loss)	1,102,931	(1,038,022)

Net change in unrealized appreciation (depreciation) on:
Investment transactions	1,851,221	7,607,578
Futures contracts	(26,447)	-
Swap agreements	-	-
Translation of assets and liabilities in foreign currencies	(75,142)	-

Net change in unrealized appreciation (depreciation)	1,749,632	7,607,578

Net realized gain (loss) and change in unrealized appreciation (depreciation)	2,852,563	6,569,556

Net increase (decrease) in net assets resulting from operations	$2,914,243	$12,942,601

(a) Net of foreign withholding tax of:	$4,313	$-
(b) Net of foreign withholding tax of:	$-	$-
* Net Increase (decrease) in accrued foreign capital gains tax of:	$-	$-

The accompanying notes are an integral part of the financial statements.

MML Equity Rotation Fund	MML High Yield Fund	MML Inflation- Protected and Income Fund	MML Short-Duration Bond Fund	MML Small Cap Equity Fund	MML Special Situations Fund	MML Strategic Emerging Markets Fund

$170,980	$-	$-	$-	$805,373	$117,790	$1,109,757
175	4,966,148	8,461,806	3,118,293	364	35	4,909
-	-	-	-	36,969	-	1,529

171,155	4,966,148	8,461,806	3,118,293	842,706	117,825	1,116,195

56,235	385,818	1,156,971	409,832	360,877	62,366	541,268
1,605	28,958	42,883	26,242	11,467	1,395	110,663
-	-	1,599,701	-	-	-	-
15,346	18,356	19,145	18,654	17,977	15,344	29,296
84	588	1,754	760	406	73	384
485	485	485	485	485	485	486
2,523	7,140	19,087	10,676	5,583	2,348	5,095
602	3,612	11,362	5,826	2,832	515	2,585

76,880	444,957	2,851,388	472,475	399,627	82,526	689,777

18,256	71,284	-	152,500	-	15,270	68,810
489	25,171	-	23,143	-	321	8,513

-	-	58,955	-	17,426	-	-
816	41,952	-	38,572	-	536	14,189

96,441	583,364	2,910,343	686,690	417,053	98,653	781,289

(14,010)	-	-	(3,578)	-	(14,651)	(21,945)
(384)	-	-	(513)	-	(309)	(2,850)
-	(47,507)	-	-	-	-	(18,348)
-	(16,797)	-	-	-	-	(2,272)

82,047	519,060	2,910,343	682,599	417,053	83,693	735,874

89,108	4,447,088	5,551,463	2,435,694	425,653	34,132	380,321

1,609,156	2,475,422	225,600	(74,482)	7,641,073	(156,937)	880,021
-	-	(144,132)	370,956	-	-	-
-	-	46,681	(1,446)	-	-	-
-	-	-	-	-	-	(42,019)

1,609,156	2,475,422	128,149	295,028	7,641,073	(156,937)	838,002

1,070,414	683,751	(861,730)	1,427,267	(341,104)	1,632,828	15,756,396 *
-	-	(18,993)	144,327	-	-	-
-	-	(436,085)	(62,606)	-	-	-
-	-	-	-	-	-	1,084

1,070,414	683,751	(1,316,808)	1,508,988	(341,104)	1,632,828	15,757,480

2,679,570	3,159,173	(1,188,659)	1,804,016	7,299,969	1,475,891	16,595,482

$2,768,678	$7,606,261	$4,362,804	$4,239,710	$7,725,622	$1,510,023	$16,975,803

$845	$-	$-	$-	$-	$-	$141,117
$-	$-	$-	$35	$-	$-	$-
$-	$-	$-	$-	$-	$-	$8,276

MML Series Investment Fund II – Financial Statements (Continued)

Statements of Changes in Net Assets

	MML Asset Momentum Fund
	Six Months Ended June 30, 2017 (Unaudited)	Year Ended December 31, 2016
Increase (Decrease) in Net Assets:
Operations:
Net investment income (loss)	$61,680	$48,522
Net realized gain (loss) on investment transactions	1,102,931	1,914,926
Net change in unrealized appreciation (depreciation) on investments	1,749,632	18,084

Net increase (decrease) in net assets resulting from operations	2,914,243	1,981,532

Distributions to shareholders (Note 2):
From net investment income:
Class II	-	(143,267)
Service Class I	-	(4,891)

Total distributions from net investment income	-	(148,158)

From net realized gains:
Class II	-	-
Service Class I	-	-

Total distributions from net realized gains	-	-

Net fund share transactions (Note 5):
Class II	-	143,267
Service Class I	109,155	635,192

Increase (decrease) in net assets from fund share transactions	109,155	778,459

Total increase (decrease) in net assets	3,023,398	2,611,833
Net assets
Beginning of period	21,616,420	19,004,587

End of period	$24,639,818	$21,616,420

Undistributed (accumulated) net investment income (loss) included in net assets at end of period	$38,019	$-

Distributions in excess of net investment income included in net assets at end of period	$-	$(23,661)

The accompanying notes are an integral part of the financial statements.

MML Dynamic Bond Fund		MML Equity Rotation Fund
Six Months Ended June 30, 2017 (Unaudited)	Year Ended December 31, 2016	Six Months Ended June 30, 2017 (Unaudited)	Year Ended December 31, 2016

$6,373,045	$13,637,337	$89,108	$261,658
(1,038,022)	2,556,483	1,609,156	(824,002)
7,607,578	3,883,530	1,070,414	4,034,860

12,942,601	20,077,350	2,768,678	3,472,516

(3,978,607)	(12,384,957)	-	(257,157)
(28,484)	(61,280)	-	(4,270)

(4,007,091)	(12,446,237)	-	(261,427)

(1,628,041)	-	-	-
(12,410)	-	-	-

(1,640,451)	-	-	-

9,503,356	13,596,663	-	257,157
652,358	2,536,553	411,747	252,558

10,155,714	16,133,216	411,747	509,715

17,450,773	23,764,329	3,180,425	3,720,804

424,531,043	400,766,714	23,309,609	19,588,805

$441,981,816	$424,531,043	$26,490,034	$23,309,609

$3,426,209	$1,060,255	$89,140	$32

$-	$-	$-	$-

MML Series Investment Fund II – Financial Statements (Continued)

Statements of Changes in Net Assets

	MML High Yield Fund
	Six Months Ended June 30, 2017 (Unaudited)	Year Ended December 31, 2016
Increase (Decrease) in Net Assets:
Operations:
Net investment income (loss)	$4,447,088	$10,569,874
Net realized gain (loss) on investment transactions	2,475,422	(1,015,880)
Net change in unrealized appreciation (depreciation) on investments	683,751	12,493,725

Net increase (decrease) in net assets resulting from operations	7,606,261	22,047,719

Distributions to shareholders (Note 2):
From net investment income:
Initial Class	-	-
Class II	(1,742,629)	(8,197,683)
Service Class	-	-
Service Class I	(615,111)	(1,979,564)

Total distributions from net investment income	(2,357,740)	(10,177,247)

Net fund share transactions (Note 5):
Initial Class	-	-
Class II	(2,057,370)	(28,408,601)
Service Class	-	-
Service Class I	3,525,198	2,367,805

Increase (decrease) in net assets from fund share transactions	1,467,828	(26,040,796)

Total increase (decrease) in net assets	6,716,349	(14,170,324)
Net assets
Beginning of period	126,125,808	140,296,132

End of period	$132,842,157	$126,125,808

Undistributed (accumulated) net investment income (loss) included in net assets at end of period	$2,159,011	$69,663

Distributions in excess of net investment income included in net assets at end of period	$-	$-

The accompanying notes are an integral part of the financial statements.

MML Inflation-Protected and Income Fund		MML Short-Duration Bond Fund
Six Months Ended June 30, 2017 (Unaudited)	Year Ended December 31, 2016	Six Months Ended June 30, 2017 (Unaudited)	Year Ended December 31, 2016

$5,551,463	$8,476,980	$2,435,694	$3,403,510
128,149	2,087,381	295,028	(22,334)
(1,316,808)	11,082,174	1,508,988	1,376,377

4,362,804	21,646,535	4,239,710	4,757,553

(2,509,913)	(9,077,612)	-	-
-	-	(1,451,658)	(3,741,339)
(287,854)	(1,014,617)	-	-
-	-	(199,672)	(560,359)

(2,797,767)	(10,092,229)	(1,651,330)	(4,301,698)

2,389,771	(15,322,801)	-	-
-	-	13,881	47,725,913
64,338	(2,110,692)	-	-
-	-	(1,225,111)	7,587,141

2,454,109	(17,433,493)	(1,211,230)	55,313,054

4,019,146	(5,879,187)	1,377,150	55,768,909

422,159,545	428,038,732	235,080,283	179,311,374

$426,178,691	$422,159,545	$236,457,433	$235,080,283

$3,353,839	$600,143	$1,210,774	$426,410

$-	$-	$-	$-

MML Series Investment Fund II – Financial Statements (Continued)

Statements of Changes in Net Assets

	MML Small Cap Equity Fund
	Six Months Ended June 30, 2017 (Unaudited)	Year Ended December 31, 2016
Increase (Decrease) in Net Assets:
Operations:
Net investment income (loss)	$425,653	$1,189,742
Net realized gain (loss) on investment transactions	7,641,073	6,363,213
Net change in unrealized appreciation (depreciation) on investments	(341,104)	9,716,409

Net increase (decrease) in net assets resulting from operations	7,725,622	17,269,364

Distributions to shareholders (Note 2):
From net investment income:
Initial Class	-	(946,569)
Class II	-	-
Service Class	-	(97,330)
Service Class I	-	-

Total distributions from net investment income	-	(1,043,899)

From net realized gains:
Initial Class	-	(2,038,912)
Service Class	-	(268,264)

Total distributions from net realized gains	-	(2,307,176)

Tax return of capital:
Class II	-	-
Service Class I	-	-

Total tax return of capital	-	-

Net fund share transactions (Note 5):
Initial Class	(4,706,836)	(4,113,501)
Class II	-	-
Service Class	811,970	509,259
Service Class I	-	-

Increase (decrease) in net assets from fund share transactions	(3,894,866)	(3,604,242)

Total increase (decrease) in net assets	3,830,756	10,314,047
Net assets
Beginning of period	111,025,694	100,711,647

End of period	$114,856,450	$111,025,694

Undistributed (accumulated) net investment income (loss) included in net assets at end of period	$1,753,206	$1,327,553

Distributions in excess of net investment income included in net assets at end of period	$-	$-

The accompanying notes are an integral part of the financial statements.

MML Special Situations Fund		MML Strategic Emerging Markets Fund
Six Months Ended June 30, 2017 (Unaudited)	Year Ended December 31, 2016	Six Months Ended June 30, 2017 (Unaudited)	Year Ended December 31, 2016

$34,132	$75,523	$380,321	$247,842
(156,937)	(833,481)	838,002	(3,887,465)
1,632,828	3,466,670	15,757,480	10,037,410

1,510,023	2,708,712	16,975,803	6,397,787

-	-	-	-
-	(75,321)	-	(401,484)
-	-	-	-
-	(957)	-	(22,753)

-	(76,278)	-	(424,237)

-	-	-	-
-	-	-	-

-	-	-	-

-	(35,171)	-	-
-	(447)	-	-

-	(35,618)	-	-

-	-	-	-
-	110,492	(5,893,414)	(3,478,523)
-	-	-	-
131,369	133,267	688,122	942,536

131,369	243,759	(5,205,292)	(2,535,987)

1,641,392	2,840,575	11,770,511	3,437,563

19,799,731	16,959,156	96,202,097	92,764,534

$21,441,123	$19,799,731	$107,972,608	$96,202,097

$33,471	$-	$-	$-

$-	$(661)	$(279,389)	$(659,710)

MML Series Investment Fund II – Financial Statements (Continued)

Statement of Cash Flows

For the Six Months Ended June 30, 2017 (Unaudited)

MML Inflation- Protected and Income Fund
Cash flows from operating activities:
Net increase (decrease) in net assets resulting from operations	$4,362,804
Adjustments to reconcile net increase in net assets resulting from operations to net cash provided by (used in) operating activities:
Investments purchased	(50,793,984)
Investments sold	115,899,114
(Increase ) Decrease to the principal amount of inflation-indexed bonds	(4,223,641)
(Purchase) Sale of short-term investments, net	(58,927,603)
Amortization (accretion) of discount and premium, net	580,452
(Increase) Decrease in receivable from interest and dividends	(7,400)
(Increase) Decrease in receivable for open swap agreements	144,129
Increase (Decrease) in payable for Trustees' fees and expenses	(175)
Increase (Decrease) in payable for investment advisory fees	(2,356)
Increase (Decrease) in payable for service fees	(613)
Increase (Decrease) in payable for open swap agreements	290,426
Increase (Decrease) in collateral held for open derivative instrument	910,000
Increase (Decrease) in variation margin receivable on open derivative instrument	(31,883)
Increase (Decrease) in payable for accrued expenses and other liabilities	(8,084)
Net change in unrealized (appreciation) depreciation on investments	861,730
Net realized (gain) loss from investments	(225,600)

Net cash from (used in) operating activities	8,827,316

Cash flows from (used in) financing activities:
Increase (Decrease) in due to custodian	(436,305)
Proceeds from shares sold	25,741,112
Payment on shares redeemed	(30,496,954)
Net increase (decrease) in reverse repurchase agreements	(10,314,721)
Increase (Decrease) in collateral pledged for reverse repurchase agreements	6,641,080
Increase (Decrease) in payable for interest for reverse repurchase agreements	38,472

Net cash from (used in) financing activities	(8,827,316)

Net increase (decrease) in cash	-
Cash at beginning of period	-

Cash at end of period	$-

Non cash financing activities not included herein consist of:
Reinvestment of all distributions	$2,797,767
Cash paid out for interest on reverse repurchase agreements	$1,561,229

The accompanying notes are an integral part of the financial statements.

MML Series Investment Fund II – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

MML Asset Momentum Fund

		Income (loss) from investment operations				Less distributions to shareholders						Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c,j]		Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	Tax return of capital	Total distributions	Net asset value, end of the period	Total return[m]		Net assets, end of the period (000’s)	Ratio of expenses to average daily net assets before expense waivers		Ratio of expenses to average daily net assets after expense waivers[j]		Net investment income (loss) to average daily net assets
Class II
6/30/17[r]	$10.32	$0.03		$1.35	$1.38	$-	$-	$-	$11.70	13.37%	[b]	$23,469	0.93%	[a]	0.80%	[a]	0.54%	[a]
12/31/16	9.43	0.02		0.94	0.96	(0.07)	-	(0.07)	10.32	10.20%		20,688	0.97%		0.80%		0.25%
12/31/15[g]	10.00	0.00	[d]	(0.56)	(0.56)	(0.00)[d]	(0.01)	(0.01)	9.43	(5.62%	)[b]	18,773	1.25%	[a]	0.80%	[a]	0.01%	[a]
Service Class I
6/30/17[r]	$10.29	$0.02		$1.35	$1.37	$-	$-	$-	$11.66	13.31%	[b]	$1,171	1.18%	[a]	1.05%	[a]	0.30%	[a]
12/31/16	9.42	0.01		0.92	0.93	(0.06)	-	(0.06)	10.29	9.85%		929	1.22%		1.05%		0.13%
12/31/15[g]	10.00	(0.02)		(0.56)	(0.58)	-	-	-	9.42	(5.80%	)[b]	232	1.50%	[a]	1.05%	[a]	(0.25%	)[a]

	Six months ended June 30, 2017[b,r]	Year ended December 31, 2016	Period ended December 31, 2015[b]
Portfolio turnover rate	14%	82%	141%

a	Annualized.
b	Percentage represents the results for the period and is not annualized.
c	Per share amount calculated on the average shares method.
d	Amount is less than $0.005 per share.
g	For the period May 15, 2015 (commencement of operations) through December 31, 2015.
j	Computed after giving effect to an agreement by MML Advisers to waive certain fees and expenses of the Fund.
m	Total return does not reflect expenses that apply at the separate account level or to related insurance products. Inclusion of these charges would reduce the total return figures for all periods shown.
r	Unaudited.

The accompanying notes are an integral part of the financial statements.

MML Series Investment Fund II – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

MML Dynamic Bond Fund

		Income (loss) from investment operations			Less distributions to shareholders						Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c,j]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[m]		Net assets, end of the period (000’s)	Ratio of expenses to average daily net assets before expense waivers		Ratio of expenses to average daily net assets after expense waivers[j]		Net investment income (loss) to average daily net assets
Class II
6/30/17[r]	$9.89	$0.15	$0.15	$0.30	$(0.09)	(0.04)	$(0.13)	$10.06	3.07%	[b]	$438,370	0.59%	[a]	0.59%	[a,l]	2.97%	[a]
12/31/16	9.71	0.33	0.15	0.48	(0.30)	-	(0.30)	9.89	4.94%		421,624	0.59%		0.59%	[l]	3.27%
12/31/15[g]	10.00	0.17	(0.30)	(0.13)	(0.16)	-	(0.16)	9.71	(1.34%	)[b]	400,385	0.61%	[a]	0.60%	[a]	2.78%	[a]
Service Class I
6/30/17[r]	$9.88	$0.14	$0.15	$0.29	$(0.09)	(0.04)	$(0.13)	$10.04	2.91%	[b]	$3,612	0.84%	[a]	0.84%	[a,l]	2.73%	[a]
12/31/16	9.71	0.31	0.14	0.45	(0.28)	-	(0.28)	9.88	4.67%		2,907	0.84%		0.84%	[l]	3.14%
12/31/15[g]	10.00	0.15	(0.29)	(0.14)	(0.15)	-	(0.15)	9.71	(1.45%	)[b]	382	0.86%	[a]	0.85%	[a]	2.39%	[a]

	Six months ended June 30, 2017[b,r]	Year ended December 31, 2016	Period ended December 31, 2015[b]
Portfolio turnover rate	48%	79%	106%

a	Annualized.
b	Percentage represents the results for the period and is not annualized.
c	Per share amount calculated on the average shares method.
g	For the period May 15, 2015 (commencement of operations) through December 31, 2015.
j	Computed after giving effect to an agreement by MML Advisers to waive certain fees and expenses of the Fund.
l	Expenses incurred during the period fell under the expense cap.
m	Total return does not reflect expenses that apply at the separate account level or to related insurance products. Inclusion of these charges would reduce the total return figures for all periods shown.
r	Unaudited.

The accompanying notes are an integral part of the financial statements.

MML Series Investment Fund II – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

MML Equity Rotation Fund

		Income (loss) from investment operations			Less distributions to shareholders						Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c,j]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	Tax return of capital	Total distributions	Net asset value, end of the period	Total return[m]		Net assets, end of the period (000’s)	Ratio of expenses to average daily net assets before expense waivers		Ratio of expenses to average daily net assets after expense waivers[j]		Net investment income (loss) to average daily net assets
Class II
6/30/17[r]	$11.28	$0.04	$1.30	$1.34	$-	$-	$-	$12.62	11.88%	[b]	$25,581	0.77%	[a]	0.65%	[a]	0.72%	[a]
12/31/16	9.71	0.13	1.57	1.70	(0.13)	-	(0.13)	11.28	17.48%		22,878	0.76%		0.65%		1.28%
12/31/15[g]	10.00	0.07	(0.29)	(0.22)	(0.06)	(0.01)	(0.07)	9.71	(2.18%	)[b]	19,462	0.96%	[a]	0.65%	[a]	1.06%	[a]
Service Class I
6/30/17[r]	$11.27	$0.03	$1.28	$1.31	$-	$-	$-	$12.58	11.62%	[b]	$909	1.02%	[a]	0.90%	[a]	0.48%	[a]
12/31/16	9.71	0.09	1.58	1.67	(0.11)	-	(0.11)	11.27	17.22%		431	1.01%		0.90%		0.92%
12/31/15[g]	10.00	0.05	(0.28)	(0.23)	(0.06)	(0.00)[d]	(0.06)	9.71	(2.32%	)[b]	127	1.21%	[a]	0.90%	[a]	0.80%	[a]

	Six months ended June 30, 2017[b,r]	Year ended December 31, 2016	Period ended December 31, 2015[b]
Portfolio turnover rate	28%	90%	39%

a	Annualized.
b	Percentage represents the results for the period and is not annualized.
c	Per share amount calculated on the average shares method.
d	Amount is less than $0.005 per share.
g	For the period May 15, 2015 (commencement of operations) through December 31, 2015.
j	Computed after giving effect to an agreement by MML Advisers to waive certain fees and expenses of the Fund.
m	Total return does not reflect expenses that apply at the separate account level or to related insurance products. Inclusion of these charges would reduce the total return figures for all periods shown.
r	Unaudited.

The accompanying notes are an integral part of the financial statements.

MML Series Investment Fund II – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

MML High Yield Fund

		Income (loss) from investment operations			Less distributions to shareholders							Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c,j]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Tax return of capital	Total distributions	Net asset value, end of the period	Total return[m]		Net assets, end of the period (000’s)	Ratio of expenses to average daily net assets before expense waivers		Ratio of expenses to average daily net assets after expense waivers[j]		Net investment income (loss) to average daily net assets
Class II
6/30/17[r]	$9.93	$0.35	$0.26	$0.61	$(0.19)	$-	$-	$(0.19)	$10.35	6.18%	[b]	$97,053	0.84%	[a]	0.74%	[a]	6.98%	[a]
12/31/16	9.17	0.71	0.76	1.47	(0.71)	-	-	(0.71)	9.93	16.48%		95,180	0.84%		0.74%		7.42%
12/31/15	9.98	0.65	(0.74)	(0.09)	(0.66)	(0.06)	(0.00)[d]	(0.72)	9.17	(1.13%	)	113,880	0.83%		0.71%		6.56%
12/31/14	11.03	0.72	(0.57)	0.15	(0.74)	(0.46)	-	(1.20)	9.98	1.05%		116,277	0.83%		0.69%		6.62%
12/31/13	10.93	0.76	0.38	1.14	(0.74)	(0.30)	-	(1.04)	11.03	10.84%		129,251	0.84%		0.69%		6.88%
12/31/12	10.03	0.74	0.89	1.63	(0.67)	(0.06)	-	(0.73)	10.93	16.76%		122,192	0.86%		0.69%		7.01%
Service Class I
6/30/17[r]	$9.90	$0.34	$0.25	$0.59	$(0.18)	$-	$-	$(0.18)	$10.31	6.04%	[b]	$35,789	1.09%	[a]	0.99%	[a]	6.73%	[a]
12/31/16	9.14	0.69	0.75	1.44	(0.68)	-	-	(0.68)	9.90	16.25%		30,946	1.09%		0.99%		7.19%
12/31/15	9.95	0.62	(0.73)	(0.11)	(0.64)	(0.06)	(0.00)[d]	(0.70)	9.14	(1.39%	)	26,416	1.08%		0.97%		6.31%
12/31/14	11.01	0.69	(0.58)	0.11	(0.71)	(0.46)	-	(1.17)	9.95	0.71%		25,255	1.08%		0.94%		6.38%
12/31/13	10.91	0.73	0.38	1.11	(0.71)	(0.30)	-	(1.01)	11.01	10.59%		22,141	1.09%		0.94%		6.63%
12/31/12	10.01	0.72	0.89	1.61	(0.65)	(0.06)	-	(0.71)	10.91	16.53%		16,699	1.11%		0.94%		6.77%

	Six months ended June 30, 2017[b,r]	Year ended December 31
		2016	2015	2014	2013	2012
Portfolio turnover rate	39%	59%	70%	79%	113%	95%

a	Annualized.
b	Percentage represents the results for the period and is not annualized.
c	Per share amount calculated on the average shares method.
d	Amount is less than $0.005 per share.
j	Computed after giving effect to an agreement by MML Advisers and/or MassMutual to waive certain fees and expenses of the Fund.
m	Total return does not reflect expenses that apply at the separate account level or to related insurance products. Inclusion of these charges would reduce the total return figures for all periods shown.
r	Unaudited.

The accompanying notes are an integral part of the financial statements.

MML Series Investment Fund II – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

MML Inflation-Protected and Income Fund

		Income (loss) from investment operations			Less distributions to shareholders						Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[m]		Net assets, end of the period (000’s)	Ratio of expenses to average daily net assets[n]		Interest expenses to average daily net assets[p]		Net investment income (loss) to average daily net assets[n]
Initial Class
6/30/17[r]	$10.18	$0.13	$(0.02)	$0.11	$(0.07)	$-	$(0.07)	$10.22	1.06%	[b]	$378,943	1.35%	[a]	0.76%	[a]	2.65%	[a]
12/31/16	9.92	0.21	0.30	0.51	(0.25)	-	(0.25)	10.18	5.10%		375,135	1.13%		0.53%		2.00%
12/31/15	10.18	0.06	(0.20)	(0.14)	(0.12)	-	(0.12)	9.92	(1.41%	)	380,221	0.84%		0.25%		0.58%
12/31/14	10.35	0.19	0.16	0.35	(0.29)	(0.23)	(0.52)	10.18	3.45%		412,861	0.73%		0.13%		1.85%
12/31/13	11.86	0.16	(1.16)	(1.00)	(0.21)	(0.30)	(0.51)	10.35	(8.68%	)	326,380	0.77%		0.17%		1.45%
12/31/12	11.56	0.32	0.47	0.79	(0.38)	(0.11)	(0.49)	11.86	6.89%		365,094	0.81%		0.21%		2.70%
Service Class
6/30/17[r]	$10.14	$0.12	$(0.03)	$0.09	$(0.06)	$-	$(0.06)	$10.17	0.90%	[b]	$47,236	1.60%	[a]	0.76%	[a]	2.41%	[a]
12/31/16	9.87	0.18	0.31	0.49	(0.22)	-	(0.22)	10.14	4.90%		47,025	1.38%		0.53%		1.77%
12/31/15	10.14	0.03	(0.20)	(0.17)	(0.10)	-	(0.10)	9.87	(1.65%	)	47,818	1.09%		0.25%		0.33%
12/31/14	10.32	0.18	0.14	0.32	(0.27)	(0.23)	(0.50)	10.14	3.16%		52,008	0.98%		0.13%		1.75%
12/31/13	11.83	0.13	(1.16)	(1.03)	(0.18)	(0.30)	(0.48)	10.32	(8.95%	)	53,902	1.02%		0.17%		1.20%
12/31/12	11.53	0.29	0.47	0.76	(0.35)	(0.11)	(0.46)	11.83	6.65%		65,419	1.06%		0.21%		2.44%

	Six months ended June 30, 2017[b,r]	Year ended December 31
		2016	2015	2014	2013	2012
Portfolio turnover rate	10%	41%	50%	67%	57%	31%

a	Annualized.
b	Percentage represents the results for the period and is not annualized.
c	Per share amount calculated on the average shares method.
m	Total return does not reflect expenses that apply at the separate account level or to related insurance products. Inclusion of these charges would reduce the total return figures for all periods shown.
n	Includes interest expense.
p	Interest expense incurred as a result of entering into reverse repurchase agreements is included in the Fund’s net expenses in the Statements of Operations. Income earned on investing proceeds from reverse repurchase agreements is included in interest income in the Statements of Operations.
r	Unaudited.

The accompanying notes are an integral part of the financial statements.

MML Series Investment Fund II – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

MML Short-Duration Bond Fund

		Income (loss) from investment operations			Less distributions to shareholders						Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c,j]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[m]		Net assets, end of the period (000’s)	Ratio of expenses to average daily net assets before expense waivers		Ratio of expenses to average daily net assets after expense waivers[j]		Net investment income (loss) to average daily net assets
Class II
6/30/17[r]	$9.75	$0.10	$0.08	$0.18	$(0.07)	$-	$(0.07)	$9.86	1.75%	[b]	$205,573	0.55%	[a]	0.55%	[a,k]	2.11%	[a]
12/31/16	9.70	0.18	0.09	0.27	(0.22)	-	(0.22)	9.75	2.80%		203,294	0.56%		0.55%		1.84%
12/31/15	9.84	0.17	(0.08)	0.09	(0.23)	-	(0.23)	9.70	0.93%		155,210	0.55%		0.55%	[k]	1.73%
12/31/14	9.94	0.15	(0.01)	0.14	(0.24)	(0.00)[d]	(0.24)	9.84	1.46%		166,438	0.55%		0.55%	[k]	1.50%
12/31/13	10.10	0.14	(0.05)	0.09	(0.20)	(0.05)	(0.25)	9.94	0.89%		195,279	0.55%		0.55%	[k]	1.38%
12/31/12	10.25	0.16	0.14	0.30	(0.20)	(0.25)	(0.45)	10.10	3.00%		166,054	0.58%		0.55%		1.58%
Service Class I
6/30/17[r]	$9.74	$0.09	$0.07	$0.16	$(0.06)	$-	$(0.06)	$9.84	1.69%	[b]	$30,885	0.80%	[a]	0.80%	[a,k]	1.86%	[a]
12/31/16	9.69	0.16	0.09	0.25	(0.20)	-	(0.20)	9.74	2.55%		31,787	0.81%		0.80%		1.60%
12/31/15	9.83	0.15	(0.08)	0.07	(0.21)	-	(0.21)	9.69	0.68%		24,101	0.80%		0.80%	[k]	1.48%
12/31/14	9.94	0.12	(0.01)	0.11	(0.22)	(0.00)[d]	(0.22)	9.83	1.11%		24,288	0.80%		0.80%	[k]	1.26%
12/31/13	10.09	0.11	(0.03)	0.08	(0.18)	(0.05)	(0.23)	9.94	0.74%		21,697	0.80%		0.80%	[k]	1.13%
12/31/12	10.24	0.14	0.14	0.28	(0.18)	(0.25)	(0.43)	10.09	2.77%		20,825	0.83%		0.80%		1.35%

	Six months ended June 30, 2017[b,r]	Year ended December 31
		2016	2015	2014	2013	2012
Portfolio turnover rate	32%	96%	51%	86%	114%	322%

a	Annualized.
b	Percentage represents the results for the period and is not annualized.
c	Per share amount calculated on the average shares method.
d	Amount is less than $0.005 per share.
j	Computed after giving effect to an agreement by MML Advisers and/or MassMutual to waive certain fees and expenses of the Fund.
k	Amount waived had no impact on the ratio of expenses to average daily net assets.
m	Total return does not reflect expenses that apply at the separate account level or to related insurance products. Inclusion of these charges would reduce the total return figures for all periods shown.
r	Unaudited.

The accompanying notes are an integral part of the financial statements.

MML Series Investment Fund II – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

MML Small Cap Equity Fund

		Income (loss) from investment operations			Less distributions to shareholders					Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[m]	Net assets, end of the period (000’s)	Ratio of expenses to average daily net assets	Net investment income (loss) to average daily net assets
Initial Class
6/30/17[r]	$9.45	$0.04	$0.63	$0.67	$-	$-	$-	$10.12	7.09%[b]	$99,819	0.71%[a]	0.79%[a]
12/31/16	8.27	0.10	1.37	1.47	(0.09)	(0.20)	(0.29)	9.45	18.21%	97,747	0.72%	1.21%
12/31/15	10.64	0.09	(0.73)	(0.64)	(0.09)	(1.64)	(1.73)	8.27	(5.63%)	89,557	0.71%	0.89%
12/31/14	10.97	0.13	1.11	1.24	(0.11)	(1.46)	(1.57)	10.64	12.16%	104,745	0.70%	1.19%
12/31/13	8.82	0.09	3.39	3.48	(0.11)	(1.22)	(1.33)	10.97	41.02%	104,147	0.72%	0.86%
12/31/12	7.57	0.09	1.29	1.38	-	(0.13)	(0.13)	8.82	18.39%	82,675	0.82%	1.09%
Service Class
6/30/17[r]	$9.31	$0.03	$0.62	$0.65	$-	$-	$-	$9.96	6.96%[b]	$15,038	0.96%[a]	0.55%[a]
12/31/16	8.15	0.08	1.35	1.43	(0.07)	(0.20)	(0.27)	9.31	17.92%	13,279	0.97%	0.96%
12/31/15	10.52	0.06	(0.72)	(0.66)	(0.07)	(1.64)	(1.71)	8.15	(5.87%)	11,155	0.96%	0.67%
12/31/14	10.87	0.10	1.10	1.20	(0.09)	(1.46)	(1.55)	10.52	11.88%	9,916	0.95%	0.94%
12/31/13	8.76	0.06	3.36	3.42	(0.09)	(1.22)	(1.31)	10.87	40.67%	7,674	0.97%	0.63%
12/31/12	7.53	0.08	1.28	1.36	-	(0.13)	(0.13)	8.76	18.09%	4,545	1.07%	0.96%

	Six months ended June 30, 2017[b,r]	Year ended December 31
		2016	2015	2014	2013	2012
Portfolio turnover rate	23%	63%	40%	65%	65%	92%

a	Annualized.
b	Percentage represents the results for the period and is not annualized.
c	Per share amount calculated on the average shares method.
m	Total return does not reflect expenses that apply at the separate account level or to related insurance products. Inclusion of these charges would reduce the total return figures for all periods shown.
r	Unaudited.

The accompanying notes are an integral part of the financial statements.

MML Series Investment Fund II – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

MML Special Situations Fund

		Income (loss) from investment operations			Less distributions to shareholders						Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c,j]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	Tax return of capital	Total distributions	Net asset value, end of the period	Total return[m]		Net assets, end of the period (000’s)	Ratio of expenses to average daily net assets before expense waivers		Ratio of expenses to average daily net assets after expense waivers[j]		Net investment income (loss) to average daily net assets
Class II
6/30/17[r]	$9.71	$0.02	$0.72	$0.74	$-	$-	$-	$10.45	7.62%	[b]	$20,922	0.94%	[a]	0.80%	[a]	0.33%	[a]
12/31/16	8.43	0.04	1.30	1.34	(0.04)	(0.02)	(0.06)	9.71	15.84%		19,441	0.93%		0.80%		0.43%
12/31/15[g]	10.00	(0.00)[d]	(1.57)	(1.57)	-	(0.00)[d]	(0.00)[d]	8.43	(15.67%	)[b]	16,776	1.13%	[a]	0.80%	[a]	(0.07%	)[a]
Service Class I
6/30/17[r]	$9.69	$0.00 [d]	$0.73	$0.73	$-	$-	$-	$10.42	7.53%	[b]	$519	1.19%	[a]	1.05%	[a]	0.09%	[a]
12/31/16	8.42	0.02	1.29	1.31	(0.03)	(0.01)	(0.04)	9.69	15.54%		359	1.18%		1.05%		0.18%
12/31/15[g]	10.00	(0.02)	(1.56)	(1.58)	-	-	-	8.42	(15.80%	)[b]	183	1.38%	[a]	1.05%	[a]	(0.30%	)[a]

	Six months ended June 30, 2017[b,r]	Year ended December 31, 2016	Period ended December 31, 2015[b]
Portfolio turnover rate	7%	74%	87%

a	Annualized.
b	Percentage represents the results for the period and is not annualized.
c	Per share amount calculated on the average shares method.
d	Amount is less than $0.005 per share.
g	For the period May 15, 2015 (commencement of operations) through December 31, 2015.
j	Computed after giving effect to an agreement by MML Advisers to waive certain fees and expenses of the Fund.
m	Total return does not reflect expenses that apply at the separate account level or to related insurance products. Inclusion of these charges would reduce the total return figures for all periods shown.
r	Unaudited.

The accompanying notes are an integral part of the financial statements.

MML Series Investment Fund II – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

MML Strategic Emerging Markets Fund

		Income (loss) from investment operations				Less distributions to shareholders					Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c,j]		Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	Total distributions	Net asset value, end of the period	Total return[m]		Net assets, end of the period (000’s)	Ratio of expenses to average daily net assets before expense waivers		Ratio of expenses to average daily net assets after expense waivers[j]		Net investment income (loss) to average daily net assets
Class II
6/30/17[r]	$8.64	$0.04		$1.52	$1.56	$-	$-	$10.20	18.06%	[b]	$95,541	1.49%	[a]	1.40%	[a]	0.76%	[a]
12/31/16	8.15	0.02		0.51	0.53	(0.04)	(0.04)	8.64	6.49%		86,289	1.50%		1.40%		0.29%
12/31/15	9.63	0.03		(1.41)	(1.38)	(0.10)	(0.10)	8.15	(14.23%	)	84,356	1.60%		1.40%		0.34%
12/31/14	10.21	0.04		(0.59)	(0.55)	(0.03)	(0.03)	9.63	(5.41%	)	85,833	1.70%		1.40%		0.42%
12/31/13	10.91	0.08		(0.78)	(0.70)	-	-	10.21	(6.42%	)	91,651	1.56%		1.40%		0.82%
12/31/12	9.43	0.06		1.47	1.53	(0.05)	(0.05)	10.91	16.20%		46,830	1.63%		1.40%		0.56%
Service Class I
6/30/17[r]	$8.66	$0.03		$1.52	$1.55	$-	$-	$10.21	17.90%	[b]	$12,432	1.74%	[a]	1.65%	[a]	0.56%	[a]
12/31/16	8.17	0.00	[d]	0.51	0.51	(0.02)	(0.02)	8.66	6.24%		9,913	1.75%		1.65%		0.03%
12/31/15	9.65	0.01		(1.41)	(1.40)	(0.08)	(0.08)	8.17	(14.46%	)	8,409	1.85%		1.65%		0.09%
12/31/14	10.23	0.01		(0.59)	(0.58)	(0.00)[d]	(0.00)[d]	9.65	(5.63%	)	9,120	1.95%		1.65%		0.14%
12/31/13	10.97	0.08		(0.82)	(0.74)	-	-	10.23	(6.75%	)	9,122	1.81%		1.65%		0.76%
12/31/12	9.48	0.03		1.48	1.51	(0.02)	(0.02)	10.97	15.91%		8,851	1.88%		1.65%		0.26%

	Six months ended June 30, 2017[b,r]	Year ended December 31
		2016	2015	2014	2013	2012
Portfolio turnover rate	20%	32%	39%	44%	145%	62%

a	Annualized.
b	Percentage represents the results for the period and is not annualized.
c	Per share amount calculated on the average shares method.
d	Amount is less than $0.005 per share.
j	Computed after giving effect to an agreement by MML Advisers and/or MassMutual to waive certain fees and expenses of the Fund.
m	Total return does not reflect expenses that apply at the separate account level or to related insurance products. Inclusion of these charges would reduce the total return figures for all periods shown.
r	Unaudited.

The accompanying notes are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

1.	The Funds

MML Series Investment Fund II (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a no-load, open-end, management investment company. The Trust is organized under the laws of the Commonwealth of Massachusetts as a Massachusetts business trust pursuant to an Agreement and Declaration of Trust dated February 8, 2005, which was amended and restated as of February 28, 2005 and December 15, 2011, as it may be further amended from time to time. The following are nine series of the Trust (each individually referred to as a “Fund” or collectively as the “Funds”):

MML Asset Momentum Fund (“Asset Momentum Fund”)

MML Dynamic Bond Fund (“Dynamic Bond Fund”)

MML Equity Rotation Fund (“Equity Rotation Fund”)

MML High Yield Fund (“High Yield Fund”)

MML Inflation-Protected and Income Fund (“Inflation-Protected and Income Fund”)

MML Short-Duration Bond Fund (“Short-Duration Bond Fund”)

MML Small Cap Equity Fund (“Small Cap Equity Fund”)

MML Special Situations Fund (“Special Situations Fund”)

MML Strategic Emerging Markets Fund (“Strategic Emerging Markets Fund”)

The Trust makes shares of the Funds available for the investment of assets of various separate investment accounts established by Massachusetts Mutual Life Insurance Company (“MassMutual”) and by life insurance companies which are subsidiaries of MassMutual. Shares of the Trust are not offered to the general public. MassMutual, MML Bay State Life Insurance Company, C.M. Life Insurance Company, and the MML Allocation Funds, which are “funds of funds” series of MML Series Investment Fund, another open-end management investment company sponsored by MassMutual, are the record owners of all of the outstanding shares of the Funds.

Each share class of a Fund represents an interest in the same portfolio of assets. The principal difference among the classes is the level of service and administration fees, and shareholder and distribution service expenses borne by the classes. Because each class will have different fees and expenses, performance and share prices will vary between the classes. The classes of shares are offered to different types of investors, as outlined in the Funds’ Prospectus.

2.	Significant Accounting Policies

The following is a summary of significant accounting policies followed consistently by each Fund in the preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America (“generally accepted accounting principles”). The preparation of the financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Investment Valuation

The net asset value of each Fund’s shares is determined once daily as of the close of regular trading on the New York Stock Exchange (“NYSE”), on each day the NYSE is open for trading (a “business day”). The NYSE normally closes at 4:00 p.m. Eastern Time, but may close earlier on some days. If the NYSE is scheduled to close early, the business day will be considered to end as of the time of the NYSE’s scheduled close. A Fund will not treat an intraday disruption in NYSE trading or other event that causes an unscheduled closing of the NYSE as a close of business of the NYSE for these purposes and will instead fair value securities in accordance with procedures approved annually by the Trustees, and under the general oversight of the Trustees. On holidays and other days when the NYSE is closed, each Fund’s net asset value generally is not calculated and the Funds do not anticipate accepting buy or sell orders. However, the value of each Fund’s assets may still be affected on such days to the extent that a Fund holds foreign securities that trade on days that foreign securities markets are open.

Equity securities and derivative contracts that are actively traded on a national securities exchange or contract market are valued on the basis of information furnished by a pricing service, which provides the last reported sale price, or, in the case of futures contracts, the settlement price, for securities or derivatives listed on the exchange or contract market or the official closing price on

Notes to Financial Statements (Unaudited) (Continued)

the NASDAQ National Market System (“NASDAQ System”), or in the case of over-the-counter (“OTC”) securities for which an official closing price is unavailable or not reported on the NASDAQ System, the last reported bid price. Portfolio securities traded on more than one national securities exchange are valued at the last price at the close of the exchange representing the principal market for such securities. Debt securities are valued on the basis of valuations furnished by a pricing service, which generally determines valuations taking into account factors such as institutional-size trading in similar securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. Shares of other open-end mutual funds are valued at their closing net asset values as reported on each business day.

Investments for which market quotations are readily available are marked to market daily based on those quotations. Market quotations may be provided by third-party vendors or market makers, and may be determined on the basis of a variety of factors, such as broker quotations, financial modeling, and other market data, such as market indexes and yield curves, counterparty information, and foreign exchange rates. U.S. Government and agency securities may be valued on the basis of market quotations or using a model that may incorporate market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, quoted market prices, and reference data. The fair values of OTC derivative contracts, including forward, swap, and option contracts related to interest rates, foreign currencies, credit standing of reference entities, equity prices, or commodity prices, may be based on market quotations or may be modeled using a series of techniques, including simulation models, depending on the contract and the terms of the transaction. The fair values of asset-backed securities and mortgage-backed securities are estimated based on models that consider the estimated cash flows of each debt tranche of the issuer, established benchmark yield, and estimated tranche-specific spread to the benchmark yield based on the unique attributes of the tranche, including, but not limited to, prepayment speed assumptions and attributes of the collateral. Restricted securities are generally valued at a discount to similar publicly traded securities.

Investments for which market quotations are not available or for which a pricing service or vendor does not provide a value, or for which such market quotations or values are considered by the investment adviser or subadviser to be unreliable (including, for example, certain foreign securities, thinly-traded securities, certain restricted securities, certain initial public offerings, or securities whose values may have been affected by a significant event) are stated at fair valuations determined in good faith by the Funds’ Valuation Committee1 in accordance with procedures approved annually by the Board of Trustees (“Trustees”), and under the general oversight of the Trustees. The Funds’ Valuation Committee employs various methods to determine fair valuations including a regular review of significant inputs and assumptions and review of any related market activity. The Funds’ Valuation Committee reports to the Trustees at its regularly scheduled meetings. It is possible that fair value prices will be used by the Funds to a significant extent. The value determined for an investment using the Funds’ fair value procedures may differ from recent market prices for the investment and may be significantly different from the value realized upon the sale of such investment.

The Funds may invest in securities that are traded principally in foreign markets and that trade on weekends and other days when the Funds do not price their shares. As a result, the values of the Funds’ portfolio securities may change on days when the prices of the Funds’ shares are not calculated. The prices of the Funds’ shares will reflect any such changes when the prices of the Funds’ shares are next calculated, which is the next business day. The Funds may use fair value pricing more frequently for securities primarily traded in foreign markets because, among other things, most foreign markets close well before the Funds value their securities. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim. The Funds’ investments may be priced based on fair values provided by a third-party vendor, based on certain factors and methodologies applied by such vendor, in the event that there is movement in the U.S. market, between the close of the foreign market and the time the Funds calculate their net asset values. All assets and liabilities expressed in foreign currencies are converted into U.S. dollars at the mean between the buying and selling rates of such currencies against the U.S. dollar at the end of each business day.

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. A three-tier hierarchy is utilized to maximize the use of observable market data inputs and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including

[1]	The Valuation Committee consists of the President, Treasurer, Assistant Treasurers, Vice Presidents (except for the CCO), Assistant Vice Presidents, Secretary, and Assistant Secretaries of the Trust, as well as such alternate members as the Trustees may from time to time designate. The Valuation Committee reviews and determines the fair valuation of portfolio securities and the Funds’ pricing procedures in general.

Notes to Financial Statements (Unaudited) (Continued)

assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability and are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability and are developed based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below. The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and consideration of factors specific to each security.

Level 1 – quoted prices (unadjusted) in active markets for identical investments that the Funds can access at the measurement date

The types of assets and liabilities categorized in Level 1 generally include actively traded domestic and certain foreign equity securities, derivatives actively traded on a national securities exchange (such as some warrants, rights, futures, and options), and shares of open-end mutual funds.

Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

The types of assets and liabilities categorized in Level 2 generally include debt securities such as U.S. Government and agency securities, mortgage-backed securities, asset-backed securities, municipal obligations, sovereign debt obligations, bank loans, corporate bonds, and those securities valued at amortized cost; OTC derivatives such as swaps, options, swaptions, and forward foreign currency exchange contracts; certain restricted securities; and non-exchange traded equity securities and certain foreign equity securities traded on particular foreign exchanges that close before the Funds determine their net asset values.

Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

The types of assets and liabilities categorized in Level 3 generally include securities for which prices, spreads, or any of the other aforementioned significant inputs are unobservable. Generally, securities whose trading has been suspended or that have been de-listed from their current primary trading exchange; securities in default or bankruptcy proceedings for which there is no current market quotation; securities and certain derivatives valued by broker quotes which may include brokers’ assumptions; and any illiquid Rule 144A securities or restricted securities issued by non-public entities are categorized in Level 3.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

Changes in valuation techniques may result in transfers in or out of an investment’s assigned Level within the hierarchy. In addition, in periods of market dislocation, the observability of prices and inputs may be reduced for many instruments. This condition, as well as changes related to liquidity of investments, could cause a security to be reclassified between Level 1, Level 2, or Level 3.

In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes the level in the fair value hierarchy within which the fair value measurement falls is determined based on the lowest level input that is significant to the overall fair value measurement.

The Equity Rotation Fund, Small Cap Equity Fund and Special Situations Fund characterized all long-term investments at Level 1, and all short-term investments at Level 2, as of June 30, 2017. For each Fund noted in the preceding sentence, the level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.

Notes to Financial Statements (Unaudited) (Continued)

The following is the aggregate value by input level, as of June 30, 2017, for the remaining Funds’ investments:

	Level 1	Level 2	Level 3		Total
Asset Momentum Fund
Asset Investments
Common Stock	$6,106,191	$2,815,245 *	$-		$8,921,436
Corporate Debt	-	2,999,410	-		2,999,410
U.S. Treasury Obligations	-	995,785	-		995,785
Mutual Funds	9,965,725	-	-		9,965,725
Short-Term Investments	-	2,015,648	-		2,015,648

Total Investments	$16,071,916	$8,826,088	$-		$24,898,004

Asset Derivatives
Forward Contracts	$-	$149,554	$-		$149,554

Liability Derivatives
Forward Contracts	$-	$(147,099)	$-		$(147,099)
Futures Contracts	(58,628)	-	-		(58,628)

Total	$(58,628)	$(147,099)	$-		$(205,727)

Dynamic Bond Fund
Asset Investments
Common Stock	$43,792	$-	$-		$43,792
Corporate Debt	-	104,262,349	-		104,262,349
Municipal Obligations	-	257,669	-		257,669
Non-U.S. Government Agency Obligations	-	124,116,139	-		124,116,139
Sovereign Debt Obligations	-	13,813,152	-		13,813,152
U.S. Government Agency Obligations and Instrumentalities	-	53,151,979	-		53,151,979
U.S. Treasury Obligations	-	119,960,265	-		119,960,265
Mutual Funds	11,902,453	-	-		11,902,453
Short-Term Investments	-	13,580,439	-		13,580,439

Total Investments	$11,946,245	$429,141,992	$-		$441,088,237

High Yield Fund
Asset Investments
Preferred Stock	$963,509	$-	$-		$963,509
Bank Loans	-	7,114,977	589,181	**	7,704,158
Corporate Debt	-	122,791,390	-		122,791,390
Short-Term Investments	-	544,766	-		544,766

Total Investments	$963,509	$130,451,133	$589,181		$132,003,823

Inflation-Protected and Income Fund
Asset Investments
Corporate Debt	$-	$16,980,819	$-		$16,980,819
Municipal Obligations	-	183,911	-		183,911
Non-U.S. Government Agency Obligations	-	133,053,222	-		133,053,222
U.S. Government Agency Obligations and Instrumentalities	-	3,497,284	-		3,497,284
U.S. Treasury Obligations	-	387,542,024	-		387,542,024
Purchased Options	-	826,514	-		826,514
Short-Term Investments	-	200,201,852	-		200,201,852

Total Investments	$-	$742,285,626	$-		$742,285,626

Notes to Financial Statements (Unaudited) (Continued)

	Level 1	Level 2	Level 3		Total
Inflation-Protected and Income Fund (Continued)
Asset Investments (Continued)
Asset Derivatives
Futures Contracts	$122	$-	$-		$122
Swap Agreements	-	330,222	-		330,222

Total	$122	$330,222	$-		$330,344

Liability Derivatives
Futures Contracts	(319)	-	-		(319)
Swap Agreements	-	(502,449)	-		(502,449)

Total	$(319)	$(502,449)	$-		$(502,768)

Short-Duration Bond Fund
Asset Investments
Corporate Debt	$-	$108,196,389	$-		$108,196,389
Municipal Obligations	-	77,652	-		77,652
Non-U.S. Government Agency Obligations	-	86,728,604	510,000	**	87,238,604
U.S. Government Agency Obligations and Instrumentalities	-	12,655,940	-		12,655,940
U.S. Treasury Obligations	-	24,397,029	-		24,397,029
Purchased Options	-	451,700	-		451,700
Short-Term Investments	-	3,633,763	-		3,633,763

Total Investments	$-	$236,141,077	$510,000		$236,651,077

Asset Derivatives
Futures Contracts	$247,123	$-	$-		$247,123

Liability Derivatives
Futures Contracts	$(66,338)	$-	$-		$(66,338)
Swap Agreements	-	(149,820)	-		(149,820)

Total	$(66,338)	$(149,820)	$-		$(216,158)

Strategic Emerging Markets Fund
Asset Investments
Common Stock*
Bermuda	$400,040	$1,717,440	$-		$2,117,480
Brazil	642,972	3,639,124	-		4,282,096
Cayman Islands	11,638,107	7,594,214	-		19,232,321
China	-	4,881,806	-		4,881,806
Colombia	1,266,182	-	-		1,266,182
Egypt	-	515,908	-		515,908
France	-	3,869,555	-		3,869,555
Hong Kong	-	4,631,430	-		4,631,430
India	-	14,788,203	-		14,788,203
Indonesia	-	2,311,245	-		2,311,245
Italy	-	1,448,899	-		1,448,899
Japan	-	975,157	-		975,157
Malaysia	-	1,719,245	-		1,719,245
Mexico	5,509,896	-	-		5,509,896
Netherlands	-	1,220,576	-		1,220,576
Nigeria	-	607,760	-		607,760
Philippines	-	3,839,899	-		3,839,899
Poland	-	932,783	-		932,783

Notes to Financial Statements (Unaudited) (Continued)

	Level 1	Level 2	Level 3	Total
Strategic Emerging Markets Fund (Continued)
Asset Investments (Continued)
Common Stock* (Continued)
Republic of Korea	$-	$4,065,647	$-	$4,065,647
Russia	-	7,600,015	-	7,600,015
South Africa	-	1,076,292	-	1,076,292
Spain	-	407,064	-	407,064
Taiwan	-	6,250,729	-	6,250,729
Thailand	-	257,872	-	257,872
Turkey	-	1,177,665	-	1,177,665
United Arab Emirates	-	2,195,809	-	2,195,809
United Kingdom	-	3,360,560	-	3,360,560
United States	854,936	-	-	854,936
Preferred Stock*
Brazil	-	1,042,531	-	1,042,531
India	75,454	-	-	75,454
Mutual Funds	295,994	-	-	295,994
Rights	-	557,131	-	557,131
Short-Term Investments	-	4,498,092	-	4,498,092

Total Investments	$20,683,581	$87,182,651	$-	$107,866,232

*	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments after the close of trading in their applicable foreign markets, as applicable.
**	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Fund(s). Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the period ended June 30, 2017 is not presented.

The following table shows Fund(s) with certain assets and liabilities, which approximate fair value and would be categorized at Level 2 as of June 30, 2017.

Statement of Assets and Liabilities location:	Asset Momentum Fund	Dynamic Bond Fund	Inflation- Protected and Income Fund	Short- Duration Bond Fund	Small Cap Equity Fund	Strategic Emerging Markets Fund
Receivables for:
Collateral pledged for reverse repurchase agreements			X

Payables for:
Investments purchased on a when-issued basis		X		X
Collateral held for open derivative instruments	X		X	X
Reverse repurchase agreements			X
Securities on loan					X	X
Due to custodian			X	X

The Funds, with the exception of the Strategic Emerging Markets Fund, had no transfers between Level 1, Level 2, and Level 3 of the fair value hierarchy during the period ended June 30, 2017. The Strategic Emerging Markets Fund had transfers between levels of the fair value hierarchy during the period ended June 30, 2017; however, none of the transfers individually or collectively had a material impact on the Fund. The Funds recognize transfers between the Levels as of the beginning of the year.

Derivative Instruments

Derivatives are financial instruments whose values are based on the values of one or more indicators, such as a security, asset, currency, interest rate, or index. Derivative transactions can create investment leverage and may be highly volatile. Gains or losses

Notes to Financial Statements (Unaudited) (Continued)

from derivatives can be substantially greater than their original cost and can sometimes be unlimited. A Fund may not be able to close out a derivative transaction at a favorable time or price. For those Funds that held derivatives during the period ended June 30, 2017, the following table shows how the Fund used these types of derivatives during the period (marked with an “A”), as well as additional uses, if any, it may have for them in the future (marked with an “M”).

Type of Derivative and Objective for Use	Asset Momentum Fund	Inflation- Protected and Income Fund	Short- Duration Bond Fund
Foreign Currency Exchange Transactions*
Hedging/Risk Management	M
Directional Exposures to Currencies	A
Intention to Create Investment Leverage in Portfolio	M

Futures Contracts**
Hedging/Risk Management	A	A	A
Duration/Credit Quality Management	M	A	A
Substitution for Direct Investment	A	A	A
Intention to Create Investment Leverage in Portfolio	M	M	M

Interest Rate Swaps***
Hedging/Risk Management		A
Duration Management		A
Asset/Liability Management		M
Substitution for Direct Investment		M
Intention to Create Investment Leverage in Portfolio		M

Credit Default Swaps (Protection Buyer)
Hedging/Risk Management		A	A
Duration/Credit Quality Management		A	A
Income		A	A
Substitution for Direct Investment		A	M
Intention to Create Investment Leverage in Portfolio		M	M

Credit Default Swaps (Protection Seller)
Hedging/Risk Management		A	A
Duration/Credit Quality Management		A	A
Income		A	A
Substitution for Direct Investment		A	A
Intention to Create Investment Leverage in Portfolio		M	M

Options (Purchased)
Hedging/Risk Management		A	A
Duration/Credit Quality Management		A	A
Substitution for Direct Investment		A	A
Directional Investment		A	A
Intention to Create Investment Leverage in Portfolio		M	M
*	Includes any options purchased or written, futures contracts, forward contracts, and swap agreements, if applicable.
**	Includes any options purchased or written on futures contracts, if applicable.
***	Includes any caps, floors, and collars, and related purchased or written options, if applicable.

Notes to Financial Statements (Unaudited) (Continued)

At June 30, 2017, and during the period then ended, the Fund(s) had the following derivatives and transactions in derivatives, grouped into the indicated risk categories:

	Credit Risk	Equity Risk	Foreign Exchange Risk	Interest Rate Risk	Total
Asset Momentum Fund
Asset Derivatives
Forward Contracts*	$-	$-	$149,554	$-	$149,554

Liability Derivatives
Forward Contracts^	$-	$-	$(147,099)	$-	$(147,099)
Futures Contracts^^	-	(58,628)	-	-	(58,628)

Total Value	$-	$(58,628)	$(147,099)	$-	$(205,727)

Realized Gain (Loss)#
Forward Contracts	$-	$-	$123,211	$-	$123,211
Futures Contracts	-	1,188,647	-	-	1,188,647

Total Realized Gain (Loss)	$-	$1,188,647	$123,211	$-	$1,311,858

Change in Appreciation (Depreciation)##
Forward Contracts	$-	$-	$(75,445)	$-	$(75,445)
Futures Contracts	-	(26,447)	-	-	(26,447)

Total Change in Appreciation (Depreciation)	$-	$(26,447)	$(75,445)	$-	$(101,892)

Inflation-Protected and Income Fund
Asset Derivatives
Purchased Options*	$-	$-	$-	$826,514	$826,514
Futures Contracts^^	-	-	-	122	122
Swap Agreements*	-	-	-	330,222	330,222

Total Value	$-	$-	$-	$1,156,858	$1,156,858

Liability Derivatives
Futures Contracts^^	$-	$-	$-	$(319)	$(319)
Swap Agreements^	(409,846)	-	-	(80,171)	(490,017)
Swap Agreements^^,^^^	(12,432)	-	-	-	(12,432)

Total Value	$(422,278)	$-	$-	$(80,490)	$(502,768)

Realized Gain (Loss)#
Futures Contracts	$-	$-	$-	$(144,132)	$(144,132)
Swap Agreements	47,511	-	-	(830)	46,681

Total Realized Gain (Loss)	$47,511	$-	$-	$(144,962)	$(97,451)

Change in Appreciation (Depreciation)##
Purchased Options	$-	$-	$-	$(70,294)	$(70,294)
Futures Contracts	-	-	-	(18,993)	(18,993)
Swap Agreements	(211,785)	-	-	(224,300)	(436,085)

Total Change in Appreciation (Depreciation)	$(211,785)	$-	$-	$(313,587)	$(525,372)

Short-Duration Bond Fund
Asset Derivatives
Purchased Options*	$-	$-	$-	$451,700	$451,700
Futures Contracts^^	-	-	-	247,123	247,123

Total Value	$-	$-	$-	$698,823	$698,823

Notes to Financial Statements (Unaudited) (Continued)

	Credit Risk	Equity Risk	Foreign Exchange Risk	Interest Rate Risk	Total
Short-Duration Bond Fund (Continued)
Liability Derivatives
Futures Contracts^^	$-	$-	$-	$(66,338)	$(66,338)
Swap Agreements^	(113,263)	-	-	-	(113,263)
Swap Agreements^^,^^^	(36,557)	-	-	-	(36,557)

Total Value	$(149,820)	$-	$-	$(66,338)	$(216,158)

Realized Gain (Loss)#
Futures Contracts	$-	$-	$-	$370,956	$370,956
Swap Agreements	(1,446)	-	-	-	(1,446)

Total Realized Gain (Loss)	$(1,446)	$-	$-	$370,956	$369,510

Change in Appreciation (Depreciation)##
Purchased Options	$-	$-	$-	$(38,416)	$(38,416)
Futures Contracts	-	-	-	144,327	144,327
Swap Agreements	(62,606)	-	-	-	(62,606)

Total Change in Appreciation (Depreciation)	$(62,606)	$-	$-	$105,911	$43,305

*	Statements of Assets and Liabilities location: Investments, at value, Receivables from: open forward foreign currency contracts or open swap agreements, at value, as applicable.
^	Statements of Assets and Liabilities location: Payables for: open forward foreign currency contracts or open swap agreements, at value, as applicable.
^^	Cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps is reported in “Futures Contracts” and “Swap Agreements” below. Only current day’s variation margin, if any, is reported within the Statements of Assets and Liabilities.
^^^	Represents centrally cleared swaps which are not subject to a master netting agreement.
#	Statements of Operations location: Amounts are included in net realized gain (loss) on: futures contracts, swap agreements, or foreign currency transactions, as applicable.
##	Statements of Operations location: Amounts are included in net change in unrealized appreciation (depreciation) on: investment transactions, futures contracts, swap agreements, or translation of assets and liabilities in foreign currencies, as applicable.

For the period ended June 30, 2017, the number of contracts, notional amounts, or shares/units for each derivative type was as follows:

	Number of Contracts, Notional Amounts, or Shares/Units†
	Futures Contracts	Forward Contracts	Swap Agreements	Purchased Swaptions
Asset Momentum Fund	130	$5,955,378	$-	$-
Inflation-Protected and Income Fund	50	-	47,646,667	6,880,000
Short-Duration Bond Fund	457	-	2,940,000	3,760,000

†	Amount(s) disclosed represent average number of contracts for futures contracts, notional amounts for forward contracts, swap agreements and purchased swaptions, which is indicative of volume of this derivative type, for the months that the Fund held such derivatives during the period ended June 30, 2017.

Notes to Financial Statements (Unaudited) (Continued)

The following table presents derivative assets by counterparty net of amounts available for offset under a master netting agreement (“MNA”), or similar agreement, and net of the related collateral received by the Fund(s) as of June 30, 2017.

Asset Valuation Inputs
Counterparty	Derivative Assets Subject to an MNA by Counterparty†	Financial Instruments Available for Offset	Collateral Received***	Net Amount*
Asset Momentum Fund
HSBC Bank USA	$15,991	$(4,051)	$-	$11,940
JP Morgan Chase Bank N.A.	133,563	(65,629)	-	67,934

	$149,554	$(69,680)	$-	$79,874

Inflation-Protected and Income Fund
Bank of America N.A.	$67,419	$(67,419)	$-	$-
Goldman Sachs International	127,409	(127,409)	-	-
JP Morgan Chase Bank N.A.	135,394	(80,568)	-	54,826

	$330,222	$(275,396)	$-	$54,826

The following table presents derivative liabilities by counterparty net of amounts available for offset under an MNA, or similar agreement, and net of the related collateral pledged by the Fund(s) as of June 30, 2017.

Liability Valuation Inputs
Counterparty	Derivative Liabilities Subject to an MNA by Counterparty†	Financial Instruments Available for Offset	Collateral Pledged***	Net Amount**
Asset Momentum Fund
Barclays Bank PLC	$(77,419)	$-	$-	$(77,419)
HSBC Bank USA	(4,051)	4,051	-	-
JP Morgan Chase Bank N.A.	(65,629)	65,629	-	-

	$(147,099)	$69,680	$-	$(77,419)

Inflation-Protected and Income Fund
Bank of America N.A.	$(80,171)	$67,419	$-	$(12,752)
Goldman Sachs International	(329,278)	127,409	-	(201,869)
JP Morgan Chase Bank N.A.	(80,568)	80,568	-	-

	$(490,017)	$275,396	$-	$(214,621)

Short-Duration Bond Fund
Goldman Sachs International	$(113,263)	$-	$-	$(113,263)

*	Represents the net amount receivable from the counterparty in the event of default.
**	Represents the net amount payable to the counterparty in the event of default.
***	The amount presented here may be less than the total amount of collateral received/pledged as the net amount of derivative assets and liabilities for a counterparty cannot be less than $0.
†	The amount presented here may be less than the total amount shown in the Statements of Assets and Liabilities as some derivatives held by the counterparty are not covered within the master netting agreements.

Such agreements typically permit a single net payment in the event of default, including the bankruptcy or insolvency of the counterparty. Typically, the Fund(s) and counterparties are not permitted to sell, re-pledge, or use the collateral they receive.

Notes to Financial Statements (Unaudited) (Continued)

Further details regarding the derivatives and other investments held by the Fund(s) during the period ended June 30, 2017, are discussed below.

Foreign Currency Exchange Transactions

A Fund may engage in foreign currency exchange transactions for hedging purposes in order to protect against uncertainty in the level of future foreign currency exchange rates, or for other, non-hedging purposes.

A Fund may enter into foreign currency exchange transactions, including foreign currency forward contracts. These contracts call for the Fund to deliver in the future an amount of one currency in return for an amount of another currency, at an exchange rate determined at the time the contract is entered into. Forward contracts are private contractual arrangements and a Fund is subject to the risk that its counterparty will not, or will not be able to, perform its obligations. This type of arrangement may require the Fund to post margin. A Fund may enter into foreign currency exchange transactions in order to hedge against changes in the values of the assets or liabilities denominated in one or more foreign currencies, or otherwise to increase or reduce a Fund’s exposure to various foreign currencies. The use of foreign currency exchange transactions may create investment leverage.

Whenever a Fund enters into a foreign currency exchange transaction, it is subject to the risk that the value of the transaction will move in a direction unfavorable to it. When the Fund uses the transactions for hedging purposes, it is likely that the Fund will have an asset or liability that will offset any loss (or gain) on the transactions, at least in part. If a Fund enters into foreign currency exchange transactions other than for hedging purposes (for example, seeking to profit from an anticipated change in the values of currencies by creating directional exposures in the portfolio with respect to one or more currencies), it will generally be subject to the same risks, but is less likely to have assets or liabilities that will offset any losses on the transactions. There can be no assurance that a Fund will be able to terminate any foreign currency exchange transaction prior to its maturity in order to limit its loss on the transaction.

Forward foreign currency contracts are marked to market daily and the change in their value is recorded by the Funds as an unrealized gain or loss. Forward foreign currency contracts are valued at the settlement price established through dealers or other market sources on the day which they are traded. When a forward foreign currency contract is extinguished, through delivery or offset by entering into another forward foreign currency contract, the Funds record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value of the contract at the time it was extinguished or offset. The notional or contractual amounts of these instruments do not necessarily represent the amounts potentially subject to risk. The measurement of the risk associated with these instruments is meaningful only when all related and offsetting transactions and counterparty risks are considered.

The Fund(s) listed in the following table had open forward foreign currency contracts at June 30, 2017. A Fund’s current exposure to a counterparty is the unrealized appreciation on the contract.

		Counterparty	Settlement Date	In Exchange for	Unrealized Appreciation/ (Depreciation)
Asset Momentum Fund
Contracts to Buy
BRL	2,851,680	HSBC Bank USA*	02/15/18	$831,879	$(4,051)
RUB	74,889,600	HSBC Bank USA*	02/15/18	1,200,000	15,991

				2,031,879	11,940

ZAR	7,133,735	JP Morgan Chase Bank N.A.*	10/20/17	500,000	35,692

				$2,531,879	$47,632

Notes to Financial Statements (Unaudited) (Continued)

		Counterparty	Settlement Date		In Exchange for	Unrealized Appreciation/ (Depreciation)
Cross Currency Forwards
BRL	4,110,000	Barclays Bank PLC*	02/15/18	CHF	1,200,000	$(77,419)

RUB	27,785,856	JP Morgan Chase Bank N.A.*	07/13/17	EUR	360,000	59,015
RUB	27,423,578	JP Morgan Chase Bank N.A.*	07/13/17	SEK	3,582,000	38,856
RUB	62,460,000	JP Morgan Chase Bank N.A.*	02/15/18	SEK	8,977,163	(65,629)

						32,242

						$(45,177)

BRL Brazilian Real	EUR Euro	SEK Swedish Krona
CHF Swiss Franc	RUB Russian Ruble	ZAR South African Rand
*	Contracts are subject to an MNA.

Futures Contracts

A Fund may seek to manage a variety of different risks, such as interest rate risk, equity price risk, and currency risk, through the use of futures contracts. A Fund may use interest rate futures contracts to adjust the interest rate sensitivity (duration) of its portfolio or the credit exposure of the portfolio. Interest rate futures contracts obligate the long or short holder to take or make delivery of a specified quantity of a financial instrument, such as a specific fixed-income security, during a specified future period at a specified price. A Fund may use index futures to hedge against broad market risks to its portfolio or to gain broad market exposure when it holds uninvested cash or as an inexpensive substitute for cash investments directly in securities or other assets. Securities index futures contracts are contracts to buy or sell units of a securities index at a specified future date at a price agreed upon when the contract is made and are settled in cash. Positions in futures may be closed out only on an exchange or board of trade which provides a secondary market for such futures. Because futures contracts are exchange-traded, they typically have minimal exposure to counterparty risk.

Parties to a futures contract are not required to post the entire notional amount of the contract, but rather a small percentage of that amount (by way of margin), both at the time they enter into futures transactions, and then on a daily basis if their positions decline in value; as a result, futures contracts are highly leveraged. Such payments are known as variation margin and are recorded by the Funds as unrealized gains or losses. Because futures markets are highly leveraged, they can be extremely volatile, and there can be no assurance that the pricing of a futures contract will correlate precisely with the pricing of the asset or index underlying it or the asset or liability of the Fund that is the subject of the hedge. It may not always be possible for a Fund to enter into a closing transaction with respect to a futures contract it has entered into, at a favorable time or price. When a Fund enters into a futures transaction, it is subject to the risk that the value of the futures contract will move in a direction unfavorable to it. When a Fund uses futures contracts for hedging purposes, it is likely that the Fund will have an asset or liability that will offset any loss (or gain) on the transactions, at least in part.

When a futures contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

The Fund(s) listed in the following table had open futures contracts at June 30, 2017:

	Expiration Date	Number of Contracts	Notional Amount	Net Unrealized Appreciation/ (Depreciation)
Asset Momentum Fund
Future Contract — Long
S&P 500 E Mini Index	09/15/17	133	$16,098,985	$(58,628)

Notes to Financial Statements (Unaudited) (Continued)

	Expiration Date	Number of Contracts	Notional Amount	Net Unrealized Appreciation/ (Depreciation)
Inflation-Protected and Income Fund
Future Contract — Long
U.S. Ultra Bond	09/20/17	2	$331,750	$(319)

Future Contract — Short
U.S. Long Bond	09/20/17	1	$(153,687)	$122

Short-Duration Bond Fund
Future Contract — Long
U.S. Treasury Ultra 10 Year	09/20/17	232	$29,123,250	$(66,338)

Futures Contracts — Short
U.S. Treasury Ultra 10 Year	09/20/17	88	$(11,863,500)	$23,356
U.S. Treasury Note 2 Year	09/29/17	8	(1,728,875)	1,225
U.S. Treasury Note 5 Year	09/29/17	650	(76,593,360)	222,542

				$247,123

Swap Agreements

Swap agreements are typically two-party contracts entered into primarily by institutional investors. In a standard “swap” transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments, which may be adjusted for an interest factor. The gross returns to be exchanged or “swapped” between the parties are generally calculated with respect to a “notional amount,” (i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate or in a “basket” of securities representing a particular index).

Interest Rate Swaps. When a Fund enters into an interest rate swap, it typically agrees to make payments to its counterparty based on a specified long- or short-term interest rate, and will receive payments from its counterparty based on another interest rate. Other forms of interest rate swap agreements include interest rate caps, under which, in return for a specified payment stream, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or “cap”; interest rate floors, under which, in return for a specified payment stream, one party agrees to make payments to the other to the extent that interest rates fall below a specified rate, or “floor”; and interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels. A Fund may enter into an interest rate swap in order, for example, to hedge against the effect of interest rate changes on the value of specific securities in its portfolio, or to adjust the interest rate sensitivity (duration) or the credit exposure of its portfolio overall, or otherwise as a substitute for a direct investment in debt securities.

Credit Default Swaps. A Fund also may enter into credit default swap transactions, as a “buyer” or “seller” of credit protection. In a credit default swap, one party provides what is in effect insurance against a default or other adverse credit event affecting an issuer of debt securities (typically referred to as a “reference entity”). In general, the buyer of credit protection is obligated to pay the protection seller an upfront amount or a periodic stream of payments over the term of the swap. If a “credit event” occurs, the buyer has the right to deliver to the seller bonds or other obligations of the reference entity (with a value up to the full notional value of the swap), and to receive a payment equal to the par value of the bonds or other obligations. Credit events that would trigger a request that the seller make payment are specific to each credit default swap agreement, but generally include bankruptcy, failure to pay, restructuring, acceleration, default, or repudiation/moratorium. When a Fund buys protection, it may or may not own securities of the reference entity. If it does own securities of the reference entity, the swap serves as a hedge against a decline in the value of the securities due to the occurrence of a credit event involving the issuer of the securities. If the Fund does not own securities of the reference entity, the credit default swap may be seen to create a short position in the reference entity. If a Fund is a buyer and no credit event occurs, the Fund will typically recover nothing under the swap, but will have had to pay the required upfront payment or stream of continuing payments under the swap. When a Fund sells protection under a credit default swap, the position may have the effect of creating leverage in the Fund’s portfolio through the Fund’s indirect long exposure to the issuer or securities on which the swap is written. When a Fund sells protection, it may do so either to earn additional income or to create a “synthetic” long position.

Notes to Financial Statements (Unaudited) (Continued)

Whenever a Fund enters into a swap agreement, it takes on counterparty risk — the risk that its counterparty will be unable or unwilling to meet its obligations under the swap agreement. The Fund also takes the risk that the market will move against its position in the swap agreement. In the case of an interest rate swap, the value of the swap may increase or decrease depending on changes in interest rates. In the case of a credit default swap, the swap will become more or less valuable depending on the credit of the issuer of the underlying security, and, if a credit event occurs under a swap where the Fund is the seller of credit protection, the Fund could be required to purchase the security at par value, resulting in a significant loss to the Fund. When the Fund enters into any type of swap for hedging purposes, it is likely that the Fund will have an asset or liability that will offset any loss (or gain) on the swap, at least in part. Swap agreements may be non-transferable or otherwise highly illiquid, and a Fund may not be able to terminate or transfer a swap agreement at any particular time or at an acceptable price.

Swaptions. A Fund may also enter into options on swap agreements (“swaptions”). A swaption is a contract that gives a counterparty the right (but not the obligation) to enter into a new swap agreement or to shorten, extend, cancel, or otherwise modify an existing swap agreement, at some designated future time on specified terms. A Fund may write (sell) and purchase put and call swaptions. Depending on the terms of the particular option agreement, a Fund will generally incur a greater degree of risk when it writes a swaption than it will incur when it purchases a swaption. When a Fund purchases a swaption, it risks losing only the amount of the premium it has paid should it decide to let the option expire unexercised. However, when a Fund writes a swaption, upon exercise of the option the Fund will become obligated according to the terms of the underlying agreement. A Fund may enter into swaptions for the same purposes as swaps. For information regarding the accounting treatment of options, see “Options, Rights, and Warrants” below.

Centrally Cleared Swaps. Certain clearinghouses currently offer clearing for limited types of derivatives transactions, principally certain interest rate swaps, certain index swaps, and credit derivatives. In a cleared derivative transaction, a Fund typically enters into the transaction with a financial institution counterparty, and performance of the transaction is effectively guaranteed by a central clearinghouse, thereby reducing or eliminating the Fund’s exposure to the credit risk of its original counterparty. The Fund will be required to post amounts (“initial margin”) with the clearinghouse or at the instruction of the clearinghouse. The initial margin required by a clearinghouse may be greater than the initial margin the Fund would be required to post in an uncleared transaction. If cash is deposited as the initial margin, it is shown as collateral on a Fund’s Statement of Assets and Liabilities. Swap agreements are marked-to-market daily and subsequent payments (“variation margin”) are made or received by a Fund depending on whether unrealized gains or losses are incurred. These amounts are reflected as receivables or payables on a Fund’s Statement of Assets and Liabilities (“Variation margin on open derivative instruments”) and as a component of net change in unrealized appreciation (depreciation) on a Fund’s Statement of Operations. Only a limited number of transaction types are currently eligible for clearing.

During the term of a swap transaction, changes in the value of the swap are recognized as unrealized gains or losses by marking to market to reflect the market value of the swap. When the swap is terminated, a Fund will record a realized gain or loss equal to the difference, if any, between the proceeds from (or cost of) the closing transaction and a Fund’s basis in the agreement. Upfront swap premium payments paid or received by a Fund, if any, are recorded within the value of the open swap agreement on the Fund’s Statement of Assets and Liabilities and represent payments paid or received upon entering into the swap agreement to compensate for differences between stated terms of the swap agreement and prevailing market conditions (credit spreads, currency exchange rates, and other relevant factors). These upfront payments are recorded as realized gain or loss on the Fund’s Statement of Operations upon termination or maturity of the swap agreement.

During the term of a swap transaction, the periodic net payments can be made for a set period of time or may be triggered by a predetermined credit event. The net periodic payments may be based on a fixed or variable interest rate, the change in market value of a specified security, basket of securities or index, or the return generated by a security. These periodic payments received or made by the Funds are recorded in the accompanying Statements of Operations as realized gains and losses, respectively.

Notes to Financial Statements (Unaudited) (Continued)

The Fund(s) listed in the following table had open swap transactions at June 30, 2017. A Fund’s current exposure to a counterparty is the fair value of the transaction.

Counterparty	Currency	Notional Amount	Expiration Date	Receive (Pay) Fixed Rate	Deliverable on Default	Unrealized Appreciation (Depreciation)	Premium (Received) Paid	Value
Inflation-Protected and Income Fund*
Credit Default Swaps — Buy Protection
Centrally Cleared Swaps
	USD	670,000	6/20/22	(1.000%)	CDX.NA.IG.28	$(2,220)	$(10,212)	$(12,432)

Credit Default Swaps — Sell Protection†
OTC Swaps
Goldman Sachs International	USD	1,600,000	5/11/63	3.000%	CMBX.NA.BBB-.6†† (Rating: BBB-)	$(187,810)	$986	$(186,824)
Goldman Sachs International	USD	890,000	5/11/63	3.000%	CMBX.NA.BBB-.6†† (Rating: BBB-)	(26,847)	(77,074)	(103,921)
Goldman Sachs International	USD	330,000	5/11/63	3.000%	CMBX.NA.BBB-.6†† (Rating: BBB-)	(12,093)	(26,440)	(38,533)
JP Morgan Chase Bank N.A.	USD	690,000	5/11/63	3.000%	CMBX.NA.BBB-.6†† (Rating: BBB-)	(81,418)	850	(80,568)

						(308,168)	(101,678)	(409,846)

Counterparty	Currency	Notional Amount	Expiration Date	Payments Made by Fund	Payments Received by Fund	Unrealized Appreciation (Depreciation)	Premium Received (Paid)	Value
Interest Rate Swaps
OTC Swaps
Goldman Sachs International	USD	8,500,000	10/13/17	1.125%	USA-CPI-U	$56,553	$-	$56,553
Bank of America N.A.	USD	11,000,000	11/06/17	1.275%	USA-CPI-U	67,419	-	67,419
Goldman Sachs International	USD	8,300,000	1/13/18	1.295%	USA-CPI-U	70,856	-	70,856
JP Morgan Chase Bank N.A.	USD	8,500,000	2/17/18	1.033%	USA-CPI-U	135,394	-	135,394
Bank of America N.A.	USD	8,600,000	2/16/19	2.195%	USA-CPI-U	(80,171)	-	(80,171)

						250,051	-	250,051

Counterparty	Currency	Notional Amount	Expiration Date	Receive (Pay) Fixed Rate	Deliverable on Default	Unrealized Appreciation (Depreciation)	Premium (Received) Paid	Value
Short-Duration Bond Fund**
Credit Default Swaps — Buy Protection
Centrally Cleared Swaps
	USD	1,970,000	6/20/22	(1.000%)	CDX.NA.IG.28	$(6,529)	$(30,028)	$(36,557)

Credit Default Swaps — Sell Protection†
OTC Swaps
Goldman Sachs International	USD	410,000	5/11/63	3.000%	CMBX.NA.BBB-.6†† (Rating: BBB-)	$(48,126)	$252	$(47,874)
Goldman Sachs International	USD	410,000	5/11/63	3.000%	CMBX.NA.BBB-.6†† (Rating: BBB-)	(12,368)	(35,506)	(47,874)
Goldman Sachs International	USD	150,000	5/11/63	3.000%	CMBX.NA.BBB-.6†† (Rating: BBB-)	(5,497)	(12,018)	(17,515)

						(65,991)	(47,272)	(113,263)

USD	U.S. Dollar
*	Collateral for swap agreements held by Credit Suisse USA amounted to $11,313 in securities at June 30, 2017.
**	Collateral for swap agreements held by Credit Suisse USA amounted to $24,092 in securities at June 30, 2017.
†	For each credit derivative with sold protection, the credit ratings of the entities referenced, as rated by any rating organization, are included in the equivalent S&P Global Ratings rating category. The reference entity rating represents the likelihood of a potential payment by the Fund if the referenced entity experiences a credit event as of period end. Notional amounts represent the maximum potential amount of future payments (undiscounted) the Fund could be required to make under the credit derivatives with sold protection.
††	Payment is based on a percentage of the index. Reference entities are a number of individual issuers comprising the index.

Notes to Financial Statements (Unaudited) (Continued)

Options, Rights, and Warrants

A Fund may purchase and sell put and call options on securities or an index of securities to enhance investment performance or to protect against changes in market prices. A Fund that invests in debt securities may also purchase and sell put and call options to adjust the interest rate sensitivity of its portfolio or the credit exposure of the portfolio.

Call Options. A call option gives the holder the right to purchase, and obligates the writer to sell, a security at the strike price at any time before the expiration date.

Put Options. A put option gives the holder the right to sell, and obligates the writer to buy, a security at the exercise price at any time before the expiration date.

Writing put and call options. A Fund may write call options on a security it owns, in a “directional” strategy hoping to realize a greater current return through the receipt of premiums. In return for the option premium, the Fund takes the risk that it will have to forego any increase in the value of the security over the strike price. When a Fund has written a call option on a security it does not own, its exposure on such an option is theoretically unlimited. A Fund may enter into closing purchase transactions in order to realize a profit or limit a loss on a previously written call option or, in the case of a call option on a security it owns, to free itself to sell the underlying security or to write another call on the security, or protect a security from being called in an unexpected market rise. Any profits from a closing purchase transaction in the case of a call option on a security a Fund owns may be offset by a decline in the value of the underlying security. Conversely, because increases in the market price of a call option will generally reflect increases in the market price of the underlying security, any loss resulting from a closing purchase transaction relating to a call option on a security a Fund owns is likely to be offset in whole or in part by unrealized appreciation of the underlying security owned by the Fund. A Fund may not be able to close out a call option that it has previously written. A Fund may write put options in order to enhance its current return by taking a long directional position as to a security or index of securities. By writing a put option, the Fund assumes the risk that it may be required to purchase the underlying security for an exercise price higher than its then current market value, resulting in a potential capital loss unless the security later appreciates in value. A Fund may terminate a put option that it has written before it expires by entering into a closing purchase transaction. Any loss from this transaction may be partially or entirely offset by the premium received on the terminated option. A Fund may not be able to close out a put option that it has previously written.

When a Fund writes a call or put option, an amount equal to the premium received is recorded as a liability. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against the amount paid on the underlying investment to determine the realized gain or loss.

Purchasing put and call options. A Fund may purchase put options to protect portfolio holdings against a decline in market value of a security or securities held by it. A Fund may also purchase a put option hoping to profit from an anticipated decline in the value of the underlying security. If the Fund holds the security underlying the option, the option premium and any transaction costs will reduce any profit the Fund might have realized had it sold the underlying security instead of buying the put option. A Fund may purchase call options to hedge against an increase in the price of securities that the Fund wants ultimately to buy. A Fund may also purchase a call option as a long directional investment hoping to profit from an anticipated increase in the value of the underlying security. In order for a call option to be profitable, the market price of the underlying security must rise sufficiently above the exercise price to cover the premium and transaction costs. These costs will reduce any profit the Fund might have realized had it bought the underlying security at the time it purchased the call option.

When a Fund purchases an option, it runs the risk that it will lose its entire investment in the option in a relatively short period of time, unless the Fund exercises the option or enters into a closing sale transaction before the option’s expiration. If the price of the underlying security does not rise (in the case of a call) or fall (in the case of a put) to an extent sufficient to cover the option premium and transaction costs, the Fund will lose part or all of its investment in the option. This contrasts with an investment by a Fund in the underlying security, since the Fund will not realize a loss if the security’s price does not change. Premiums paid for purchasing options that expire are treated as realized losses.

OTC Options. OTC options purchased or sold by a Fund are not traded on securities or options exchanges or backed by clearinghouses. Rather, they are entered into directly between a Fund and the counterparty to the option. In the case of an OTC

Notes to Financial Statements (Unaudited) (Continued)

option purchased by the Fund, the value of the option to the Fund will depend on the willingness and ability of the option writer to perform its obligations to the Fund. In addition, OTC options may not be transferable and there may be little or no secondary market for them, so they may be considered illiquid. It may not be possible to enter into closing transactions with respect to OTC options or otherwise to terminate such options, and as a result a Fund may be required to remain obligated on an unfavorable OTC option until its expiration. OTC options are valued using prices supplied by a primary pricing source, selected pursuant to procedures approved by the Trustees.

Rights and Warrants. A Fund may purchase or hold warrants or rights in order to gain exposure to the underlying security without owning the security, including, for example, cases where the Fund hopes to lock in the price today of a security it may wish to purchase in the future. Warrants generally give the holder the right, but not the obligation, to buy a security at a stated price. In order for a warrant to be profitable, the market price of the underlying security must rise sufficiently above the exercise price to cover any premium and transaction costs. Rights may similarly confer on the holder the right to purchase or acquire securities, including through participation in a so-called rights offering. Bonds may be issued with warrants or other rights attached to purchase or acquire equity or other debt securities, typically of the bond issuer. The market prices of bonds with warrants or rights attached to purchase equity securities or bonds may, to some degree, reflect changes in the values of the underlying securities.

When a Fund purchases or otherwise acquires warrants or other rights, it runs the risk that it will lose its entire investment in the warrants or rights, unless the Fund exercises the warrant or right, acquires the underlying securities, or enters into a closing transaction before expiration. If the price of the underlying security does not rise to an extent sufficient to cover any premium and transaction costs, the Fund will lose part or all of its investment. Any premiums or purchase price paid for warrants or other rights that expire are treated as realized losses. Warrants and similar rights differ from options in that they are typically written by the issuer of the security underlying the warrant or right. Although some warrants and rights may be non-transferable, others may be traded over-the-counter or on an exchange.

Inflation-Indexed Bonds

The Funds may invest in inflation-indexed bonds, which are fixed income securities whose principal value or coupon is periodically adjusted according to the rate of inflation, as measured by the Consumer Price Index for All Urban Consumers (“CPI-U”) (for U.S. Treasury inflation-indexed bonds) or, generally, by a comparable inflation index calculated by the foreign government issuing the inflation-indexed bonds.

If the periodic adjustment rate measuring inflation falls, the principal value of inflation-indexed bonds will be adjusted downward, and consequently the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds, even during a period of deflation. However, the current market value of the bonds is not guaranteed, and will fluctuate. The Funds may also invest in other inflation related bonds which may or may not provide a similar guarantee. If a guarantee of principal is not provided, the adjusted principal value of the bond repaid at maturity may be less than the original principal. Any adjustments to the principal amount of an inflation-indexed bond due to inflation will be reflected as increases or decreases to interest income. Such adjustments may have a significant impact on the Fund’s distributions.

The value of inflation-indexed bonds is generally based on changes in real interest rates, which in turn are tied to the relationship between nominal interest rates and the rate of inflation. Therefore, if nominal interest rates increased at a faster rate than inflation, real interest rates might rise, leading to a decrease in value of inflation-indexed bonds. While the values of these securities are expected to be protected from long-term inflationary trends, short-term increases in inflation may lead to a decline in value. There can be no assurance that the CPI-U or any foreign inflation index will accurately measure the real rate of inflation, or that the rate of inflation in a foreign country will correlate to the rate of inflation in the United States. Additionally, if interest rates rise due to reasons other than inflation, investors in these securities may not be protected to the extent that the increase is not reflected in the bond’s inflation measure.

Bank Loans

Certain of the Funds may invest in bank loans including, for example, corporate loans, loan participations, direct debt, bank debt, and bridge debt. A Fund may invest in a loan by lending money to a borrower directly as part of a syndicate of lenders. In a

Notes to Financial Statements (Unaudited) (Continued)

syndicated loan, the agent that originated and structured the loan typically administers and enforces the loan on behalf of the syndicate. Failure by the agent to fulfill its obligations may delay or adversely affect receipt of payment by a Fund. A Fund may also invest in loans through novations, assignments, and participation interests. In a novation, a Fund typically assumes all of the rights of a lending institution in a loan, including the right to receive payments of principal and interest and other amounts directly from the borrower and to enforce its rights as a lender directly against the borrower. When a Fund takes an assignment of a loan, the Fund acquires some or all of the interest of another lender (or assignee) in the loan. In such cases, the Fund may be required generally to rely upon the assignor to demand payment and enforce rights under the loan. If a Fund acquires a participation in the loan, the Fund purchases an indirect interest in a loan held by a third party and the Fund typically will have a contractual relationship only with the third party loan investor, not with the borrower. As a result, a Fund may have the right to receive payments of principal, interest, and any fees to which it is entitled only from the loan investor selling the participation and only upon receipt by such loan investor of such payments from the borrower. In such cases, a Fund assumes the credit risk of both the borrower and the loan investor selling the participation, and the Fund may be unable to realize some or all of the value of its interest in the loan in the event of the insolvency of the third party.

Changes in the financial condition of the borrower or economic conditions or other circumstances may reduce the capacity of the borrower to make principal and interest payments on such instruments and may lead to defaults. The value of any collateral securing a bank loan may decline after the Fund invests, and there is a risk that the value of the collateral may not be sufficient to cover the amount owed to the Fund.

At June 30, 2017, the Funds had no unfunded loan commitments.

Repurchase Agreements

Each Fund may enter into repurchase agreements with certain banks and broker-dealers whereby a Fund acquires a security for cash and obtains a simultaneous commitment from the seller to repurchase the security at an agreed upon price and date. A Fund, through its custodian, takes possession of the securities collateralizing the repurchase agreement in a segregated account. Repurchase agreements must be fully collateralized at all times, but involve some risk to a Fund if the other party should default on its obligation and the Fund is delayed or prevented from recovering the collateral, or if the Fund is required to return collateral to a borrower at a time when it may realize a loss on the investment of that collateral.

Reverse Repurchase Agreements

Each Fund may enter into reverse repurchase agreements with banks and broker-dealers to enhance return. Reverse repurchase agreements involve sales by a Fund of portfolio securities concurrently with an agreement by the Fund to repurchase the same securities at a later date at a fixed price (typically equal to the original sale price plus interest). During the reverse repurchase agreement period, the Fund continues to receive principal and interest payments on the securities and also has the opportunity to earn a return on the purchase price received by it from the counterparty.

Certain agreements have no stated maturity and can be terminated by either party at any time. Interest on the value of the reverse repurchase agreements issued and outstanding is based upon competitive market rates determined at the time of issuance. A Fund may utilize reverse repurchase agreements when it is anticipated that the interest income to be earned from the investment of the proceeds of the transaction is greater than the interest expense of the transaction. Reverse repurchase agreements generally create investment leverage and involve the risk that the market value of the security that a Fund is obligated to repurchase under the agreement may decline below the repurchase price. For financial reporting purposes, cash received in exchange for securities delivered plus accrued interest payments to be made to the counterparty is recorded as a liability in the Statements of Assets and Liabilities at face value including accrued interest. Due to the short term nature of reverse repurchase agreements, face value approximates fair value. Interest payments made by a Fund to the counterparties are recorded as a component of interest expense in the Statements of Operations. In periods of increased demand for a security, a Fund may receive a fee for use of the security by the counterparty, which may result in interest income to the Fund.

Reverse repurchase transactions are entered into by a Fund under a Master Repurchase Agreement (“MRA”), which permits the Fund, under certain circumstances, including an event of default (such as bankruptcy or insolvency), to offset payables and/or receivables under the MRA with collateral held and/or posted to the counterparty and creates one single net payment due to or from the Fund. With reverse

Notes to Financial Statements (Unaudited) (Continued)

repurchase transactions, typically a Fund and the counterparties are permitted to sell, re-pledge, or use the collateral associated with the transaction. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MRA counterparty’s bankruptcy or insolvency. Pursuant to the terms of the MRA, a Fund receives or posts securities as collateral with a market value in excess of the repurchase price to be paid or received by the Fund upon the maturity of the transaction. Upon a bankruptcy or insolvency of the MRA counterparty, the Fund is considered an unsecured creditor with respect to excess collateral and, as such, the return of excess collateral may be delayed.

In the event the buyer of securities under an MRA files for bankruptcy or becomes insolvent, a Fund’s use of the proceeds from the sale of its securities may be restricted or forfeited, and the counterparty may fail to return/resell the securities in question to the Fund.

The following table is a summary of the Fund(s) open reverse repurchase transactions which are subject to an MRA on a net basis at June 30, 2017:

Counterparty	Reverse Repurchase Agreements	Fair Value of Non-Cash Collateral*	Cash Collateral Pledged*	Net Amount
Inflation-Protected and Income Fund
Banque Paribas Securities Corp.	$(67,586,500)	$67,586,500	$-	$-
Daiwa Bank Securities, Inc.	(53,821,250)	53,821,250		-
Goldman Sachs & Co.	(88,931,526)	88,931,526	-	-
HSBC Securities (USA) Inc.	(96,014,826)	96,014,826	-	-
Morgan Stanley & Co. LLC	(12,055,515)	12,055,515	-	-

	$(318,409,617)	$318,409,617	$-	$-

*	Collateral with a value of $322,781,383 has been pledged in connection with open reverse repurchase transactions. Excess collateral pledged to the individual counterparty is not shown for financial reporting purposes.

The Fund(s) listed in the following table had open reverse repurchase transactions during the period ended June 30, 2017:

Description	Value
Inflation-Protected and Income Fund
Agreement with Banque Paribas Securities Corp., dated 6/01/17, 1.240%, to be repurchased on demand until 9/06/17 at value plus accrued interest.	$67,586,500
Agreement with Daiwa Bank Securities Inc., dated 6/02/17, 1.300%, to be repurchased on demand until 9/06/17 at value plus accrued interest.	53,821,250
Agreement with Goldman Sachs & Co., dated 4/04/17, 1.080%, to be repurchased on demand until 7/06/17 at value plus accrued interest.	88,931,526
Agreement with HSBC Securities (USA) Inc., dated 6/02/17, 1.200%, to be repurchased on demand until 9/01/17 at value plus accrued interest.	96,014,826
Agreement with Morgan Stanley & Co. LLC, dated 4/07/17, 1.020%, to be repurchased on demand until 7/07/17 at value plus accrued interest.	12,055,515

$318,409,617

Average balance outstanding	$326,673,675
Maximum balance outstanding	$333,471,609
Average interest rate	0.99%
Weighted average maturity	54 days

Average balance outstanding was calculated based on daily balances outstanding during the period that the Fund had entered into reverse repurchase transactions.

Notes to Financial Statements (Unaudited) (Continued)

The type of underlying collateral and the remaining maturity of open reverse repurchase transactions in relation to the reverse repurchase agreements on the Statements of Assets and Liabilities is as follows:

	Remaining Contractual Maturity of the Agreements
	Overnight and Continuous	Up to 30 days	31-90 days	Greater Than 90 days	Total
Inflation-Protected and Income Fund
Reverse Repurchase Transactions
U.S. Treasury Obligations	$-	$100,987,041	$217,422,576	$-	$318,409,617

Total Borrowings	$-	$100,987,041	$217,422,576	$-	$318,409,617

When-Issued, Delayed-Delivery, Forward Commitment, and To-Be-Announced Transactions

A Fund may enter into when-issued, delayed-delivery, forward commitment, or to-be-announced (“TBA”) transactions (collectively, the “Forward Transactions”) in order to lock in the purchase price of the underlying security, or in order to adjust the interest rate exposure of the Fund’s existing portfolio. In Forward Transactions, a Fund commits to purchase or sell particular securities, with payment and delivery to take place at a future date. In the case of TBA purchase commitments, the unit price and the estimated principal amount are established when the Fund enters into a commitment, with the actual principal amount being within a specified range of the estimate. Although a Fund does not typically pay for the securities in these types of transactions until they are delivered, it immediately assumes the risks of ownership, including the risk of price fluctuation. As a result, each of these types of transactions may create investment leverage in a Fund’s portfolio and increase the volatility of the Fund. If a Fund’s counterparty fails to deliver a security purchased in a Forward Transaction, there may be a loss, and the Fund may have missed an opportunity to make an alternative investment.

These securities are valued on the basis of valuations furnished by a pricing service, selected pursuant to procedures approved by the Trustees, which determines valuations taking into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. Securities for which no market quotation is available are valued at fair value in accordance with procedures approved by the Trustees. The Funds record on a daily basis the unrealized appreciation (depreciation) based upon changes in the values of these securities. When a Forward Transaction is closed, the Funds record a realized gain or loss equal to the difference between the value of the transaction at the time it was opened and the value of the transaction at the time it was closed.

Securities Lending

Each Fund may lend its securities; however, lending cannot exceed 33% of the total assets of the Fund taken at current value. The Funds’ securities lending activities are governed by a Securities Lending Agency Agreement (“Lending Agreement”) between each Fund and the lending agent (“agent”). The Lending Agreement authorizes the agent to lend qualifying U.S. and foreign securities held by a Fund to approved borrowers (each, a “Borrower”).

Each Fund expects that in connection with any securities on loan, the loan will be secured continuously by collateral consisting of cash or securities adjusted daily to have market value at least equal to the current market value of the securities loaned. The market value of the loaned securities is determined at the close of business of a Fund and any additional collateral is delivered to the Fund the next business day. The Funds bear the risk of loss with respect to the investment of cash collateral. As with other extensions of credit, the Funds may bear the risk of delay in recovery of the loaned securities or even loss of rights in the collateral should the Borrower of the securities fail financially. Pursuant to the Lending Agreement, the agent has provided indemnification to the Funds in the event of default by a Borrower with respect to a loan. The Funds receive compensation for lending their securities in the form of a securities loan fee paid by the Borrower, as well as a share of the income earned on investment of the cash collateral received for the loaned securities. At June 30, 2017, the Funds’ collateral was equal to or greater than 100% of the market value of securities on loan.

Notes to Financial Statements (Unaudited) (Continued)

Security loans can be terminated at the discretion of either the lending agent or the Fund and the related securities must be returned within the earlier of the standard trade settlement period for such securities or within three business days. For all Funds, all securities on loan are classified as common stock in the Fund’s Portfolio of Investments at June 30, 2017.

The Funds employ the agent to implement their securities lending program and the agent receives a fee from the Funds for its services. In addition, the Funds may be required to pay a rebate to the Borrower. Accordingly, a Fund’s compensation for lending its securities is reduced by any such fees or rebate paid to the securities lending agent or Borrower, respectively. For the period ended June 30, 2017, the Fund(s) earned securities lending net income as follows:

	Securities Lending Gross Income	Securities Lending Fees and Expenses	Securities Lending Net Income
Small Cap Equity Fund	$46,189	$9,220	$36,969
Strategic Emerging Markets Fund	1,910	381	1,529

Accounting for Investment Transactions

Investment transactions are accounted for on the trade date. Realized gains and losses on sales of investments and unrealized appreciation and depreciation of investments are computed by the specific identification cost method. Proceeds received from litigation, if any, are included in realized gains on investment transactions for any investments that are no longer held in the portfolio and as a reduction in cost for investments that continue to be held in the portfolio. Interest income, adjusted for amortization of discounts and premiums on debt securities, is earned from the settlement date and is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date. Withholding taxes on foreign interest, dividends, and capital gains have been provided for in accordance with the applicable country’s tax rules and rates. Foreign dividend income is recorded on the ex-dividend date or as soon as practicable after the Fund determines the existence of a dividend declaration after exercising reasonable due diligence. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Funds determine the classification of distributions received as return of capital distributions or capital gain distributions.

Foreign Currency Translation

The books and records of the Funds are maintained in U.S. dollars. The market values of foreign currencies, foreign securities, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the mean of the buying and selling rates of such currencies against the U.S. dollar at the end of each business day. Purchases and sales of foreign securities and income and expense items are translated at the rates of exchange prevailing on the respective dates of such transactions. The Funds do not isolate that portion of the results of operations arising from changes in the exchange rates from that portion arising from changes in the market prices of securities. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions, and the difference between the amounts of dividends or interest recorded on the books of the Funds and the amount actually received.

Allocation of Operating Activity

In maintaining the records for the Funds, the income and expense accounts are allocated daily to each class of shares. Investment income and loss, and unrealized and realized gains or losses are prorated among the classes of shares based on the relative net assets of each. Expenses are allocated to each class of shares depending on the nature of the expenditures. Administration and service fees, if any, which are directly attributable to a class of shares, are charged to that class’s operations. Expenses of a Fund not directly attributable to the operations of any specific class of shares of the Fund are prorated among the classes to which the expense relates based on relative net assets.

Notes to Financial Statements (Unaudited) (Continued)

Foreign Securities

The Strategic Emerging Markets Fund invests substantially all of its assets in foreign securities. The other Funds may also invest in foreign securities. Foreign securities, including American Depositary Receipts, are subject to additional risks compared to securities of U.S. issuers, including international trade, currency, political, regulatory, and diplomatic risks. In addition, fluctuations in currency exchange rates may adversely affect the values of foreign securities and the price of a Fund’s shares. Emerging markets securities are subject to greater risks than securities issued in developed foreign markets, including less liquidity, greater price volatility, higher relative rates of inflation, greater political, economic, and social instability, greater custody and operational risks, and greater volatility in currency exchange rates.

Federal Income Tax

It is each Fund’s intent to continue to comply with the provisions of subchapter M of the Internal Revenue Code of 1986, as amended, applicable to a regulated investment company. Under such provisions, the Funds would not be subject to federal income taxes on their ordinary income and net realized capital gains to the extent they are distributed or deemed to have been distributed to their shareholders. Therefore, the Funds have not made any provision for federal income tax.

Dividends and Distributions to Shareholders

Dividends from net investment income are declared and paid quarterly for the Dynamic Bond Fund, High Yield Fund, Inflation-Protected and Income Fund, and Short-Duration Bond Fund and annually for the Asset Momentum Fund, Equity Rotation Fund, Small Cap Equity Fund, Special Situations Fund, and Strategic Emerging Markets Fund and at other times as may be required to satisfy tax or regulatory requirements. Distributions of any net realized capital gains of each Fund are declared and paid annually and at other times as may be required to satisfy tax or regulatory requirements.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. As a result, net investment income and net realized capital gains on investment transactions for a reporting period may differ significantly from distributions during such period.

3.	Advisory Fees and Other Transactions

Investment Advisory Fees and Investment Subadvisers

MML Investment Advisers, LLC (“MML Advisers”), a wholly-owned subsidiary of MassMutual, serves as investment adviser to each Fund. Under the investment advisory agreements between MML Advisers and the Trust on behalf of each Fund, MML Advisers is responsible for providing investment management services for each Fund. In return for these services, MML Advisers receives advisory fees, based upon each Fund’s average daily net assets, at the following annual rates:

Fund	Investment Advisory Fee
Asset Momentum Fund	0.60% on the first $500 million; and
0.55% on any excess over $500 million
Dynamic Bond Fund	0.40% on the first $1 billion; and
0.35% on any excess over $1 billion
Equity Rotation Fund	0.45% on the first $500 million; and
0.40% on any excess over $500 million
High Yield Fund	0.60% on the first $300 million; and
0.575% on any excess over $300 million
Inflation-Protected and Income Fund	0.60% on the first $100 million;
0.55% on the next $200 million;
0.50% on the next $200 million; and
0.45% on any excess over $500 million

Notes to Financial Statements (Unaudited) (Continued)

Fund	Investment Advisory Fee
Short-Duration Bond Fund	0.35% on the first $300 million; and
0.30% on any excess over $300 million
Small Cap Equity Fund	0.65% on the first $100 million;
0.60% on the next $100 million;
0.55% on the next $300 million; and
0.50% on any excess over $500 million
Special Situations Fund	0.60% on the first $500 million; and
0.55% on any excess over $500 million
Strategic Emerging Markets Fund	1.05% on the first $500 million; and
1.00% on any excess over $500 million

MML Advisers has entered into investment subadvisory agreements with Barings LLC (“Barings”), a wholly-owned subsidiary of MM Asset Management Holding LLC, itself a wholly-owned subsidiary of MassMutual Holding LLC, a controlled subsidiary of MassMutual, on behalf of certain Funds. These agreements provide that Barings manage the investment and reinvestment of assets of these Funds. Barings receives a subadvisory fee from MML Advisers based upon each Fund’s average daily net assets, at the following annual rates:

Asset Momentum Fund	0.475%
Equity Rotation Fund	0.30%
High Yield Fund	0.20%
Inflation-Protected and Income Fund	0.08%
Short-Duration Bond Fund	0.08%
Special Situations Fund	0.45%

MML Advisers has entered into investment subadvisory agreements with OppenheimerFunds, Inc. (“OFI”), a wholly-owned subsidiary of Oppenheimer Acquisition Corp., itself an indirect majority-owned subsidiary of MassMutual Holding LLC, on behalf of the Small Cap Equity Fund and the Strategic Emerging Markets Fund. These agreements provide that OFI manage the investment and reinvestment of the assets of the Funds. OFI receives a subadvisory fee from MML Advisers, based upon each Fund’s average daily net assets, at the following annual rates:

Small Cap Equity Fund	0.25%
Strategic Emerging Markets Fund	0.70%

MML Advisers has entered into an investment subadvisory agreement with the unaffiliated investment subadviser, DoubleLine Capital, LP (“DoubleLine”), pursuant to which DoubleLine serves as the subadviser to the Dynamic Bond Fund. This agreement provides that DoubleLine manage the investment and reinvestment of the assets of the Fund. DoubleLine receives a subadvisory fee from MassMutual based upon the average daily net assets of the Fund.

The Funds’ subadvisory fees are paid by MML Advisers out of the advisory fees previously disclosed above.

Notes to Financial Statements (Unaudited) (Continued)

Administration Fees

For the Asset Momentum Fund, Dynamic Bond Fund, Equity Rotation Fund, High Yield Fund, Short-Duration Bond Fund, Special Situations Fund, and Strategic Emerging Markets Fund, under a separate Administrative and Shareholder Services Agreement between the Funds and MML Advisers, MML Advisers is obligated to provide all necessary administrative and shareholder services and bear some of the Fund specific administrative expenses. In return for these services, MML Advisers receives an administrative services fee, based upon the average daily net assets of the applicable class of shares of the Funds, at the following annual rates:

	Class II	Service Class I
Asset Momentum Fund	0.15%	0.15%
Dynamic Bond Fund	0.15%	0.15%
Equity Rotation Fund	0.15%	0.15%
High Yield Fund	0.15%	0.15%
Short-Duration Bond Fund	0.15%	0.15%
Special Situations Fund	0.15%	0.15%
Strategic Emerging Markets Fund	0.15%	0.15%

Distribution and Service Fees

MML Distributors, LLC (the “Distributor”) acts as distributor to the Funds. Pursuant to a Distribution and Services Plan adopted by the Funds pursuant to Rule 12b-1 under the 1940 Act, Service Class shares and Service Class I shares of the Funds pay an annual fee of 0.25% of the average daily net asset value of Service Class shares and Service Class I shares. This fee, or a portion thereof, is paid to: (i) the Distributor for services provided and expenses incurred by it in connection with the distribution of Service Class shares or Service Class I shares, as applicable, of each Fund; and/or (ii) MassMutual for services provided and expenses incurred by it for purposes of maintaining or providing personal services to Service Class and Service Class I shareholders. The Distributor is a wholly-owned subsidiary of MassMutual.

Expense Caps and Waivers

MML Advisers agreed to cap the fees and expenses of the Funds noted below (other than extraordinary litigation and legal expenses, Acquired Fund Fees and Expenses#, interest expense, short sale dividend and loan expense, or other non-recurring or unusual expenses such as organizational expenses and shareholder meeting expenses) based upon the average daily net assets of the applicable class of shares of the Fund, as follows:

	Class II	Service Class I
Asset Momentum Fund*	0.80%	1.05%
Dynamic Bond Fund*	0.60%	0.85%
Equity Rotation Fund*	0.65%	0.90%
Short-Duration Bond Fund*	0.55%	0.80%
Special Situations Fund*	0.80%	1.05%
Strategic Emerging Markets Fund**	1.35%	1.60%

#	Acquired Fund Fees and Expenses are expenses borne indirectly by a Fund through investments in other pooled investment vehicles.
*	Expense caps in effect through April 30, 2018.
**	Expense caps in effect through April 30, 2019. Prior to July 1, 2017, the expenses were capped at 1.40% and 1.65%, respectively.

MML Advisers has agreed to waive 0.10% of the advisory fee of the High Yield Fund through April 30, 2018.

MML Advisers has agreed to voluntarily waive 0.04% of the advisory fee of the Strategic Emerging Markets Fund through April 30, 2018. MML Advisers may amend or discontinue this waiver at any time without advance notice.

Notes to Financial Statements (Unaudited) (Continued)

Expense caps and waiver amounts are reflected as a reduction of expenses on the Statements of Operations.

Deferred Compensation

Trustees of the Funds who are not officers or employees of MassMutual may elect to defer receipt of their annual fees in accordance with terms of a Non-Qualified Deferred Compensation Plan. Amounts deferred shall accrue interest or earnings and shall be recorded on the Funds’ books as other liabilities. Deferred compensation is included within Trustees’ fees and expenses in the Statements of Assets and Liabilities.

Other

Certain officers and trustees of the Funds may also be employees of MassMutual. The compensation of a trustee who is not an employee of MassMutual is borne by the Funds.

Elaine A. Sarsynski resigned as a Trustee of the Trust effective as of February 1, 2017. Teresa Hassara became a Trustee of the Trust effective as of June 6, 2017.

4. Purchases and Sales of Investments

Cost of purchases and proceeds from sales of investment securities (excluding short-term investments) for the period ended June 30, 2017, were as follows:

	Purchases		Sales
	Long-Term U.S. Government Securities	Other Long-Term Securities	Long-Term U.S. Government Securities	Other Long-Term Securities
Asset Momentum Fund	$-	$4,039,075	$-	$2,588,457
Dynamic Bond Fund	98,847,805	99,365,068	108,115,493	84,746,766
Equity Rotation Fund	-	7,252,585	-	6,729,109
High Yield Fund	-	54,942,009	-	49,476,131
Inflation-Protected and Income Fund	37,540,978	20,355,463	36,041,128	83,224,397
Short-Duration Bond Fund	23,207,894	53,464,100	27,096,577	47,602,671
Small Cap Equity Fund	-	25,770,680	-	28,608,710
Special Situations Fund	-	1,744,550	-	1,536,386
Strategic Emerging Markets Fund	-	19,778,416	-	25,220,952

5.	Capital Share Transactions

Changes in shares outstanding for each Fund were as follows:

	Six Months Ended June 30, 2017		Year Ended December 31, 2016

	Shares	Amount	Shares	Amount
Asset Momentum Fund Class II
Sold			-	$-
Issued as reinvestment of dividends			13,802	143,267
Redeemed			-	-

Net increase (decrease)			13,802	$143,267

Asset Momentum Fund Service Class I
Sold	32,320	$357,728	79,133	$769,914
Issued as reinvestment of dividends	-	-	472	4,891
Redeemed	(22,191)	(248,573)	(13,993)	(139,613)

Net increase (decrease)	10,129	$109,155	65,612	$635,192

Notes to Financial Statements (Unaudited) (Continued)

	Six Months Ended June 30, 2017		Year Ended December 31, 2016

	Shares	Amount	Shares	Amount
Dynamic Bond Fund Class II
Sold	389,752	$3,896,708	1,967,334	$19,730,005
Issued as reinvestment of dividends	565,186	5,606,648	1,238,887	12,384,957
Redeemed	-	-	(1,811,608)	(18,518,299)

Net increase (decrease)	954,938	$9,503,356	1,394,613	$13,596,663

Dynamic Bond Fund Service Class I
Sold	89,205	$887,977	306,722	$3,060,637
Issued as reinvestment of dividends	4,130	40,894	6,138	61,280
Redeemed	(27,739)	(276,513)	(58,001)	(585,364)

Net increase (decrease)	65,596	$652,358	254,859	$2,536,553

Equity Rotation Fund Class II
Sold			-	$-
Issued as reinvestment of dividends			22,578	257,157
Redeemed			-	-

Net increase (decrease)			22,578	$257,157

Equity Rotation Fund Service Class I
Sold	40,294	$489,743	26,050	$261,848
Issued as reinvestment of dividends	-	-	376	4,270
Redeemed	(6,288)	(77,996)	(1,273)	(13,560)

Net increase (decrease)	34,006	$411,747	25,153	$252,558

High Yield Fund Class II
Sold	64,660	$656,290	295,975	$2,921,195
Issued as reinvestment of dividends	172,709	1,742,629	854,296	8,197,683
Redeemed	(437,210)	(4,456,289)	(3,988,962)	(39,527,479)

Net increase (decrease)	(199,841)	$(2,057,370)	(2,838,691)	$(28,408,601)

High Yield Fund Service Class I
Sold	579,485	$5,898,326	598,074	$5,781,914
Issued as reinvestment of dividends	61,144	615,111	206,300	1,979,564
Redeemed	(292,670)	(2,988,239)	(568,429)	(5,393,673)

Net increase (decrease)	347,959	$3,525,198	235,945	$2,367,805

Inflation-Protected and Income Fund Initial Class
Sold	2,571,153	$26,335,224	3,173,898	$32,854,113
Issued as reinvestment of dividends	244,155	2,509,913	874,258	9,077,612
Redeemed	(2,578,412)	(26,455,366)	(5,541,789)	(57,254,526)

Net increase (decrease)	236,896	$2,389,771	(1,493,633)	$(15,322,801)

Inflation-Protected and Income Fund Service Class
Sold	367,662	$3,750,989	556,761	$5,721,767
Issued as reinvestment of dividends	28,139	287,854	98,067	1,014,617
Redeemed	(389,047)	(3,974,505)	(861,017)	(8,847,076)

Net increase (decrease)	6,754	$64,338	(206,189)	$(2,110,692)

Short-Duration Bond Fund Class II
Sold	1,982,719	$19,397,723	8,113,707	$79,725,554
Issued as reinvestment of dividends	148,583	1,451,658	382,932	3,741,339
Redeemed	(2,126,400)	(20,835,500)	(3,648,831)	(35,740,980)

Net increase (decrease)	4,902	$13,881	4,847,808	$47,725,913

Notes to Financial Statements (Unaudited) (Continued)

	Six Months Ended June 30, 2017		Year Ended December 31, 2016

	Shares	Amount	Shares	Amount
Short-Duration Bond Fund Service Class I
Sold	664,808	$6,505,002	1,611,348	$15,759,014
Issued as reinvestment of dividends	20,458	199,672	57,403	560,359
Redeemed	(810,412)	(7,929,785)	(892,832)	(8,732,232)

Net increase (decrease)	(125,146)	$(1,225,111)	775,919	$7,587,141

Small Cap Equity Fund Initial Class
Sold	422,412	$4,129,576	810,550	$6,946,646
Issued as reinvestment of dividends	-	-	344,289	2,985,481
Redeemed	(902,851)	(8,836,412)	(1,650,378)	(14,045,628)

Net increase (decrease)	(480,439)	$(4,706,836)	(495,539)	$(4,113,501)

Small Cap Equity Fund Service Class
Sold	217,738	$2,105,630	196,340	$1,662,742
Issued as reinvestment of dividends	-	-	42,763	365,594
Redeemed	(134,039)	(1,293,660)	(182,294)	(1,519,077)

Net increase (decrease)	83,699	$811,970	56,809	$509,259

Special Situations Fund Class II
Sold			-	$-
Issued as reinvestment of dividends			11,263	110,492
Redeemed			-	-

Net increase (decrease)			11,263	$110,492

Special Situations Fund Service Class I
Sold	15,050	$153,959	16,009	$140,095
Issued as reinvestment of dividends	-	-	144	1,404
Redeemed	(2,205)	(22,590)	(897)	(8,232)

Net increase (decrease)	12,845	$131,369	15,256	$133,267

Strategic Emerging Markets Fund Class II
Sold	240,113	$2,300,884	1,403,238	$11,815,350
Issued as reinvestment of dividends	-	-	44,808	401,484
Redeemed	(858,396)	(8,194,298)	(1,811,377)	(15,695,357)

Net increase (decrease)	(618,283)	$(5,893,414)	(363,331)	$(3,478,523)

Strategic Emerging Markets Fund Service Class I
Sold	164,437	$1,575,555	288,730	$2,431,282
Issued as reinvestment of dividends	-	-	2,531	22,753
Redeemed	(91,415)	(887,433)	(175,761)	(1,511,499)

Net increase (decrease)	73,022	$688,122	115,500	$942,536

Notes to Financial Statements (Unaudited) (Continued)

6.	Federal Income Tax Information

At June 30, 2017, the cost of securities and the unrealized appreciation (depreciation) in the value of investments owned by the Fund(s), as computed on a federal income tax basis, were as follows:

	Federal Income Tax Cost	Tax Basis Unrealized Appreciation	Tax Basis Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Asset Momentum Fund	$22,867,278	$2,133,514	$(102,788)	$2,030,726
Dynamic Bond Fund	439,932,394	6,860,086	(5,704,243)	1,155,843
Equity Rotation Fund	21,780,176	5,056,500	(293,792)	4,762,708
High Yield Fund	130,128,434	5,134,828	(3,259,439)	1,875,389
Inflation-Protected and Income Fund	739,612,173	8,832,656	(6,159,203)	2,673,453
Short-Duration Bond Fund	236,067,642	2,351,131	(1,767,696)	583,435
Small Cap Equity Fund	106,817,387	25,190,923	(2,717,319)	22,473,604
Special Situations Fund	17,735,739	3,803,844	(80,684)	3,723,160
Strategic Emerging Markets Fund	92,150,691	20,703,232	(4,987,691)	15,715,541

Net capital loss carryforwards may be applied against any net realized taxable gains in succeeding years, subject to the carryforward period limitations, where applicable. On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (the “Modernization Act”) was signed by the President. The Modernization Act changed the capital loss carryforward rules as they relate to regulated investment companies. Capital losses generated in tax years beginning after the date of enactment may now be carried forward indefinitely, and retain the character of the original loss. Under pre-enactment law, capital losses could be carried forward for up to eight tax years as short-term capital losses. The provisions affecting the utilization of capital loss carryforwards under the Modernization Act also require the utilization of post-enactment losses prior to the utilization of pre-enactment losses.

At December 31, 2016, for federal income tax purposes, there were no unused capital losses.

At December 31, 2016, the following Fund(s) had post-enactment accumulated capital loss carryforwards:

	Short Term Capital Loss Carryforward	Long Term Capital Loss Carryforward
Equity Rotation Fund	$947,113	$67,116
High Yield Fund	1,782,122	3,597,135
Inflation-Protected and Income Fund	1,113,437	2,670,484
Short-Duration Bond Fund	-	2,992,400
Special Situations Fund	2,340,615	123,693
Strategic Emerging Markets Fund	4,346,122	8,984,330

Net capital loss carryforwards for the Fund(s) shown in the above table are from post-enactment years and are, therefore, not subject to the eight-year carryforward period and possible expiration.

Generally accepted accounting principles in the United States of America require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital.

Notes to Financial Statements (Unaudited) (Continued)

The tax character of distributions (including capital gain dividends, if any, designated pursuant to Section 852 of the Code) paid during the year ended December 31, 2016, was as follows:

	Ordinary Income	Long Term Capital Gain	Return of Capital
Asset Momentum Fund	$148,158	$-	$-
Dynamic Bond Fund	12,446,237	-	-
Equity Rotation Fund	261,427	-	-
High Yield Fund	10,177,247	-	-
Inflation-Protected and Income Fund	10,092,229	-	-
Short-Duration Bond Fund	4,301,698	-	-
Small Cap Equity Fund	1,043,899	2,307,176	-
Special Situations Fund	76,278	-	35,618
Strategic Emerging Markets Fund	424,237	-	-

The following Fund(s) have elected to pass through the foreign tax credit for the year ended December 31, 2016:

Amount
Strategic Emerging Markets Fund	$115,234

Capital accounts within the financial statements are periodically adjusted for permanent differences between book and tax accounting. These adjustments have no impact on net assets or the results of operations. Temporary book and tax accounting differences will reverse in subsequent periods. At December 31, 2016, temporary book and tax accounting differences were primarily attributable to investments in forward contracts, futures contracts, options contracts, swap agreements, premium amortization accruals, passive foreign investment companies, non-taxable dividends basis adjustments, the deferral of wash sale losses, and deferred Trustee compensation.

At December 31, 2016, the components of distributable earnings on a tax basis were as follows:

	Undistributed Ordinary Income	Undistributed Long Term Capital Gain (Capital Loss Carryover)	Other Temporary Differences	Unrealized Appreciation (Depreciation)
Asset Momentum Fund	$76,241	$477,709	$(711)	$144,666
Dynamic Bond Fund	2,142,034	573,480	(14,837)	(7,223,494)
Equity Rotation Fund	755	(1,014,229)	(723)	3,652,244
High Yield Fund	86,450	(5,379,257)	(16,787)	1,243,612
Inflation-Protected and Income Fund	580,281	(3,783,921)	19,863	(1,771,005)
Short-Duration Bond Fund	446,042	(2,992,400)	(29,547)	(1,998,060)
Small Cap Equity Fund	1,270,461	4,523,958	(30,299)	22,710,044
Special Situations Fund	-	(2,464,308)	(661)	1,968,296
Strategic Emerging Markets Fund	81,599	(13,330,452)	(9,419)	(1,694,431)

The Funds did not have any unrecognized tax benefits at June 30, 2017, nor were there any increases or decreases in unrecognized tax benefits for the period then ended. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as an income tax expense in the Statements of Operations. During the period ended June 30, 2017, the Funds did not incur any such interest or penalties. The Funds are subject to examination by U.S. federal and state tax authorities for returns filed for the prior three fiscal years, or the returns filed to date for Funds in existence less than three years. Foreign taxes are provided for based on the Funds’ understanding of the tax rules and rates that exist in the foreign markets in which they invest.

Notes to Financial Statements (Unaudited) (Continued)

7. Indemnifications

Under the Funds’ organizational documents, current and former Trustees and Officers are provided with specified rights to indemnification against liabilities arising in connection with the performance of their duties to the Funds, and shareholders are indemnified against personal liability for obligations of the Funds. In the normal course of business, the Funds may also enter into contracts that provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.

8. New Accounting Pronouncements

In October 2016, the Securities and Exchange Commission (“SEC”) released its Final Rule on Investment Company Reporting Modernization (the “Rule”). The Rule, which introduces two new regulatory reporting forms for investment companies — Form N-PORT and Form N-CEN — also contains amendments to Regulation S-X which impact financial statement presentation, particularly the presentation of derivative investments. Management is still evaluating the impact of the Rule; however, management believes that many of the Regulation S-X amendments are consistent with the Funds’ current financial statement presentation and expects that each Fund will be able to comply with the Rule’s Regulation S-X amendments by the August 1, 2017 compliance date.

In November 2016, The Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update No. 2016-18, “Statement of Cash Flows (Topic 230), Restricted Cash, a consensus of the FASB’s Emerging Issues Task Force” (“ASU 2016-18”). ASU 2016-18 requires that a statement of cash flows explain the change during the period in the total of cash, cash equivalents, and amounts generally described as restricted cash or restricted cash equivalents. Therefore, amounts generally described as restricted cash and restricted cash equivalents should be included with cash and cash equivalents when reconciling the beginning-of-period and end-of-period total amounts shown on the statement of cash flows. The amendments in ASU 2016-18 do not provide a definition of restricted cash or restricted cash equivalents. ASU 2016-18 is effective for interim and annual reporting periods beginning after December 15, 2017. Management is currently evaluating the implication, if any, of these changes and its impact on the Funds’ financial statements.

In March 2017, FASB issued Accounting Standards Update 2017-08, Receivables — Nonrefundable Fees and Other Costs (Subtopic 310-20): Premium Amortization on Purchased Callable Debt Securities (“ASU 2017-08”). For entities that hold callable debt securities at a premium, ASU 2017-08 requires that the premium be amortized to the earliest call date. ASU 2017-08 would first be effective for fiscal years beginning after December 15, 2018, and interim periods within those fiscal years. Management is still evaluating the potential impact of ASU 2017-08 but believes that adoption of ASU 2017-08 will not have a material effect on each Fund’s financial position or its results of operations.

9. Legal Proceedings

On December 7, 2010, the Trust was named as a defendant and putative member of the proposed defendant class of shareholders named in an adversary proceeding brought by The Official Committee of Unsecured Creditors of Tribune Company (the “Official Committee”) in the U.S. Bankruptcy Court for the District of Delaware, in connection with Tribune Company’s Chapter 11 bankruptcy proceeding (In re Tribune Company). The proceeding relates to a leveraged buyout (“LBO”) transaction by which Tribune Company converted to a privately-held company in 2007, and the putative defendant class is comprised of beneficial owners of shares of Tribune Company who received proceeds (the “Proceeds”) of the LBO. The Official Committee seeks to recover payments of those Proceeds.

The potential amount sought to be recovered from the Small Cap Equity Fund, plus interest and the Official Committee’s court costs, is approximately $93,500.

The Fund cannot predict the outcome of this proceeding. Accordingly, the Fund has not accrued any amounts related to this proceeding. If the proceeding were to be decided in a manner adverse to the Fund, or if the Fund was to enter into a settlement agreement with the Official Committee, the payment of such judgment or settlement could potentially have a material adverse effect on the Fund’s net asset value depending on the net assets of the Fund at the time of such judgment or settlement.

Notes to Financial Statements (Unaudited) (Continued)

10. Subsequent Events

In preparation of these financial statements, management has evaluated the events and transactions subsequent to June 30, 2017, through the date when the financial statements were issued, and determined that there are no subsequent events or transactions that would require adjustments to or disclosures in the Funds’ financial statements other than those disclosed below.

Other Information (Unaudited)

Proxy Voting

A description of the policies and procedures that each Fund’s investment adviser and subadvisers use to vote proxies relating to the Fund’s portfolio securities is available, without charge, upon request, by calling 1-888-309-3539, and on the SEC’s EDGAR database on its website at http://www.sec.gov.

Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available, without charge, upon request, on the MassMutual website at http://www.massmutual.com/funds and on the SEC’s EDGAR database on its website at http://www.sec.gov.

Quarterly Reporting

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s EDGAR database on its website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington D.C. Information on the operation of the SEC’s Public Reference Room may be obtained by calling 1-800-SEC-0330.

Trustees’ Approval of Investment Advisory Contracts

At their meetings in May and June 2017, the Contract Committee (the “Committee”) and the Trustees, including the Trustees who are not “interested persons” (as such term is defined in the 1940 Act) of the Trust, MML Advisers, or the subadvisers (the “Independent Trustees”), re-approved the existing advisory and subadvisory agreements (collectively, the “Contracts”) for each of the Asset Momentum Fund, Dynamic Bond Fund, Equity Rotation Fund, High Yield Fund, Inflation-Protected and Income Fund, Short-Duration Bond Fund, Small Cap Equity Fund, Special Situations Fund, and Strategic Emerging Markets Fund. In preparation for the meetings, the Trustees requested, and MML Advisers and the subadvisers provided in advance, certain materials relevant to the consideration of the Contracts (the “Meeting Materials”). In all of their deliberations, the Trustees were advised by independent counsel.

The Committee received in advance of the meetings (i) a memorandum from MML Advisers discussing the nature and quality of the services it provides as investment adviser to the Funds; (ii) a profitability analysis prepared by MML Advisers; and (iii) a fee and performance study report (the “Third-Party Report”) with respect to each Fund prepared by an independent third-party vendor (the “Third-Party”). The Third Party Report provided detailed comparative advisory fee, total expense, and performance information for each Fund to assist the Committee in its evaluation of the Contracts. The Committee also considered information presented to it throughout the year regarding MML Advisers and each of the subadvisers.

The Committee considered the nature, scope, and quality of services MML Advisers provides to the Funds, including: (i) the financial condition, stability, and business strategy of MML Advisers; (ii) the capabilities of MML Advisers with respect to regulatory compliance and its ability to monitor compliance with the investment policies of the Funds; (iii) MML Advisers’ ability to provide investment oversight and provide for administrative and shareholder services to the Funds; and (iv) the experience and qualifications of the personnel of MML Advisers that perform, or oversee the performance of, the services provided to the Funds, and the needs of the Funds for administrative and shareholder services.

The Committee then reviewed and considered, for each Fund separately, the detailed information presented in the Third-Party Report regarding: (i) Fund expenses, including, among other things, both the Fund’s advisory fee and total net expense ratio against peer funds; and (ii) the Fund’s relative performance (over various time periods against peer funds and a benchmark index). In connection with the Committee’s review, MML Advisers provided commentary and analysis regarding each Fund’s performance and expenses. The Committee also noted that it had received in the Meeting Materials or during the course of the past year: (i) detailed information regarding MML Advisers’ ability to provide investment oversight and provide for administrative and shareholder services to the Funds; and (ii) a wide range of information about each subadviser and its personnel with responsibility for providing services to the respective Fund and the fees payable to each subadviser by MML Advisers. MML Advisers reviewed with the Committee in detail the work MML Advisers does in its oversight roles, the expertise it brings to these roles, the size of its teams, and the financial commitment it has made to provide those services. Throughout the discussion, MML Advisers responded to Committee members’ questions and provided additional information concerning each Fund.

Other Information (Unaudited) (Continued)

The Committee reviewed the expense and performance information for each Fund. (References to any one- or three-year period below are to periods ended December 31, 2016. The three-year periods do not apply for any Fund that does not yet have a three-year performance history. In all cases, the comparative expense information is that of a Fund’s “peer group” and the comparative performance information is that of a Fund’s “performance category.”)

The Committee considered that, in the case of a number of Funds, total net expense information showed the Funds to be in the first or second comparative quartile of their peer groups (least expensive), and performance information showed the Funds to have had first or second comparative quartile investment performance in their performance categories for the most recent one- and (where applicable) three-year periods. These Funds included the Short-Duration Bond Fund, Dynamic Bond Fund, High Yield Fund, Equity Rotation Fund, and Special Situations Fund.

For the MML Asset Momentum Fund, the Committee noted that the Fund had achieved performance in the first comparative quartile for the one-year period. The Committee noted, as well, that, although the Fund had total net expenses in the third comparative quartile, it had a net advisory fee in the second comparative quartile. The Committee considered MML Advisers’ statement that the administrative service fees paid by the Fund to support shareholder servicing contributed significantly to the high relative net total expense ratio.

For the Inflation-Protected and Income Fund, the Committee noted that the Fund had achieved performance in the second and first comparative quartiles for the one- and three-year periods (30th and 13th percentiles, respectively). The Committee noted, as well, that, although the Fund had total net expenses in the fourth comparative quartile (80th percentile) and had a net advisory fee in the fourth comparative quartile (90th percentile), the Committee considered MML Advisers’ statement that administrative service fees paid by the Fund to support shareholder servicing contributed significantly to the high relative net total expense ratio and net advisory fee.

For the Small Cap Equity Fund, the Committee considered that the Fund’s total net expense ratio was in the first comparative quartile (6th percentile), and that the Fund’s net advisory fee was also in the first comparative quartile (22nd percentile). The Committee considered MML Advisers’ statement that, although the Fund had underperformed in the past two years, with performance in the third comparative quartile for each period (74th percentile in 2016, 70th percentile in 2015), it had nonetheless achieved first quartile comparative performance (23rd percentile) for the three-year period and had favorable long-term performance with top half results in six of the last 10 years.

For the Strategic Emerging Markets Fund, the Committee considered that the Fund has total net expenses in the fourth comparative quartile (87th percentile), and that the Fund’s net advisory fee is in the second comparative quartile (40th percentile). The Committee considered MML Advisers’ statement that administrative service fees paid by the Fund to support shareholder servicing contributed significantly to the high relative net total expense ratio. The Committee noted that the Fund’s performance had improved from the fourth comparative quartile (84th percentile) to the third comparative quartile (64th percentile) for the three- and one-year periods. The Committee considered MML Advisers’ statement that the Fund’s underperformance was due in part to broad market factors and that, although the Fund is on Under Review status for performance reasons, MML Advisers remains very committed to the current subadviser and portfolio management team and the strategy. It was noted that the principal source of the underperformance was an overweight in Russian stocks in 2014-2015 that hurt performance for the three-year period significantly. In response to the Committee’s concerns, MML Advisers proposed to continue to voluntarily waive 0.04% of management fees until April 30, 2018 and to reduce the already capped expense ratios by an additional 0.05%.

The Committee also reviewed and considered information included in the Meeting Materials, or discussed at the meeting, concerning economies of scale and the profitability of MML Advisers’ advisory relationship with the various Funds, including: (i) a description of the revenue (including advisory fees and administrative and shareholder services fees, as applicable) and expense allocation methodology employed by MML Advisers; and (ii) profitability information for each individual Fund. The discussions included consideration of the intangible benefits derived by MML Advisers and its affiliates resulting from their relationships with the Funds and the so-called “fallout benefits” to MML Advisers, such as any reputational value derived from serving as investment adviser to the Funds, and benefits accruing to subadvisers due to so-called “soft-dollar arrangements.”

Prior to the votes being taken to approve the Contracts, the Committee met separately in executive session to discuss the appropriateness of such contracts. The Committee weighed the foregoing matters in light of the advice given to them by their

Other Information (Unaudited) (Continued)

independent legal counsel as to the law applicable to the review of investment advisory contracts. In arriving at a decision, the Committee did not identify any single matter as all-important or controlling. The foregoing summary does not detail all of the matters considered.

As to each of the Funds, the Committee concluded that: (i) overall, it was satisfied with the nature, extent, and quality of services provided, and expected to be provided in the future, under the Contracts, including the level of MML Advisers’ oversight of each Fund and the subadvisory process; (ii) MML Advisers’ levels of profitability from its relationship with the various Funds are not excessive and the advisory fees payable under the Contracts and each Fund’s total net expenses are fair and reasonable; (iii) the investment processes, research capabilities, and philosophies of the subadvisers generally appear well suited to the Funds, given their investment objectives and policies; (iv) either the relative or absolute performance of a Fund (in each case, taking into account the applicable investment strategy and risk profile of the Fund), or the steps MML Advisers has proposed in respect of the underperformance of a Fund, are sufficient to warrant continuation of the Contracts for each of the Funds; and (v) the terms of the Contracts are fair and reasonable with respect to each Fund and are in the best interests of each Fund’s shareholders.

Other Information (Unaudited) (Continued)

Fund Expenses June 30, 2017

Expense Examples:

The following information is in regards to expenses for the six months ended June 30, 2017:

As a shareholder of the Funds, you incur ongoing costs, including advisory fees, distribution and/or service (12b-1) fees, and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. These examples are based on an investment of $1,000 invested for the six months ended June 30, 2017.

Actual Expenses:

The first four columns of the table below provide information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Operating Expenses Incurred” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes:

The last two columns of the table below provide information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the last two columns of the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Value	Annualized Expense Ratio	Ending Value (Based on Actual Returns and Expenses)	Operating Expenses Incurred*	Ending Value (Based on Hypothetical Returns and Expenses)	Operating Expenses Incurred*
Asset Momentum Fund
Class II	$1,000	0.80%	$1,133.70	$4.23	$1,020.80	$4.01
Service Class I	1,000	1.05%	1,133.10	5.55	1,019.60	5.26
Dynamic Bond Fund
Class II	1,000	0.59%	1,030.70	2.97	1,021.90	2.96
Service Class I	1,000	0.84%	1,029.10	4.23	1,020.60	4.21
Equity Rotation Fund
Class II	1,000	0.65%	1,118.80	3.41	1,021.60	3.26
Service Class I	1,000	0.90%	1,116.20	4.72	1,020.30	4.51
High Yield Fund
Class II	1,000	0.74%	1,061.80	3.78	1,021.10	3.71
Service Class I	1,000	0.99%	1,060.40	5.06	1,019.90	4.96

Other Information (Unaudited) (Continued)

	Beginning Value	Annualized Expense Ratio	Ending Value (Based on Actual Returns and Expenses)	Operating Expenses Incurred*	Ending Value (Based on Hypothetical Returns and Expenses)	Operating Expenses Incurred*
Inflation-Protected and Income Fund
Initial Class	$1,000	0.59%	$1,010.60	$2.94	$1,021.90	$2.96
Service Class	1,000	0.84%	1,009.00	4.18	1,020.60	4.21
Short-Duration Bond Fund
Class II	1,000	0.55%	1,017.50	2.75	1,022.10	2.76
Service Class I	1,000	0.80%	1,016.90	4.00	1,020.80	4.01
Small Cap Equity Fund
Initial Class	1,000	0.71%	1,070.90	3.65	1,021.30	3.56
Service Class	1,000	0.96%	1,069.60	4.93	1,020.00	4.81
Special Situations Fund
Class II	1,000	0.80%	1,076.20	4.12	1,020.80	4.01
Service Class I	1,000	1.05%	1,075.30	5.40	1,019.60	5.26
Strategic Emerging Markets Fund
Class II	1,000	1.40%	1,180.60	7.57	1,017.90	7.00
Service Class I	1,000	1.65%	1,179.00	8.91	1,016.60	8.25

*	Expenses are calculated using the annualized expense ratio for the six months ended June 30, 2017, multiplied by the average account value over the period, multiplied by 181 days in the period, divided by 365 days in the year, unless stated otherwise. The annualized expense ratio does not reflect expenses deducted under the variable life insurance or variable annuity contract through which the Funds are invested in. Inclusion of these expenses would increase the annualized expense ratios shown.

Underwriter: MML Distributors, LLC 100 Bright Meadow Blvd. Enfield, CT 06082-1981

© 2017 Massachusetts Mutual Life Insurance Company (MassMutual), Springfield, MA 01111-0001. All rights reserved. www.massmutual.com. Investment Adviser: MML Investment Advisers, LLC	RS-42893-00

Item 2. Code of Ethics.

Not applicable to this filing.

Item 3. Audit Committee Financial Expert.

Not applicable to this filing.

Item 4. Principal Accountant Fees and Services.

Not applicable to this filing.

Item 5. Audit Committee of Listed Registrants.

Not applicable to this filing.

Item 6. Investments.

Please see portfolio of investments contained in the Reports to Stockholders included under Item 1 of this form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to this filing.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to this filing.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to this filing.

Item 10. Submission of Matters to a Vote of Security Holders.

Not applicable to this filing.

Item 11. Controls and Procedures.

(a) The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this Form N-CSR, to provide reasonable assurance that the information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized, and reported within the time periods specified in the SEC’s rules and forms, based on their evaluation of these disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the Registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Code of Ethics (Item 2) is not applicable to this filing.

(a)(2) Certifications of the Principal Executive Officer and Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) are attached hereto as Exhibit 99CERT.

(a)(3) Not applicable to this filing.

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 as required by Rule 30a-2(b), under the 1940 Act (17 CFR 270.30a-2(b)), Rule 15d-14(b) under the Securities Exchange Act of 1934 (17 CFR 240.15d-14(b)) and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) are attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	MML Series Investment Fund II

By (Signature and Title)	/s/ Tina Wilson
Tina Wilson, President and Principal Executive Officer

Date 8/23/2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Tina Wilson
Tina Wilson, President and Principal Executive Officer

Date 8/23/2017

By (Signature and Title)	/s/ Renee Hitchcock
Renee Hitchcock, Treasurer and Principal Financial Officer

Date 8/23/2017